UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals – 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021.
[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	28.96%	49.84%	16.07%	11.94%
Class A3	21.87%	41.60%	14.77%	11.31%
Class C2	28.43%	48.68%	15.20%	11.13%
Class C4	27.43%	47.68%	15.20%	11.13%
Class I2	29.11%	50.26%	16.39%	12.27%
Class R3[2]	28.71%	49.30%	15.68%	11.59%
Class R4[2]	28.89%	49.77%	16.03%	11.94%
Class R5[2]	29.06%	50.18%	16.38%	12.27%
Class R6[2]	29.15%	50.37%	16.50%	12.38%
Class Y2	29.10%	50.26%	16.46%	12.37%
Class F2	29.16%	50.35%	16.47%	12.31%
Russell 3000 Index	31.08%	50.92%	17.67%	14.03%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.84%	1.84%
Class I	0.78%	0.78%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.80%	0.80%
Class R6	0.70%	0.70%
Class Y	0.80%	0.80%
Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks are generally greater, and include additional risks, for investments in emerging markets. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.1%
Consumer Discretionary	17.0
Consumer Staples	7.6
Energy	0.6
Financials	10.9
Health Care	13.0
Industrials	13.2
Information Technology	19.3
Materials	3.2
Real Estate	4.1
Utilities	0.4

Total	97.4%

Short-Term Investments	2.2
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	26.16%	44.71%	17.00%	14.52%
Class A3	19.22%	36.75%	15.68%	13.87%
Class C2	25.70%	43.62%	16.13%	13.68%
Class C4	24.70%	42.62%	16.13%	13.68%
Class I2	26.29%	45.07%	17.29%	14.70%
Class R3[2]	25.93%	44.20%	16.59%	14.20%
Class R4[2]	26.15%	44.70%	16.97%	14.57%
Class R5[2]	26.29%	45.03%	17.29%	14.89%
Class R6[2]	26.36%	45.20%	17.40%	14.97%
Class Y2	26.30%	45.10%	17.36%	14.94%
Class F2	26.35%	45.21%	17.38%	14.74%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.73%	0.73%
Class C	1.47%	1.47%
Class I	0.46%	0.46%
Class R3	1.07%	1.07%
Class R4	0.78%	0.78%
Class R5	0.48%	0.48%
Class R6	0.38%	0.38%
Class Y	0.48%	0.46%
Class F	0.38%	0.38%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.7%
Consumer Discretionary	10.8
Consumer Staples	6.6
Energy	1.2
Financials	12.0
Health Care	13.5
Industrials	10.0
Information Technology	25.8
Materials	1.4
Real Estate	1.7
Utilities	2.4

Total	98.1%

Short-Term Investments	1.6
Other Assets & Liabilities	0.3

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	34.45%	45.02%	14.56%	11.86%
Class A3	27.05%	37.05%	13.27%	11.23%
Class C2	33.98%	43.92%	13.69%	11.02%
Class C4	32.98%	42.92%	13.69%	11.02%
Class I2	34.65%	45.45%	14.85%	12.13%
Class R3[2]	34.20%	44.57%	14.16%	11.49%
Class R4[2]	34.44%	45.01%	14.51%	11.83%
Class R5[2]	34.61%	45.38%	14.85%	12.17%
Class R6[2]	34.67%	45.51%	14.96%	12.27%
Class Y2	34.69%	45.50%	14.93%	12.26%
Class F2	34.73%	45.60%	14.94%	12.17%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.00%	1.00%
Class C	1.78%	1.78%
Class I	0.74%	0.74%
Class R3	1.36%	1.36%
Class R4	1.05%	1.05%
Class R5	0.75%	0.75%
Class R6	0.65%	0.65%
Class Y	0.74%	0.69%
Class F	0.65%	0.65%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	6.3
Consumer Staples	5.0
Energy	4.2
Financials	20.0
Health Care	14.7
Industrials	9.3
Information Technology	17.9
Materials	3.9
Real Estate	2.3
Utilities	3.2

Total	95.6%

Short-Term Investments	4.0
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	30.62%	38.68%	12.16%	11.19%
Class A3	23.44%	31.06%	10.90%	10.57%
Class C2	30.12%	37.63%	11.33%	10.37%
Class C4	29.12%	36.63%	11.33%	10.37%
Class I2	30.74%	39.06%	12.44%	11.48%
Class R3[2]	30.32%	38.18%	11.76%	10.81%
Class R4[2]	30.51%	38.58%	12.10%	11.14%
Class R5[2]	30.78%	39.03%	12.44%	11.48%
Class R6[2]	30.80%	39.10%	12.55%	11.59%
Class Y2	30.82%	39.08%	12.51%	11.57%
Class F2	30.80%	39.17%	12.53%	11.52%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.01%	1.01%
Class C	1.76%	1.76%
Class I	0.74%	0.74%
Class R3	1.36%	1.36%
Class R4	1.06%	1.06%
Class R5	0.77%	0.77%
Class R6	0.66%	0.66%
Class Y	0.76%	0.76%
Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.2%
Consumer Discretionary	4.8
Consumer Staples	10.4
Energy	4.5
Financials	20.4
Health Care	17.9
Industrials	14.1
Information Technology	9.0
Materials	3.0
Real Estate	2.7
Utilities	6.0

Total	97.0%

Short-Term Investments	2.8
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.90%	69.06%	24.50%	17.41%
Class A3	17.08%	59.77%	23.10%	16.74%
Class C2	23.44%	67.82%	23.57%	16.56%
Class C4	22.44%	66.82%	23.57%	16.56%
Class I2	24.03%	69.51%	24.81%	17.70%
Class R3[2]	23.67%	68.47%	24.07%	17.04%
Class R4[2]	23.84%	68.97%	24.44%	17.40%
Class R5[2]	24.02%	69.46%	24.81%	17.75%
Class R6[2]	24.08%	69.63%	24.94%	17.86%
Class Y2	24.05%	69.56%	24.90%	17.85%
Class F2	24.08%	69.63%	24.91%	17.75%
Russell 3000 Growth Index	25.08%	52.41%	22.59%	16.70%
Russell 1000 Growth Index	24.31%	51.41%	22.88%	17.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.85%	1.85%
Class I	0.82%	0.82%
Class R3	1.43%	1.43%
Class R4	1.13%	1.13%
Class R5	0.84%	0.84%
Class R6	0.74%	0.74%
Class Y	0.82%	0.82%
Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	16.8%
Consumer Discretionary	30.9
Consumer Staples	1.8
Financials	3.3
Health Care	16.2
Industrials	5.7
Information Technology	25.2
Real Estate	0.1

Total	100.0%

Short-Term Investments	0.5
Other Assets & Liabilities	(0.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	17.45%	29.06%	15.25%	15.87%
Class A3	10.99%	21.96%	13.96%	15.21%
Class C2	17.05%	28.11%	14.40%	15.02%
Class C4	16.05%	27.11%	14.40%	15.02%
Class I2	17.63%	29.40%	15.57%	16.21%
Class R3[2]	17.28%	28.64%	14.89%	15.53%
Class R4[2]	17.45%	29.04%	15.23%	15.88%
Class R5[2]	17.62%	29.40%	15.58%	16.22%
Class R6[2]	17.68%	29.53%	15.68%	16.34%
Class Y2	17.65%	29.48%	15.66%	16.32%
Class F2	17.68%	29.54%	15.67%	16.25%
S&P Composite 1500 Health Care Index	21.04%	25.33%	14.36%	15.54%
S&P 500 Index	28.85%	45.98%	17.42%	14.17%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 02/28/2019. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.04%	2.04%
Class I	0.99%	0.99%
Class R3	1.60%	1.60%
Class R4	1.30%	1.30%
Class R5	1.00%	1.00%
Class R6	0.90%	0.90%
Class Y	1.00%	1.00%
Class F	0.90%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.

Composition by Subsector(1)

as of 04/30/2021

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	21.5%
Consumer Finance	0.1
Diversified Telecommunication Services	0.3
Health Care Equipment & Supplies	24.1
Health Care Providers & Services	17.8
Insurance	0.3
Life Sciences Tools & Services	11.9
Pharmaceuticals	23.0

Total	99.0%

Short-Term Investments	4.4
Other Assets & Liabilities	(3.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	35.48%	54.49%	17.76%	13.45%
Class A3	28.02%	45.99%	16.43%	12.81%
Class C2	35.02%	53.34%	16.88%	12.62%
Class C4	34.02%	52.34%	16.88%	12.62%
Class I2	35.65%	54.90%	18.04%	13.72%
Class R3[2]	35.26%	53.92%	17.35%	13.08%
Class R4[2]	35.48%	54.43%	17.72%	13.43%
Class R5[2]	35.66%	54.91%	18.08%	13.77%
Class R6[2]	35.74%	55.03%	18.18%	13.89%
Class Y2	35.73%	54.96%	18.15%	13.87%
Class F2	35.73%	55.01%	18.14%	13.77%
S&P MidCap 400 Index	44.34%	67.90%	15.10%	12.11%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.87%	1.87%
Class I	0.88%	0.87%
Class R3	1.47%	1.47%
Class R4	1.17%	1.17%
Class R5	0.85%	0.85%
Class R6	0.75%	0.75%
Class Y	0.86%	0.79%
Class F	0.75%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements if any. Net expenses reflect such arrangements only with respect to Classes I and Y and in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.7%
Consumer Discretionary	11.2
Consumer Staples	2.3
Energy	0.1
Financials	11.6
Health Care	20.1
Industrials	14.8
Information Technology	25.7
Materials	2.2
Real Estate	6.1
Utilities	3.2

Total	100.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(1.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	45.05%	55.09%	10.78%	9.46%
Class A3	37.07%	46.56%	9.53%	8.84%
Class C2	44.41%	53.80%	9.95%	8.66%
Class C4	43.41%	52.80%	9.95%	8.66%
Class I2	45.24%	55.57%	11.09%	9.80%
Class R3[2]	44.93%	54.63%	10.46%	9.17%
Class R4[2]	45.12%	55.10%	10.81%	9.51%
Class R5[2]	45.28%	55.58%	11.14%	9.83%
Class Y2	45.31%	55.71%	11.20%	9.92%
Class F2	45.40%	55.87%	11.22%	9.87%
Russell Midcap Value Index	41.41%	60.70%	12.18%	11.31%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	2.03%	2.03%
Class I	0.91%	0.91%
Class R3	1.54%	1.54%
Class R4	1.24%	1.24%
Class R5	0.92%	0.92%
Class Y	0.92%	0.92%
Class F	0.82%	0.82%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	12.7
Consumer Staples	2.9
Energy	1.8
Financials	20.4
Health Care	9.3
Industrials	19.1
Information Technology	8.4
Materials	7.1
Real Estate	9.4
Utilities	5.2

Total	98.1%

Short-Term Investments	1.3
Other Assets & Liabilities	0.6

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	34.98%	43.13%	11.86%	9.70%
Class A3	27.56%	35.26%	10.60%	9.08%
Class C2	34.42%	41.97%	11.01%	8.87%
Class C4	33.42%	40.97%	11.01%	8.87%
Class I2	35.20%	43.64%	12.22%	10.05%
Class R3[2]	34.80%	42.80%	11.55%	9.41%
Class R4[2]	35.02%	43.18%	11.89%	9.76%
Class R5[2]	35.21%	43.61%	12.22%	10.07%
Class R6[2]	35.27%	43.81%	12.34%	10.15%
Class Y2	35.18%	43.65%	12.26%	10.11%
Class F2	35.31%	43.79%	12.31%	10.09%
Russell 1000 Value Index	36.30%	45.92%	12.15%	11.13%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.

Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.03%	0.96%
Class C	1.82%	1.71%
Class I	0.67%	0.66%
Class R3	1.29%	1.18%
Class R4	0.98%	0.88%
Class R5	0.69%	0.63%
Class R6	0.58%	0.46%
Class Y	0.68%	0.57%
Class F	0.58%	0.46%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.1%
Consumer Discretionary	7.4
Consumer Staples	5.6
Energy	5.6
Financials	22.8
Health Care	14.5
Industrials	13.4
Information Technology	9.4
Materials	4.2
Real Estate	4.3
Utilities	5.0

Total	97.3%

Short-Term Investments	1.5
Other Assets & Liabilities	1.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	35.11%	65.04%	18.23%	12.97%
Class A3	27.68%	55.96%	16.90%	12.33%
Class C2	34.61%	63.92%	17.43%	12.19%
Class C4	33.61%	62.92%	17.43%	12.19%
Class I2	35.34%	65.65%	18.63%	13.34%
Class R3[2]	34.91%	64.63%	17.92%	12.70%
Class R4[2]	35.10%	65.09%	18.28%	13.04%
Class R5[2]	35.32%	65.60%	18.64%	13.39%
Class R6[2]	35.38%	65.78%	18.76%	13.48%
Class Y2	35.34%	65.70%	18.72%	13.48%
Class F2	35.38%	65.78%	18.73%	13.39%
Russell 2000 Growth Index	37.84%	69.15%	18.89%	12.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	1.90%	1.90%
Class I	0.85%	0.85%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class R6	0.77%	0.77%
Class Y	0.88%	0.83%
Class F	0.77%	0.77%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.8%
Consumer Discretionary	15.3
Consumer Staples	3.6
Financials	5.0
Health Care	30.5
Industrials	15.6
Information Technology	21.8
Materials	2.2
Real Estate	4.0

Total	99.8%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	66.02%	90.36%	13.37%	9.85%
Class A3	56.89%	79.89%	12.09%	9.23%
Class C2	65.43%	88.76%	12.53%	9.03%
Class C4	64.43%	87.76%	12.53%	9.03%
Class I2	66.37%	90.95%	13.75%	10.07%
Class R3[2]	66.03%	90.10%	13.17%	9.68%
Class R4[2]	66.06%	90.40%	13.44%	9.96%
Class R5[2]	66.35%	91.05%	13.80%	10.29%
Class R6[2]	66.51%	91.23%	13.88%	10.34%
Class Y2	66.27%	91.00%	13.84%	10.32%
Class F2	66.46%	91.06%	13.85%	10.12%
Russell 2000 Value Index	59.17%	78.96%	13.54%	10.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class I shares commenced operations on 03/31/2015. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 09/30/2011. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Class R6 shares commenced operations on 02/28/2018. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 06/04/2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.41%	1.30%
Class C	2.15%	2.05%
Class I	1.04%	1.00%
Class R3	1.63%	1.50%
Class R4	1.33%	1.20%
Class R5	1.03%	0.90%
Class R6	0.92%	0.80%
Class Y	1.02%	0.85%
Class F	0.91%	0.80%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	12.8
Consumer Staples	6.7
Financials	35.0
Health Care	6.1
Industrials	16.9
Information Technology	11.4
Materials	2.9
Real Estate	1.7
Utilities	3.4

Total	98.6%

Short-Term Investments	2.0
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	32.57%	83.82%	24.14%	13.46%
Class A3	25.28%	73.71%	22.74%	12.82%
Class C2	32.03%	82.24%	23.17%	12.62%
Class C4	31.03%	81.24%	23.17%	12.62%
Class I2	32.77%	84.33%	24.48%	13.75%
Class R3[2]	32.37%	83.34%	23.87%	13.23%
Class R4[2]	32.57%	83.86%	24.24%	13.57%
Class R5[2]	32.81%	84.44%	24.62%	13.92%
Class R6[2]	32.82%	84.59%	24.69%	14.00%
Class Y2	32.80%	84.45%	24.65%	13.99%
Class F2	32.85%	84.63%	24.63%	13.82%
Russell 2000 Growth Index	37.84%	69.15%	18.89%	12.86%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Class R6 shares commenced operations on 11/07/2014. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.32%	1.32%
Class C	2.14%	2.14%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.30%	1.30%
Class R5	1.01%	1.01%
Class R6	0.90%	0.90%
Class Y	0.96%	0.96%
Class F	0.90%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.0%
Consumer Discretionary	22.2
Consumer Staples	1.2
Financials	3.2
Health Care	28.4
Industrials	14.7
Information Technology	21.5
Real Estate	3.7

Total	96.9%

Short-Term Investments	3.9
Other Assets & Liabilities	(0.8)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds

Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
The Hartford Capital Appreciation Fund

Class A	$1,000.00	$1,289.30	$5.90	$1,000.00	$1,019.64	$5.21	1.04%
Class C	$1,000.00	$1,284.30	$10.36	$1,000.00	$1,015.72	$9.15	1.83%
Class I	$1,000.00	$1,291.10	$4.37	$1,000.00	$1,020.98	$3.86	0.77%
Class R3	$1,000.00	$1,286.90	$7.94	$1,000.00	$1,017.85	$7.00	1.40%
Class R4	$1,000.00	$1,288.90	$6.24	$1,000.00	$1,019.34	$5.51	1.10%
Class R5	$1,000.00	$1,290.60	$4.54	$1,000.00	$1,020.83	$4.01	0.80%
Class R6	$1,000.00	$1,291.50	$3.92	$1,000.00	$1,021.37	$3.46	0.69%
Class Y	$1,000.00	$1,291.00	$4.37	$1,000.00	$1,020.98	$3.86	0.77%
Class F	$1,000.00	$1,291.60	$3.92	$1,000.00	$1,021.37	$3.46	0.69%

Hartford Core Equity Fund

Class A	$1,000.00	$1,261.60	$3.87	$1,000.00	$1,021.37	$3.46	0.69%
Class C	$1,000.00	$1,256.60	$8.11	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,262.90	$2.47	$1,000.00	$1,022.61	$2.21	0.44%
Class R3	$1,000.00	$1,259.30	$5.88	$1,000.00	$1,019.59	$5.26	1.05%
Class R4	$1,000.00	$1,261.50	$3.93	$1,000.00	$1,021.32	$3.51	0.70%
Class R5	$1,000.00	$1,262.90	$2.58	$1,000.00	$1,022.51	$2.31	0.46%
Class R6	$1,000.00	$1,263.60	$2.02	$1,000.00	$1,023.01	$1.81	0.36%
Class Y	$1,000.00	$1,263.00	$2.47	$1,000.00	$1,022.61	$2.21	0.44%
Class F	$1,000.00	$1,263.50	$2.02	$1,000.00	$1,023.01	$1.81	0.36%

15

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

The Hartford Dividend and Growth Fund

Class A	$1,000.00	$1,344.50	$5.64	$1,000.00	$1,019.98	$4.86	0.97%
Class C	$1,000.00	$1,339.80	$10.21	$1,000.00	$1,016.07	$8.80	1.76%
Class I	$1,000.00	$1,346.50	$4.13	$1,000.00	$1,021.27	$3.56	0.71%
Class R3	$1,000.00	$1,342.00	$7.72	$1,000.00	$1,018.20	$6.66	1.33%
Class R4	$1,000.00	$1,344.40	$6.05	$1,000.00	$1,019.64	$5.21	1.04%
Class R5	$1,000.00	$1,346.10	$4.19	$1,000.00	$1,021.22	$3.61	0.72%
Class R6	$1,000.00	$1,346.70	$3.67	$1,000.00	$1,021.67	$3.16	0.63%
Class Y	$1,000.00	$1,346.90	$3.90	$1,000.00	$1,021.47	$3.36	0.67%
Class F	$1,000.00	$1,347.30	$3.67	$1,000.00	$1,021.67	$3.16	0.63%

The Hartford Equity Income Fund

Class A	$1,000.00	$1,306.20	$5.60	$1,000.00	$1,019.94	$4.91	0.98%
Class C	$1,000.00	$1,301.20	$9.99	$1,000.00	$1,016.12	$8.75	1.75%
Class I	$1,000.00	$1,307.40	$4.18	$1,000.00	$1,021.18	$3.66	0.73%
Class R3	$1,000.00	$1,303.20	$7.71	$1,000.00	$1,018.10	$6.76	1.35%
Class R4	$1,000.00	$1,305.10	$6.00	$1,000.00	$1,019.59	$5.26	1.05%
Class R5	$1,000.00	$1,307.80	$4.23	$1,000.00	$1,021.13	$3.71	0.74%
Class R6	$1,000.00	$1,308.00	$3.72	$1,000.00	$1,021.57	$3.26	0.65%
Class Y	$1,000.00	$1,308.20	$4.12	$1,000.00	$1,021.22	$3.61	0.72%
Class F	$1,000.00	$1,308.00	$3.72	$1,000.00	$1,021.57	$3.26	0.65%

The Hartford Growth Opportunities Fund

Class A	$1,000.00	$1,239.00	$5.88	$1,000.00	$1,019.54	$5.31	1.06%
Class C	$1,000.00	$1,234.40	$10.14	$1,000.00	$1,015.72	$9.15	1.83%
Class I	$1,000.00	$1,240.30	$4.50	$1,000.00	$1,020.78	$4.06	0.81%
Class R3	$1,000.00	$1,236.70	$7.99	$1,000.00	$1,017.65	$7.20	1.44%
Class R4	$1,000.00	$1,238.40	$6.33	$1,000.00	$1,019.14	$5.71	1.14%
Class R5	$1,000.00	$1,240.40	$4.67	$1,000.00	$1,020.63	$4.21	0.84%
Class R6	$1,000.00	$1,240.90	$4.06	$1,000.00	$1,021.18	$3.66	0.73%
Class Y	$1,000.00	$1,240.50	$4.44	$1,000.00	$1,020.83	$4.01	0.80%
Class F	$1,000.00	$1,240.80	$4.06	$1,000.00	$1,021.18	$3.66	0.73%

The Hartford Healthcare Fund

Class A	$1,000.00	$1,174.50	$6.74	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,170.50	$10.87	$1,000.00	$1,014.78	$10.09	2.02%
Class I	$1,000.00	$1,176.30	$5.29	$1,000.00	$1,019.94	$4.91	0.98%
Class R3	$1,000.00	$1,172.80	$8.62	$1,000.00	$1,016.86	$8.00	1.60%
Class R4	$1,000.00	$1,174.50	$6.96	$1,000.00	$1,018.40	$6.46	1.29%
Class R5	$1,000.00	$1,176.20	$5.34	$1,000.00	$1,019.89	$4.96	0.99%
Class R6	$1,000.00	$1,176.80	$4.80	$1,000.00	$1,020.38	$4.46	0.89%
Class Y	$1,000.00	$1,176.50	$5.18	$1,000.00	$1,020.03	$4.81	0.96%
Class F	$1,000.00	$1,176.80	$4.80	$1,000.00	$1,020.38	$4.46	0.89%

The Hartford MidCap Fund

Class A	$1,000.00	$1,354.80	$6.31	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,350.20	$10.72	$1,000.00	$1,015.67	$9.20	1.84%
Class I	$1,000.00	$1,356.50	$4.91	$1,000.00	$1,020.63	$4.21	0.84%
Class R3	$1,000.00	$1,352.60	$8.40	$1,000.00	$1,017.65	$7.20	1.44%
Class R4	$1,000.00	$1,354.80	$6.54	$1,000.00	$1,019.24	$5.61	1.12%
Class R5	$1,000.00	$1,356.60	$4.85	$1,000.00	$1,020.68	$4.16	0.83%
Class R6	$1,000.00	$1,357.40	$4.33	$1,000.00	$1,021.13	$3.71	0.74%
Class Y	$1,000.00	$1,357.30	$4.50	$1,000.00	$1,020.98	$3.86	0.77%
Class F	$1,000.00	$1,357.30	$4.33	$1,000.00	$1,021.13	$3.71	0.74%

16

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

The Hartford MidCap Value Fund

Class A	$1,000.00	$1,450.50	$7.23	$1,000.00	$1,018.89	$5.96	1.19%
Class C	$1,000.00	$1,444.10	$11.94	$1,000.00	$1,015.03	$9.84	1.97%
Class I	$1,000.00	$1,452.40	$5.23	$1,000.00	$1,020.53	$4.31	0.86%
Class R3	$1,000.00	$1,449.30	$8.99	$1,000.00	$1,017.46	$7.40	1.48%
Class R4	$1,000.00	$1,451.20	$7.23	$1,000.00	$1,018.89	$5.96	1.19%
Class R5	$1,000.00	$1,452.80	$5.35	$1,000.00	$1,020.43	$4.41	0.88%
Class Y	$1,000.00	$1,453.10	$5.23	$1,000.00	$1,020.53	$4.31	0.86%
Class F	$1,000.00	$1,454.00	$4.75	$1,000.00	$1,020.93	$3.91	0.78%

Hartford Quality Value Fund

Class A	$1,000.00	$1,349.80	$5.42	$1,000.00	$1,020.18	$4.66	0.93%
Class C	$1,000.00	$1,344.20	$9.88	$1,000.00	$1,016.36	$8.50	1.70%
Class I	$1,000.00	$1,352.00	$3.50	$1,000.00	$1,021.82	$3.01	0.60%
Class R3	$1,000.00	$1,348.00	$6.75	$1,000.00	$1,019.04	$5.81	1.16%
Class R4	$1,000.00	$1,350.20	$5.07	$1,000.00	$1,020.48	$4.36	0.87%
Class R5	$1,000.00	$1,352.10	$3.50	$1,000.00	$1,021.82	$3.01	0.60%
Class R6	$1,000.00	$1,352.70	$2.68	$1,000.00	$1,022.51	$2.31	0.46%
Class Y	$1,000.00	$1,351.80	$3.32	$1,000.00	$1,021.97	$2.86	0.57%
Class F	$1,000.00	$1,353.10	$2.68	$1,000.00	$1,022.51	$2.31	0.46%

The Hartford Small Cap Growth Fund

Class A	$1,000.00	$1,350.90	$6.94	$1,000.00	$1,018.89	$5.96	1.19%
Class C	$1,000.00	$1,346.10	$11.17	$1,000.00	$1,015.27	$9.59	1.92%
Class I	$1,000.00	$1,353.20	$4.84	$1,000.00	$1,020.68	$4.16	0.83%
Class R3	$1,000.00	$1,349.10	$8.50	$1,000.00	$1,017.56	$7.30	1.46%
Class R4	$1,000.00	$1,350.80	$6.88	$1,000.00	$1,018.94	$5.91	1.18%
Class R5	$1,000.00	$1,352.90	$4.96	$1,000.00	$1,020.58	$4.26	0.85%
Class R6	$1,000.00	$1,353.80	$4.44	$1,000.00	$1,021.03	$3.81	0.76%
Class Y	$1,000.00	$1,353.40	$4.73	$1,000.00	$1,020.78	$4.06	0.81%
Class F	$1,000.00	$1,353.80	$4.44	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Small Cap Value Fund

Class A	$1,000.00	$1,660.20	$8.44	$1,000.00	$1,018.45	$6.41	1.28%
Class C	$1,000.00	$1,654.30	$13.36	$1,000.00	$1,014.73	$10.14	2.03%
Class I	$1,000.00	$1,663.70	$6.01	$1,000.00	$1,020.28	$4.56	0.91%
Class R3	$1,000.00	$1,658.40	$8.77	$1,000.00	$1,018.20	$6.66	1.33%
Class R4	$1,000.00	$1,660.60	$7.85	$1,000.00	$1,018.89	$5.96	1.19%
Class R5	$1,000.00	$1,663.50	$5.94	$1,000.00	$1,020.33	$4.51	0.90%
Class R6	$1,000.00	$1,665.10	$5.29	$1,000.00	$1,020.83	$4.01	0.80%
Class Y	$1,000.00	$1,662.70	$5.61	$1,000.00	$1,020.58	$4.26	0.85%
Class F	$1,000.00	$1,664.60	$5.29	$1,000.00	$1,020.83	$4.01	0.80%

The Hartford Small Company Fund

Class A	$1,000.00	$1,325.70	$6.98	$1,000.00	$1,018.79	$6.06	1.21%
Class C	$1,000.00	$1,320.30	$11.85	$1,000.00	$1,014.58	$10.29	2.06%
Class I	$1,000.00	$1,328.10	$5.37	$1,000.00	$1,020.18	$4.66	0.93%
Class R3	$1,000.00	$1,323.70	$8.87	$1,000.00	$1,017.16	$7.70	1.54%
Class R4	$1,000.00	$1,325.70	$7.27	$1,000.00	$1,018.55	$6.31	1.26%
Class R5	$1,000.00	$1,328.10	$5.43	$1,000.00	$1,020.13	$4.71	0.94%
Class R6	$1,000.00	$1,328.50	$4.91	$1,000.00	$1,020.58	$4.26	0.85%
Class Y	$1,000.00	$1,328.40	$5.20	$1,000.00	$1,020.33	$4.51	0.90%
Class F	$1,000.00	$1,328.50	$4.91	$1,000.00	$1,020.58	$4.26	0.85%

17

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Automobiles & Components - 0.3%
175,359	Thor Industries, Inc.	$24,829,081

	Banks - 2.5%
1,866,355	Bank of America Corp.	75,643,368
165,890	JP Morgan Chase & Co.	25,515,541
470,382	Western Alliance Bancorp	49,423,037
791,239	Zions Bancorp NA	44,151,136

		194,733,082

	Capital Goods - 7.2%
503,398	AerCap Holdings N.V.(1)	29,322,934
125,280	Caterpillar, Inc.	28,577,621
783,668	Colfax Corp.(1)	35,413,957
358,597	Emerson Electric Co.	32,449,443
96,539	General Dynamics Corp.	18,364,614
806,800	HF Global, Inc.(2)(3)	16,337,700
482,345	Ingersoll Rand, Inc.(1)	23,832,666
861,121	JELD-WEN Holding, Inc.(1)	25,118,900
402,262	Johnson Controls International plc	25,077,013
543,450	Kennametal, Inc.	21,824,952
208,535	Lockheed Martin Corp.	79,360,080
200,101	Middleby Corp.(1)	36,282,313
239,826	Northrop Grumman Corp.	85,003,927
301,256	Raytheon Technologies Corp.	25,076,549
435,743	SPX FLOW, Inc.	29,016,126
591,273	Westinghouse Air Brake Technologies Corp.	48,525,775

		559,584,570

	Commercial & Professional Services - 2.2%
355,286	Clean Harbors, Inc.(1)	31,606,243
327,348	Copart, Inc.(1)	40,758,100
29,308	CoStar Group, Inc.(1)	25,041,634
448,558	Leidos Holdings, Inc.	45,429,954
218,951	Waste Management, Inc.	30,208,669

		173,044,600

	Consumer Durables & Apparel - 3.9%
211,010	Carter’s, Inc.	22,955,778
170,063	Garmin Ltd.	23,339,446
259,020	Lennar Corp. Class A	26,834,472
133,728	Lululemon Athletica, Inc.(1)	44,834,987
461,649	NIKE, Inc. Class B	61,223,890
4,739	NVR, Inc.(1)	23,780,776
223,961	Polaris, Inc.	31,361,259
595,224	Steven Madden Ltd.	24,207,760
551,823	Under Armour, Inc. Class A(1)	13,414,817
1,235,250	Under Armour, Inc. Class C(1)	24,593,828
101,582	VF Corp.	8,904,678

		305,451,691

	Consumer Services - 6.2%
757,666	Aramark	29,450,477
832,654	Bloomin’ Brands, Inc.(1)	26,311,866
31,502	Booking Holdings, Inc.(1)	77,686,452
190,720	Chegg, Inc.(1)	17,227,738
21,365	Chipotle Mexican Grill, Inc.(1)	31,877,221
615,662	DraftKings, Inc. Class A(1)	34,883,409
608,008	Las Vegas Sands Corp.	37,246,570
395,347	McDonald’s Corp.	93,333,520
413,947	Penn National Gaming, Inc.(1)	36,890,957
550,116	Six Flags Entertainment Corp.(1)	25,844,450
229,452	Starbucks Corp.	26,269,959
293,051	Wyndham Hotels & Resorts, Inc.	21,424,959
201,721	Yum! Brands, Inc.	24,109,694

		482,557,272

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Diversified Financials - 3.8%
857,744	American Express Co.	$131,535,042
597,962	Bank of New York Mellon Corp.	29,826,345
30,434	BlackRock, Inc.	24,934,576
241,384	Charles Schwab Corp.	16,993,434
33,400	Coinbase Global, Inc. Class A(1)	9,941,176
414,235	Synchrony Financial	18,118,639
336,455	Tradeweb Markets, Inc. Class A	27,347,062
558,932	Voya Financial, Inc.	37,906,768

		296,603,042

	Energy - 0.6%
528,591	Diamondback Energy, Inc.	43,201,742

	Food & Staples Retailing - 0.8%
833,166	U.S. Foods Holding Corp.(1)	34,543,063
183,896	Walmart, Inc.	25,728,889

		60,271,952

	Food, Beverage & Tobacco - 5.3%
422,029	Altria Group, Inc.	20,151,885
1,162,514	Coca-Cola Co.	62,752,506
252,133	Constellation Brands, Inc. Class A	60,592,602
1,847,077	Diageo plc	82,917,806
436,400	General Mills, Inc.	26,559,304
251,377	Lamb Weston Holdings, Inc.	20,235,848
491,023	Mondelez International, Inc. Class A	29,859,109
493,659	PepsiCo., Inc.	71,165,881
420,222	Philip Morris International, Inc.	39,921,090

		414,156,031

	Health Care Equipment & Services - 8.8%
63,770	ABIOMED, Inc.(1)	20,452,952
362,626	Acadia Healthcare Co., Inc.(1)	22,091,176
105,100	agilon health, Inc.(1)	3,313,803
72,686	Align Technology, Inc.(1)	43,286,694
592,054	Baxter International, Inc.	50,733,107
56,735	Becton Dickinson and Co.	14,116,235
375,598	Boston Scientific Corp.(1)	16,376,073
257,973	Cerner Corp.	19,360,874
192,792	Danaher Corp.	48,957,600
95,706	DexCom, Inc.(1)	36,952,087
385,115	Encompass Health Corp.	32,680,859
438,437	GoodRx Holdings, Inc. Class A(1)(4)	17,541,864
119,024	Insulet Corp.(1)	35,138,265
130,576	Laboratory Corp. of America Holdings(1)	34,716,241
662,768	Medtronic plc	86,769,587
124,563	Molina Healthcare, Inc.(1)	31,776,021
1,733,304	Multiplan Corp.(1)(4)	12,878,449
291,044	Oak Street Health, Inc.(1)	17,937,042
64,170	Teleflex, Inc.	27,110,542
220,985	UnitedHealth Group, Inc.	88,128,818
74,950	Veeva Systems, Inc. Class A(1)	21,169,627

		681,487,916

	Household & Personal Products - 1.5%
895,162	Colgate-Palmolive Co.	72,239,573
85,767	Kimberly-Clark Corp.	11,434,457
225,951	Procter & Gamble Co.	30,146,382

		113,820,412

	Insurance - 4.5%
995,025	Aflac, Inc.	53,462,693
32,368	Alleghany Corp.(1)	21,976,901
250,809	Assurant, Inc.	39,025,881
424,583	Chubb Ltd.	72,854,197
1,053,906	CNO Financial Group, Inc.	26,906,220
126,010	Globe Life, Inc.	12,914,765

The accompanying notes are an integral part of these financial statements.

18

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Insurance - 4.5% - (continued)
183,343	Hanover Insurance Group, Inc.	$25,358,170
693,205	Marsh & McLennan Cos., Inc.	94,067,919

		346,566,746

	Materials - 3.2%
336,804	Barrick Gold Corp.	7,157,085
222,542	Celanese Corp.	34,861,204
211,065	Ecolab, Inc.	47,303,888
464,668	FMC Corp.	54,942,344
351,500	Linde plc	100,472,760

		244,737,281

	Media & Entertainment - 7.9%
442,386	Activision Blizzard, Inc.	40,341,179
83,105	Alphabet, Inc. Class A(1)	195,587,618
313,007	Facebook, Inc. Class A(1)	101,752,316
150,677	Match Group, Inc.(1)	23,449,862
608,487	Omnicom Group, Inc.	50,054,141
292,112	Pinterest, Inc. Class A(1)	19,387,473
53,792	Roku, Inc.(1)	18,449,042
755,926	Snap, Inc. Class A(1)	46,731,345
133,368	Spotify Technology S.A.(1)	33,624,740
583,990	Twitter, Inc.(1)	32,247,928
254,905	Walt Disney Co.(1)	47,417,428

		609,043,072

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
190,871	Allakos, Inc.(1)	20,827,844
23,031	Biogen, Inc.(1)	6,156,877
468,453	ChemoCentryx, Inc.(1)	22,640,334
444,275	Elanco Animal Health, Inc.(1)	14,087,960
108,566	Exact Sciences Corp.(1)	14,311,170
313,491	Heron Therapeutics, Inc.(1)	5,479,823
67,186	Illumina, Inc.(1)	26,393,348
519,818	Johnson & Johnson	84,589,983
154,069	Kodiak Sciences, Inc.(1)	18,617,698
1,784,880	Pfizer, Inc.	68,985,612
442,653	PTC Therapeutics, Inc.(1)	18,241,730
51,565	Reata Pharmaceuticals, Inc. Class A(1)	5,228,691
11,100	Sana Biotechnology, Inc.(1)	238,650
98,307	Vertex Pharmaceuticals, Inc.(1)	21,450,587

		327,250,307

	Real Estate - 4.0%
102,496	Alexandria Real Estate Equities, Inc. REIT	18,562,026
90,657	American Tower Corp. REIT	23,096,684
687,782	Americold Realty Trust REIT	27,779,515
161,165	Crown Castle International Corp. REIT	30,469,855
693,863	Gaming and Leisure Properties, Inc. REIT	32,257,691
269,213	Prologis, Inc. REIT	31,371,391
121,690	Public Storage REIT	34,214,360
218,017	Redfin Corp.(1)	15,431,243
405,937	Ryman Hospitality Properties, Inc. REIT	31,926,945
804,108	STORE Capital Corp. REIT	28,779,025
1,268,019	VICI Properties, Inc. REIT	40,196,202

		314,084,937

	Retailing - 6.2%
89,572	Alibaba Group Holding Ltd. ADR(1)	20,686,653
43,121	Amazon.com, Inc.(1)	149,518,618
14,826	AutoZone, Inc.(1)	21,707,043
225,950	Chewy, Inc. Class A(1)(4)	18,012,734
129,123	Dollar General Corp.	27,729,164
84,995	Etsy, Inc.(1)	16,896,156
63,840	Five Below, Inc.(1)	12,849,077
10,615	JAND, Inc. Class A(1)(2)(3)(5)	242,341
115,559	Lowe’s Cos., Inc.	22,678,454

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Retailing - 6.2% - (continued)
82,731	Ollie’s Bargain Outlet Holdings, Inc.(1)	$7,633,589
287,980	Ross Stores, Inc.	37,708,101
1,770,261	TJX Cos., Inc.	125,688,531
316,327	Tory Burch LLC(1)(2)(3)(5)	15,569,599

		476,920,060

	Semiconductors & Semiconductor Equipment - 3.2%
803,135	Advanced Micro Devices, Inc.(1)	65,551,879
146,768	First Solar, Inc.(1)	11,232,155
665,332	Marvell Technology, Inc.	30,079,660
275,993	MKS Instruments, Inc.	49,433,106
24,350	NVIDIA Corp.	14,619,253
101,939	Skyworks Solutions, Inc.	18,484,599
52,747	SolarEdge Technologies, Inc.(1)	13,900,944
153,125	Texas Instruments, Inc.	27,640,594
73,481	Universal Display Corp.	16,436,965

		247,379,155

	Software & Services - 12.3%
151,069	Accenture plc Class A	43,805,478
227,699	ANSYS, Inc.(1)	83,260,416
102,940	Avalara, Inc.(1)	14,587,627
62,921	Fair Isaac Corp.(1)	32,807,639
223,032	FleetCor Technologies, Inc.(1)	64,170,767
606,671	Genpact Ltd.	28,835,073
214,834	Global Payments, Inc.	46,109,821
248,916	GoDaddy, Inc. Class A(1)	21,610,887
151,079	Guidewire Software, Inc.(1)	15,940,345
486,065	International Business Machines Corp.	68,962,902
150,933	Mastercard, Inc. Class A	57,665,462
415,617	Medallia, Inc.(1)	12,256,545
217,616	Microsoft Corp.	54,878,403
56,956	MongoDB, Inc.(1)	16,942,132
800,634	Oracle Corp.	60,680,051
71,667	Paycom Software, Inc.(1)	27,549,512
8,300	Rapid7, Inc.(1)	674,375
86,349	RingCentral, Inc. Class A(1)	27,541,014
274,553	salesforce.com, Inc.(1)	63,235,047
94,787	Square, Inc. Class A(1)	23,205,753
342,587	Tenable Holdings, Inc.(1)	12,845,300
250,671	Varonis Systems, Inc.(1)	13,273,029
148,629	Visa, Inc. Class A	34,713,789
1,024,950	Western Union Co.	26,402,712
127,631	WEX, Inc.(1)	26,191,158
291,779	Workday, Inc. Class A(1)	72,069,413

		950,214,650

	Technology Hardware & Equipment - 3.4%
89,766	Arrow Electronics, Inc.(1)	10,239,608
160,240	CDW Corp.	28,575,599
1,753,398	Cisco Systems, Inc.	89,265,492
134,507	F5 Networks, Inc.(1)	25,120,527
1,529,117	Flex Ltd.(1)	26,606,636
340,246	II-VI, Inc.(1)	22,844,117
393,548	Lumentum Holdings, Inc.(1)	33,471,257
121,157	Rogers Corp.(1)	23,727,387
70,186	Vontier Corp.(1)	2,199,629

		262,050,252

	Telecommunication Services - 0.2%
108,997	T-Mobile U.S., Inc.(1)	14,401,774

	Transportation - 3.8%
374,375	Canadian National Railway Co.	40,305,124
190,170	FedEx Corp.	55,208,253
308,548	J.B. Hunt Transport Services, Inc.	52,672,229
65,292	Southwest Airlines Co.	4,099,032

The accompanying notes are an integral part of these financial statements.

19

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Transportation - 3.8% - (continued)
599,840	Uber Technologies, Inc.(1)	$32,853,237
270,377	Union Pacific Corp.	60,048,028
246,596	United Parcel Service, Inc. Class B	50,271,060

		295,456,963

	Utilities - 0.4%
372,031	CenterPoint Energy, Inc.	9,111,039
222,617	Duke Energy Corp.	22,415,306

		31,526,345

	Total Common Stocks (cost $5,463,217,506)	$7,469,372,933

ESCROWS - 0.0%
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.(1)(2)(3)(5)	$13,333

	Software & Services - 0.0%
95,031	Marklogic Corp.(1)(2)(3)(5)	1,236

	Total Escrows (cost $—)	$14,569

CONVERTIBLE PREFERRED STOCKS - 1.0%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C(1)(2)(3)(5)	$554,669

	Consumer Services - 0.1%
20,148	Airbnb, Inc. Series E(1)(3)(7)	3,443,535

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F(3)(5)	10,517,466

	Real Estate - 0.1%
326,184	We Co. Series D1(1)(3)(5)	2,972,515
599,094	We Co. Series D2(1)(3)(5)	5,459,543

		8,432,058

	Retailing - 0.3%
56,050	Honest Co., Inc. Series C(1)(2)(3)(5)	947,850
23,702	JAND, Inc. Series D(1)(2)(3)(5)	547,042
556,388	Honest Co., Inc. Series E(1)(2)(3)(5)	9,408,966
269,407	Coupang LLC(1)(3)(7)	10,889,162

		21,793,020

	Software & Services - 0.4%
566,622	Essence Group Holdings Corp. Series 3(1)(2)(3)(5)	1,382,558
47,064	Sharecare, Inc. Series B2(3)(5)	29,914,820
77,707	Lookout, Inc. Series F(1)(2)(3)(5)	717,235

		32,014,613

	Total Convertible Preferred Stocks (cost $50,664,388)	$76,755,361

	Total Long-Term Investments (cost $5,513,881,894)	$7,546,142,863

SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 1.8%
139,157,525	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $139,157,583; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $141,940,757	$139,157,525

	Securities Lending Collateral - 0.4%
3,621,537	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.00%(6)	3,621,536

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.2% - (continued)
	Securities Lending Collateral - 0.4% - (continued)
25,402,551	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.00%(6)	$25,402,551

		29,024,087

	Total Short-Term Investments (cost $168,181,612)	$168,181,612

Total Investments (cost $5,682,063,506)	99.6%	$7,714,324,475
Other Assets and Liabilities	0.4%	34,750,020

Total Net Assets	100.0%	$7,749,074,495

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Non-income producing.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $108,919,570, which represented 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $78,249,173 or 1.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$895,999	$1,382,558
08/2014	Honest Co., Inc. Series C Convertible Preferred	56,050	758,281	947,850
08/2015	Honest Co., Inc. Series E Convertible Preferred	556,388	12,728,766	9,408,966

The accompanying notes are an integral part of these financial statements.

20

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
04/2015	JAND, Inc. Class A	10,615	$121,916	$242,341
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	547,042
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	717,235
01/2021	Marklogic Corp.	95,031	—	1,236
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	554,669
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	29,914,820
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	10,517,466
11/2013	Tory Burch LLC	316,327	24,792,580	15,569,599
12/2014	We Co. Series D1 Convertible Preferred	326,184	5,431,342	2,972,515

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2014	We Co. Series D2 Convertible Preferred	599,094	$9,975,610	$5,459,543

			$73,802,354	$78,249,173

(6)	Current yield as of period end.

(7)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $14,332,697 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	20,148	$937,833	$3,443,535
11/2014	Coupang LLC Convertible Preferred	269,407	838,697	10,889,162

			1,776,530	14,332,697

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	547	06/18/2021	$151,519,000	$1,469,584

Total futures contracts				$1,469,584

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$24,829,081	$24,829,081	$—	$—
Banks	194,733,082	194,733,082	—	—
Capital Goods	559,584,570	543,246,870	—	16,337,700
Commercial & Professional Services	173,044,600	173,044,600	—	—
Consumer Durables & Apparel	305,451,691	305,451,691	—	—
Consumer Services	482,557,272	482,557,272	—	—
Diversified Financials	296,603,042	296,603,042	—	—
Energy	43,201,742	43,201,742	—	—
Food & Staples Retailing	60,271,952	60,271,952	—	—
Food, Beverage & Tobacco	414,156,031	331,238,225	82,917,806	—
Health Care Equipment & Services	681,487,916	681,487,916	—	—
Household & Personal Products	113,820,412	113,820,412	—	—
Insurance	346,566,746	346,566,746	—	—
Materials	244,737,281	244,737,281	—	—
Media & Entertainment	609,043,072	609,043,072	—	—
Pharmaceuticals, Biotechnology & Life Sciences	327,250,307	327,250,307	—	—
Real Estate	314,084,937	314,084,937	—	—
Retailing	476,920,060	461,108,120	—	15,811,940
Semiconductors & Semiconductor Equipment	247,379,155	247,379,155	—	—
Software & Services	950,214,650	950,214,650	—	—
Technology Hardware & Equipment	262,050,252	262,050,252	—	—
Telecommunication Services	14,401,774	14,401,774	—	—
Transportation	295,456,963	295,456,963	—	—
Utilities	31,526,345	31,526,345	—	—
Escrows	14,569	—	—	14,569
Convertible Preferred Stocks	76,755,361	—	63,197,041	13,558,320
Short-Term Investments	168,181,612	29,024,087	139,157,525	—
Futures Contracts(2)	1,469,584	1,469,584	—	—

Total	$7,715,794,059	$7,384,799,158	$285,272,372	$45,722,529

(1)

For the six-month period ended April 30, 2021, investments valued at $29,414,732 were transferred out of Level 3 due to the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

22

Hartford Core Equity Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 0.4%
63,406	Tesla, Inc.*	$44,982,753

	Banks - 6.0%
6,540,939	Bank of America Corp.	265,104,258
1,870,925	JP Morgan Chase & Co.	287,766,974
785,029	PNC Financial Services Group, Inc.	146,761,171

		699,632,403

	Capital Goods - 6.0%
1,007,808	AMETEK, Inc.	135,983,533
1,460,038	Fortune Brands Home & Security, Inc.	153,274,789
547,770	IDEX Corp.	122,810,034
626,197	Illinois Tool Works, Inc.	144,313,361
1,628,970	Raytheon Technologies Corp.	135,595,463

		691,977,180

	Commercial & Professional Services - 2.6%
509,244	Equifax, Inc.	116,734,002
1,213,493	Leidos Holdings, Inc.	122,902,571
530,571	Republic Services, Inc.	56,399,697

		296,036,270

	Consumer Durables & Apparel - 2.2%
1,007,926	NIKE, Inc. Class B	133,671,146
1,421,137	VF Corp.	124,576,870

		258,248,016

	Consumer Services - 2.4%
200,328	Airbnb, Inc. Class A*(1)	34,598,649
38,316	Booking Holdings, Inc.*	94,490,321
639,955	McDonald’s Corp.	151,080,577

		280,169,547

	Diversified Financials - 5.1%
1,043,602	American Express Co.	160,036,367
161,168	BlackRock, Inc.	132,044,942
1,544,009	Charles Schwab Corp.	108,698,234
2,361,235	Morgan Stanley	194,919,949

		595,699,492

	Energy - 1.2%
1,830,293	EOG Resources, Inc.	134,782,777

	Food & Staples Retailing - 1.3%
1,109,495	Walmart, Inc.	155,229,445

	Food, Beverage & Tobacco - 2.4%
667,944	Constellation Brands, Inc. Class A	160,520,302
1,259,427	Monster Beverage Corp.*	122,227,390

		282,747,692

	Health Care Equipment & Services - 8.3%
911,149	Abbott Laboratories	109,410,772
29,968	agilon health, Inc.*	944,891
1,454,354	Baxter International, Inc.	124,623,594
482,675	Becton Dickinson and Co.	120,094,367
553,840	Danaher Corp.	140,642,130
1,478,019	Hologic, Inc.*	96,884,145
369,372	Laboratory Corp. of America Holdings*	98,204,934
678,234	UnitedHealth Group, Inc.	270,479,719

		961,284,552

	Household & Personal Products - 2.9%
1,419,455	Colgate-Palmolive Co.	114,550,019
1,703,919	Procter & Gamble Co.	227,336,873

		341,886,892

	Insurance - 0.9%
631,912	Chubb Ltd.	108,429,780

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Materials - 1.4%
938,456	PPG Industries, Inc.	$160,701,205

	Media & Entertainment - 11.5%
255,088	Alphabet, Inc. Class A*	600,349,608
996,906	Facebook, Inc. Class A*	324,074,202
284,365	Netflix, Inc.*	146,012,897
1,454,719	Walt Disney Co.*	270,606,828

		1,341,043,535

	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
972,984	Eli Lilly & Co.	177,832,286
2,459,852	Merck & Co., Inc.	183,258,974
186,549	Regeneron Pharmaceuticals, Inc.*	89,786,034
331,672	Thermo Fisher Scientific, Inc.	155,962,124

		606,839,418

	Real Estate - 1.7%
464,477	American Tower Corp. REIT	118,334,805
1,677,033	Gaming and Leisure Properties, Inc. REIT	77,965,264

		196,300,069

	Retailing - 5.8%
143,187	Amazon.com, Inc.*	496,489,468
2,479,775	TJX Cos., Inc.	176,064,025

		672,553,493

	Semiconductors & Semiconductor Equipment - 4.8%
1,192,076	Advanced Micro Devices, Inc.*	97,297,243
307,018	KLA Corp.	96,818,126
814,518	QUALCOMM, Inc.	113,055,099
559,651	Teradyne, Inc.	70,001,147
1,003,300	Texas Instruments, Inc.	181,105,683

		558,277,298

	Software & Services - 12.0%
771,526	Fidelity National Information Services, Inc.	117,966,325
575,418	Global Payments, Inc.	123,501,965
931,438	GoDaddy, Inc. Class A*	80,867,447
526,297	Mastercard, Inc. Class A	201,077,032
2,195,575	Microsoft Corp.	553,680,104
717,178	salesforce.com, Inc.*	165,180,437
751,148	SS&C Technologies Holdings, Inc.	55,750,205
395,406	Workday, Inc. Class A*	97,665,282

		1,395,688,797

	Technology Hardware & Equipment - 9.0%
4,165,388	Apple, Inc.	547,581,906
648,636	CDW Corp.	115,671,258
3,416,709	Corning, Inc.	151,052,705
720,658	Motorola Solutions, Inc.	135,699,901
1,265,221	NetApp, Inc.	94,499,357

		1,044,505,127

	Telecommunication Services - 1.2%
2,382,342	Verizon Communications, Inc.	137,675,544

	Transportation - 1.4%
563,667	FedEx Corp.	163,638,167

	Utilities - 2.4%
1,535,596	American Electric Power Co., Inc.	136,222,721
1,869,911	NextEra Energy, Inc.	144,936,802

		281,159,523

	Total Common Stocks (cost $7,374,426,442)	$11,409,488,975

The accompanying notes are an integral part of these financial statements.

23

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 1.3%
153,278,482	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $153,278,546; collateralized by U.S. Treasury Inflation Index Note at 0.500%, maturing 01/15/2028, with a market value of $156,344,111	$153,278,482

	Securities Lending Collateral - 0.3%
4,084,206	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	4,084,206
28,647,850	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	28,647,850

		32,732,056

Total Short-Term Investments (cost $186,010,538)		$186,010,538

Total Investments (cost $7,560,436,980)	99.7%	$11,595,499,513
Other Assets and Liabilities	0.3%	31,694,471

Total Net Assets	100.0%	$11,627,193,984

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	280	06/18/2021	$58,441,600	$25,079

Total futures contracts				$25,079

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

24

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$44,982,753	$44,982,753	$—	$—
Banks	699,632,403	699,632,403	—	—
Capital Goods	691,977,180	691,977,180	—	—
Commercial & Professional Services	296,036,270	296,036,270	—	—
Consumer Durables & Apparel	258,248,016	258,248,016	—	—
Consumer Services	280,169,547	280,169,547	—	—
Diversified Financials	595,699,492	595,699,492	—	—
Energy	134,782,777	134,782,777	—	—
Food & Staples Retailing	155,229,445	155,229,445	—	—
Food, Beverage & Tobacco	282,747,692	282,747,692	—	—
Health Care Equipment & Services	961,284,552	961,284,552	—	—
Household & Personal Products	341,886,892	341,886,892	—	—
Insurance	108,429,780	108,429,780	—	—
Materials	160,701,205	160,701,205	—	—
Media & Entertainment	1,341,043,535	1,341,043,535	—	—
Pharmaceuticals, Biotechnology & Life Sciences	606,839,418	606,839,418	—	—
Real Estate	196,300,069	196,300,069	—	—
Retailing	672,553,493	672,553,493	—	—
Semiconductors & Semiconductor Equipment	558,277,298	558,277,298	—	—
Software & Services	1,395,688,797	1,395,688,797	—	—
Technology Hardware & Equipment	1,044,505,127	1,044,505,127	—	—
Telecommunication Services	137,675,544	137,675,544	—	—
Transportation	163,638,167	163,638,167	—	—
Utilities	281,159,523	281,159,523	—	—
Short-Term Investments	186,010,538	32,732,056	153,278,482	—
Futures Contracts(2)	25,079	25,079	—	—

Total	$11,595,524,592	$11,442,246,110	$153,278,482	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

25

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6%
	Banks - 7.9%
9,978,597	Bank of America Corp.	$404,432,536
2,621,783	JP Morgan Chase & Co.	403,256,443
1,032,803	PNC Financial Services Group, Inc.	193,082,521

		1,000,771,500

	Capital Goods - 7.9%
303,576	Deere & Co.	112,581,160
824,347	General Dynamics Corp.	156,815,530
2,172,732	Ingersoll Rand, Inc.*	107,354,688
1,956,595	Johnson Controls International plc	121,974,132
382,605	Lockheed Martin Corp.	145,604,159
2,050,793	Otis Worldwide Corp.	159,695,251
2,419,092	Raytheon Technologies Corp.	201,365,218

		1,005,390,138

	Commercial & Professional Services - 0.8%
748,425	Waste Management, Inc.	103,260,197

	Consumer Services - 2.2%
1,259,021	Hilton Worldwide Holdings, Inc.*	162,036,003
478,776	McDonald’s Corp.	113,029,438

		275,065,441

	Diversified Financials - 6.2%
1,465,741	American Express Co.	224,771,383
171,417	BlackRock, Inc.	140,441,948
2,428,568	Charles Schwab Corp.	170,971,187
1,025,789	Northern Trust Corp.	116,734,788
343,731	S&P Global, Inc.	134,189,145

		787,108,451

	Energy - 4.2%
1,847,247	Chevron Corp.	190,395,748
2,906,103	ConocoPhillips	148,618,107
1,785,631	Marathon Petroleum Corp.	99,370,365
2,051,673	Total S.A. ADR	90,848,081

		529,232,301

	Food & Staples Retailing - 2.5%
1,693,703	Sysco Corp.	143,507,455
1,233,606	Walmart, Inc.	172,593,816

		316,101,271

	Food, Beverage & Tobacco - 2.5%
3,327,702	Coca-Cola Co.	179,629,354
2,192,382	Mondelez International, Inc. Class A	133,318,749

		312,948,103

	Health Care Equipment & Services - 7.6%
430,679	Anthem, Inc.	163,395,306
556,160	Becton Dickinson and Co.	138,378,169
883,232	HCA Healthcare, Inc.	177,582,626
1,591,613	Medtronic plc	208,373,974
696,004	UnitedHealth Group, Inc.	277,566,395

		965,296,470

	Insurance - 5.9%
3,232,805	American International Group, Inc.	156,629,402
1,245,380	Chubb Ltd.	213,694,754
2,030,836	MetLife, Inc.	129,222,095
1,070,294	Principal Financial Group, Inc.	68,359,678
1,871,963	Prudential Financial, Inc.	187,870,207

		755,776,136

	Materials - 3.9%
1,580,689	Celanese Corp.	247,614,932
784,270	FMC Corp.	92,732,085

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.6% - (continued)
	Materials - 3.9% - (continued)
884,237	PPG Industries, Inc.	$151,416,744

		491,763,761

	Media & Entertainment - 6.3%
212,421	Alphabet, Inc. Class A*	499,932,824
5,240,249	Comcast Corp. Class A	294,239,981

		794,172,805

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
860,530	Agilent Technologies, Inc.	115,001,229
2,482,254	AstraZeneca plc ADR(1)	131,733,220
2,467,335	Bristol-Myers Squibb Co.	154,011,051
1,704,483	Merck & Co., Inc.	126,983,983
1,364,109	Novartis AG ADR	116,276,651
6,761,349	Pfizer, Inc.	261,326,139

		905,332,273

	Real Estate - 2.3%
369,998	American Tower Corp. REIT	94,264,390
5,037,230	Host Hotels & Resorts, Inc. REIT*	91,476,097
400,643	Public Storage REIT	112,644,786

		298,385,273

	Retailing - 4.1%
529,979	Home Depot, Inc.	171,538,303
968,303	Lowe’s Cos., Inc.	190,029,464
2,290,734	TJX Cos., Inc.	162,642,114

		524,209,881

	Semiconductors & Semiconductor Equipment - 3.6%
408,288	Broadcom, Inc.	186,260,985
1,338,353	Micron Technology, Inc.*	115,192,043
829,312	Texas Instruments, Inc.	149,699,109

		451,152,137

	Software & Services - 6.7%
428,218	Accenture plc Class A	124,170,373
616,422	Cognizant Technology Solutions Corp. Class A	49,560,329
886,489	Fidelity National Information Services, Inc.	135,544,168
2,170,649	Microsoft Corp.	547,394,265

		856,669,135

	Technology Hardware & Equipment - 7.6%
2,433,017	Apple, Inc.	319,844,415
4,425,343	Cisco Systems, Inc.	225,294,212
3,712,141	Corning, Inc.	164,113,754
5,470,888	HP, Inc.	186,611,990
341,912	Motorola Solutions, Inc.	64,382,029

		960,246,400

	Telecommunication Services - 2.5%
5,539,123	Verizon Communications, Inc.	320,105,918

	Transportation - 0.6%
371,395	Union Pacific Corp.	82,483,116

	Utilities - 3.2%
1,889,163	Dominion Energy, Inc.	150,944,124
2,730,795	Exelon Corp.	122,721,927
993,839	Sempra Energy	136,722,431

		410,388,482

	Total Common Stocks (cost $7,383,102,491)	$12,145,859,189

The accompanying notes are an integral part of these financial statements.

26

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 3.0%
380,416,036	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $380,416,195; collateralized by U.S. Treasury Note at 0.750%, maturing 01/31/2028, with a market value of $183,725,311, U.S. Treasury Inflation Index Note at 0.500%, maturing 01/15/2028, with a market value of $25,877,404, U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $178,421,681	$380,416,036

	Securities Lending Collateral - 1.0%
15,091,024	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	15,091,024
105,852,990	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	105,852,990

		120,944,014

	Total Short-Term Investments (cost $501,360,050)	$501,360,050

Total Investments (cost $7,884,462,541)	99.6%	$12,647,219,239
Other Assets and Liabilities	0.4%	51,632,582

Total Net Assets	100.0%	$12,698,851,821

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,000,771,500	$1,000,771,500	$—	$—
Capital Goods	1,005,390,138	1,005,390,138	—	—
Commercial & Professional Services	103,260,197	103,260,197	—	—
Consumer Services	275,065,441	275,065,441	—	—
Diversified Financials	787,108,451	787,108,451	—	—
Energy	529,232,301	529,232,301	—	—
Food & Staples Retailing	316,101,271	316,101,271	—	—
Food, Beverage & Tobacco	312,948,103	312,948,103	—	—
Health Care Equipment & Services	965,296,470	965,296,470	—	—
Insurance	755,776,136	755,776,136	—	—
Materials	491,763,761	491,763,761	—	—
Media & Entertainment	794,172,805	794,172,805	—	—
Pharmaceuticals, Biotechnology & Life Sciences	905,332,273	905,332,273	—	—
Real Estate	298,385,273	298,385,273	—	—
Retailing	524,209,881	524,209,881	—	—
Semiconductors & Semiconductor Equipment	451,152,137	451,152,137	—	—
Software & Services	856,669,135	856,669,135	—	—
Technology Hardware & Equipment	960,246,400	960,246,400	—	—
Telecommunication Services	320,105,918	320,105,918	—	—
Transportation	82,483,116	82,483,116	—	—
Utilities	410,388,482	410,388,482	—	—
Short-Term Investments	501,360,050	120,944,014	380,416,036	—

Total	$12,647,219,239	$12,266,803,203	$380,416,036	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

27

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 9.2%
4,156,322	Bank of America Corp.	$168,455,731
830,369	JP Morgan Chase & Co.	127,719,056
303,802	PNC Financial Services Group, Inc.	56,795,784
1,281,131	Truist Financial Corp.	75,983,879

		428,954,450

	Capital Goods - 11.8%
299,705	Caterpillar, Inc.	68,365,708
94,362	Deere & Co.	34,994,148
705,152	Eaton Corp. plc	100,787,375
376,650	General Dynamics Corp.	71,650,129
346,396	Honeywell International, Inc.	77,260,164
926,651	Johnson Controls International plc	57,767,423
163,791	Lockheed Martin Corp.	62,332,303
908,145	Raytheon Technologies Corp.	75,593,990

		548,751,240

	Commercial & Professional Services - 0.5%
182,800	Waste Management, Inc.	25,220,916

	Consumer Durables & Apparel - 0.3%
157,148	VF Corp.	13,775,594

	Consumer Services - 0.9%
176,043	McDonald’s Corp.	41,560,231

	Diversified Financials - 5.0%
106,034	BlackRock, Inc.	86,873,656
585,099	Blackstone Group, Inc. Class A	51,775,411
1,115,300	Morgan Stanley	92,068,015

		230,717,082

	Energy - 4.5%
1,107,061	ConocoPhillips	56,615,099
627,566	Phillips 66	50,776,365
339,072	Pioneer Natural Resources Co.	52,159,446
1,057,527	TC Energy Corp.	52,319,259

		211,870,169

	Food, Beverage & Tobacco - 8.1%
981,243	Archer-Daniels-Midland Co.	61,945,870
610,700	Kellogg Co.	38,119,894
1,542,696	Mondelez International, Inc. Class A	93,811,344
361,200	Nestle S.A. ADR	43,174,236
298,435	PepsiCo., Inc.	43,022,390
1,017,262	Philip Morris International, Inc.	96,639,890

		376,713,624

	Health Care Equipment & Services - 8.4%
124,697	Anthem, Inc.	47,308,795
533,300	Baxter International, Inc.	45,698,477
367,700	Becton Dickinson and Co.	91,487,437
510,875	Medtronic plc	66,883,755
354,798	UnitedHealth Group, Inc.	141,493,442

		392,871,906

	Household & Personal Products - 2.3%
451,818	Procter & Gamble Co.	60,281,558
809,668	Unilever plc ADR	47,543,705

		107,825,263

	Insurance - 6.2%
606,481	Chubb Ltd.	104,066,075
1,654,630	MetLife, Inc.	105,284,107
776,293	Progressive Corp.	78,203,757

		287,553,939

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 3.0%
396,690	Celanese Corp.	$62,141,489
459,638	PPG Industries, Inc.	78,708,411

		140,849,900

	Media & Entertainment - 3.0%
2,468,404	Comcast Corp. Class A	138,600,885

	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
840,078	AstraZeneca plc ADR(1)	44,582,939
296,019	Eli Lilly & Co.	54,103,393
848,992	Johnson & Johnson	138,156,468
417,875	Merck & Co., Inc.	31,131,688
423,853	Novartis AG	36,170,065
2,536,645	Pfizer, Inc.	98,041,329
130,633	Roche Holding AG	42,606,683

		444,792,565

	Real Estate - 2.7%
661,623	Crown Castle International Corp. REIT	125,086,444

	Retailing - 3.6%
195,701	Home Depot, Inc.	63,342,542
298,119	Lowe’s Cos., Inc.	58,505,854
617,372	TJX Cos., Inc.	43,833,412

		165,681,808

	Semiconductors & Semiconductor Equipment - 1.3%
383,990	Analog Devices, Inc.	58,811,908

	Software & Services - 1.1%
286,987	Automatic Data Processing, Inc.	53,663,699

	Technology Hardware & Equipment - 6.6%
2,783,870	Cisco Systems, Inc.	141,726,822
1,715,230	Corning, Inc.	75,830,318
655,841	TE Connectivity Ltd.	88,190,939

		305,748,079

	Telecommunication Services - 1.2%
937,047	Verizon Communications, Inc.	54,151,946

	Transportation - 1.8%
380,564	Union Pacific Corp.	84,519,459

	Utilities - 6.0%
506,595	American Electric Power Co., Inc.	44,940,042
757,500	Dominion Energy, Inc.	60,524,250
415,031	Duke Energy Corp.	41,789,471
1,238,821	Exelon Corp.	55,672,616
394,546	Sempra Energy	54,277,693
485,429	UGI Corp.	21,218,102

		278,422,174

	Total Common Stocks (cost $3,049,620,736)	$4,516,143,281

SHORT-TERM INVESTMENTS - 2.8%
	Repurchase Agreements - 1.9%
88,925,298	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $88,925,335; collateralized by U.S. Treasury Note at 0.625%, maturing 12/31/2027, with a market value of $16,714,722 and U.S. Treasury Bond at 1.750%, maturing 01/15/2028, with a market value of $73,989,148	$88,925,298

	Securities Lending Collateral - 0.9%
5,174,956	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	5,174,956

The accompanying notes are an integral part of these financial statements.

28

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	Securities Lending Collateral - 0.9% - (continued)
36,298,700	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	$36,298,700

		41,473,656

	Total Short-Term Investments (cost $130,398,954)	$130,398,954

Total Investments (cost $3,180,019,690)	99.8%	$4,646,542,235
Other Assets and Liabilities	0.2%	9,658,845

Total Net Assets	100.0%	$4,656,201,080

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$428,954,450	$428,954,450	$—	$—
Capital Goods	548,751,240	548,751,240	—	—
Commercial & Professional Services	25,220,916	25,220,916	—	—
Consumer Durables & Apparel	13,775,594	13,775,594	—	—
Consumer Services	41,560,231	41,560,231	—	—
Diversified Financials	230,717,082	230,717,082	—	—
Energy	211,870,169	211,870,169	—	—
Food, Beverage & Tobacco	376,713,624	376,713,624	—	—
Health Care Equipment & Services	392,871,906	392,871,906	—	—
Household & Personal Products	107,825,263	107,825,263	—	—
Insurance	287,553,939	287,553,939	—	—
Materials	140,849,900	140,849,900	—	—
Media & Entertainment	138,600,885	138,600,885	—	—
Pharmaceuticals, Biotechnology & Life Sciences	444,792,565	366,015,817	78,776,748	—
Real Estate	125,086,444	125,086,444	—	—
Retailing	165,681,808	165,681,808	—	—
Semiconductors & Semiconductor Equipment	58,811,908	58,811,908	—	—
Software & Services	53,663,699	53,663,699	—	—
Technology Hardware & Equipment	305,748,079	305,748,079	—	—
Telecommunication Services	54,151,946	54,151,946	—	—
Transportation	84,519,459	84,519,459	—	—
Utilities	278,422,174	278,422,174	—	—
Short-Term Investments	130,398,954	41,473,656	88,925,298	—

Total	$4,646,542,235	$4,478,840,189	$167,702,046	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

29

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 1.4%
778,371	Thor Industries, Inc.	$110,209,550

	Capital Goods - 1.0%
450,322	Middleby Corp.*	81,652,385

	Commercial & Professional Services - 3.7%
603,830	Copart, Inc.*	75,182,873
148,443	CoStar Group, Inc.*	126,834,153
875,064	Leidos Holdings, Inc.	88,626,482

		290,643,508

	Consumer Durables & Apparel - 5.1%
877,162	Lennar Corp. Class A	90,873,983
667,786	Lululemon Athletica, Inc.*	223,888,612
566,561	Polaris, Inc.	79,335,537

		394,098,132

	Consumer Services - 10.1%
79,858	Booking Holdings, Inc.*	196,936,217
836,098	Chegg, Inc.*	75,524,732
102,479	Chipotle Mexican Grill, Inc.*	152,901,742
2,972,657	DraftKings, Inc. Class A*	168,430,746
916,314	Penn National Gaming, Inc.*	81,661,904
989,612	Starbucks Corp.	113,300,678

		788,756,019

	Diversified Financials - 2.3%
157,067	Coinbase Global, Inc. Class A*	46,749,422
1,602,302	Tradeweb Markets, Inc. Class A	130,235,106

		176,984,528

	Food, Beverage & Tobacco - 1.8%
581,263	Constellation Brands, Inc. Class A	139,689,124

	Health Care Equipment & Services - 11.5%
272,887	ABIOMED, Inc.*	87,523,047
259,100	agilon health, Inc.*	8,169,423
338,140	Align Technology, Inc.*	201,372,514
464,397	Danaher Corp.	117,928,974
450,546	DexCom, Inc.*	173,955,811
2,065,194	GoodRx Holdings, Inc. Class A(1)*	82,628,412
308,176	Insulet Corp.*	90,979,719
7,292,874	Multiplan Corp.(1)*	54,186,054
1,347,906	Oak Street Health, Inc.*	83,071,447

		899,815,401

	Insurance - 0.5%
3,768,800	Soaring Eagle Acquisition Corp. UNIT*	40,740,728

	Media & Entertainment - 16.8%
230,582	Alphabet, Inc. Class A*	542,674,737
554,029	Facebook, Inc. Class A*	180,103,747
648,250	Match Group, Inc.*	100,887,148
3,450,360	Snap, Inc. Class A*	213,301,255
598,043	Spotify Technology S.A.*	150,778,601
2,195,956	Twitter, Inc.*	121,260,690

		1,309,006,178

	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
209,083	Ascendis Pharma A/S ADR*	30,310,762
2,093,739	Elanco Animal Health, Inc.*	66,392,464
551,728	Exact Sciences Corp.*	72,728,785
323,707	Illumina, Inc.*	127,165,058
178,650	Kodiak Sciences, Inc.*	21,588,066
135,988	Novavax, Inc.*	32,219,637
121,360	Reata Pharmaceuticals, Inc. Class A*	12,305,904

		362,710,676

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Retailing - 11.8%
203,748	Amazon.com, Inc.*	$706,479,890
162,061	Five Below, Inc.*	32,618,017
123,196	JAND, Inc. Class A(2)(3)(4)*	2,812,565
1,314,336	Ross Stores, Inc.	172,099,156
171,581	Tory Burch LLC(2)(3)(4)*	8,445,215

		922,454,843

	Semiconductors & Semiconductor Equipment - 7.3%
2,640,743	Advanced Micro Devices, Inc.*	215,537,444
1,317,411	Marvell Technology, Inc.	59,560,151
475,971	MKS Instruments, Inc.	85,251,166
111,120	NVIDIA Corp.	66,714,226
244,174	SolarEdge Technologies, Inc.*	64,349,616
345,750	Universal Display Corp.	77,340,817

		568,753,420

	Software & Services - 17.5%
308,331	Fair Isaac Corp.*	160,766,867
729,119	Guidewire Software, Inc.*	76,929,346
733,965	Mastercard, Inc. Class A	280,418,668
267,051	MongoDB, Inc.*	79,436,990
330,572	Paycom Software, Inc.*	127,075,183
413,817	RingCentral, Inc. Class A*	131,986,932
831,968	salesforce.com, Inc.*	191,618,870
471,471	Square, Inc. Class A*	115,425,530
1,165,278	Varonis Systems, Inc.*	61,701,470
578,541	Workday, Inc. Class A*	142,899,627

		1,368,259,483

	Technology Hardware & Equipment - 0.1%
292,906	Vontier Corp.*	9,179,674

	Transportation - 1.0%
266,369	FedEx Corp.	77,329,584

	Total Common Stocks (cost $5,774,916,353)	$7,540,283,233

CONVERTIBLE PREFERRED STOCKS - 2.9%
	Commercial & Professional Services - 0.1%
470,535	Rubicon Global Holdings LLC Series C(2)(3)(4)*	$7,735,596

	Real Estate - 0.1%
224,870	We Co. Series D1(3)(4)*	2,049,240
317,638	We Co. Series D2(3)(4)*	2,894,635

		4,943,875

	Retailing - 2.5%
544,064	Honest Co., Inc. Series C(2)(3)(4)*	9,200,557
275,096	JAND, Inc. Series D(2)(3)(4)*	6,349,216
4,434,460	Coupang LLC(3)(7)*	179,236,439

		194,786,212

	Software & Services - 0.2%
5,668,755	Essence Group Holdings Corp. Series 3(2)(3)(4)*	13,831,762
743,470	Lookout, Inc. Series F(2)(3)(4)*	6,862,228

		20,693,990

	Total Convertible Preferred Stocks (cost $60,207,258)	$228,159,673

ESCROWS - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.(2)(3)(4)*	$147,813

The accompanying notes are an integral part of these financial statements.

30

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

ESCROWS - 0.0%(5) - (continued)
	Software & Services - 0.0%
1,078,374	Marklogic Corp.(2)(3)(4)*	$14,019

	Total Escrows (cost $—)	$161,832

	Total Long-Term Investments (cost $5,835,123,611)	$7,768,604,738

SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.1%
$1,924,574	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $1,924,575; collateralized by U.S. Treasury Inflation Index Government Bond at 1.750%, maturing 01/15/2028, with a market value of $1,963,101	$1,924,574

	Securities Lending Collateral - 0.4%
3,966,902	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(6)	3,966,902
27,825,048	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(6)	27,825,048

		31,791,950

	Total Short-Term Investments (cost $33,716,524)	$33,716,524

Total Investments (cost $5,868,840,135)	100.0%	$7,802,321,262
Other Assets and Liabilities	0.0%	597,982

Total Net Assets	100.0%	$7,802,919,244

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.
(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $252,482,195, which represented 3.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $60,342,846 or 0.8% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$8,964,002	$13,831,762
08/2014	Honest Co., Inc. Series C Convertible Preferred	544,064	7,360,452	9,200,557
04/2015	JAND, Inc. Class A	123,196	1,414,943	2,812,565
04/2015	JAND, Inc. Series D Convertible Preferred	275,096	3,159,560	6,349,216
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	6,862,228
01/2021	Marklogic Corp.	1,078,374	—	14,019
08/2014	One Kings Lane, Inc.	923,832	—	147,813
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	470,535	9,392,114	7,735,596
11/2013	Tory Burch LLC	171,581	13,447,917	8,445,215
12/2014	We Co. Series D1 Convertible Preferred	224,870	3,744,347	2,049,240
12/2014	We Co. Series D2 Convertible Preferred	317,638	5,289,041	2,894,635

			$61,265,108	$60,342,846

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

(7)	Investment is temporarily subject to certain trading restrictions. At April 30, 2021, the value of such restricted securities amounted to $179,236,439 or 2.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2014	Coupang LLC Convertible Preferred	4,434,460	$13,805,010	$179,236,439

			$13,805,010	$179,236,439

PIPE Purchase Commitments Outstanding as of April 30, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
02/2021	Churchill Capital Corp.(3)	3,555,931	$53,338,965	$67,495,126	$14,156,161
02/2021	FTAC Olympus Acquisition Corp.(3)	685,800	6,858,000	6,209,233	(648,767)
03/2021	Thomas Bravo Advantage Rights(3)	3,708,500	37,085,000	36,480,515	(604,485)

			$97,281,965	$110,184,874	$12,902,909

The accompanying notes are an integral part of these financial statements.

31

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). The Hartford Growth Opportunities Fund had contingent commitments outstanding of $97,281,965 to purchase restricted PIPE shares as of April 30, 2021.

The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.2% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$110,209,550	$110,209,550	$—	$—
Capital Goods	81,652,385	81,652,385	—	—
Commercial & Professional Services	290,643,508	290,643,508	—	—
Consumer Durables & Apparel	394,098,132	394,098,132	—	—
Consumer Services	788,756,019	788,756,019	—	—
Diversified Financials	176,984,528	176,984,528	—	—
Food, Beverage & Tobacco	139,689,124	139,689,124	—	—
Health Care Equipment & Services	899,815,401	899,815,401	—	—
Insurance	40,740,728	40,740,728	—	—
Media & Entertainment	1,309,006,178	1,309,006,178	—	—
Pharmaceuticals, Biotechnology & Life Sciences	362,710,676	362,710,676	—	—
Retailing	922,454,843	911,197,063	—	11,257,780
Semiconductors & Semiconductor Equipment	568,753,420	568,753,420	—	—
Software & Services	1,368,259,483	1,368,259,483	—	—
Technology Hardware & Equipment	9,179,674	9,179,674	—	—
Transportation	77,329,584	77,329,584	—	—
Convertible Preferred Stocks	228,159,673	—	184,180,314	43,979,359
Escrows	161,832	—	—	161,832
Short-Term Investments	33,716,524	31,791,950	1,924,574	—
PIPE Purchase Commitment	14,156,161	—	14,156,161	—

Total	$7,816,477,423	$7,560,817,403	$200,261,049	$55,398,971

Liabilities
PIPE Purchase Commitment	$(1,253,252)	$—	$(1,253,252)	$—

Total	$(1,253,252)	$—	$(1,253,252)	$—

(1)

For the six-month period ended April 30, 2021, investments valued at $43,700,183 were transferred out of Level 3 due to the corroboration of significant inputs with quoted market prices or observable market data and there were no transfers in to Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

32

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 21.5%
201,032	89bio, Inc.*	$5,285,131
143,785	Akero Therapeutics, Inc.*(1)	4,428,578
642,153	Alkermes plc*	14,130,577
90,203	Alnylam Pharmaceuticals, Inc.*	12,686,150
281,626	Apellis Pharmaceuticals, Inc.*	14,269,989
197,839	Arena Pharmaceuticals, Inc.*	13,577,691
12,686	Argenx SE ADR*	3,637,203
27,232	Ascendis Pharma A/S ADR*	3,947,823
423,200	Aveanna Healthcare Holdings, Inc.*	4,942,976
66,338	Biogen, Inc.*	17,734,138
91,130	Biohaven Pharmaceutical Holding Co., Ltd.*	6,843,863
40,794	Black Diamond Therapeutics, Inc.*	1,086,752
234,869	Coherus Biosciences, Inc.*	3,476,061
506,215	Connect Biopharma Holdings Ltd. ADR*	8,236,118
304,774	Dyne Therapeutics, Inc.*	5,997,952
700,775	Everest Medicines Ltd.*(1)(2)	6,185,211
68,649	Exact Sciences Corp.*	9,049,311
289,605	Freeline Therapeutics Holdings plc ADR*	3,185,655
581,340	Gamida Cell Ltd.*	4,290,289
51,337	Generation Bio Co.*	1,871,747
18,853	Genmab A/S*	6,918,336
129,956	Genus plc	9,127,041
389,181	Gracell Biotechnologies, Inc. ADR*	4,740,225
1,287,831	ImmunoGen, Inc.*	10,379,918
3,365,000	InnoCare Pharma Ltd.*(2)	10,639,053
806,691	Ironwood Pharmaceuticals, Inc.*	8,905,869
115,081	Kodiak Sciences, Inc.*	13,906,388
95,116	Kymera Therapeutics, Inc.*(1)	4,332,534
88,315	Madrigal Pharmaceuticals, Inc.*	12,019,672
299,963	Merus N.V.*	6,281,225
48,136	Mirati Therapeutics, Inc.*	8,001,166
203,484	Myovant Sciences Ltd.*(1)	4,252,816
49,569	Novavax, Inc.*	11,744,383
313,684	Nurix Therapeutics, Inc.*	10,922,477
209,732	Oyster Point Pharma, Inc.*(1)	4,330,966
1,801,809	PhaseBio Pharmaceuticals, Inc.*(1)	5,459,481
125,931	Radius Health, Inc.*	2,808,261
127,670	Revolution Medicines, Inc.*	4,237,367
47,015	Sage Therapeutics, Inc.*	3,702,901
115,893	Seagen, Inc.*	16,660,778
504,112	Syndax Pharmaceuticals, Inc.*	8,035,545
205,356	UroGen Pharma Ltd.*(1)	3,994,174
76,756	Vertex Pharmaceuticals, Inc.*	16,748,159
173,067	Zai Lab Ltd. ADR*	28,765,466
59,866	Zealand Pharma A/S ADR*(1)	1,973,183

		363,750,599

	Consumer Finance - 0.1%
113,693	Orion Acquisition Corp. UNIT*	1,136,930

	Health Care Distributors - 0.8%
202,958	AdaptHealth Corp.*	5,897,960
229,382	Owens & Minor, Inc.	8,278,396

		14,176,356

	Health Care Equipment - 23.2%
433,105	Abbott Laboratories	52,007,248
280,383	Baxter International, Inc.	24,026,019
154,601	Becton Dickinson and Co.	38,466,275
1,270,981	Boston Scientific Corp.*	55,414,772
230,005	Danaher Corp.	58,407,470
455,168	Edwards Lifesciences Corp.*	43,477,647
208,014	Hologic, Inc.*	13,635,318
43,802	Inari Medical, Inc.*	5,006,131
46,164	Insulet Corp.*	13,628,536
116,039	Integra LifeSciences Holdings Corp.*	8,596,169
34,869	Intuitive Surgical, Inc.*	30,161,685

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment - 23.2% - (continued)
18,051	Masimo Corp.*	$4,199,926
117,705	NuVasive, Inc.*	8,410,022
524,728	Smith & Nephew plc	11,357,080
56,384	Teleflex, Inc.	23,821,112
209,000	Venus MedTech Hangzhou, Inc. Class H*(2)	1,849,602

		392,465,012

	Health Care Facilities - 3.1%
205,416	Encompass Health Corp.	17,431,602
172,356	HCA Healthcare, Inc.	34,653,897

		52,085,499

	Health Care Services - 1.9%
54,900	agilon health, Inc.*	1,730,997
85,959	Innovage Holding Corp.*	2,188,516
70,834	Laboratory Corp. of America Holdings*	18,832,636
42,393	LHC Group, Inc.*	8,829,190

		31,581,339

	Health Care Supplies - 0.9%
2,800,078	ConvaTec Group plc(2)	8,437,895
60,958	Quidel Corp.*	6,387,789
504,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,128,343

		15,954,027

	Integrated Telecommunication Services - 0.3%
369,983	MedTech Acquisition Corp.*	3,710,929
74,936	Therapeutics Acquisition Corp. Class A*(1)	750,859

		4,461,788

	Life & Health Insurance - 0.3%
243,052	Oscar Health, Inc. Class A*(1)	5,524,572

	Life Sciences Tools & Services - 11.9%
20,690	Bio-Techne Corp.	8,844,768
86,475	Illumina, Inc.*	33,970,839
127,461	NanoString Technologies, Inc.*	10,154,818
175,110	NeoGenomics, Inc.*	8,578,639
447,718	PPD, Inc.*	20,684,572
309,780	Syneos Health, Inc.*	26,284,833
16,293	Tecan Group AG	7,939,343
139,180	Thermo Fisher Scientific, Inc.	65,446,611
379,263	WuXi AppTec Co., Ltd. Class H(2)	8,935,768
779,500	Wuxi Biologics Cayman, Inc.*(2)	10,942,460

		201,782,651

	Managed Health Care - 12.0%
229,477	Centene Corp.*	14,167,910
58,124	Humana, Inc.	25,879,130
39,492	Molina Healthcare, Inc.*	10,074,409
474,700	Notre Dame Intermedica Participacoes S.A.	7,102,083
363,734	UnitedHealth Group, Inc.	145,057,119

		202,280,651

	Pharmaceuticals - 23.0%
863,500	Astellas Pharma, Inc.	12,996,595
788,126	AstraZeneca plc ADR(1)	41,825,847
850,860	Bristol-Myers Squibb Co.	53,110,681
737,925	Daiichi Sankyo Co., Ltd.	18,846,908
204,895	Eisai Co., Ltd.	13,363,642
185,911	Elanco Animal Health, Inc.*	5,895,238
439,726	Eli Lilly & Co.	80,368,721
93,869	Hikma Pharmaceuticals plc	3,163,303
96,188	Hutchison China MediTech Ltd. ADR*	2,721,159
1,426,400	Hypera S.A.	9,101,357
137,400	Kyowa Kirin Co., Ltd.	4,182,195
65,053	Laboratorios Farmaceuticos Rovi S.A.	3,769,719

The accompanying notes are an integral part of these financial statements.

33

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals - 23.0% - (continued)
60,600	Nippon Shinyaku Co., Ltd.	$4,087,684
99,878	Novartis AG	8,523,223
318,745	Ono Pharmaceutical Co., Ltd.	8,028,822
2,246,765	Pfizer, Inc.	86,837,467
251,600	Revance Therapeutics, Inc.*	7,326,592
172,903	Theravance Biopharma, Inc.*	3,413,105
107,684	UCB S.A.	9,971,325
822,398	Viatris, Inc.*	10,937,893

		388,471,476

	Total Common Stocks (cost $1,173,070,296)	$1,673,670,900

SHORT-TERM INVESTMENTS - 4.4%
	Repurchase Agreements - 1.1%
17,813,440	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $17,813,447; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $18,169,794	$17,813,440

	Securities Lending Collateral - 3.3%
7,050,939	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	7,050,939
49,457,413	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	49,457,413

		56,508,352

	Total Short-Term Investments (cost $74,321,792)	$74,321,792

Total Investments (cost $1,247,392,088)	103.4%	$1,747,992,692
Other Assets and Liabilities	(3.4)%	(58,024,279)

Total Net Assets	100.0%	$1,689,968,413

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $46,989,989, representing 2.8% of net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$363,750,599	$330,880,958	$32,869,641	$—
Consumer Finance	1,136,930	1,136,930	—	—
Health Care Distributors	14,176,356	14,176,356	—	—
Health Care Equipment	392,465,012	379,258,330	13,206,682	—
Health Care Facilities	52,085,499	52,085,499	—	—
Health Care Services	31,581,339	31,581,339	—	—
Health Care Supplies	15,954,027	14,825,684	1,128,343	—
Integrated Telecommunication Services	4,461,788	4,461,788	—	—
Life & Health Insurance	5,524,572	5,524,572	—	—
Life Sciences Tools & Services	201,782,651	173,965,080	27,817,571	—
Managed Health Care	202,280,651	202,280,651	—	—
Pharmaceuticals	388,471,476	305,307,779	83,163,697	—
Short-Term Investments	74,321,792	56,508,352	17,813,440	—

Total	$1,747,992,692	$1,571,993,318	$175,999,374	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

34

The Hartford MidCap Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Banks - 5.6%
1,175,998	Cullen/Frost Bankers, Inc.	$141,190,320
222,765	First Citizens BancShares, Inc. Class A	193,239,727
941,588	First Republic Bank	172,536,585
1,112,394	M&T Bank Corp.	175,413,410
1,645,973	Prosperity Bancshares, Inc.	120,748,579
924,082	South State Corp.	77,918,594

		881,047,215

	Capital Goods - 8.2%
1,125,804	Graco, Inc.	86,461,747
1,121,779	IDEX Corp.	251,502,852
6,840,829	Ingersoll Rand, Inc.*	338,005,361
692,495	Lennox International, Inc.	232,221,273
1,317,041	Lincoln Electric Holdings, Inc.	168,647,100
509,183	Middleby Corp.*	92,325,062
394,758	Watsco, Inc.	115,608,828

		1,284,772,223

	Commercial & Professional Services - 3.0%
1,243,191	Dun & Bradstreet Holdings, Inc.*	29,538,218
5,309,329	GFL Environmental, Inc.(1)	174,836,204
2,553,642	IAA, Inc.*	160,394,254
7,875,447	KAR Auction Services, Inc.(2)	118,052,951

		482,821,627

	Consumer Durables & Apparel - 6.7%
1,405,464	Carter’s, Inc.	152,900,428
53,577	NVR, Inc.*	268,854,744
2,154,773	PVH Corp.	243,877,208
6,683,134	Under Armour, Inc. Class C*	133,061,198
2,949,892	YETI Holdings, Inc.*	251,979,775

		1,050,673,353

	Consumer Services - 1.8%
1,792,172	Choice Hotels International, Inc.	203,949,174
935,656	Hyatt Hotels Corp. Class A*	77,032,558

		280,981,732

	Diversified Financials - 1.7%
498,620	Credit Acceptance Corp.*(1)	196,850,190
814,631	Hamilton Lane, Inc. Class A	73,683,374

		270,533,564

	Energy - 0.1%
1,166,449	Cabot Oil & Gas Corp.	19,444,705

	Food & Staples Retailing - 1.1%
2,861,457	Performance Food Group Co.*	167,967,526

	Food, Beverage & Tobacco - 1.2%
2,302,231	Lamb Weston Holdings, Inc.	185,329,595

	Health Care Equipment & Services - 9.5%
558,319	Amedisys, Inc.*	150,662,382
1,813,914	Encompass Health Corp.	153,928,742
2,301,985	Hill-Rom Holdings, Inc.	253,724,787
3,422,809	Integra LifeSciences Holdings Corp.*	253,561,691
776,665	LHC Group, Inc.*	161,756,019
632,930	Molina Healthcare, Inc.*	161,460,443
2,319,882	NuVasive, Inc.*	165,755,569
444,270	Teleflex, Inc.	187,695,190

		1,488,544,823

	Insurance - 4.3%
18,085	Alleghany Corp.*	12,279,172
255,129	Erie Indemnity Co. Class A	54,602,709
2,486,699	Fidelity National Financial, Inc.	113,443,208
963,924	Globe Life, Inc.	98,792,571
164,809	Markel Corp.*	193,884,604
99,021	White Mountains Insurance Group Ltd.	115,402,044

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Insurance - 4.3% - (continued)
1,121,692	WR Berkley Corp.	$89,421,286

		677,825,594

	Materials - 2.2%
7,197,928	Element Solutions, Inc.	157,490,665
436,060	Packaging Corp. of America	64,384,259
2,255,874	Silgan Holdings, Inc.	95,130,206
456,876	Steel Dynamics, Inc.	24,771,817

		341,776,947

	Media & Entertainment - 2.7%
91,981	Cable One, Inc.	164,645,990
3,598,554	Cargurus, Inc.*	88,812,313
15,721,648	Zynga, Inc. Class A*	170,108,231

		423,566,534

	Pharmaceuticals, Biotechnology & Life Sciences - 10.6%
1,071,902	Allakos, Inc.*	116,965,946
2,631,350	Apellis Pharmaceuticals, Inc.*	133,330,504
1,652,544	Arena Pharmaceuticals, Inc.*	113,414,095
2,677,160	ChemoCentryx, Inc.*	129,387,143
146,946	ICON plc*(1)	31,879,935
4,273,788	Iovance Biotherapeutics, Inc.*	134,367,895
972,866	Jazz Pharmaceuticals plc*	159,939,170
742,978	Kodiak Sciences, Inc.*	89,781,461
1,398,985	PRA Health Sciences, Inc.*	233,476,607
3,320,266	PTC Therapeutics, Inc.*	136,828,162
1,285,527	Reata Pharmaceuticals, Inc. Class A*	130,352,438
2,024,758	Sage Therapeutics, Inc.*	159,469,940
1,178,926	Syneos Health, Inc.*	100,031,871

		1,669,225,167

	Real Estate - 6.1%
2,152,972	Douglas Emmett, Inc. REIT	72,210,681
2,195,973	Equity Commonwealth REIT	63,244,022
2,438,461	Life Storage, Inc. REIT	234,238,564
352,914	PS Business Parks, Inc. REIT	57,302,646
2,097,745	Redfin Corp.*	148,478,391
3,110,406	Rexford Industrial Realty, Inc. REIT	172,783,053
6,070,931	STORE Capital Corp. REIT	217,278,621

		965,535,978

	Retailing - 2.7%
1,099,182	CarMax, Inc.*	146,455,009
1,411,663	Etsy, Inc.*	280,624,488

		427,079,497

	Semiconductors & Semiconductor Equipment - 4.2%
2,798,670	First Solar, Inc.*	214,182,215
1,539,199	MKS Instruments, Inc.	275,685,933
1,216,823	Silicon Laboratories, Inc.*	171,511,202

		661,379,350

	Software & Services - 10.9%
826,562	Aspen Technology, Inc.*	108,147,372
775,696	Black Knight, Inc.*	56,175,904
7,287,833	Genpact Ltd.	346,390,702
1,372,378	Guidewire Software, Inc.*	144,799,603
1,651,630	LiveRamp Holdings, Inc.*	80,896,837
1,361,402	Q2 Holdings, Inc.*	141,613,036
1,620,843	Science Applications International Corp.	144,935,781
1,565,758	Shift4 Payments, Inc. Class A*	154,837,809
4,172,787	Teradata Corp.*	206,427,773
1,596,113	WEX, Inc.*	327,538,349

		1,711,763,166

	Technology Hardware & Equipment - 11.6%
1,235,682	CDW Corp.	220,359,171

The accompanying notes are an integral part of these financial statements.

35

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Technology Hardware & Equipment - 11.6% - (continued)
729,288	Coherent, Inc.*	$189,607,587
15,212,958	CommScope Holding Co., Inc.*(2)	250,253,159
1,658,772	F5 Networks, Inc.*	309,792,259
13,058,839	Flex Ltd.*	227,223,799
4,643,231	II-VI, Inc.*	311,746,529
2,479,591	Lumentum Holdings, Inc.*	210,889,214
2,618,058	National Instruments Corp.	108,413,782

		1,828,285,500

	Transportation - 2.6%
277,269	AMERCO	165,427,004
5,142,301	Knight-Swift Transportation Holdings, Inc.	242,305,223

		407,732,227

	Utilities - 3.2%
1,484,681	Black Hills Corp.	102,413,295
2,381,144	NiSource, Inc.	61,957,367
1,205,733	Pinnacle West Capital Corp.	102,065,299
5,435,297	UGI Corp.	237,576,832

		504,012,793

	Total Common Stocks (cost $10,587,848,675)	$15,730,299,116

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
8,394,537	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $8,394,541; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $8,562,443	$8,394,537

	Securities Lending Collateral - 1.1%
21,775,217	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	21,775,217
152,737,937	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	152,737,937

		174,513,154

	Total Short-Term Investments (cost $182,907,691)	$182,907,691

Total Investments (cost $10,770,756,366)	101.2%	$15,913,206,807
Other Assets and Liabilities	(1.2)%	(182,333,823)

Total Net Assets	100.0%	$15,730,872,984

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

36

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$881,047,215	$881,047,215	$—	$—
Capital Goods	1,284,772,223	1,284,772,223	—	—
Commercial & Professional Services	482,821,627	482,821,627	—	—
Consumer Durables & Apparel	1,050,673,353	1,050,673,353	—	—
Consumer Services	280,981,732	280,981,732	—	—
Diversified Financials	270,533,564	270,533,564	—	—
Energy	19,444,705	19,444,705	—	—
Food & Staples Retailing	167,967,526	167,967,526	—	—
Food, Beverage & Tobacco	185,329,595	185,329,595	—	—
Health Care Equipment & Services	1,488,544,823	1,488,544,823	—	—
Insurance	677,825,594	677,825,594	—	—
Materials	341,776,947	341,776,947	—	—
Media & Entertainment	423,566,534	423,566,534	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,669,225,167	1,669,225,167	—	—
Real Estate	965,535,978	965,535,978	—	—
Retailing	427,079,497	427,079,497	—	—
Semiconductors & Semiconductor Equipment	661,379,350	661,379,350	—	—
Software & Services	1,711,763,166	1,711,763,166	—	—
Technology Hardware & Equipment	1,828,285,500	1,828,285,500	—	—
Transportation	407,732,227	407,732,227	—	—
Utilities	504,012,793	504,012,793	—	—
Short-Term Investments	182,907,691	174,513,154	8,394,537	—

Total	$15,913,206,807	$15,904,812,270	$8,394,537	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

37

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Automobiles & Components - 2.1%
235,197	Gentex Corp.	$8,274,230
103,388	Magna International, Inc.	9,761,895

		18,036,125

	Banks - 9.6%
79,196	M&T Bank Corp.	12,488,417
613,127	MGIC Investment Corp.	9,344,056
162,235	South State Corp.	13,679,655
391,580	Sterling Bancorp	9,840,405
240,876	Synovus Financial Corp.	11,287,449
120,325	Western Alliance Bancorp	12,642,548
220,588	Zions Bancorp NA	12,308,811

		81,591,341

	Capital Goods - 14.9%
203,221	AerCap Holdings N.V.*	11,837,623
304,545	Colfax Corp.*	13,762,389
261,622	Ingersoll Rand, Inc.*	12,926,743
327,939	JELD-WEN Holding, Inc.*	9,565,981
260,638	Johnson Controls International plc	16,248,173
56,611	L3Harris Technologies, Inc.	11,844,720
66,032	Middleby Corp.*	11,972,922
262,567	Rexnord Corp.	13,109,970
127,417	SPX FLOW, Inc.	8,484,698
198,931	Westinghouse Air Brake Technologies Corp.	16,326,267

		126,079,486

	Commercial & Professional Services - 3.1%
150,799	Clean Harbors, Inc.*	13,415,079
125,531	Leidos Holdings, Inc.	12,713,780

		26,128,859

	Consumer Durables & Apparel - 4.1%
61,101	Carter’s, Inc.	6,647,177
41,298	Columbia Sportswear Co.	4,501,895
121,582	Leggett & Platt, Inc.	6,038,978
83,068	Lennar Corp. Class A	8,605,845
226,140	Steven Madden Ltd.	9,197,114

		34,991,009

	Consumer Services - 3.1%
117,553	Boyd Gaming Corp.*	7,776,131
194,266	Six Flags Entertainment Corp.*	9,126,617
126,558	Wyndham Hotels & Resorts, Inc.	9,252,655

		26,155,403

	Diversified Financials - 1.9%
242,583	Voya Financial, Inc.	16,451,979

	Energy - 1.8%
183,866	Delek U.S. Holdings, Inc.	4,363,140
133,542	Diamondback Energy, Inc.	10,914,388

		15,277,528

	Food & Staples Retailing - 1.8%
371,547	U.S. Foods Holding Corp.*	15,404,339

	Food, Beverage & Tobacco - 1.1%
255,708	Keurig Dr Pepper, Inc.	9,167,132

	Health Care Equipment & Services - 7.6%
106,101	Acadia Healthcare Co., Inc.*	6,463,673
259,386	Centene Corp.*	16,014,492
99,537	Dentsply Sirona, Inc.	6,719,743
174,722	Encompass Health Corp.	14,826,909
75,093	Hill-Rom Holdings, Inc.	8,276,750
157,741	Integra LifeSciences Holdings Corp.*	11,685,453

		63,987,020

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 8.9%
17,248	Alleghany Corp.*	$11,710,875
87,543	Arthur J Gallagher & Co.	12,689,358
120,630	Assurant, Inc.	18,770,028
331,479	CNO Financial Group, Inc.	8,462,659
95,719	Hanover Insurance Group, Inc.	13,238,895
136,891	Kemper Corp.	10,685,711

		75,557,526

	Materials - 7.1%
178,224	Buzzi Unicem S.p.A.	4,755,352
112,207	Celanese Corp.	17,577,227
130,536	Crown Holdings, Inc.	14,332,853
80,813	FMC Corp.	9,555,329
86,529	Reliance Steel & Aluminum Co.	13,871,464

		60,092,225

	Media & Entertainment - 1.8%
69,283	Electronic Arts, Inc.	9,843,729
280,705	TEGNA, Inc.	5,630,942

		15,474,671

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
174,258	Syneos Health, Inc.*	14,785,791

	Real Estate - 9.4%
176,337	American Campus Communities, Inc. REIT	7,972,196
226,640	Americold Realty Trust REIT	9,153,989
422,704	Essential Properties Realty Trust, Inc. REIT	11,070,618
120,697	First Industrial Realty Trust, Inc. REIT	6,007,090
297,861	Gaming and Leisure Properties, Inc. REIT	13,847,558
605,849	Host Hotels & Resorts, Inc. REIT*	11,002,218
86,904	Life Storage, Inc. REIT	8,347,998
151,613	Ryman Hospitality Properties, Inc. REIT	11,924,362

		79,326,029

	Retailing - 3.4%
80,954	CarMax, Inc.*	10,786,311
86,708	Dollar Tree, Inc.*	9,962,749
64,041	Ross Stores, Inc.	8,385,529

		29,134,589

	Semiconductors & Semiconductor Equipment - 1.2%
57,865	MKS Instruments, Inc.	10,364,200

	Software & Services - 0.9%
100,770	Amdocs Ltd.	7,733,090

	Technology Hardware & Equipment - 6.3%
140,389	Ciena Corp.*	7,085,433
68,674	F5 Networks, Inc.*	12,825,556
47,376	II-VI, Inc.*	3,180,825
191,269	Lumentum Holdings, Inc.*	16,267,428
39,143	Rogers Corp.*	7,665,765
88,808	Western Digital Corp.*	6,272,509

		53,297,516

	Transportation - 1.1%
441,693	JetBlue Airways Corp.*	8,992,869

	Utilities - 5.2%
196,733	Alliant Energy Corp.	11,050,493
160,167	Evergy, Inc.	10,245,883
204,160	Portland General Electric Co.	10,383,577
92,306	Sempra Energy	12,698,536

		44,378,489

	Total Common Stocks (cost $596,506,382)	$832,407,216

The accompanying notes are an integral part of these financial statements.

38

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 1.3%
10,859,604	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $10,859,609; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $11,076,866	$10,859,604

	Total Short-Term Investments (cost $10,859,604)	$10,859,604

Total Investments (cost $607,365,986)	99.4%	$843,266,820
Other Assets and Liabilities	0.6%	4,979,290

Total Net Assets	100.0%	$848,246,110

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$18,036,125	$18,036,125	$—	$—
Banks	81,591,341	81,591,341	—	—
Capital Goods	126,079,486	126,079,486	—	—
Commercial & Professional Services	26,128,859	26,128,859	—	—
Consumer Durables & Apparel	34,991,009	34,991,009	—	—
Consumer Services	26,155,403	26,155,403	—	—
Diversified Financials	16,451,979	16,451,979	—	—
Energy	15,277,528	15,277,528	—	—
Food & Staples Retailing	15,404,339	15,404,339	—	—
Food, Beverage & Tobacco	9,167,132	9,167,132	—	—
Health Care Equipment & Services	63,987,020	63,987,020	—	—
Insurance	75,557,526	75,557,526	—	—
Materials	60,092,225	55,336,873	4,755,352	—
Media & Entertainment	15,474,671	15,474,671	—	—
Pharmaceuticals, Biotechnology & Life Sciences	14,785,791	14,785,791	—	—
Real Estate	79,326,029	79,326,029	—	—
Retailing	29,134,589	29,134,589	—	—
Semiconductors & Semiconductor Equipment	10,364,200	10,364,200	—	—
Software & Services	7,733,090	7,733,090	—	—
Technology Hardware & Equipment	53,297,516	53,297,516	—	—
Transportation	8,992,869	8,992,869	—	—
Utilities	44,378,489	44,378,489	—	—
Short-Term Investments	10,859,604	—	10,859,604	—

Total	$843,266,820	$827,651,864	$15,614,956	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

39

Hartford Quality Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Banks - 12.0%
228,900	Bank of America Corp.	$9,277,317
30,957	Bank of Nova Scotia	1,971,651
64,474	JP Morgan Chase & Co.	9,916,746
29,212	PNC Financial Services Group, Inc.	5,461,184

		26,626,898

	Capital Goods - 11.0%
8,991	Deere & Co.	3,334,312
15,218	Eaton Corp. plc	2,175,109
15,212	Honeywell International, Inc.	3,392,884
55,525	Johnson Controls International plc	3,461,428
8,142	Lockheed Martin Corp.	3,098,520
58,087	Raytheon Technologies Corp.	4,835,162
50,081	Westinghouse Air Brake Technologies Corp.	4,110,148

		24,407,563

	Commercial & Professional Services - 1.2%
18,694	Waste Management, Inc.	2,579,211

	Consumer Services - 2.6%
16,946	Hilton Worldwide Holdings, Inc.*	2,180,950
15,290	McDonald’s Corp.	3,609,663

		5,790,613

	Diversified Financials - 2.9%
28,936	American Express Co.	4,437,335
1,037	BlackRock, Inc.	849,614
17,214	Charles Schwab Corp.	1,211,866

		6,498,815

	Energy - 5.6%
48,787	Chevron Corp.	5,028,476
44,529	EOG Resources, Inc.	3,279,115
19,999	Exxon Mobil Corp.	1,144,743
66,731	Total S.A.”“Total S.A.“Total S.A. ADR	2,954,849

		12,407,183

	Food & Staples Retailing - 1.4%
37,371	Sysco Corp.	3,166,445

	Food, Beverage & Tobacco - 4.2%
31,664	Coca-Cola Co.	1,709,223
61,426	Mondelez International, Inc. Class A	3,735,315
40,728	Philip Morris International, Inc.	3,869,160

		9,313,698

	Health Care Equipment & Services - 9.3%
5,909	Anthem, Inc.	2,241,816
16,493	Becton Dickinson and Co.	4,103,623
21,184	Hill-Rom Holdings, Inc.	2,334,901
38,766	Koninklijke Philips N.V. ADR*	2,195,706
38,741	Medtronic plc	5,071,972
11,793	UnitedHealth Group, Inc.	4,703,048

		20,651,066

	Insurance - 7.9%
60,712	American International Group, Inc.	2,941,496
24,261	Chubb Ltd.	4,162,945
20,373	Marsh & McLennan Cos., Inc.	2,764,616
39,336	MetLife, Inc.	2,502,950
38,011	Principal Financial Group, Inc.	2,427,763
26,442	Prudential Financial, Inc.	2,653,719

		17,453,489

	Materials - 4.2%
26,136	Celanese Corp.	4,094,204
17,209	FMC Corp.	2,034,792
17,758	PPG Industries, Inc.	3,040,880

		9,169,876

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3% - (continued)
	Media & Entertainment - 2.3%
88,553	Comcast Corp. Class A	$4,972,251

	Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
43,299	AstraZeneca plc ADR	2,297,878
30,098	Merck & Co., Inc.	2,242,301
21,293	Novartis AG ADR	1,815,015
133,666	Pfizer, Inc.	5,166,191

		11,521,385

	Real Estate - 4.3%
6,793	American Tower Corp. REIT	1,730,652
135,744	Host Hotels & Resorts, Inc. REIT*	2,465,111
8,199	Public Storage REIT	2,305,231
95,121	VICI Properties, Inc. REIT	3,015,336

		9,516,330

	Retailing - 4.8%
571,800	Allstar Co.(1)(2)	700,455
16,000	Lowe’s Cos., Inc.	3,140,000
19,302	Target Corp.	4,000,533
39,075	TJX Cos., Inc.	2,774,325

		10,615,313

	Semiconductors & Semiconductor Equipment - 4.5%
8,960	Broadcom, Inc.	4,087,552
45,564	Intel Corp.	2,621,297
17,643	Texas Instruments, Inc.	3,184,738

		9,893,587

	Software & Services - 3.2%
10,902	Accenture plc Class A	3,161,253
12,800	Cognizant Technology Solutions Corp. Class A	1,029,120
19,105	Fidelity National Information Services, Inc.	2,921,154

		7,111,527

	Technology Hardware & Equipment - 1.7%
75,289	Cisco Systems, Inc.	3,832,963

	Telecommunication Services - 2.8%
106,717	Verizon Communications, Inc.	6,167,175

	Transportation - 1.2%
15,694	J.B. Hunt Transport Services, Inc.	2,679,123

	Utilities - 5.0%
43,029	Alliant Energy Corp.	2,416,939
39,817	Avangrid, Inc.	2,026,685
27,705	Dominion Energy, Inc.	2,213,630
26,194	Eversource Energy	2,258,447
16,313	Sempra Energy	2,244,179

		11,159,880

	Total Common Stocks (cost $159,871,634)	$215,534,391

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
3,245,427	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $3,245,428; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,310,372	$3,245,427

	Total Short-Term Investments (cost $3,245,427)	$3,245,427

Total Investments (cost $163,117,061)	98.8%	$218,779,818
Other Assets and Liabilities	1.2%	2,586,299

Total Net Assets	100.0%	$221,366,117

The accompanying notes are an integral part of these financial statements.

40

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $700,455, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $700,455 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	571,800	$—	$700,455

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$26,626,898	$26,626,898	$—	$—
Capital Goods	24,407,563	24,407,563	—	—
Commercial & Professional Services	2,579,211	2,579,211	—	—
Consumer Services	5,790,613	5,790,613	—	—
Diversified Financials	6,498,815	6,498,815	—	—
Energy	12,407,183	12,407,183	—	—
Food & Staples Retailing	3,166,445	3,166,445	—	—
Food, Beverage & Tobacco	9,313,698	9,313,698	—	—
Health Care Equipment & Services	20,651,066	20,651,066	—	—
Insurance	17,453,489	17,453,489	—	—
Materials	9,169,876	9,169,876	—	—
Media & Entertainment	4,972,251	4,972,251	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,521,385	11,521,385	—	—
Real Estate	9,516,330	9,516,330	—	—
Retailing	10,615,313	9,914,858	700,455	—
Semiconductors & Semiconductor Equipment	9,893,587	9,893,587	—	—
Software & Services	7,111,527	7,111,527	—	—
Technology Hardware & Equipment	3,832,963	3,832,963	—	—
Telecommunication Services	6,167,175	6,167,175	—	—
Transportation	2,679,123	2,679,123	—	—
Utilities	11,159,880	11,159,880	—	—
Short-Term Investments	3,245,427	—	3,245,427	—

Total	$218,779,818	$214,833,936	$3,945,882	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

41

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 2.9%
64,808	Fox Factory Holding Corp.*	$9,930,530
95,465	Patrick Industries, Inc.	8,553,664
63,462	Thor Industries, Inc.	8,985,584

		27,469,778

	Banks - 2.6%
430,927	MGIC Investment Corp.	6,567,328
122,383	Synovus Financial Corp.	5,734,867
78,795	Triumph Bancorp, Inc.*	6,983,601
49,035	Western Alliance Bancorp	5,152,107

		24,437,903

	Capital Goods - 10.1%
66,347	Altra Industrial Motion Corp.	3,915,137
75,729	Applied Industrial Technologies, Inc.	7,244,236
41,600	Armstrong World Industries, Inc.	4,311,840
97,597	Boise Cascade Co.	6,511,672
157,072	Builders FirstSource, Inc.*	7,644,694
96,990	BWX Technologies, Inc.	6,490,571
42,639	Curtiss-Wright Corp.	5,453,528
43,044	EnerSys	3,941,970
54,500	Hydrofarm Holdings Group, Inc.*	3,580,650
70,214	ITT, Inc.	6,621,882
61,496	John Bean Technologies Corp.	8,940,289
47,146	Mercury Systems, Inc.*	3,547,265
102,671	Plug Power, Inc.*	2,927,150
135,869	Rexnord Corp.	6,783,939
98,042	SPX Corp.*	5,947,228
95,421	SPX FLOW, Inc.	6,354,084
39,777	Trex Co., Inc.*	4,295,518

		94,511,653

	Commercial & Professional Services - 3.8%
87,805	ASGN, Inc.*	9,235,330
65,629	Clean Harbors, Inc.*	5,838,356
64,567	Exponent, Inc.	6,219,739
66,293	Insperity, Inc.	5,803,289
64,105	Tetra Tech, Inc.	8,181,721

		35,278,435

	Consumer Durables & Apparel - 5.0%
31,320	Deckers Outdoor Corp.*	10,592,424
78,808	PVH Corp.	8,919,489
58,377	TopBuild Corp.*	12,981,877
290,500	Under Armour, Inc. Class C*	5,783,855
102,078	YETI Holdings, Inc.*	8,719,503

		46,997,148

	Consumer Services - 4.1%
103,534	BJ’s Restaurants, Inc.*	6,314,539
40,610	Churchill Downs, Inc.	8,589,015
221,042	GAN Ltd.*(1)	4,076,014
98,340	Penn National Gaming, Inc.*	8,764,061
70,790	Wingstop, Inc.	11,213,844

		38,957,473

	Diversified Financials - 1.4%
111,793	OneMain Holdings, Inc.	6,357,668
101,250	Stifel Financial Corp.	7,005,487

		13,363,155

	Food & Staples Retailing - 1.0%
164,740	Performance Food Group Co.*	9,670,238

	Food, Beverage & Tobacco - 2.2%
59,398	Freshpet, Inc.*	10,977,938
277,371	Hostess Brands, Inc.*	4,241,003
167,276	Simply Good Foods Co.*	5,779,386

		20,998,327

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 12.1%
164,691	AdaptHealth Corp.*	$4,785,920
49,434	Addus HomeCare Corp.*	5,230,117
16,610	Amedisys, Inc.*	4,482,209
87,167	AtriCure, Inc.*	6,717,961
93,081	Cardiovascular Systems, Inc.*	3,753,026
135,400	Covetrus, Inc.*	3,879,210
58,089	Glaukos Corp.*	5,469,660
97,998	Globus Medical, Inc. Class A*	7,033,317
121,968	Health Catalyst, Inc.*	7,061,947
78,469	Integer Holdings Corp.*	7,366,670
120,036	Integra LifeSciences Holdings Corp.*	8,892,267
42,285	LHC Group, Inc.*	8,806,697
56,941	ModivCare, Inc.*	7,976,295
93,660	Omnicell, Inc.*	13,582,573
189,261	OraSure Technologies, Inc.*	1,731,738
422,219	R1 RCM, Inc.*	11,518,134
60,880	Tandem Diabetes Care, Inc.*	5,594,872

		113,882,613

	Household & Personal Products - 0.4%
143,527	BellRing Brands, Inc. Class A*	3,701,561

	Insurance - 1.0%
107,191	James River Group Holdings Ltd.	5,049,768
56,483	Kemper Corp.	4,409,063

		9,458,831

	Materials - 2.2%
178,032	Axalta Coating Systems Ltd.*	5,677,440
62,420	Ingevity Corp.*	4,873,754
154,647	Louisiana-Pacific Corp.	10,188,144

		20,739,338

	Media & Entertainment - 1.4%
88,850	Cardlytics, Inc.*(1)	12,219,541
25,775	Cargurus, Inc.*	636,127

		12,855,668

	Pharmaceuticals, Biotechnology & Life Sciences - 18.4%
44,368	Allakos, Inc.*	4,841,436
57,714	ALX Oncology Holdings, Inc.*	3,616,359
113,749	Apellis Pharmaceuticals, Inc.*	5,763,662
51,949	Arena Pharmaceuticals, Inc.*	3,565,260
59,937	Arrowhead Pharmaceuticals, Inc.*	4,361,016
48,185	Arvinas, Inc.*	3,321,874
65,159	Biohaven Pharmaceutical Holding Co., Ltd.*	4,893,441
140,862	Celldex Therapeutics, Inc.*	4,272,344
83,578	ChemoCentryx, Inc.*	4,039,325
121,074	Constellation Pharmaceuticals, Inc.*	2,617,620
166,237	Dicerna Pharmaceuticals, Inc.*	5,184,932
176,789	Dyne Therapeutics, Inc.*	3,479,208
30,333	Fate Therapeutics, Inc.*	2,650,801
236,497	Heron Therapeutics, Inc.*	4,133,968
268,125	Homology Medicines, Inc.*	1,815,206
451,688	ImmunoGen, Inc.*	3,640,605
73,107	KalVista Pharmaceuticals, Inc.*	1,825,482
22,370	Karuna Therapeutics, Inc.*	2,483,294
43,813	Kodiak Sciences, Inc.*	5,294,363
155,866	Kura Oncology, Inc.*	4,197,471
45,877	Kymera Therapeutics, Inc.*(1)	2,089,697
37,558	Madrigal Pharmaceuticals, Inc.*	5,111,644
252,225	Mersana Therapeutics, Inc.*	4,017,944
30,007	Mirati Therapeutics, Inc.*	4,987,764
86,092	NanoString Technologies, Inc.*	6,858,950
48,616	Natera, Inc.*	5,348,732
117,051	NeoGenomics, Inc.*	5,734,329
44,272	Nkarta, Inc.*	1,410,063
26,069	Novavax, Inc.*	6,176,528

The accompanying notes are an integral part of these financial statements.

42

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 18.4% - (continued)
89,488	PTC Therapeutics, Inc.*	$3,687,800
175,619	Radius Health, Inc.*	3,916,304
90,891	RAPT Therapeutics, Inc.*	1,994,149
33,725	Reata Pharmaceuticals, Inc. Class A*	3,419,715
147,293	Revance Therapeutics, Inc.*	4,289,172
56,915	Revolution Medicines, Inc.*	1,889,009
84,212	Rocket Pharmaceuticals, Inc.*	3,860,278
162,189	Syndax Pharmaceuticals, Inc.*	2,585,293
117,945	TCR2 Therapeutics, Inc.*	2,678,531
122,189	TG Therapeutics, Inc.*	5,463,070
195,032	Theravance Biopharma, Inc.*	3,849,932
50,897	Turning Point Therapeutics, Inc.*	3,879,878
44,622	Ultragenyx Pharmaceutical, Inc.*	4,981,600
99,675	Veracyte, Inc.*	4,958,831
109,120	Y-mAbs Therapeutics, Inc.*	3,281,238

		172,468,118

	Real Estate - 4.0%
243,887	Essential Properties Realty Trust, Inc. REIT	6,387,401
338,031	Independence Realty Trust, Inc. REIT	5,692,442
130,021	JBG SMITH Properties REIT	4,239,985
51,436	PS Business Parks, Inc. REIT	8,351,663
118,539	Rexford Industrial Realty, Inc. REIT	6,584,841
81,715	Ryman Hospitality Properties, Inc. REIT	6,426,885

		37,683,217

	Retailing - 3.3%
64,842	Floor & Decor Holdings, Inc. Class A*	7,192,275
131,178	Foot Locker, Inc.	7,736,878
17,455	Lithia Motors, Inc. Class A	6,709,353
46,961	Ollie’s Bargain Outlet Holdings, Inc.*	4,333,091
58,170	Shutterstock, Inc.	5,071,261

		31,042,858

	Semiconductors & Semiconductor Equipment - 4.4%
117,599	Axcelis Technologies, Inc.*	4,883,887
61,475	Cirrus Logic, Inc.*	4,574,355
144,689	FormFactor, Inc.*	5,664,574
186,272	Lattice Semiconductor Corp.*	9,371,344
109,782	Power Integrations, Inc.	9,091,047
56,055	Synaptics, Inc.*	7,840,413

		41,425,620

	Software & Services - 16.4%
79,705	Alarm.com Holdings, Inc.*	7,154,321
71,353	Blackbaud, Inc.*	5,074,625
30,366	CACI International, Inc. Class A*	7,739,079
51,797	Concentrix Corp.*	8,048,218
115,974	Digital Turbine, Inc.*	8,747,919
39,711	Everbridge, Inc.*	5,270,047
94,234	ExlService Holdings, Inc.*	8,705,337
34,738	Five9, Inc.*	6,529,702
63,513	j2 Global, Inc.*	7,685,073
98,031	LiveRamp Holdings, Inc.*	4,801,558
49,318	Manhattan Associates, Inc.*	6,768,402
164,267	Medallia, Inc.*	4,844,234
96,626	Mimecast Ltd.*	4,195,501
20,240	Paylocity Holding Corp.*	3,911,178
137,724	Perficient, Inc.*	9,036,072
61,255	Q2 Holdings, Inc.*	6,371,745
102,090	Rapid7, Inc.*	8,294,812
244,238	Repay Holdings Corp.*	5,580,838
62,372	Science Applications International Corp.	5,577,304
104,756	Sprout Social, Inc. Class A*	6,944,275
170,287	SVMK, Inc.*	3,063,463

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 16.4% - (continued)
138,642	Telos Corp.*	$4,600,142
144,217	Varonis Systems, Inc.*	7,636,290
575,599	Verra Mobility Corp.*	7,736,051

		154,316,186

	Technology Hardware & Equipment - 2.4%
139,472	II-VI, Inc.*	9,364,150
70,180	Insight Enterprises, Inc.*	7,043,967
71,218	Lumentum Holdings, Inc.*	6,057,091

		22,465,208

	Telecommunication Services - 0.4%
77,283	ArcLight Clean Transition Corp. Class A*(1)	1,250,439
16,344	Bandwidth, Inc. Class A*	2,160,677

		3,411,116

	Transportation - 0.3%
159,923	Marten Transport Ltd.	2,673,913

	Total Common Stocks (cost $593,975,153)	$937,808,357

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.3%
2,996,724	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $2,996,725; collateralized by U.S. Treasury Note at 1.250%, maturing 03/31/2028, with a market value of $3,056,726	$2,996,724

	Securities Lending Collateral - 0.5%
635,993	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	635,993
4,461,049	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	4,461,049

		5,097,042

	Total Short-Term Investments (cost $8,093,766)	$8,093,766

Total Investments (cost $602,068,919)	100.6%	$945,902,123
Other Assets and Liabilities	(0.6)%	(6,085,760)

Total Net Assets	100.0%	$939,816,363

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$27,469,778	$27,469,778	$—	$—
Banks	24,437,903	24,437,903	—	—
Capital Goods	94,511,653	94,511,653	—	—
Commercial & Professional Services	35,278,435	35,278,435	—	—
Consumer Durables & Apparel	46,997,148	46,997,148	—	—
Consumer Services	38,957,473	38,957,473	—	—
Diversified Financials	13,363,155	13,363,155	—	—
Food & Staples Retailing	9,670,238	9,670,238	—	—
Food, Beverage & Tobacco	20,998,327	20,998,327	—	—
Health Care Equipment & Services	113,882,613	113,882,613	—	—
Household & Personal Products	3,701,561	3,701,561	—	—
Insurance	9,458,831	9,458,831	—	—
Materials	20,739,338	20,739,338	—	—
Media & Entertainment	12,855,668	12,855,668	—	—
Pharmaceuticals, Biotechnology & Life Sciences	172,468,118	172,468,118	—	—
Real Estate	37,683,217	37,683,217	—	—
Retailing	31,042,858	31,042,858	—	—
Semiconductors & Semiconductor Equipment	41,425,620	41,425,620	—	—
Software & Services	154,316,186	154,316,186	—	—
Technology Hardware & Equipment	22,465,208	22,465,208	—	—
Telecommunication Services	3,411,116	3,411,116	—	—
Transportation	2,673,913	2,673,913	—	—
Short-Term Investments	8,093,766	5,097,042	2,996,724	—

Total	$945,902,123	$942,905,399	$2,996,724	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

44

Hartford Small Cap Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9%
	Banks - 21.7%
57,943	Bank OZK	$2,375,083
115,864	Cadence Bancorp	2,577,974
21,764	Federal Agricultural Mortgage Corp. Class C	2,238,645
66,843	First Hawaiian, Inc.	1,835,509
39,497	First Interstate BancSystem, Inc. Class A	1,855,174
160,475	FNB Corp.	2,068,523
69,055	Great Western Bancorp, Inc.	2,282,268
95,310	Home BancShares, Inc.	2,652,477
56,800	Pacific Premier Bancorp, Inc.	2,500,904
96,052	Radian Group, Inc.	2,366,721
56,889	Sandy Spring Bancorp, Inc.	2,580,485
112,175	Sterling Bancorp	2,818,958
120,209	Umpqua Holdings Corp.	2,240,696

		30,393,417

	Capital Goods - 6.3%
22,632	EnerSys	2,072,638
54,848	Kennametal, Inc.	2,202,696
70,413	nVent Electric plc	2,144,076
129,693	REV Group, Inc.	2,365,600

		8,785,010

	Commercial & Professional Services - 9.8%
116,324	BrightView Holdings, Inc.*	2,085,689
65,329	Deluxe Corp.	2,875,783
59,174	Herman Miller, Inc.	2,455,721
39,222	Kforce, Inc.	2,198,001
56,013	Loomis AB(1)	1,834,282
25,193	Science Applications International Corp.	2,252,758

		13,702,234

	Consumer Durables & Apparel - 8.1%
23,441	Carter’s, Inc.	2,550,146
38,926	Kontoor Brands, Inc.	2,445,721
71,044	Movado Group, Inc.	2,228,650
62,256	Steven Madden Ltd.	2,531,952
25,178	Sturm Ruger & Co., Inc.	1,635,059

		11,391,528

	Consumer Services - 3.0%
58,507	Adtalem Global Education, Inc.*	2,007,375
102,094	H&R Block, Inc.	2,272,613

		4,279,988

	Diversified Financials - 5.1%
124,014	Greenhill & Co., Inc.	1,882,533
187,450	Navient Corp.	3,154,783
56,332	PRA Group, Inc.*	2,122,590

		7,159,906

	Food, Beverage & Tobacco - 1.7%
153,765	Hostess Brands, Inc.*	2,351,067

	Health Care Equipment & Services - 6.1%
47,685	Envista Holdings Corp.*	2,063,807
92,177	NextGen Healthcare, Inc.*	1,687,761
34,969	NuVasive, Inc.*	2,498,535
63,889	Premier, Inc. Class A	2,258,476

		8,508,579

	Household & Personal Products - 5.0%
69,389	Edgewell Personal Care Co.	2,650,660
46,007	Energizer Holdings, Inc.	2,268,145
9,145	Medifast, Inc.	2,076,738

		6,995,543

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.9% - (continued)
	Insurance - 4.5%
204,768	Lancashire Holdings Ltd.	$2,007,518
96,891	ProAssurance Corp.	2,422,275
179,144	SiriusPoint Ltd.*	1,895,343

		6,325,136

	Materials - 2.9%
31,844	Compass Minerals International, Inc.	2,162,844
42,570	Schweitzer-Mauduit International, Inc.	1,944,172

		4,107,016

	Media & Entertainment - 1.7%
119,182	TEGNA, Inc.	2,390,791

	Real Estate - 2.4%
143,551	CoreCivic, Inc. REIT	1,115,391
97,195	Pebblebrook Hotel Trust REIT	2,321,017

		3,436,408

	Retailing - 1.7%
30,508	Children’s Place, Inc.*	2,390,302

	Semiconductors & Semiconductor Equipment - 6.1%
34,294	Ichor Holdings Ltd.*	1,912,576
99,927	Rambus, Inc.*	1,896,615
37,233	Silicon Motion Technology Corp. ADR	2,674,074
74,162	Tower Semiconductor Ltd.*	2,098,785

		8,582,050

	Software & Services - 4.0%
38,131	CSG Systems International, Inc.	1,753,644
29,357	InterDigital, Inc.	2,037,963
90,656	Xperi Holding Corp.	1,862,981

		5,654,588

	Technology Hardware & Equipment - 1.3%
47,373	Plantronics, Inc.*	1,894,446

	Utilities - 3.4%
46,103	Portland General Electric Co.	2,344,799
96,854	South Jersey Industries, Inc.	2,397,136

		4,741,935

	Total Common Stocks (cost $94,929,862)	$133,089,944

EXCHANGE-TRADED FUNDS - 3.7%
	Other Investment Pools & Funds - 3.7%
32,449	iShares Russell 2000 Value ETF	$5,269,069

	Total Exchange-Traded Funds (cost $5,108,767)	$5,269,069

	Total Long-Term Investments (cost $100,038,629)	$138,359,013

SHORT-TERM INVESTMENTS - 2.0%
	Repurchase Agreements - 0.7%
907,121	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $907,121; collateralized by U.S. Government Bond at 1.750%, maturing 01/15/2028, with a market value of $925,383	$907,121

The accompanying notes are an integral part of these financial statements.

45

Hartford Small Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 2.0% - (continued)
	Securities Lending Collateral - 1.3%
230,429	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	$230,429
1,616,297	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	1,616,297

		1,846,726

	Total Short-Term Investments (cost $2,753,847)	$2,753,847

Total Investments (cost $102,792,476)	100.6%	$141,112,860
Other Assets and Liabilities	(0.6)%	(843,587)

Total Net Assets	100.0%	$140,269,273

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$30,393,417	$30,393,417	$—	$—
Capital Goods	8,785,010	8,785,010	—	—
Commercial & Professional Services	13,702,234	11,867,952	1,834,282	—
Consumer Durables & Apparel	11,391,528	11,391,528	—	—
Consumer Services	4,279,988	4,279,988	—	—
Diversified Financials	7,159,906	7,159,906	—	—
Food, Beverage & Tobacco	2,351,067	2,351,067	—	—
Health Care Equipment & Services	8,508,579	8,508,579	—	—
Household & Personal Products	6,995,543	6,995,543	—	—
Insurance	6,325,136	4,317,618	2,007,518	—
Materials	4,107,016	4,107,016	—	—
Media & Entertainment	2,390,791	2,390,791	—	—
Real Estate	3,436,408	3,436,408	—	—
Retailing	2,390,302	2,390,302	—	—
Semiconductors & Semiconductor Equipment	8,582,050	8,582,050	—	—
Software & Services	5,654,588	5,654,588	—	—
Technology Hardware & Equipment	1,894,446	1,894,446	—	—
Utilities	4,741,935	4,741,935	—	—
Exchange-Traded Funds	5,269,069	5,269,069	—	—
Short-Term Investments	2,753,847	1,846,726	907,121	—

Total	$141,112,860	$136,363,939	$4,748,921	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

46

The Hartford Small Company Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Automobiles & Components - 0.9%
65,156	Thor Industries, Inc.	$9,225,438

	Banks - 2.1%
280,325	Sterling Bancorp	7,044,567
126,170	Western Alliance Bancorp	13,256,682

		20,301,249

	Capital Goods - 12.9%
185,746	Altra Industrial Motion Corp.	10,960,871
176,085	Applied Industrial Technologies, Inc.	16,844,291
224,348	Builders FirstSource, Inc.*	10,919,017
190,421	Colfax Corp.*	8,605,125
144,289	Curtiss-Wright Corp.	18,454,563
108,795	Gibraltar Industries, Inc.*	9,993,909
109,800	Hydrofarm Holdings Group, Inc.*	7,213,860
101,737	ITT, Inc.	9,594,817
127,977	Kennametal, Inc.	5,139,556
39,550	Kornit Digital Ltd.*	3,866,408
106,768	Middleby Corp.*	19,359,174
114,210	Rush Enterprises, Inc. Class A	5,637,406

		126,588,997

	Commercial & Professional Services - 1.2%
148,873	TriNet Group, Inc.*	11,717,794

	Consumer Durables & Apparel - 6.1%
41,008	Cavco Industries, Inc.*	8,588,305
78,377	Polaris, Inc.	10,975,131
207,077	Skyline Champion Corp.*	9,200,431
394,500	Wolverine World Wide, Inc.	16,458,540
171,632	YETI Holdings, Inc.*	14,660,806

		59,883,213

	Consumer Services - 7.3%
194,988	Boyd Gaming Corp.*	12,898,456
192,199	Chegg, Inc.*	17,361,336
284,446	GAN Ltd.*(1)	5,245,184
62,230	Penn National Gaming, Inc.*	5,545,938
211,546	Planet Fitness, Inc. Class A*	17,767,748
80,556	Wingstop, Inc.	12,760,876

		71,579,538

	Diversified Financials - 1.1%
45,978	Hamilton Lane, Inc. Class A	4,158,710
117,424	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,153,018

		10,311,728

	Food, Beverage & Tobacco - 1.2%
9,846	Boston Beer Co., Inc. Class A*	11,977,560

	Health Care Equipment & Services - 11.9%
223,953	Accolade, Inc.*	11,231,243
74,596	Addus HomeCare Corp.*	7,892,257
8,803	agilon health, Inc.*	277,559
111,590	Globus Medical, Inc. Class A*	8,008,814
206,001	Health Catalyst, Inc.*	11,927,458
91,539	Hill-Rom Holdings, Inc.	10,089,429
59,053	Inari Medical, Inc.*	6,749,167
25,147	Insulet Corp.*	7,423,897
148,793	Integra LifeSciences Holdings Corp.*	11,022,585
65,508	LHC Group, Inc.*	13,643,351
1,141,625	Multiplan Corp.*(1)	8,482,274
188,839	Oak Street Health, Inc.*	11,638,148
60,641	Omnicell, Inc.*	8,794,158

		117,180,340

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Media & Entertainment - 1.5%
109,627	Cardlytics, Inc.*	$15,077,001

	Pharmaceuticals, Biotechnology & Life Sciences - 16.5%
30,969	Acceleron Pharma, Inc.*	3,870,196
58,464	Allakos, Inc.*	6,379,592
110,352	ALX Oncology Holdings, Inc.*	6,914,656
318,919	Amicus Therapeutics, Inc.*	3,138,163
94,362	Apellis Pharmaceuticals, Inc.*	4,781,323
98,913	Arena Pharmaceuticals, Inc.*	6,788,399
42,535	Ascendis Pharma A/S ADR*	6,166,299
73,666	BioAtla, Inc.*	3,653,097
52,715	Blueprint Medicines Corp.*	5,077,509
76,270	ChemoCentryx, Inc.*	3,686,129
251,340	Constellation Pharmaceuticals, Inc.*	5,433,971
139,745	Freeline Therapeutics Holdings plc ADR*	1,537,195
361,298	Heron Therapeutics, Inc.*	6,315,489
698,998	ImmunoGen, Inc.*	5,633,924
99,635	Iovance Biotherapeutics, Inc.*	3,132,524
139,910	KalVista Pharmaceuticals, Inc.*	3,493,553
85,805	Kodiak Sciences, Inc.*	10,368,676
94,494	Kura Oncology, Inc.*	2,544,723
24,800	Medpace Holdings, Inc.*	4,208,064
170,342	Mersana Therapeutics, Inc.*	2,713,548
31,575	Mirati Therapeutics, Inc.*	5,248,397
90,017	NanoString Technologies, Inc.*	7,171,654
154,421	NeoGenomics, Inc.*	7,565,085
20,851	Novavax, Inc.*	4,940,227
128,058	PTC Therapeutics, Inc.*	5,277,270
21,738	Reata Pharmaceuticals, Inc. Class A*	2,204,233
93,548	Revolution Medicines, Inc.*	3,104,858
79,520	Rocket Pharmaceuticals, Inc.*	3,645,197
224,803	TCR2 Therapeutics, Inc.*	5,105,276
191,296	TG Therapeutics, Inc.*	8,552,844
62,173	Turning Point Therapeutics, Inc.*	4,739,448
213,270	UroGen Pharma Ltd.*(1)	4,148,102
176,873	Y-mAbs Therapeutics, Inc.*	5,318,571

		162,858,192

	Real Estate - 3.7%
373,393	Essential Properties Realty Trust, Inc. REIT	9,779,163
124,554	Redfin Corp.*	8,815,932
118,262	Ryman Hospitality Properties, Inc. REIT	9,301,306
460,920	Xenia Hotels & Resorts, Inc. REIT	8,955,676

		36,852,077

	Retailing - 7.0%
3,136,600	Allstar Co.(2)(3)(4)	3,842,335
68,005	Five Below, Inc.*	13,687,366
149,252	Floor & Decor Holdings, Inc. Class A*	16,555,032
199,124	Ollie’s Bargain Outlet Holdings, Inc.*	18,373,171
289,573	Porch Group, Inc.*	3,854,217
463,197	RealReal, Inc.*	11,473,390
26,907	Tory Burch LLC*(2)(3)(5)	1,324,385

		69,109,896

	Semiconductors & Semiconductor Equipment - 3.6%
105,189	ACM Research, Inc. Class A*	8,304,672
189,383	Maxeon Solar Technologies Ltd.*(1)	3,408,894
44,402	MKS Instruments, Inc.	7,952,842
572,573	Tower Semiconductor Ltd.*	16,203,816

		35,870,224

	Software & Services - 14.0%
170,711	2U, Inc.*	6,700,407
166,631	Digital Turbine, Inc.*	12,568,976
125,717	j2 Global, Inc.*	15,211,757
179,431	LiveRamp Holdings, Inc.*	8,788,530

The accompanying notes are an integral part of these financial statements.

47

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Software & Services - 14.0% - (continued)
110,808	Manhattan Associates, Inc.*	$15,207,290
143,782	Mimecast Ltd.*	6,243,014
228,890	Perficient, Inc.*	15,017,473
37,858	Q2 Holdings, Inc.*	3,937,989
214,499	Rapid7, Inc.*	17,428,044
479,176	Repay Holdings Corp.*	10,949,172
257,596	Telos Corp.*	8,547,035
168,741	Varonis Systems, Inc.*	8,934,836
645,786	Verra Mobility Corp.*	8,679,364

		138,213,887

	Technology Hardware & Equipment - 4.6%
247,856	II-VI, Inc.*	16,641,052
61,643	Lumentum Holdings, Inc.*	5,242,737
87,965	Novanta, Inc.*	11,585,870
142,470	PAR Technology Corp.*	11,702,486

		45,172,145

	Telecommunication Services - 0.5%
39,791	Bandwidth, Inc. Class A*	5,260,370

	Transportation - 0.6%
25,045	Saia, Inc.*	5,873,052

	Total Common Stocks (cost $730,636,452)	$953,052,701

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
94,978	Honest Co., Inc. Series E*(2)(3)(5)	$1,606,154

	Total Convertible Preferred Stocks (cost $2,172,859)	$1,606,154

ESCROWS - 0.0%(6)
	Software & Services - 0.0%
263,189	Marklogic Corp.*(2)(3)(5)	$3,422

	Total Escrows (cost $—)	$3,422

	Total Long-Term Investments (cost $732,809,311)	$954,662,277

SHORT-TERM INVESTMENTS - 3.9%
	Repurchase Agreements - 2.8%
27,904,582	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2021 at 0.005%, due on 05/03/2021 with a maturity value of $27,904,594; collateralized by U.S. Treasury Inflation Index Bond at 0.500%, maturing 01/15/2028, with a market value of $28,462,787	$27,904,582

	Securities Lending Collateral - 1.1%
1,319,664	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	1,319,664
9,256,523	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)	9,256,523

		10,576,187

	Total Short-Term Investments (cost $38,480,769)	$38,480,769

Total Investments (cost $771,290,080)	100.8%	$993,143,046
Other Assets and Liabilities	(0.8)%	(7,826,891)

Total Net Assets	100.0%	$985,316,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $7,862,004, which represented 0.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $6,776,296 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2011	Allstar Co.	3,136,600	$—	$3,842,335
08/2015	Honest Co., Inc. Series E Convertible Preferred	94,978	2,172,859	1,606,154
01/2021	Marklogic Corp.	263,189	—	3,422
11/2013	Tory Burch LLC	26,907	2,108,912	1,324,385

			$4,281,771	$6,776,296

(4)	Affiliated company – The Fund owns greater than 5% of the outstanding voting securities of this issuer.

(5)	Investment valued using significant unobservable inputs.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

48

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

PIPE Purchase Commitments Outstanding as of April 30, 2021

Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation (Depreciation)
02/2021	Aone(2)	726,000	$7,260,000	$6,579,738	$(680,262)
02/2021	Decarbonization Plus Acquisition Corp(2)	249,000	2,490,000	2,330,640	(159,360)
02/2021	FTAC Olympus Acquisition Corp. (2)	97,900	979,000	886,387	(92,613)
12/2020	TPG Pace Beneficial Finance Corp. (2)	481,900	4,819,000	7,281,990	2,462,990
01/2021	TS Innovation Acquisitions Corp. (2)	561,220	5,612,200	5,167,153	(445,047)

			$21,160,200	$22,245,908	$1,085,708

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). The Hartford Small Company Fund had contingent commitments outstanding of $21,160,200 to purchase restricted PIPE shares as of April 30, 2021.

The aggregate unrealized appreciation/depreciation of PIPE commitments represents 0.1% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$9,225,438	$9,225,438	$—	$—
Banks	20,301,249	20,301,249	—	—
Capital Goods	126,588,997	126,588,997	—	—
Commercial & Professional Services	11,717,794	11,717,794	—	—
Consumer Durables & Apparel	59,883,213	59,883,213	—	—
Consumer Services	71,579,538	71,579,538	—	—
Diversified Financials	10,311,728	10,311,728	—	—
Food, Beverage & Tobacco	11,977,560	11,977,560	—	—
Health Care Equipment & Services	117,180,340	117,180,340	—	—
Media & Entertainment	15,077,001	15,077,001	—	—
Pharmaceuticals, Biotechnology & Life Sciences	162,858,192	162,858,192	—	—
Real Estate	36,852,077	36,852,077	—	—
Retailing	69,109,896	63,943,176	3,842,335	1,324,385
Semiconductors & Semiconductor Equipment	35,870,224	35,870,224	—	—
Software & Services	138,213,887	138,213,887	—	—
Technology Hardware & Equipment	45,172,145	45,172,145	—	—
Telecommunication Services	5,260,370	5,260,370	—	—
Transportation	5,873,052	5,873,052	—	—
Convertible Preferred Stocks	1,606,154	—	—	1,606,154
Escrows	3,422	—	—	3,422
Short-Term Investments	38,480,769	10,576,187	27,904,582	—
PIPE Purchase Commitment	2,462,990	—	2,462,990	—

Total	$995,606,036	$958,462,168	$34,209,907	$2,933,961

Liabilities
PIPE Purchase Commitment	$(1,377,282)	$—	$(1,377,282)	$—

Total	$(1,377,282)	$—	$(1,377,282)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

50

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Assets:
Investments in securities, at market value(1)	$7,575,166,950	$11,442,221,031	$12,266,803,203	$4,557,616,937
Repurchase agreements	139,157,525	153,278,482	380,416,036	88,925,298
Cash	62,056,963	68,349,067	169,190,817	39,653,264
Cash collateral held for securities on loan	1,527,813	1,722,999	6,366,431	2,183,152
Foreign currency	1,255	—	—	636,298
Receivables:
Investment securities sold	41,277,628	2,429,705	—	5,309,726
Fund shares sold	1,196,954	25,038,852	27,663,813	5,106,358
Dividends and interest	2,979,001	7,425,929	9,982,688	4,210,748
Securities lending income	6,141	5,304	19,556	8,857
Variation margin on futures contracts	7,619,737	25,080	—	—
Tax reclaims	601,267	—	2,196,764	2,392,598
Other assets	106,710	295,678	230,742	109,043

Total assets	7,831,697,944	11,700,792,127	12,862,870,050	4,706,152,279

Liabilities:
Obligation to return securities lending collateral	30,551,900	34,455,055	127,310,445	43,656,808
Payables:
Investment securities purchased	40,798,320	17,567,117	21,153,128	—
Fund shares redeemed	5,474,194	17,304,914	7,905,757	3,260,098
Investment management fees	4,178,823	3,092,696	6,114,077	2,310,856
Transfer agent fees	1,058,723	786,300	944,381	440,763
Accounting services fees	86,776	128,530	140,085	51,700
Board of Directors’ fees	30,022	30,216	36,372	16,956
Distribution fees	219,900	138,436	179,135	89,046
Accrued expenses	224,791	94,879	234,849	124,972

Total liabilities	82,623,449	73,598,143	164,018,229	49,951,199

Net assets	$7,749,074,495	$11,627,193,984	$12,698,851,821	$4,656,201,080

Summary of Net Assets:
Capital stock and paid-in-capital	$5,000,207,086	$7,427,444,087	$7,464,079,216	$2,968,863,653
Distributable earnings	2,748,867,409	4,199,749,897	5,234,772,605	1,687,337,427

Net assets	$7,749,074,495	$11,627,193,984	$12,698,851,821	$4,656,201,080

Shares authorized	1,540,000,000	825,000,000	1,175,000,000	675,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$47.10	$45.22	$31.73	$22.47

Maximum offering price per share	$49.84	$47.85	$33.58	$23.78

Shares outstanding	121,619,508	33,854,169	139,522,676	78,816,957

Net Assets	$5,728,880,757	$1,530,730,361	$4,427,094,696	$1,771,214,066

Class C: Net asset value per share	$33.03	$40.99	$30.46	$22.35

Shares outstanding	4,889,674	13,349,155	5,038,180	8,158,021

Net Assets	$161,501,154	$547,218,191	$153,450,475	$182,315,165

Class I: Net asset value per share	$47.40	$45.32	$31.55	$22.32

Shares outstanding	15,220,542	94,908,447	80,415,503	57,009,082

Net Assets	$721,384,660	$4,301,610,216	$2,537,270,187	$1,272,554,203

Class R3: Net asset value per share	$53.29	$45.89	$32.25	$22.51

Shares outstanding	904,028	1,286,659	2,139,788	1,676,762

Net Assets	$48,180,026	$59,047,642	$69,009,279	$37,748,095

Class R4: Net asset value per share	$55.55	$46.69	$32.52	$22.55

Shares outstanding	665,662	4,842,791	2,950,229	2,090,627

Net Assets	$36,975,633	$226,095,564	$95,930,769	$47,147,420

Class R5: Net asset value per share	$56.80	$45.69	$32.66	$22.68

Shares outstanding	691,675	4,736,801	7,496,802	3,817,138

Net Assets	$39,290,377	$216,435,510	$244,865,932	$86,566,544

The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Class R6: Net asset value per share	$57.21	$45.90	$32.66	$22.74

Shares outstanding	286,303	21,431,303	11,815,719	3,372,391

Net Assets	$16,378,948	$983,638,361	$385,959,206	$76,693,212

Class Y: Net asset value per share	$57.18	$45.88	$32.67	$22.75

Shares outstanding	2,053,215	18,893,134	31,224,064	4,906,615

Net Assets	$117,404,523	$866,828,814	$1,020,104,901	$111,606,881

Class F: Net asset value per share	$47.38	$45.35	$31.53	$22.32

Shares outstanding	18,552,271	63,845,598	119,431,947	47,954,475

Net Assets	$879,078,417	$2,895,589,325	$3,765,166,376	$1,070,355,494

Cost of investments	$5,682,063,506	$7,560,436,980	$7,884,462,541	$3,180,019,690
Cost of foreign currency	$1,242	$—	$—	$637,024

(1) Includes Investment in securities on loan, at market value	$29,314,155	$32,836,316	$128,813,149	$44,137,098

The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Assets:
Investments in securities, at market value(1)	$7,800,396,688	$1,730,179,252	$15,536,506,160	$832,407,216
Repurchase agreements	1,924,574	17,813,440	8,394,537	10,859,604
Investments in affiliated investments, at market value	—	—	368,306,110	—
PIPE purchase commitments	12,902,909	—	—	—
Cash	891,922	7,976,314	3,745,494	4,841,898
Cash collateral held for securities on loan	1,673,512	2,974,571	9,186,283	—
Foreign currency	21	18	—	—
Receivables:
Investment securities sold	51,591,855	935,203	39,719,100	5,298,320
Fund shares sold	9,357,074	788,710	18,638,558	1,954,586
Dividends and interest	542,235	1,504,891	1,924,949	208,934
Securities lending income	14,450	27,108	44,038	—
Tax reclaims	408,642	258,154	—	—
Other assets	185,272	105,037	204,590	97,140

Total assets	7,879,889,154	1,762,562,698	15,986,669,819	855,667,698

Liabilities:
Obligation to return securities lending collateral	33,465,462	59,482,923	183,699,437	—
Payables:
Investment securities purchased	32,807,353	10,340,890	35,858,464	5,499,432
Fund shares redeemed	5,011,578	1,216,719	24,433,489	1,237,980
Investment management fees	4,479,191	1,155,239	9,098,612	485,534
Transfer agent fees	811,995	268,116	1,681,946	92,622
Accounting services fees	87,692	18,796	177,773	9,402
Board of Directors’ fees	24,252	6,826	60,496	2,468
Distribution fees	177,154	52,336	197,133	14,269
Accrued expenses	105,233	52,440	589,485	79,881

Total liabilities	76,969,910	72,594,285	255,796,835	7,421,588

Net assets	$7,802,919,244	$1,689,968,413	$15,730,872,984	$848,246,110

Summary of Net Assets:
Capital stock and paid-in-capital	$4,703,951,075	$1,155,013,585	$9,560,216,274	$608,578,455
Distributable earnings	3,098,968,169	534,954,828	6,170,656,710	239,667,655

Net assets	$7,802,919,244	$1,689,968,413	$15,730,872,984	$848,246,110

Shares authorized	19,850,000,000	485,000,000	1,105,000,000	475,000,000

Par value	$0.0001	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$58.98	$42.60	$37.00	$17.66

Maximum offering price per share	$62.41	$45.08	$39.15	$18.69

Shares outstanding	60,632,657	20,173,746	95,733,681	19,926,425

Net Assets	$3,576,182,375	$859,473,841	$3,542,401,407	$351,874,509

Class C: Net asset value per share	$23.97	$31.59	$22.98	$13.95

Shares outstanding	14,120,907	4,555,296	18,746,577	746,279

Net Assets	$338,449,309	$143,894,223	$430,729,468	$10,413,652

Class I: Net asset value per share	$63.83	$45.75	$38.73	$17.85

Shares outstanding	32,348,837	9,723,731	125,387,751	1,341,053

Net Assets	$2,064,901,303	$444,907,786	$4,855,787,928	$23,938,937

Class R3: Net asset value per share	$58.57	$43.70	$42.01	$18.71

Shares outstanding	955,551	782,150	2,616,667	391,010

Net Assets	$55,963,676	$34,176,275	$109,930,297	$7,314,648

Class R4: Net asset value per share	$64.08	$46.97	$44.52	$19.13

Shares outstanding	1,242,838	560,887	4,949,790	582,989

Net Assets	$79,644,013	$26,342,318	$220,348,987	$11,151,126

Class R5: Net asset value per share	$69.02	$50.11	$46.48	$19.42

Shares outstanding	355,349	260,570	9,140,794	107,134

Net Assets	$24,524,762	$13,056,896	$424,828,709	$2,080,637

The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Class R6: Net asset value per share	$70.69	$51.02	$47.20	$—

Shares outstanding	900,685	113,414	42,067,548	—

Net Assets	$63,665,852	$5,786,387	$1,985,509,331	$—

Class Y: Net asset value per share	$70.60	$50.96	$47.10	$19.46

Shares outstanding	7,960,639	2,377,428	24,999,698	977,336

Net Assets	$562,017,022	$121,143,476	$1,177,395,413	$19,019,368

Class F: Net asset value per share	$64.18	$45.97	$38.93	$17.85

Shares outstanding	16,166,466	895,919	76,644,343	23,672,431

Net Assets	$1,037,570,932	$41,187,211	$2,983,941,444	$422,453,233

Cost of investments	$5,868,840,135	$1,247,392,088	$10,432,625,623	$607,365,986
Cost of investments in affiliated investments	$—	$—	$338,130,743	$—
Cost of foreign currency	$20	$18	$—	$—

(1) Includes Investment in securities on loan, at market value	$31,554,884	$59,222,156	$181,467,213	$—

The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$215,534,391	$942,905,399	$140,205,739	$961,396,129
Repurchase agreements	3,245,427	2,996,724	907,121	27,904,582
Investments in affiliated investments, at market value	—	—	—	3,842,335
PIPE purchase commitments	—	—	—	1,085,708
Cash	1,467,678	1,357,765	405,690	12,451,354
Cash collateral held for securities on loan	—	268,306	97,211	556,725
Foreign currency	7	—	—	—
Receivables:
From affiliates	1,589	—	1,273	—
Investment securities sold	1,090,425	6,022,375	—	16,134,712
Fund shares sold	360,330	922,027	772,886	2,050,527
Dividends and interest	202,848	6,669	32,339	58,120
Securities lending income	—	25,069	16	14,031
Tax reclaims	56,850	—	—	—
Other assets	75,267	79,444	65,076	124,830

Total assets	222,034,812	954,583,778	142,487,351	1,025,619,053

Liabilities:
Obligation to return securities lending collateral	—	5,365,348	1,943,937	11,132,913
Payables:
Investment securities purchased	436,459	8,279,570	—	27,530,368
Fund shares redeemed	67,259	339,165	166,228	799,915
Investment management fees	80,475	545,370	77,611	628,057
Transfer agent fees	52,636	144,074	13,747	114,639
Accounting services fees	2,459	10,493	1,524	10,950
Board of Directors’ fees	792	4,275	246	2,472
Distribution fees	6,794	12,210	2,221	20,833
Accrued expenses	21,821	66,910	12,564	62,751

Total liabilities	668,695	14,767,415	2,218,078	40,302,898

Net assets	$221,366,117	$939,816,363	$140,269,273	$985,316,155

Summary of Net Assets:
Capital stock and paid-in-capital	$161,410,527	$497,906,713	$101,152,974	$586,807,076
Distributable earnings	59,955,590	441,909,650	39,116,299	398,509,079

Net assets	$221,366,117	$939,816,363	$140,269,273	$985,316,155

Shares authorized	22,100,000,000	22,100,000,000	860,000,000	525,000,000

Par value	$0.0001	$0.0001	$0.0010	$0.0010

Class A: Net asset value per share	$24.61	$64.57	$13.64	$30.72

Maximum offering price per share	$26.04	$68.33	$14.43	$32.51

Shares outstanding	7,404,537	4,027,104	4,288,290	16,832,938

Net Assets	$182,218,265	$260,026,019	$58,479,590	$517,190,423

Class C: Net asset value per share	$20.89	$41.28	$11.76	$18.01

Shares outstanding	166,482	319,023	244,369	570,810

Net Assets	$3,478,338	$13,168,940	$2,872,844	$10,279,690

Class I: Net asset value per share	$24.25	$68.58	$13.66	$33.18

Shares outstanding	641,182	1,735,328	1,062,096	1,746,451

Net Assets	$15,547,102	$119,008,239	$14,504,427	$57,938,836

Class R3: Net asset value per share	$25.05	$63.30	$14.20	$34.01

Shares outstanding	44,755	165,723	55,274	533,748

Net Assets	$1,121,031	$10,489,964	$785,043	$18,153,808

Class R4: Net asset value per share	$25.30	$67.66	$14.41	$36.98

Shares outstanding	210,078	376,139	3,610	431,653

Net Assets	$5,315,093	$25,451,101	$52,032	$15,963,515

Class R5: Net asset value per share	$25.53	$72.45	$14.36	$39.85

Shares outstanding	11,721	1,296,935	1,230	165,168

Net Assets	$299,209	$93,968,818	$17,666	$6,581,287

The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class R6: Net asset value per share	$25.58	$73.81	$14.36	$40.91

Shares outstanding	25,891	1,310,156	21,512	111,210

Net Assets	$662,384	$96,701,020	$308,829	$4,549,058

Class Y: Net asset value per share	$25.55	$73.79	$14.33	$40.84

Shares outstanding	19,217	4,017,186	96,959	1,203,017

Net Assets	$491,040	$296,435,081	$1,389,827	$49,125,256

Class F: Net asset value per share	$24.14	$68.95	$13.64	$33.43

Shares outstanding	506,810	356,298	4,534,314	9,140,751

Net Assets	$12,233,655	$24,567,181	$61,859,015	$305,534,282

Cost of investments	$163,117,061	$602,068,919	$102,792,476	$771,290,080
Cost of foreign currency	$7	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$5,158,100	$1,801,074	$10,489,682

The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund
Investment Income:
Dividends	$43,364,425	$64,691,947	$122,994,798	$60,430,962
Interest	41,017	56,953	76,625	22,523
Securities lending	72,628	9,883	27,551	15,720
Less: Foreign tax withheld	(61,549)	—	(1,405,104)	(795,445)

Total investment income, net	43,416,521	64,758,783	121,693,870	59,673,760

Expenses:
Investment management fees	24,091,821	17,117,495	33,276,589	13,146,498
Transfer agent fees
Class A	2,768,027	583,532	1,851,308	671,570
Class C	134,134	216,876	102,989	106,418
Class I	262,639	1,389,110	807,687	474,304
Class R3	50,500	51,891	64,185	35,431
Class R4	28,680	134,174	69,049	34,149
Class R5	20,283	102,679	96,983	34,509
Class R6	—	9,846	4,546	1,250
Class Y	61,183	356,108	404,846	44,654
Class F	2,730	6,720	10,970	4,522
Distribution fees
Class A	6,663,636	1,687,251	4,932,924	1,967,789
Class C	952,365	2,544,375	788,887	1,020,586
Class R3	117,852	134,549	157,636	88,736
Class R4	44,438	243,510	110,788	55,508
Custodian fees	9,931	13,227	12,633	7,167
Registration and filing fees	79,915	251,582	210,837	104,070
Accounting services fees	514,526	730,286	782,190	301,978
Board of Directors’ fees	92,086	126,935	134,308	53,271
Audit and tax fees	24,541	9,840	9,983	9,862
Other expenses	344,563	323,485	433,040	211,382

Total expenses (before waivers, reimbursements and fees paid indirectly)	36,263,850	26,033,471	44,262,378	18,373,654

Transfer agent fee waivers	(17,901)	(36,496)	(220,339)	(10,138)
Distribution fee reimbursements	(109,821)	(52,486)	(48,500)	(7,359)
Commission recapture	(36,327)	(5,321)	(16,287)	(2,946)

Total waivers, reimbursements and fees paid indirectly	(164,049)	(94,303)	(285,126)	(20,443)

Total expenses, net	36,099,801	25,939,168	43,977,252	18,353,211

Net Investment Income (Loss)	7,316,720	38,819,615	77,716,618	41,320,549

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	747,716,250	171,719,528	475,643,231	206,198,829
Futures contracts	20,266,367	25,403,411	—	—
Other foreign currency transactions	(25,620)	—	(2,510)	(8,426)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	767,956,997	197,122,939	475,640,721	206,190,403

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	1,025,802,643	2,084,488,099	2,649,116,097	872,914,328
Futures contracts	3,575,980	2,060,056	—	—
Translation of other assets and liabilities in foreign currencies	16,785	—	—	13,887

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,029,395,408	2,086,548,155	2,649,116,097	872,928,215

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,797,352,405	2,283,671,094	3,124,756,818	1,079,118,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,804,669,125	$2,322,490,709	$3,202,473,436	$1,120,439,167

The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund
Investment Income:
Dividends	$12,125,456	$7,868,673	$52,587,641	$5,185,423
Interest	30,679	8,845	5,012	771
Securities lending	209,035	103,133	233,109	—
Less: Foreign tax withheld	—	(134,281)	(18,046)	(28,908)

Total investment income, net	12,365,170	7,846,370	52,807,716	5,157,286

Expenses:
Investment management fees	25,817,421	6,893,639	53,637,351	2,675,885
Transfer agent fees
Class A	1,434,354	471,132	1,553,991	250,071
Class C	170,862	98,181	242,004	10,857
Class I	803,240	194,008	2,536,724	8,829
Class R3	56,675	35,404	113,201	6,610
Class R4	61,516	20,766	185,381	8,166
Class R5	13,575	6,679	204,070	965
Class R6	950	89	32,444	—
Class Y	221,361	60,522	675,407	7,635
Class F	3,317	713	14,349	3,108
Distribution fees
Class A	4,192,579	1,030,157	4,135,447	383,356
Class C	1,757,046	753,083	2,199,735	54,281
Class R3	134,870	83,654	268,531	16,476
Class R4	98,236	33,191	284,248	12,416
Custodian fees	14,122	11,185	28,520	1,733
Registration and filing fees	126,200	75,951	161,727	61,591
Accounting services fees	520,173	115,433	1,078,775	52,840
Board of Directors’ fees	92,349	21,036	192,230	8,933
Audit and tax fees	20,483	11,227	10,032	9,710
Other expenses	259,973	88,284	876,052	96,874

Total expenses (before waivers, reimbursements and fees paid indirectly)	35,799,302	10,004,334	68,430,219	3,670,336

Transfer agent fee waivers	(48,828)	(20,235)	(427,084)	(602)
Distribution fee reimbursements	(115,890)	(14,135)	(61,698)	(3,604)
Commission recapture	(71,494)	(805)	(29,410)	(10,212)

Total waivers, reimbursements and fees paid indirectly	(236,212)	(35,175)	(518,192)	(14,418)

Total expenses, net	35,563,090	9,969,159	67,912,027	3,655,918

Net Investment Income (Loss)	(23,197,920)	(2,122,789)	(15,104,311)	1,501,368

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,183,639,670	40,950,904	1,224,813,058	45,613,008
Investments in affiliated investments	—	—	(58,939,900)	—
Other foreign currency transactions	(10,450)	21,128	—	5,219

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,183,629,220	40,972,032	1,165,873,158	45,618,227

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	363,138,926	215,997,450	3,133,583,593	220,140,426
Investments in affiliated investments	—	—	191,799,329	—
Translation of other assets and liabilities in foreign currencies	1,428	4,527	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	363,140,354	216,001,977	3,325,382,922	220,140,426

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,546,769,574	256,974,009	4,491,256,080	265,758,653

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,523,571,654	$254,851,220	$4,476,151,769	$267,260,021

The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$2,553,770	$2,602,769	$1,008,628	$872,203
Interest	858	1,073	172	4,375
Securities lending	—	64,577	1,563	108,517
Less: Foreign tax withheld	(35,398)	—	(4,987)	—

Total investment income, net	2,519,230	2,668,419	1,005,376	985,095

Expenses:
Investment management fees	447,695	3,350,740	380,175	3,646,678
Transfer agent fees
Class A	145,996	222,508	48,035	302,671
Class C	4,970	11,357	2,861	12,212
Class I	6,172	39,542	2,364	20,400
Class R3	1,056	9,821	551	17,284
Class R4	3,607	23,977	30	12,809
Class R5	145	40,949	7	2,864
Class R6	11	1,171	6	39
Class Y	251	148,153	168	11,663
Class F	104	270	106	2,318
Distribution fees
Class A	205,063	308,216	57,008	608,353
Class C	20,178	73,341	13,538	55,647
Class R3	2,529	24,707	1,548	43,215
Class R4	5,733	35,967	54	19,682
Custodian fees	659	3,251	1,269	6,253
Registration and filing fees	57,510	61,452	57,385	69,691
Accounting services fees	14,078	66,524	7,672	65,321
Board of Directors’ fees	2,447	12,016	1,207	11,184
Audit and tax fees	13,956	9,652	9,820	17,874
Other expenses	19,849	77,480	11,740	82,743

Total expenses (before waivers, reimbursements and fees paid indirectly)	952,009	4,521,094	595,544	5,008,901

Expense waivers	(58,273)	—	(27,292)	—
Transfer agent fee waivers	—	(80,197)	—	—
Distribution fee reimbursements	(4,761)	(9,665)	(2,306)	(11,272)
Commission recapture	(183)	(8,130)	(1,043)	(9,151)

Total waivers, reimbursements and fees paid indirectly	(63,217)	(97,992)	(30,641)	(20,423)

Total expenses, net	888,792	4,423,102	564,903	4,988,478

Net Investment Income (Loss)	1,630,438	(1,754,683)	440,473	(4,003,383)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	5,574,920	103,837,729	9,918,961	181,457,788
Investments in affiliated investments	—	—	—	729,066
Other foreign currency transactions	168	—	669	184

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	5,575,088	103,837,729	9,919,630	182,187,038

Net Changes in Unrealized Appreciation (Depreciation) of Investments of:
Investments	51,087,061	170,818,987	41,177,015	52,552,806
Investments in affiliated investments	—	—	—	2,572,070

Net Changes in Unrealized Appreciation (Depreciation) of Investments	51,087,061	170,818,987	41,177,015	55,124,876

Net Gain (Loss) on Investments and Foreign Currency Transactions	56,662,149	274,656,716	51,096,645	237,311,914

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,292,587	$272,902,033	$51,537,118	$233,308,531

The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$7,316,720	$35,121,555	$38,819,615	$68,377,330
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	767,956,997	321,998,365	197,122,939	(54,681,104)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,029,395,408	174,640,236	2,086,548,155	762,997,999

Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,669,125	531,760,156	2,322,490,709	776,694,225

Distributions to Shareholders:
Class A	(256,626,339)	(233,332,626)	(7,166,565)	(22,933,276)
Class C	(12,630,217)	(16,172,531)	—	(8,130,633)
Class I	(33,651,291)	(33,414,797)	(26,510,047)	(50,034,683)
Class R3	(1,911,571)	(1,922,241)	(145,253)	(766,121)
Class R4	(1,459,214)	(1,528,792)	(972,045)	(3,662,366)
Class R5	(1,629,937)	(1,654,005)	(1,462,901)	(6,433,518)
Class R6	(638,212)	(3,567,961)	(6,940,312)	(7,619,916)
Class Y	(4,992,537)	(8,300,069)	(5,937,551)	(10,460,626)
Class F	(42,410,230)	(40,192,877)	(21,751,271)	(48,473,881)

Total distributions	(355,949,548)	(340,085,899)	(70,885,945)	(158,515,020)

Capital Share Transactions:
Sold	211,891,922	393,860,254	2,194,064,961	4,431,360,869
Issued on reinvestment of distributions	343,958,325	327,641,306	67,490,064	151,792,918
Redeemed	(612,452,446)	(1,497,856,000)	(1,478,718,236)	(2,300,491,319)

Net increase (decrease) from capital share transactions	(56,602,199)	(776,354,440)	782,836,789	2,282,662,468

Net Increase (Decrease) in Net Assets	1,392,117,378	(584,680,183)	3,034,441,553	2,900,841,673

Net Assets:
Beginning of period	6,356,957,117	6,941,637,300	8,592,752,431	5,691,910,758

End of period	$7,749,074,495	$6,356,957,117	$11,627,193,984	$8,592,752,431

The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$77,716,618	$159,576,823	$41,320,549	$76,499,402
Net realized gain (loss) on investments and foreign currency transactions	475,640,721	194,550,105	206,190,403	41,190,676
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	2,649,116,097	(496,987,234)	872,928,215	(294,473,186)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,202,473,436	(142,860,306)	1,120,439,167	(176,783,108)

Distributions to Shareholders:
Class A	(106,237,759)	(160,312,321)	(31,259,303)	(123,227,802)
Class C	(3,922,621)	(7,036,533)	(3,436,275)	(20,643,364)
Class I	(56,949,601)	(56,365,416)	(24,324,857)	(79,079,559)
Class R3	(1,563,841)	(2,526,370)	(648,562)	(3,167,178)
Class R4	(2,325,102)	(4,441,817)	(887,747)	(4,104,853)
Class R5	(5,600,821)	(8,627,986)	(1,564,794)	(6,408,419)
Class R6	(7,103,852)	(6,208,413)	(1,435,778)	(4,420,613)
Class Y	(25,912,479)	(32,073,450)	(2,103,663)	(8,372,101)
Class F	(93,600,914)	(133,641,614)	(22,072,795)	(77,653,805)

Total distributions	(303,216,990)	(411,233,920)	(87,733,774)	(327,077,694)

Capital Share Transactions:
Sold	1,672,982,570	2,466,834,298	438,353,718	870,782,771
Issued on reinvestment of distributions	291,771,317	395,743,447	84,588,198	313,924,345
Redeemed	(1,354,048,768)	(2,162,912,714)	(591,491,416)	(1,064,410,832)

Net increase (decrease) from capital share transactions	610,705,119	699,665,031	(68,549,500)	120,296,284

Net Increase (Decrease) in Net Assets	3,509,961,565	145,570,805	964,155,893	(383,564,518)

Net Assets:
Beginning of period	9,188,890,256	9,043,319,451	3,692,045,187	4,075,609,705

End of period	$12,698,851,821	$9,188,890,256	$4,656,201,080	$3,692,045,187

The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(23,197,920)	$(29,916,479)	$(2,122,789)	$(4,395,168)
Net realized gain (loss) on investments and foreign currency transactions	1,183,629,220	1,058,626,660	40,972,032	203,398,936
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	363,140,354	1,003,071,867	216,001,977	73,940,755

Net Increase (Decrease) in Net Assets Resulting from Operations	1,523,571,654	2,031,782,048	254,851,220	272,944,523

Distributions to Shareholders:
Class A	(423,668,933)	(132,324,071)	(93,880,300)	(43,738,879)
Class C	(94,848,402)	(33,402,683)	(22,672,233)	(11,289,417)
Class I	(234,064,363)	(86,336,894)	(44,908,247)	(18,502,650)
Class R3	(7,102,825)	(2,788,128)	(3,747,673)	(2,132,500)
Class R4	(9,398,655)	(3,725,988)	(2,881,694)	(1,601,341)
Class R5	(2,988,256)	(1,419,176)	(1,201,964)	(362,224)
Class R6	(5,296,402)	(1,357,539)	(438,736)	(138,636)
Class Y	(53,966,607)	(8,936,697)	(10,597,239)	(4,160,454)
Class F	(109,670,067)	(31,543,831)	(4,009,747)	(1,805,276)

Total distributions	(941,004,510)	(301,835,007)	(184,337,833)	(83,731,377)

Capital Share Transactions:
Sold	852,782,480	1,236,652,514	164,911,237	225,456,081
Issued on reinvestment of distributions	867,860,228	276,247,055	175,117,607	79,518,799
Redeemed	(895,397,836)	(1,570,077,091)	(186,242,406)	(300,020,713)

Net increase (decrease) from capital share transactions	825,244,872	(57,177,522)	153,786,438	4,954,167

Net Increase (Decrease) in Net Assets	1,407,812,016	1,672,769,519	224,299,825	194,167,313

Net Assets:
Beginning of period	6,395,107,228	4,722,337,709	1,465,668,588	1,271,501,275

End of period	$7,802,919,244	$6,395,107,228	$1,689,968,413	$1,465,668,588

The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(15,104,311)	$(10,215,371)	$1,501,368	$4,875,802
Net realized gain (loss) on investments and foreign currency transactions	1,165,873,158	1,702,763,140	45,618,227	(39,228,979)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	3,325,382,922	(766,119,265)	220,140,426	(52,936,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,476,151,769	926,428,504	267,260,021	(87,290,130)

Distributions to Shareholders:
Class A	(347,506,292)	(150,147,304)	(837,738)	(9,305,290)
Class C	(72,065,078)	(38,059,233)	—	(469,443)
Class I	(475,898,575)	(215,894,776)	(113,371)	(986,601)
Class R3	(10,341,121)	(4,574,098)	—	(194,286)
Class R4	(21,473,620)	(11,938,522)	(19,876)	(330,164)
Class R5	(36,606,303)	(21,826,289)	(9,446)	(46,111)
Class R6	(171,635,482)	(75,768,819)	—	—
Class Y	(114,448,304)	(67,701,427)	(91,721)	(388,031)
Class F	(294,576,639)	(117,154,616)	(2,424,870)	(10,736,193)

Total distributions	(1,544,551,414)	(703,065,084)	(3,497,022)	(22,456,119)

Capital Share Transactions:
Sold	1,166,599,336	3,049,644,964	72,952,194	143,137,588
Issued on reinvestment of distributions	1,483,162,360	674,235,988	3,487,144	22,332,350
Redeemed	(2,818,649,379)	(4,890,549,843)	(91,734,009)	(161,706,044)

Net increase (decrease) from capital share transactions	(168,887,683)	(1,166,668,891)	(15,294,671)	3,763,894

Net Increase (Decrease) in Net Assets	2,762,712,672	(943,305,471)	248,468,328	(105,982,355)

Net Assets:
Beginning of period	12,968,160,312	13,911,465,783	599,777,782	705,760,137

End of period	$15,730,872,984	$12,968,160,312	$848,246,110	$599,777,782

The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,630,438	$4,115,456	$(1,754,683)	$(2,708,736)
Net realized gain (loss) on investments and foreign currency transactions	5,575,088	(2,408,260)	103,837,729	76,991,681
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	51,087,061	(16,678,797)	170,818,987	50,280,658

Net Increase (Decrease) in Net Assets Resulting from Operations	58,292,587	(14,971,601)	272,902,033	124,563,603

Distributions to Shareholders:
Class A	(3,241,327)	(8,585,823)	(16,552,797)	(3,152,385)
Class C	(63,247)	(334,835)	(1,531,480)	(371,513)
Class I	(300,872)	(704,282)	(7,507,522)	(2,950,208)
Class R3	(17,729)	(57,990)	(683,476)	(162,662)
Class R4	(91,734)	(303,759)	(2,012,020)	(630,158)
Class R5	(5,775)	(12,405)	(5,481,575)	(1,205,841)
Class R6	(13,682)	(1,828)	(6,037,685)	(971,533)
Class Y	(10,318)	(33,830)	(17,719,809)	(5,261,028)
Class F	(258,522)	(650,547)	(3,391,954)	(693,277)

Total distributions	(4,003,206)	(10,685,299)	(60,918,318)	(15,398,605)

Capital Share Transactions:
Sold	10,356,976	14,502,495	84,367,699	261,523,570
Issued on reinvestment of distributions	3,936,286	10,505,584	58,369,869	14,907,961
Redeemed	(16,773,762)	(38,374,320)	(214,925,871)	(601,709,062)

Net (decrease) from capital share transactions	(2,480,500)	(13,366,241)	(72,188,303)	(325,277,531)

Net Increase (Decrease) in Net Assets	51,808,881	(39,023,141)	139,795,412	(216,112,533)

Net Assets:
Beginning of period	169,557,236	208,580,377	800,020,951	1,016,133,484

End of period	$221,366,117	$169,557,236	$939,816,363	$800,020,951

The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$440,473	$1,079,397	$(4,003,383)	$(3,224,456)
Net realized gain (loss) on investments and foreign currency transactions	9,919,630	(8,845,626)	182,187,038	80,687,603
Net changes in unrealized appreciation (depreciation) of investments	41,177,015	(8,048,202)	55,124,876	109,288,045

Net Increase (Decrease) in Net Assets Resulting from Operations	51,537,118	(15,814,431)	233,308,531	186,751,192

Distributions to Shareholders:
Class A	(363,877)	(2,971,162)	(42,313,503)	(19,581,596)
Class C	(3,953)	(232,432)	(1,604,568)	(922,638)
Class I	(54,057)	(419,421)	(3,566,682)	(1,641,458)
Class R3	(3,498)	(37,274)	(1,394,855)	(795,519)
Class R4	(362)	(4,174)	(1,251,521)	(754,352)
Class R5	(148)	(730)	(377,953)	(157,911)
Class R6	(3,866)	(7,037)	(128,962)	(5,772)
Class Y	(3,913)	(28,438)	(1,778,231)	(1,571,493)
Class F	(666,330)	(3,318,166)	(24,289,826)	(11,316,929)

Total distributions	(1,100,004)	(7,018,834)	(76,706,101)	(36,747,668)

Capital Share Transactions:
Sold	24,486,958	14,194,625	211,154,783	102,088,209
Issued on reinvestment of distributions	1,094,884	6,977,511	76,134,000	36,543,865
Redeemed	(15,113,957)	(23,873,812)	(188,791,471)	(164,590,834)

Net increase (decrease) from capital share transactions	10,467,885	(2,701,676)	98,497,312	(25,958,760)

Net Increase (Decrease) in Net Assets	60,904,999	(25,534,941)	255,099,742	124,044,764

Net Assets:
Beginning of period	79,364,274	104,899,215	730,216,413	606,171,649

End of period	$140,269,273	$79,364,274	$985,316,155	$730,216,413

The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$38.39	$0.03	$10.82	$10.85	$(0.15)	$(1.99)	$(2.14)	$47.10	28.93	%(4)	$5,728,881	1.05	%(5)	1.04	%(5)	0.15	%(5)	38%
C	27.45	(0.10)	7.67	7.57	—	(1.99)	(1.99)	33.03	28.43	(4)	161,501	1.83	(5)	1.83	(5)	(0.63	)(5)	38
I	38.66	0.09	10.90	10.99	(0.26)	(1.99)	(2.25)	47.40	29.11	(4)	721,385	0.77	(5)	0.77	(5)	0.42	(5)	38
R3	43.14	(0.05)	12.19	12.14	—	(1.99)	(1.99)	53.29	28.69	(4)	48,180	1.41	(5)	1.40	(5)	(0.20	)(5)	38
R4	44.91	0.03	12.70	12.73	(0.10)	(1.99)	(2.09)	55.55	28.89	(4)	36,976	1.10	(5)	1.10	(5)	0.10	(5)	38
R5	45.94	0.10	12.99	13.09	(0.24)	(1.99)	(2.23)	56.80	29.06	(4)	39,290	0.80	(5)	0.80	(5)	0.40	(5)	38
R6	46.27	0.13	13.08	13.21	(0.28)	(1.99)	(2.27)	57.21	29.15	(4)	16,379	0.69	(5)	0.69	(5)	0.50	(5)	38
Y	46.24	0.11	13.08	13.19	(0.26)	(1.99)	(2.25)	57.18	29.10	(4)	117,405	0.80	(5)	0.77	(5)	0.44	(5)	38
F	38.66	0.11	10.89	11.00	(0.29)	(1.99)	(2.28)	47.38	29.16	(4)	879,078	0.69	(5)	0.69	(5)	0.50	(5)	38

For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%		$4,645,677	1.07%		1.07%		0.48%		84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78		177,309	1.85		1.85		(0.27)		84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88		584,048	0.79		0.79		0.77		84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25		42,449	1.42		1.42		0.14		84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59		32,732	1.10		1.10		0.46		84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88		34,188	0.81		0.81		0.75		84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03		12,531	0.70		0.70		1.00		84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97		103,152	0.80		0.75		0.83		84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00		724,872	0.70		0.70		0.85		84

For the Year Ended October 31, 2019
A	$37.88	$0.15	$4.81	$4.96	$(0.11)	$(5.61)	$(5.72)	$37.12	16.32%		$4,831,749	1.07%		1.07%		0.42%		68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45		278,394	1.83		1.83		(0.33)		68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66		658,302	0.79		0.79		0.70		68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91		50,957	1.42		1.42		0.07		68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27		38,634	1.11		1.11		0.39		68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64		38,808	0.80		0.80		0.68		68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74		80,535	0.70		0.70		0.78		68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71		187,754	0.78		0.74		0.75		68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75		776,505	0.70		0.70		0.79		68

For the Year Ended October 31, 2018
A	$41.86	$0.15	$1.45	$1.60	$(0.26)	$(5.32)	$(5.58)	$37.88	3.92%		$4,742,846	1.07%		1.06%		0.38%		108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15		426,256	1.81		1.81		(0.34)		108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19		734,580	0.78		0.78		0.66		108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57		61,882	1.42		1.41		0.04		108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87		51,635	1.10		1.10		0.34		108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18		34,288	0.80		0.80		0.65		108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29		70,935	0.70		0.70		0.75		108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28		175,731	0.71		0.71		0.74		108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28		880,110	0.70		0.70		0.75		108

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(6)(5)	0.71	(6)(5)	0.65	(5)	123

The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Capital Appreciation Fund – (continued)

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

Hartford Core Equity Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$36.04	$0.12	$9.28	$9.40	$(0.22)	$—	$(0.22)	$45.22	26.16	%(4)	$1,530,730	0.70	%(5)	0.69	%(5)	0.56	%(5)	9%
C	32.62	(0.04)	8.41	8.37	—	—	—	40.99	25.66	(4)	547,218	1.45	(5)	1.45	(5)	(0.19	)(5)	9
I	36.16	0.17	9.30	9.47	(0.31)	—	(0.31)	45.32	26.29	(4)	4,301,610	0.44	(5)	0.44	(5)	0.82	(5)	9
R3	36.54	0.04	9.42	9.46	(0.11)	—	(0.11)	45.89	25.93	(4)	59,048	1.05	(5)	1.05	(5)	0.20	(5)	9
R4	37.20	0.12	9.58	9.70	(0.21)	—	(0.21)	46.69	26.15	(4)	226,096	0.75	(5)	0.70	(5)	0.55	(5)	9
R5	36.44	0.17	9.38	9.55	(0.30)	—	(0.30)	45.69	26.29	(4)	216,436	0.46	(5)	0.46	(5)	0.80	(5)	9
R6	36.62	0.19	9.43	9.62	(0.34)	—	(0.34)	45.90	26.36	(4)	983,638	0.36	(5)	0.36	(5)	0.89	(5)	9
Y	36.60	0.17	9.42	9.59	(0.31)	—	(0.31)	45.88	26.30	(4)	866,829	0.45	(5)	0.44	(5)	0.82	(5)	9
F	36.19	0.19	9.31	9.50	(0.34)	—	(0.34)	45.35	26.35	(4)	2,895,589	0.36	(5)	0.36	(5)	0.90	(5)	9

For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%		$1,140,994	0.73%		0.72%		0.77%		22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74		443,989	1.47		1.47		0.03		22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87		2,936,718	0.46		0.46		1.03		22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17		46,674	1.07		1.07		0.43		22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58		169,267	0.78		0.73		0.77		22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85		188,738	0.47		0.47		1.04		22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96		746,018	0.38		0.38		1.10		22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89		668,655	0.47		0.45		1.05		22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97		2,251,700	0.38		0.38		1.12		22

For the Year Ended October 31, 2019
A	$30.17	$0.27	$4.40	$4.67	$(0.21)	$(1.23)	$(1.44)	$33.40	16.60%		$881,587	0.74%		0.73%		0.88%		15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71		366,553	1.47		1.47		0.14		15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91		1,740,669	0.47		0.47		1.14		15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18		34,158	1.10		1.10		0.52		15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59		150,159	0.77		0.74		0.88		15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90		231,879	0.49		0.49		1.13		15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01		259,706	0.38		0.38		1.22		15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94		371,580	0.46		0.43		1.18		15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00		1,655,619	0.38		0.38		1.21		15

For the Year Ended October 31, 2018
A	$28.53	$0.22	$2.42	$2.64	$(0.25)	$(0.75)	$(1.00)	$30.17	9.41%		$666,354	0.74%		0.74%		0.73%		22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61		293,064	1.48		1.48		—		22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72		1,130,600	0.47		0.47		1.00		22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02		34,765	1.10		1.10		0.38		22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37		144,866	0.79		0.76		0.72		22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69		201,510	0.49		0.49		0.99		22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80		146,643	0.39		0.39		1.08		22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77		216,788	0.42		0.42		1.06		22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80		635,245	0.39		0.39		1.09		22

The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Core Equity Fund – (continued)

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(9)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(9)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(9)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(9)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(9)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(9)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(9)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(9)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(9)	0.99		29

The Hartford Dividend and Growth Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$24.26	$0.17	$8.07	$8.24	$(0.20)	$(0.57)	$(0.77)	$31.73	34.45	%(4)	$4,427,095	0.97	%(5)	0.97	%(5)	1.23	%(5)	14%
C	23.31	0.06	7.76	7.82	(0.10)	(0.57)	(0.67)	30.46	33.98	(4)	153,450	1.76	(5)	1.76	(5)	0.46	(5)	14
I	24.12	0.21	8.03	8.24	(0.24)	(0.57)	(0.81)	31.55	34.65	(4)	2,537,270	0.71	(5)	0.71	(5)	1.48	(5)	14
R3	24.65	0.13	8.19	8.32	(0.15)	(0.57)	(0.72)	32.25	34.20	(4)	69,009	1.33	(5)	1.33	(5)	0.87	(5)	14
R4	24.84	0.17	8.27	8.44	(0.19)	(0.57)	(0.76)	32.52	34.44	(4)	95,931	1.04	(5)	1.04	(5)	1.17	(5)	14
R5	24.95	0.22	8.30	8.52	(0.24)	(0.57)	(0.81)	32.66	34.61	(4)	244,866	0.72	(5)	0.72	(5)	1.48	(5)	14
R6	24.95	0.23	8.30	8.53	(0.25)	(0.57)	(0.82)	32.66	34.67	(4)	385,959	0.63	(5)	0.63	(5)	1.54	(5)	14
Y	24.95	0.23	8.31	8.54	(0.25)	(0.57)	(0.82)	32.67	34.69	(4)	1,020,105	0.72	(5)	0.67	(5)	1.54	(5)	14
F	24.10	0.22	8.03	8.25	(0.25)	(0.57)	(0.82)	31.53	34.73	(4)	3,765,166	0.63	(5)	0.63	(5)	1.57	(5)	14

For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%		$3,385,907	1.00%		1.00%		1.61%		28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)		138,431	1.78		1.78		0.84		28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)		1,681,761	0.73		0.73		1.86		28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)		54,642	1.35		1.35		1.26		28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)		82,299	1.05		1.05		1.56		28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)		177,851	0.74		0.74		1.86		28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)		196,065	0.65		0.65		1.94		28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)		735,618	0.73		0.68		1.92		28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)		2,736,317	0.64		0.64		1.96		28

For the Year Ended October 31, 2019
A	$25.63	$0.40	$2.63	$3.03	$(0.38)	$(2.35)	$(2.73)	$25.93	13.75%		$3,739,696	1.00%		0.99%		1.65%		22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92		192,715	1.77		1.77		0.89		22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08		1,079,962	0.73		0.73		1.89		22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33		66,115	1.36		1.35		1.30		22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71		111,451	1.04		1.04		1.61		22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05		193,707	0.74		0.74		1.89		22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16		119,159	0.64		0.64		1.98		22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10		696,309	0.71		0.68		1.96		22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15		2,844,206	0.64		0.64		2.00		22

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Dividend and Growth Fund – (continued)

For the Year Ended October 31, 2018
A	$27.46	$0.39	$0.80	$1.19	$(0.38)	$(2.64)	$(3.02)	$25.63	4.38%		$3,521,062	0.99%		0.99%		1.49%		31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58		228,076	1.76		1.75		0.76		31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68		847,646	0.73		0.73		1.75		31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03		72,723	1.35		1.35		1.13		31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32		131,649	1.04		1.04		1.44		31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65		146,918	0.74		0.74		1.74		31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76		74,795	0.64		0.64		1.84		31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72		616,454	0.68		0.68		1.80		31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77		2,591,584	0.64		0.64		1.84		31

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(10)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(10)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(10)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(10)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(10)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(10)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(10)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(10)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(10)	1.95		22

The Hartford Equity Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$17.55	$0.18	$5.15	$5.33	$(0.21)	$(0.20)	$(0.41)	$22.47	30.62	%(4)	$1,771,214	0.98	%(5)	0.98	%(5)	1.81	%(5)	13%
C	17.46	0.11	5.11	5.22	(0.13)	(0.20)	(0.33)	22.35	30.12	(4)	182,315	1.75	(5)	1.75	(5)	1.07	(5)	13
I	17.44	0.21	5.10	5.31	(0.23)	(0.20)	(0.43)	22.32	30.74	(4)	1,272,554	0.73	(5)	0.73	(5)	2.06	(5)	13
R3	17.59	0.15	5.14	5.29	(0.17)	(0.20)	(0.37)	22.51	30.32	(4)	37,748	1.35	(5)	1.35	(5)	1.45	(5)	13
R4	17.62	0.18	5.15	5.33	(0.20)	(0.20)	(0.40)	22.55	30.51	(4)	47,147	1.05	(5)	1.05	(5)	1.75	(5)	13
R5	17.71	0.21	5.19	5.40	(0.23)	(0.20)	(0.43)	22.68	30.78	(4)	86,567	0.74	(5)	0.74	(5)	2.04	(5)	13
R6	17.76	0.22	5.20	5.42	(0.24)	(0.20)	(0.44)	22.74	30.80	(4)	76,693	0.65	(5)	0.65	(5)	2.13	(5)	13
Y	17.76	0.21	5.21	5.42	(0.23)	(0.20)	(0.43)	22.75	30.82	(4)	111,607	0.74	(5)	0.72	(5)	2.07	(5)	13
F	17.44	0.22	5.10	5.32	(0.24)	(0.20)	(0.44)	22.32	30.80	(4)	1,070,355	0.65	(5)	0.65	(5)	2.16	(5)	13

For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%		$1,365,895	1.00%		1.00%		1.89%		31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)		191,917	1.76		1.76		1.15		31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)		977,950	0.74		0.74		2.13		31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)		31,778	1.36		1.36		1.55		31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)		41,386	1.05		1.05		1.85		31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)		56,329	0.77		0.77		2.14		31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)		55,448	0.66		0.66		2.22		31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)		81,615	0.76		0.71		2.20		31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)		889,727	0.66		0.66		2.23		31

The accompanying notes are an integral part of these financial statements.

69

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Equity Income Fund – (continued)

For the Year Ended October 31, 2019
A	$19.39	$0.38	$2.02	$2.40	$(0.36)	$(1.44)	$(1.80)	$19.99	13.88%		$1,565,663	1.00%		1.00%		2.01%		21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00		292,388	1.76		1.76		1.27		21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17		959,142	0.75		0.75		2.26		21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48		43,474	1.36		1.36		1.66		21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85		53,957	1.07		1.07		1.96		21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14		81,758	0.76		0.76		2.25		21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29		52,201	0.66		0.66		2.33		21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21		105,015	0.73		0.71		2.34		21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24		922,012	0.66		0.66		2.34		21

For the Year Ended October 31, 2018
A	$20.64	$0.38	$(0.24)	$0.14	$(0.35)	$(1.04)	$(1.39)	$19.39	0.49%		$1,508,580	1.00%		1.00%		1.90%		22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)		330,741	1.75		1.75		1.16		22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77		1,157,708	0.74		0.74		2.14		22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12		46,820	1.36		1.36		1.53		22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43		70,446	1.06		1.06		1.83		22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78		79,557	0.76		0.76		2.13		22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83		34,957	0.66		0.66		2.22		22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79		140,057	0.70		0.70		2.19		22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85		774,529	0.65		0.65		2.23		22

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

The Hartford Growth Opportunities Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$54.65	$(0.20)	$12.44	$12.24	$—	$(7.91)	$(7.91)	$58.98	23.90	%(4)	$3,576,182	1.07	%(5)	1.06	%(5)	(0.72	)%(5)	57%
C	26.47	(0.18)	5.59	5.41	—	(7.91)	(7.91)	23.97	23.44	(4)	338,449	1.83	(5)	1.83	(5)	(1.49	)(5)	57
I	58.51	(0.15)	13.38	13.23	—	(7.91)	(7.91)	63.83	24.03	(4)	2,064,901	0.81	(5)	0.81	(5)	(0.47	)(5)	57
R3	54.41	(0.31)	12.38	12.07	—	(7.91)	(7.91)	58.57	23.67	(4)	55,964	1.44	(5)	1.44	(5)	(1.09	)(5)	57
R4	58.79	(0.24)	13.44	13.20	—	(7.91)	(7.91)	64.08	23.84	(4)	79,644	1.14	(5)	1.14	(5)	(0.80	)(5)	57
R5	62.69	(0.16)	14.40	14.24	—	(7.91)	(7.91)	69.02	24.04	(4)	24,525	0.84	(5)	0.84	(5)	(0.50	)(5)	57
R6	64.01	(0.14)	14.73	14.59	—	(7.91)	(7.91)	70.69	24.09	(4)	63,666	0.73	(5)	0.73	(5)	(0.41	)(5)	57
Y	63.96	(0.16)	14.71	14.55	—	(7.91)	(7.91)	70.60	24.05	(4)	562,017	0.82	(5)	0.80	(5)	(0.46	)(5)	57
F	58.77	(0.12)	13.44	13.32	—	(7.91)	(7.91)	64.18	24.08	(4)	1,037,571	0.73	(5)	0.73	(5)	(0.39	)(5)	57

The accompanying notes are an integral part of these financial statements.

70

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Growth Opportunities Fund – (continued)

For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%		(0.66)%		118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85		(1.41)		118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83		(0.39)		118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43		(0.99)		118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13		(0.69)		118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85		(0.40)		118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74		(0.31)		118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78		(0.38)		118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74		(0.31)		118

For the Year Ended October 31, 2019
A	$45.89	$(0.25)	$4.35	$4.10	$—	$(10.54)	$(10.54)	$39.45	13.64%	$2,089,246	1.12%	1.11%		(0.64)%		66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86		(1.39)		66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85		(0.38)		66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46		(1.00)		66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15		(0.69)		66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85		(0.39)		66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75		(0.29)		66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79		(0.33)		66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74		(0.28)		66

For the Year Ended October 31, 2018
A	$46.20	$(0.29)	$3.86	$3.57	$—	$(3.88)	$(3.88)	$45.89	8.31%	$2,013,200	1.11%	1.11%		(0.61)%		122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85		(1.35)		122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84		(0.34)		122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45		(0.95)		122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15		(0.65)		122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86		(0.35)		122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75		(0.26)		122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78		(0.28)		122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75		(0.25)		122

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%	$1,914,743	1.11%	1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46	412,184	1.86	1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67	1,546,058	0.89	0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95	48,315	1.46	1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33	81,413	1.15	1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74	16,530	0.86	0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86	4,554	0.76	0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83	104,645	0.77	0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92 (4)	617,087	0.75 (5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%	$1,747,532	1.14%	1.14	%(11)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09	4,249	2.09	2.06	(11)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28	420,107	1.89	1.89	(11)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25	1,726,408	0.93	0.93	(11)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71	47,559	1.47	1.47	(11)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02	72,213	1.17	1.17	(11)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30	14,791	0.87	0.86	(11)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40	942	0.77	0.77	(11)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40	231,037	0.77	0.77	(11)	(0.19)		117

The accompanying notes are an integral part of these financial statements.

71

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$40.91	$(0.06)	$6.92	$6.86	$—	$(5.17)	$(5.17)	$42.60	17.45	%(4)	$859,474	1.25	%(5)	1.25	%(5)	(0.28	)%(5)	21%
C	31.63	(0.16)	5.29	5.13	—	(5.17)	(5.17)	31.59	17.05	(4)	143,894	2.02	(5)	2.02	(5)	(1.05	)(5)	21
I	43.53	0.00	(12)	7.39	7.39	—	(5.17)	(5.17)	45.75	17.63	(4)	444,908	0.98	(5)	0.98	(5)	(0.01	)(5)	21
R3	41.90	(0.14)	7.11	6.97	—	(5.17)	(5.17)	43.70	17.28	(4)	34,176	1.60	(5)	1.60	(5)	(0.63	)(5)	21
R4	44.63	(0.08)	7.59	7.51	—	(5.17)	(5.17)	46.97	17.45	(4)	26,342	1.29	(5)	1.29	(5)	(0.33	)(5)	21
R5	47.24	(0.01)	8.05	8.04	—	(5.17)	(5.17)	50.11	17.62	(4)	13,057	0.99	(5)	0.99	(5)	(0.03	)(5)	21
R6	47.99	0.02	8.18	8.20	—	(5.17)	(5.17)	51.02	17.68	(4)	5,786	0.89	(5)	0.89	(5)	0.08	(5)	21
Y	47.95	0.00	(12)	8.18	8.18	—	(5.17)	(5.17)	50.96	17.65	(4)	121,143	0.99	(5)	0.96	(5)	0.01	(5)	21
F	43.70	0.02	7.42	7.44	—	(5.17)	(5.17)	45.97	17.68	(4)	41,187	0.89	(5)	0.89	(5)	0.08	(5)	21

For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49

For the Year Ended October 31, 2019
A	$34.38	$(0.10)	$3.83	$3.73	$—	$(2.48)	$(2.48)	$35.63	12.02%	$666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00	(12)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6(13)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25	(4)	1,341	0.91	(5)	0.91	(5)	0.06	(5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35

For the Year Ended October 31, 2018
A	$34.86	$(0.14)	$1.45	$1.31	$—	$(1.79)	$(1.79)	$34.38	3.86%	$682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%	$714,694	1.29%	1.29%	(0.36)%	23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37	242,421	2.04	2.03	(1.10)	23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59	351,686	1.03	1.03	(0.11)	23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87	45,673	1.61	1.61	(0.68)	23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22	35,927	1.31	1.31	(0.38)	23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62	6,888	1.01	1.01	(0.08)	23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72	45,193	0.93	0.93	(0.02)	23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

The accompanying notes are an integral part of these financial statements.

72

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Healthcare Fund – (continued)

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

The Hartford MidCap Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$30.63	$(0.07)	$10.40	$10.33	$—	$(3.96)	$(3.96)	$37.00	35.48	%(4)	$3,542,401	1.08	%(5)	1.08	%(5)	(0.38	)%(5)	15%
C	20.34	(0.13)	6.73	6.60	—	(3.96)	(3.96)	22.98	35.02	(4)	430,729	1.84	(5)	1.84	(5)	(1.15	)(5)	15
I	31.87	(0.03)	10.85	10.82	—	(3.96)	(3.96)	38.73	35.65	(4)	4,855,788	0.84	(5)	0.84	(5)	(0.15	)(5)	15
R3	34.38	(0.15)	11.74	11.59	—	(3.96)	(3.96)	42.01	35.26	(4)	109,930	1.45	(5)	1.44	(5)	(0.75	)(5)	15
R4	36.18	(0.09)	12.39	12.30	—	(3.96)	(3.96)	44.52	35.48	(4)	220,349	1.15	(5)	1.12	(5)	(0.43	)(5)	15
R5	37.58	(0.03)	12.89	12.86	—	(3.96)	(3.96)	46.48	35.66	(4)	424,829	0.83	(5)	0.83	(5)	(0.14	)(5)	15
R6	38.09	(0.01)	13.08	13.07	—	(3.96)	(3.96)	47.20	35.74	(4)	1,985,509	0.74	(5)	0.74	(5)	(0.04	)(5)	15
Y	38.02	(0.02)	13.06	13.04	—	(3.96)	(3.96)	47.10	35.73	(4)	1,177,395	0.84	(5)	0.77	(5)	(0.08	)(5)	15
F	32.00	(0.01)	10.90	10.89	—	(3.96)	(3.96)	38.93	35.73	(4)	2,983,941	0.74	(5)	0.74	(5)	(0.04	)(5)	15

For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00	(12)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00	(14)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45

For the Year Ended October 31, 2019
A	$30.03	$(0.09)	$3.80	$3.71	$—	$(3.40)	$(3.40)	$30.34	14.93%	$2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00	(12)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31

For the Year Ended October 31, 2018
A	$30.36	$(0.12)	$1.20	$1.08	$—	$(1.41)	$(1.41)	$30.03	3.63%	$2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37

The accompanying notes are an integral part of these financial statements.

73

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford MidCap Fund – (continued)

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%	$2,482,275	1.13%	1.12%	(0.38)%	30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07	717,521	1.87	1.87	(1.12)	30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28	2,996,705	1.02	0.89	(0.17)	30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59	90,582	1.47	1.47	(0.73)	30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95	263,236	1.16	1.16	(0.43)	30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32	356,166	0.86	0.86	(0.14)	30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45	431,183	0.76	0.76	(0.14)	30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43	1,847,676	0.78	0.78	(0.04)	30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%	$2,041,826	1.17%	1.17%	(0.29)%	31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)	16,842	2.06	2.06	(1.16)	31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)	611,311	1.89	1.89	(1.01)	31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)	1,725,700	1.02	1.02	(0.18)	31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)	71,711	1.48	1.48	(0.59)	31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)	165,137	1.18	1.18	(0.30)	31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)	193,533	0.87	0.87	—	31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)	26,352	0.77	0.77	0.01	31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)	1,490,965	0.77	0.77	0.10	31

The Hartford MidCap Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$12.21	$0.01	$5.48	$5.49	$(0.04)	$—	$(0.04)	$17.66	45.05	%(4)	$351,875	1.19	%(5)	1.19	%(5)	0.19	%(5)	31%
C	9.66	(0.04)	4.33	4.29	—	—	—	13.95	44.41	(4)	10,414	1.98	(5)	1.97	(5)	(0.58	)(5)	31
I	12.36	0.04	5.53	5.57	(0.08)	—	(0.08)	17.85	45.24	(4)	23,939	0.86	(5)	0.86	(5)	0.54	(5)	31
R3	12.91	(0.01)	5.81	5.80	—	—	—	18.71	44.93	(4)	7,315	1.48	(5)	1.48	(5)	(0.09	)(5)	31
R4	13.21	0.02	5.93	5.95	(0.03)	—	(0.03)	19.13	45.12	(4)	11,151	1.19	(5)	1.19	(5)	0.19	(5)	31
R5	13.44	0.04	6.03	6.07	(0.09)	—	(0.09)	19.42	45.28	(4)	2,081	0.88	(5)	0.88	(5)	0.50	(5)	31
Y	13.47	0.04	6.04	6.08	(0.09)	—	(0.09)	19.46	45.31	(4)	19,019	0.87	(5)	0.86	(5)	0.49	(5)	31
F	12.36	0.05	5.54	5.59	(0.10)	—	(0.10)	17.85	45.40	(4)	422,453	0.78	(5)	0.78	(5)	0.60	(5)	31

For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	0.00	(12)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61

For the Year Ended October 31, 2019
A	$14.54	$0.08	$1.44	$1.52	$(0.04)	$(1.59)	$(1.63)	$14.43	12.74%	$309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55

The accompanying notes are an integral part of these financial statements.

74

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford MidCap Value Fund – (continued)

For the Year Ended October 31, 2018
A	$15.62	$0.03	$(0.72)	$(0.69)	$—	$(0.39)	$(0.39)	$14.54	(4.56)%		$284,646	1.22%		1.22%		0.18%		49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)		17,909	1.98		1.97		(0.57)		49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)		34,656	0.90		0.90		0.50		49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)		9,555	1.52		1.52		(0.13)		49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)		11,639	1.22		1.22		0.18		49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)		8,087	0.91		0.91		0.48		49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)		11,371	0.86		0.86		0.52		49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)		252,917	0.80		0.80		0.61		49

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(15)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(15)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(15)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(15)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(15)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(15)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(15)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(15)	0.63		56

Hartford Quality Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$18.61	$0.18	$6.26	$6.44	$(0.44)	$—	$(0.44)	$24.61	34.98	%(4)	$182,218	0.99	%(5)	0.93	%(5)	1.61	%(5)	12%
C	15.78	0.08	5.31	5.39	(0.28)	—	(0.28)	20.89	34.42	(4)	3,478	1.81	(5)	1.70	(5)	0.86	(5)	12
I	18.37	0.21	6.17	6.38	(0.50)	—	(0.50)	24.25	35.20	(4)	15,547	0.65	(5)	0.60	(5)	1.92	(5)	12
R3	18.92	0.15	6.37	6.52	(0.39)	—	(0.39)	25.05	34.80	(4)	1,121	1.27	(5)	1.16	(5)	1.37	(5)	12
R4	19.13	0.19	6.43	6.62	(0.45)	—	(0.45)	25.30	35.02	(4)	5,315	0.97	(5)	0.87	(5)	1.65	(5)	12
R5	19.32	0.22	6.50	6.72	(0.51)	—	(0.51)	25.53	35.21	(4)	299	0.67	(5)	0.60	(5)	1.93	(5)	12
R6	19.38	0.24	6.50	6.74	(0.54)	—	(0.54)	25.58	35.27	(4)	662	0.56	(5)	0.46	(5)	2.07	(5)	12
Y	19.35	0.23	6.49	6.72	(0.52)	—	(0.52)	25.55	35.18	(4)	491	0.67	(5)	0.57	(5)	1.98	(5)	12
F	18.31	0.22	6.15	6.37	(0.54)	—	(0.54)	24.14	35.31	(4)	12,234	0.56	(5)	0.46	(5)	2.06	(5)	12

For the Year Ended October 31, 2020
A	$21.11	$0.42	$(1.85)	$(1.43)	$(0.48)	$(0.59)	$(1.07)	$18.61	(7.34)%		$140,154	1.03%		0.91%		2.19%		26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)		3,673	1.82		1.71		1.38		26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)		10,927	0.67		0.56		2.53		26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)		855	1.29		1.16		1.91		26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)		3,887	0.98		0.87		2.21		26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)		220	0.69		0.58		2.53		26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)		485	0.58		0.46		2.53		26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)		382	0.68		0.57		2.53		26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)		8,975	0.58		0.46		2.64		26

The accompanying notes are an integral part of these financial statements.

75

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Quality Value Fund – (continued)

For the Year Ended October 31, 2019
A	$20.00	$0.38	$1.99		$2.37	$(0.28)	$(0.98)	$(1.26)	$21.11	13.10%		$169,771	1.00%		0.90%		1.95%		23%
C	17.12	0.20	1.71		1.91	—	(0.98)	(0.98)	18.05	12.23		6,834	1.76		1.67		1.21		23
I	19.78	0.45	1.94		2.39	(0.34)	(0.98)	(1.32)	20.85	13.49		12,796	0.65		0.56		2.30		23
R3	20.29	0.34	2.01		2.35	(0.21)	(0.98)	(1.19)	21.45	12.78		1,240	1.27		1.16		1.69		23
R4	20.49	0.40	2.04		2.44	(0.27)	(0.98)	(1.25)	21.68	13.17		6,014	0.95		0.86		1.99		23
R5	20.67	0.47	2.04		2.51	(0.33)	(0.98)	(1.31)	21.87	13.46		230	0.67		0.58		2.33		23
R6	20.74	0.47	2.06		2.53	(0.36)	(0.98)	(1.34)	21.93	13.57		34	0.56		0.46		2.26		23
Y	20.72	0.47	2.05		2.52	(0.35)	(0.98)	(1.33)	21.91	13.50		622	0.64		0.55		2.29		23
F	19.77	0.48	1.92		2.40	(0.36)	(0.98)	(1.34)	20.83	13.58		11,040	0.55		0.46		2.52		23

For the Year Ended October 31, 2018
A	$20.49	$0.31	$0.16		$0.47	$(0.20)	$(0.76)	$(0.96)	$20.00	2.25%		$164,325	1.06%		1.04%		1.52%		85%
C	17.67	0.14	0.15		0.29	(0.08)	(0.76)	(0.84)	17.12	1.53		9,082	1.81		1.79		0.80		85
I	20.25	0.38	0.16		0.54	(0.25)	(0.76)	(1.01)	19.78	2.60		12,974	0.71		0.69		1.87		85
R3	20.70	0.26	0.17		0.43	(0.08)	(0.76)	(0.84)	20.29	2.03		1,075	1.34		1.30		1.26		85
R4	20.95	0.33	0.16		0.49	(0.19)	(0.76)	(0.95)	20.49	2.29		6,014	1.04		1.01		1.55		85
R5	21.13	0.38	0.17		0.55	(0.25)	(0.76)	(1.01)	20.67	2.57		504	0.74		0.72		1.76		85
R6(16)	20.99	0.28	(0.53	)(17)	(0.25)	—	—	—	20.74	(1.19	)(4)	10	0.61	(5)	0.59	(5)	1.95	(5)	85
Y	21.19	0.40	0.17		0.57	(0.28)	(0.76)	(1.04)	20.72	2.65		601	0.68		0.66		1.90		85
F	20.26	0.39	0.17		0.56	(0.29)	(0.76)	(1.05)	19.77	2.71		88,336	0.62		0.60		1.94		85

For the Year Ended October 31, 2017
A	$17.94	$0.19	$2.64		$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04	2.28		2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24	2.60		2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13	2.66		2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19	2.70		2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23	2.75		2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27	2.73		3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16	0.52		0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57		$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(18)	0.93%		41%
B	16.45	0.02	0.48		0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(18)	0.11		41
C	16.34	0.03	0.49		0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(18)	0.21		41
I	18.47	0.21	0.57		0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(18)	1.23		41
R3	18.83	0.11	0.58		0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(18)	0.64		41
R4	19.03	0.17	0.59		0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(18)	0.96		41
R5	19.19	0.22	0.59		0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(18)	1.27		41
Y	19.24	0.26	0.58		0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81	(18)	1.46		41

The Hartford Small Cap Growth Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$51.35	$(0.19)	$17.73		$17.54	$—	$(4.32)	$(4.32)	$64.57	35.09	%(4)	$260,026	1.19	%(5)	1.19	%(5)	(0.62	)%(5)	25%
C	34.22	(0.27)	11.65		11.38	—	(4.32)	(4.32)	41.28	34.61	(4)	13,169	1.92	(5)	1.92	(5)	(1.35	)(5)	25
I	54.23	(0.09)	18.76		18.67	—	(4.32)	(4.32)	68.58	35.32	(4)	119,008	0.83	(5)	0.83	(5)	(0.27	)(5)	25
R3	50.47	(0.27)	17.42		17.15	—	(4.32)	(4.32)	63.30	34.91	(4)	10,490	1.46	(5)	1.46	(5)	(0.89	)(5)	25
R4	53.64	(0.19)	18.53		18.34	—	(4.32)	(4.32)	67.66	35.08	(4)	25,451	1.18	(5)	1.18	(5)	(0.59	)(5)	25
R5	57.10	(0.10)	19.77		19.67	—	(4.32)	(4.32)	72.45	35.29	(4)	93,969	0.85	(5)	0.85	(5)	(0.29	)(5)	25
R6	58.07	(0.07)	20.13		20.06	—	(4.32)	(4.32)	73.81	35.38	(4)	96,701	0.76	(5)	0.76	(5)	(0.19	)(5)	25
Y	58.07	(0.08)	20.12		20.04	—	(4.32)	(4.32)	73.79	35.34	(4)	296,435	0.86	(5)	0.81	(5)	(0.24	)(5)	25
F	54.48	(0.05)	18.84		18.79	—	(4.32)	(4.32)	68.95	35.38	(4)	24,567	0.76	(5)	0.76	(5)	(0.16	)(5)	25

The accompanying notes are an integral part of these financial statements.

76

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

The Hartford Small Cap Growth Fund – (continued)

For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58

For the Year Ended October 31, 2019
A	$55.20	$(0.21)	$2.62	$2.41	$—	$(11.90)	$(11.90)	$45.71	8.99%	$195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	0.00	(12)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48

For the Year Ended October 31, 2018
A	$57.24	$(0.33)	$1.03	$0.70	$—	$(2.74)	$(2.74)	$55.20	1.20%	$203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66

For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25	$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%	56%
C	34.78	(0.48)	10.30	9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)	56
I	45.79	(0.18)	13.67	13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)	56
R3	44.42	(0.41)	13.19	12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)	56
R4	45.90	(0.26)	13.65	13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)	56
R5	47.52	(0.10)	14.15	14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)	56
R6	47.94	(0.06)	14.30	14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)	56
Y	48.00	(0.05)	14.29	14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)	56
F(7)	52.62	(0.09)	6.53	6.44	—	—	—	59.06	12.24	(4)	47,409	0.75	(5)	0.75	(5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(17)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%	45%
B	39.35	(0.43)	0.05	(17)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)	45
C	39.03	(0.39)	0.07	(17)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)	45
I	49.68	(0.07)	0.11	(17)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)	45
R3	48.54	(0.30)	0.11	(17)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)	45
R4	49.87	(0.18)	0.14	(17)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)	45
R5	51.35	(0.04)	0.14	(17)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)	45
R6	51.73	(0.04)	0.18	(17)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)	45
Y	51.78	0.01	0.14	(17)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01	45

The accompanying notes are an integral part of these financial statements.

77

Hartford Domestic Equity Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Small Cap Value Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$8.29	$0.03	$5.41	$5.44	$(0.09)	$—	$(0.09)	$13.64	66.02	%(4)	$58,480	1.32	%(5)	1.28	%(5)	0.58	%(5)	43%
C	7.12	(0.01)	4.66	4.65	(0.01)	—	(0.01)	11.76	65.43	(4)	2,873	2.08	(5)	2.03	(5)	(0.15	)(5)	43
I	8.31	0.05	5.42	5.47	(0.12)	—	(0.12)	13.66	66.37	(4)	14,504	0.93	(5)	0.91	(5)	0.76	(5)	43
R3	8.62	0.03	5.62	5.65	(0.07)	—	(0.07)	14.20	65.84	(4)	785	1.54	(5)	1.33	(5)	0.56	(5)	43
R4	8.76	0.04	5.71	5.75	(0.10)	—	(0.10)	14.41	66.06	(4)	52	1.25	(5)	1.19	(5)	0.68	(5)	43
R5	8.74	0.06	5.69	5.75	(0.13)	—	(0.13)	14.36	66.35	(4)	18	0.96	(5)	0.90	(5)	0.92	(5)	43
R6	8.74	0.07	5.70	5.77	(0.15)	—	(0.15)	14.36	66.51	(4)	309	0.87	(5)	0.80	(5)	1.10	(5)	43
Y	8.73	0.05	5.69	5.74	(0.14)	—	(0.14)	14.33	66.27	(4)	1,390	0.92	(5)	0.85	(5)	0.87	(5)	43
F	8.31	0.06	5.42	5.48	(0.15)	—	(0.15)	13.64	66.46	(4)	61,859	0.86	(5)	0.80	(5)	1.07	(5)	43

For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	0.00	(12)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62

For the Year Ended October 31, 2019
A	$13.65	$0.10	$(0.04)	$0.06	$(0.03)	$(3.33)	$(3.36)	$10.35	3.46%	$47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140

For the Year Ended October 31, 2018
A	$14.13	$0.04	$0.10	$0.14	$(0.02)	$(0.60)	$(0.62)	$13.65	1.00%	$52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6(16)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14	(4)	10	0.91	(5)	0.84	(5)	0.47	(5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63	$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%	$53,057	1.28%	1.27%	0.32%	83%
C	10.58	(0.05)	2.40	2.35	(0.02)	—	(0.02)	12.91	22.24	11,081	2.03	2.01	(0.41)	83
I	11.58	0.08	2.63	2.71	(0.14)	—	(0.14)	14.15	23.53	3,225	1.01	1.00	0.60	83
R3	11.87	0.01	2.69	2.70	(0.07)	—	(0.07)	14.50	22.79	723	1.63	1.50	0.09	83
R4	11.94	0.05	2.70	2.75	(0.08)	—	(0.08)	14.61	23.11	113	1.36	1.20	0.36	83
R5	11.96	0.10	2.71	2.81	(0.14)	—	(0.14)	14.63	23.63	44	1.01	0.90	0.74	83
Y	12.00	0.11	2.71	2.82	(0.16)	—	(0.16)	14.66	23.58	1,242	0.86	0.85	0.78	83
F(7)	13.22	0.05	0.89	0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

The accompanying notes are an integral part of these financial statements.

78

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Cap Value Fund – (continued)

For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(17)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(19)	0.85%		94%
B	11.58	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(19)	0.10		94
C	11.43	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(19)	0.11		94
I	12.38	0.13	(0.15	)(17)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(19)	1.17		94
R3	12.67	0.08	(0.16	)(17)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(19)	0.65		94
R4	12.72	0.11	(0.15	)(17)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(19)	0.96		94
R5	12.78	0.13	(0.14	)(17)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(19)	1.08		94
Y	12.77	0.16	(0.15	)(17)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(19)	1.36		94

The Hartford Small Company Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$25.50	$(0.15)	$8.15		$8.00	$—	$(2.78)	$(2.78)	$30.72	32.57	%(4)	$517,190	1.22	%(5)	1.21	%(5)	(1.00	)%(5)	70%
C	15.97	(0.16)	4.98		4.82	—	(2.78)	(2.78)	18.01	32.03	(4)	10,280	2.06	(5)	2.06	(5)	(1.84	)(5)	70
I	27.31	(0.12)	8.77		8.65	—	(2.78)	(2.78)	33.18	32.81	(4)	57,939	0.93	(5)	0.93	(5)	(0.75	)(5)	70
R3	28.02	(0.22)	8.99		8.77	—	(2.78)	(2.78)	34.01	32.37	(4)	18,154	1.54	(5)	1.54	(5)	(1.32	)(5)	70
R4	30.22	(0.18)	9.72		9.54	—	(2.78)	(2.78)	36.98	32.57	(4)	15,964	1.26	(5)	1.26	(5)	(1.02	)(5)	70
R5	32.33	(0.14)	10.44		10.30	—	(2.78)	(2.78)	39.85	32.81	(4)	6,581	0.94	(5)	0.94	(5)	(0.75	)(5)	70
R6	33.12	(0.14)	10.71		10.57	—	(2.78)	(2.78)	40.91	32.85	(4)	4,549	0.85	(5)	0.85	(5)	(0.72	)(5)	70
Y	33.07	(0.14)	10.69		10.55	—	(2.78)	(2.78)	40.84	32.84	(4)	49,125	0.90	(5)	0.90	(5)	(0.72	)(5)	70
F	27.49	(0.10)	8.82		8.72	—	(2.78)	(2.78)	33.43	32.85	(4)	305,534	0.85	(5)	0.85	(5)	(0.62	)(5)	70

For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57		$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%		$389,496	1.32%		1.31%		(0.66)%		104%
C	13.30	(0.20)	4.15		3.95	—	(1.28)	(1.28)	15.97	32.08		9,058	2.14		2.14		(1.50)		104
I	21.65	(0.08)	7.02		6.94	—	(1.28)	(1.28)	27.31	33.59		35,806	1.00		1.00		(0.35)		104
R3	22.29	(0.21)	7.22		7.01	—	(1.28)	(1.28)	28.02	32.91		14,013	1.61		1.55		(0.90)		104
R4	23.88	(0.15)	7.77		7.62	—	(1.28)	(1.28)	30.22	33.29		13,363	1.30		1.25		(0.60)		104
R5	25.40	(0.08)	8.29		8.21	—	(1.28)	(1.28)	32.33	33.64		3,936	1.01		0.95		(0.30)		104
R6	25.97	(0.13)	8.56		8.43	—	(1.28)	(1.28)	33.12	33.75		1,530	0.90		0.90		(0.42)		104
Y	25.95	(0.08)	8.48		8.40	—	(1.28)	(1.28)	33.07	33.65		19,956	0.96		0.95		(0.29)		104
F	21.76	(0.06)	7.07		7.01	—	(1.28)	(1.28)	27.49	33.75		243,057	0.90		0.90		(0.24)		104

For the Year Ended October 31, 2019
A	$22.20	$(0.13)	$2.28		$2.15	$—	$(4.00)	$(4.00)	$20.35	14.08%		$311,742	1.33%		1.32%		(0.66)%		91%
C	16.11	(0.19)	1.38		1.19	—	(4.00)	(4.00)	13.30	13.24		9,929	2.14		2.13		(1.46)		91
I	23.28	(0.08)	2.45		2.37	—	(4.00)	(4.00)	21.65	14.48		26,939	1.04		1.03		(0.37)		91
R3	23.95	(0.19)	2.53		2.34	—	(4.00)	(4.00)	22.29	13.84		14,142	1.62		1.55		(0.89)		91
R4	25.28	(0.14)	2.74		2.60	—	(4.00)	(4.00)	23.88	14.20		14,261	1.32		1.25		(0.59)		91
R5	26.53	(0.07)	2.94		2.87	—	(4.00)	(4.00)	25.40	14.56		3,239	1.02		0.95		(0.29)		91
R6	27.02	(0.06)	3.01		2.95	—	(4.00)	(4.00)	25.97	14.60		206	0.90		0.90		(0.23)		91
Y	27.01	(0.06)	3.00		2.94	—	(4.00)	(4.00)	25.95	14.56		32,472	0.94		0.93		(0.26)		91
F	23.35	(0.05)	2.46		2.41	—	(4.00)	(4.00)	21.76	14.63		193,242	0.90		0.90		(0.23)		91

For the Year Ended October 31, 2018
A	$20.34	$(0.20)	$2.06		$1.86	$—	$—	$—	$22.20	9.20%		$283,912	1.34%		1.33%		(0.87)%		104%
C	14.87	(0.27)	1.51		1.24	—	—	—	16.11	8.34		11,729	2.12		2.10		(1.64)		104
I	21.27	(0.14)	2.15		2.01	—	—	—	23.28	9.45		28,540	1.07		1.05		(0.60)		104
R3	21.98	(0.27)	2.24		1.97	—	—	—	23.95	8.92		16,386	1.63		1.55		(1.09)		104
R4	23.14	(0.20)	2.34		2.14	—	—	—	25.28	9.25		15,295	1.32		1.25		(0.79)		104
R5	24.21	(0.14)	2.46		2.32	—	—	—	26.53	9.58		2,678	1.03		0.95		(0.51)		104
R6	24.64	(0.12)	2.50		2.38	—	—	—	27.02	9.66		144	0.91		0.90		(0.42)		104
Y	24.64	(0.12)	2.49		2.37	—	—	—	27.01	9.66		35,351	0.92		0.90		(0.44)		104
F	21.30	(0.11)	2.16		2.05	—	—	—	23.35	9.63		115,365	0.91		0.90		(0.45)		104

The accompanying notes are an integral part of these financial statements.

79

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

The Hartford Small Company Fund – (continued)

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%	$252,187	1.39%	1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19	26,529	2.12	2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40	28,052	1.49	1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91	23,932	1.63	1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29	23,080	1.32	1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67	3,263	1.06	0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75	78	1.07	0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70	33,040	0.94	0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49 (4)	81,831	0.92 (5)	0.90	(5)	(0.38	)(5)	109

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%	$262,618	1.45%	1.43	%(20)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)	862	2.46	2.17	(20)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)	25,586	2.14	2.14	(20)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)	41,881	1.24	1.18	(20)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)	29,662	1.62	1.58	(20)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)	27,834	1.31	1.28	(20)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)	5,283	1.00	0.97	(20)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)	9	0.90	0.90	(20)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)	98,620	0.90	0.90	(20)	(0.33)		81

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)

Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(9)

Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(10)

Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(11)

Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

(12)	Amount is less than $0.01 per share.
(13)	Commenced operations on February 28, 2019.
(14)	Amount is less than 0.01%.
(15)

Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(16)	Commenced operations on February 28, 2018.
(17)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(18)

Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(19)

Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

(20)

Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

80

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2021. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Value Fund (the “Small Cap Value Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. Core Equity Fund has registered for sale Class T shares. As of April 30, 2021, Class T shares have not commenced operations. Each Fund, except the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for each class of shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to a class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

81

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the respective Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures established by the Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

82

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

83

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing .

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company’s Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund’s Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2021.

c)

Special Purpose Acquisition Companies – A Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale. A Fund may enter into a contingent commitment with a SPAC to purchase shares of private investments in public equity investments (“PIPE”) if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The Growth Opportunities Fund and the Small Company Fund each had contingent commitments outstanding of approximately $97,281,965 and $21,160,200 respectively, to purchase PIPE shares as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect

84

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Capital Appreciation Fund and Core Equity Fund had used futures contracts.

b)	Additional Derivative Instrument Information:

Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,469,584	$—	$—	$1,469,584

Total	$—	$—	$—	$1,469,584	$—	$—	$1,469,584

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$20,266,367	$—	$—	$20,266,367

Total	$—	$—	$—	$20,266,367	$—	$—	$20,266,367

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,575,980	$—	$—	$3,575,980

Total	$—	$—	$—	$3,575,980	$—	$—	$3,575,980

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	518

Core Equity Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$25,079	$—	$—	$25,079

Total	$—	$—	$—	$25,079	$—	$—	$25,079

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

85

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$25,403,411	$—	$—	$25,403,411

Total	$—	$—	$—	$25,403,411	$—	$—	$25,403,411

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,060,056	$—	$—	$2,060,056

Total	$—	$—	$—	$2,060,056	$—	$—	$2,060,056

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	409

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,469,584	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,469,584	—

Derivatives not subject to a MNA	(1,469,584)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$25,079	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	25,079	—

Derivatives not subject to a MNA	(25,079)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived

86

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Capital Appreciation Fund	$5,682,063,506	$2,096,985,622	$(63,255,069)	$2,033,730,553
Core Equity Fund	7,560,436,980	4,063,704,836	(28,617,224)	4,035,087,612
Dividend and Growth Fund	7,884,462,541	4,787,313,278	(24,556,580)	4,762,756,698
Equity Income Fund	3,180,019,690	1,473,407,561	(6,885,016)	1,466,522,545
Growth Opportunities Fund	5,868,840,135	2,053,771,247	(120,290,120)	1,933,481,127
Healthcare Fund	1,247,392,088	546,834,558	(46,233,954)	500,600,604
MidCap Fund	10,770,756,366	5,387,475,021	(245,024,580)	5,142,450,441
MidCap Value Fund	607,365,986	236,126,387	(225,553)	235,900,834
Quality Value Fund	163,117,061	56,505,465	(842,708)	55,662,757
Small Cap Growth Fund	602,068,919	368,188,865	(24,355,661)	343,833,204
Small Cap Value Fund	102,792,476	39,448,108	(1,127,724)	38,320,384
Small Company Fund	771,290,080	253,793,908	(31,940,942)	221,852,966

87

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Core Equity Fund	$47,413,004	$—
MidCap Value Fund	17,728,662	15,069,753
Quality Value Fund	2,509,529	—
Small Cap Value Fund	1,618,830	3,882,399

The Capital Appreciation Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2020.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

88

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Management Fee Rates
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), through February 28, 2022 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%

From November 1, 2020 through February 28, 2021, HFMC contractually limited the total operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), as follows for the following Fund:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.95%	0.90%

89

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.04%	1.83%	0.77%	1.40%	1.10%	0.80%	0.69%	0.77%	0.69%
Core Equity Fund	0.69%	1.44%	0.44%	1.05%	0.70%	0.46%	0.36%	0.44%	0.36%
Dividend and Growth Fund	0.97%	1.76%	0.71%	1.33%	1.04%	0.72%	0.63%	0.67%	0.63%
Equity Income Fund	0.98%	1.75%	0.73%	1.35%	1.05%	0.74%	0.65%	0.72%	0.65%
Growth Opportunities Fund	1.06%	1.83%	0.81%	1.43%	1.14%	0.84%	0.73%	0.79%	0.73%
Healthcare Fund	1.25%	2.02%	0.98%	1.60%	1.29%	0.99%	0.89%	0.96%	0.89%
MidCap Fund	1.08%	1.84%	0.84%	1.44%	1.12%	0.83%	0.74%	0.77%	0.74%
MidCap Value Fund	1.19%	1.97%	0.86%	1.48%	1.19%	0.88%	N/A	0.86%	0.78%
Quality Value Fund	0.93%	1.70%	0.60%	1.16%	0.87%	0.60%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.18%	1.92%	0.83%	1.45%	1.18%	0.85%	0.76%	0.81%	0.76%
Small Cap Value Fund	1.28%	2.03%	0.90%	1.32%	1.19%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.21%	2.06%	0.93%	1.54%	1.26%	0.94%	0.85%	0.90%	0.84%

e)

Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$909,464	$7,480
Core Equity Fund	1,566,438	27,643
Dividend and Growth Fund	1,586,140	16,432
Equity Income Fund	540,417	6,524
Growth Opportunities Fund	1,756,316	11,799
Healthcare Fund	594,857	3,562
MidCap Fund	1,203,411	12,453
MidCap Value Fund	218,857	76
Quality Value Fund	40,453	—
Small Cap Growth Fund	47,814	307
Small Cap Value Fund	44,708	104
Small Company Fund	339,951	1,776

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2021, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statements of Operations.

f)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation

90

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$3,490
Core Equity Fund	5,126
Dividend and Growth Fund	5,584
Equity Income Fund	2,084
Growth Opportunities Fund	3,543
Healthcare Fund	775
MidCap Fund	7,182
MidCap Value Fund	374
Quality Value Fund	99
Small Cap Growth Fund	430
Small Cap Value Fund	58
Small Company Fund	447

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class F	0.004%

Effective March 1, 2021, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below through February 28, 2022, unless the Board of Directors approves its earlier termination:

Fund	Class I	Class Y
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
MidCap Fund	0.12%	0.04%
Small Cap Growth Fund	N/A	0.06%

From November 1, 2020 through February 28, 2021, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:

Fund	Class I	Class Y
Capital Appreciation Fund	N/A	0.06%
Core Equity Fund	N/A	0.08%
Dividend and Growth Fund	N/A	0.04%
Equity Income Fund	N/A	0.06%
Growth Opportunities Fund	N/A	0.04%
Healthcare Fund	N/A	0.05%
MidCap Fund	0.12%	0.04%
MidCap Value Fund	N/A	0.07%
Small Cap Growth Fund	N/A	0.04%

91

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Capital Appreciation Fund	0.10%	0.14%	0.08%	0.21%	0.16%	0.10%	0.00	%*	0.07%	0.00	%*
Core Equity Fund	0.09%	0.09%	0.08%	0.19%	0.14%	0.10%	0.00	%*	0.08%	0.00	%*
Dividend and Growth Fund	0.09%	0.13%	0.08%	0.20%	0.16%	0.09%	0.00	%*	0.04%	0.00	%*
Equity Income Fund	0.09%	0.10%	0.08%	0.20%	0.15%	0.09%	0.00	%*	0.07%	0.00	%*
Growth Opportunities Fund	0.09%	0.10%	0.08%	0.21%	0.16%	0.11%	0.00	%*	0.07%	0.00	%*
Healthcare Fund	0.11%	0.13%	0.09%	0.21%	0.16%	0.11%	0.00	%*	0.07%	0.00	%*
MidCap Fund	0.09%	0.11%	0.11%	0.21%	0.16%	0.10%	0.00	%*	0.04%	0.00	%*
MidCap Value Fund	0.16%	0.20%	0.08%	0.20%	0.16%	0.11%	N/A		0.09%	0.00	%*
Quality Value Fund	0.18%	0.25%	0.09%	0.21%	0.16%	0.11%	0.00	%*	0.11%	0.00	%*
Small Cap Growth Fund	0.18%	0.15%	0.07%	0.20%	0.17%	0.09%	0.00	%*	0.05%	0.00	%*
Small Cap Value Fund	0.21%	0.21%	0.07%	0.18%	0.14%	0.10%	0.00	%*	0.05%	0.00	%*
Small Company Fund	0.12%	0.22%	0.09%	0.20%	0.16%	0.10%	0.00	%*	0.05%	0.00	%*

*	Amount rounds to 0.00%

8.	Securities Lending:

Each Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Capital Appreciation Fund	$29,314,155	$(29,314,155)	$—
Core Equity Fund	32,836,316	(32,836,316)	—
Dividend and Growth Fund	128,813,149	(128,813,149)	—
Equity Income Fund	44,137,098	(44,137,098)	—
Growth Opportunities Fund	31,554,884	(31,554,884)	—
Healthcare Fund	59,222,156	(59,222,156)	—
MidCap Fund	181,467,213	(181,467,213)	—
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	5,158,100	(5,158,100)	—

92

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Small Cap Value Fund	$1,801,074	$(1,801,074)	$—
Small Company Fund	10,489,682	(10,489,682)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Capital Appreciation Fund	$30,551,900	$—
Core Equity Fund	34,455,055	—
Dividend and Growth Fund	127,310,445	—
Equity Income Fund	43,656,808	—
Growth Opportunities Fund	33,465,462	—
Healthcare Fund	59,482,923	1
MidCap Fund	183,699,437	—
MidCap Value Fund	—	—
Quality Value Fund	—	—
Small Cap Growth Fund	5,365,348	—
Small Cap Value Fund	1,943,937	—
Small Company Fund	11,132,913	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Capital Appreciation Fund
Securities Lending Transactions(1)
Common Stocks	$30,551,900	$—	$—	$—	$30,551,900

Total Borrowings	$30,551,900	$—	$—	$—	$30,551,900

Gross amount of recognized liabilities for securities lending transactions					$30,551,900

Core Equity Fund
Securities Lending Transactions(1)
Common Stocks	$34,455,055	$—	$—	$—	$34,455,055

Total Borrowings	$34,455,055	$—	$—	$—	$34,455,055

Gross amount of recognized liabilities for securities lending transactions					$34,455,055

Dividend and Growth Fund
Securities Lending Transactions(1)
Common Stocks	$127,310,445	$—	$—	$—	$127,310,445

Total Borrowings	$127,310,445	$—	$—	$—	$127,310,445

Gross amount of recognized liabilities for securities lending transactions					$127,310,445

Equity Income Fund
Securities Lending Transactions(1)
Common Stocks	$43,656,808	$—	$—	$—	$43,656,808

Total Borrowings	$43,656,808	$—	$—	$—	$43,656,808

Gross amount of recognized liabilities for securities lending transactions					$43,656,808

Growth Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$33,465,462	$—	$—	$—	$33,465,462

Total Borrowings	$33,465,462	$—	$—	$—	$33,465,462

Gross amount of recognized liabilities for securities lending transactions					$33,465,462

93

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Healthcare Fund
Securities Lending Transactions(1)
Common Stocks	$59,482,923	$—	$—	$—	$59,482,923

Total Borrowings	$59,482,923	$—	$—	$—	$59,482,923

Gross amount of recognized liabilities for securities lending transactions					$59,482,923

MidCap Fund
Securities Lending Transactions(1)
Common Stocks	$183,699,437	$—	$—	$—	$183,699,437

Total Borrowings	$183,699,437	$—	$—	$—	$183,699,437

Gross amount of recognized liabilities for securities lending transactions					$183,699,437

Small Cap Growth Fund
Securities Lending Transactions(1)
Common Stocks	$5,365,348	$—	$—	$—	$5,365,348

Total Borrowings	$5,365,348	$—	$—	$—	$5,365,348

Gross amount of recognized liabilities for securities lending transactions					$5,365,348

Small Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$1,943,937	$—	$—	$—	$1,943,937

Total Borrowings	$1,943,937	$—	$—	$—	$1,943,937

Gross amount of recognized liabilities for securities lending transactions					$1,943,937

Small Company Fund
Securities Lending Transactions(1)
Common Stocks	$11,132,913	$—	$—	$—	$11,132,913

Total Borrowings	$11,132,913	$—	$—	$—	$11,132,913

Gross amount of recognized liabilities for securities lending transactions					$11,132,913

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	90%	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6	Class Y	Class F
Small Cap Value Fund	—	—	—	—	—	0	%*	—	—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	7%
Core Equity Fund	3%
Dividend and Growth Fund	7%
Equity Income Fund	6%
Growth Opportunities Fund	2%

94

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Funds	Percentage of Fund*
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	2%
Small Cap Value Fund	36%
Small Company Fund	6%

*	As of April 30, 2021, affiliated funds of funds and the 529 plan invest in Class F shares.

11.	Affiliated Security Transactions:

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six-month period ended April 30, 2021, the MidCap Fund and Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below:

A summary of affiliate transactions for the MidCap Fund and Small Company Fund for the six-month period ended April 30, 2021 is as follows:

Affiliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
MidCap Fund
Coherent, Inc.*	$187,569,718	$18,058,381	$221,253,938	$88,080,939	$117,152,487	$189,607,587	729,288	$—	$—
CommScope Holding Co., Inc.	137,679,930	33,541,928	46,443,175	(33,847,038)	159,321,514	250,253,159	15,212,958	—	—
II-VI, Inc.*	281,918,456	38,227,882	153,472,960	66,620,449	78,452,702	311,746,529	4,643,231	—	—
KAR Auction Services, Inc.	166,382,725	2,968,202	58,682,929	(25,092,862)	32,477,815	118,052,951	7,875,447	—	—
NuVasive, Inc.*	122,529,543	32,302,483	52,639,462	(10,134,128)	73,697,133	165,755,569	2,319,882	—	—
PTC Therapeutics, Inc.*	185,643,379	12,463,678	26,262,740	88,170	(35,104,325)	136,828,162	3,320,266	—	—
Teradata Corp.*	158,390,567	1,602,654	184,070,646	35,520,455	194,984,743	206,427,773	4,172,787	—	—

Total	$1,240,114,318	$139,165,208	$742,825,850	$121,235,985	$620,982,069	$1,378,671,730	38,273,859	$—	$—

*	Not an affiliate as of April 30, 2021.

Affiliated Investments	Beginning Value as of November 1, 2020	Purchases at Cost	Proceeds from Sales	Return of Capital	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income	Capital Gain Distributions
Small Company Fund
Allstar Co.	$2,634,744	$—	$—	$(1,364,479)	$2,572,070	$3,842,335	3,136,600	$—	$729,066

Total	$2,634,744	$—	$—	$(1,364,479)	$2,572,070	$3,842,335	3,136,600	$—	$729,066

12.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$2,671,532,812	$3,150,660,365	$—	$—	$2,671,532,812	$3,150,660,365
Core Equity Fund	1,733,440,563	913,322,017	—	—	1,733,440,563	913,322,017
Dividend and Growth Fund	1,567,843,983	1,447,923,547	—	—	1,567,843,983	1,447,923,547
Equity Income Fund	521,488,625	718,019,515	—	—	521,488,625	718,019,515
Growth Opportunities Fund	4,237,998,376	4,130,776,841	—	—	4,237,998,376	4,130,776,841
Healthcare Fund	327,637,975	367,900,559	—	—	327,637,975	367,900,559
MidCap Fund	2,258,918,530	4,000,163,967	—	—	2,258,918,530	4,000,163,967
MidCap Value Fund	226,052,015	255,451,389	—	—	226,052,015	255,451,389
Quality Value Fund	23,605,568	32,170,761	—	—	23,605,568	32,170,761
Small Cap Growth Fund	228,999,083	361,850,046	—	—	228,999,083	361,850,046
Small Cap Value Fund	53,482,347	45,431,878	—	—	53,482,347	45,431,878
Small Company Fund	644,307,334	612,931,450	—	—	644,307,334	612,931,450

95

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

13.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and the year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	2,362,107	$105,570,318	4,936,646	$174,349,729
Shares Issued for Reinvested Dividends	5,909,806	249,120,366	6,205,381	227,070,199
Shares Redeemed	(7,649,560)	(335,062,001)	(20,320,300)	(726,270,861)

Net Increase (Decrease)	622,353	19,628,683	(9,178,273)	(324,850,933)

Class C
Shares Sold	254,483	$7,811,075	646,385	$16,546,122
Shares Issued for Reinvested Dividends	423,352	12,493,106	576,523	15,076,069
Shares Redeemed	(2,247,678)	(71,238,569)	(5,045,288)	(130,502,671)

Net Increase (Decrease)	(1,569,843)	(50,934,388)	(3,822,380)	(98,880,480)

Class I
Shares Sold	1,132,504	$50,206,541	1,956,471	$70,731,684
Shares Issued for Reinvested Dividends	692,879	29,440,161	771,728	28,460,949
Shares Redeemed	(1,712,385)	(75,136,504)	(5,242,907)	(186,790,433)

Net Increase (Decrease)	112,998	4,510,198	(2,514,708)	(87,597,800)

Class R3
Shares Sold	57,303	$2,831,673	116,903	$4,540,361
Shares Issued for Reinvested Dividends	40,202	1,911,571	46,694	1,912,115
Shares Redeemed	(177,450)	(8,820,922)	(408,486)	(16,587,839)

Net Increase (Decrease)	(79,945)	(4,077,678)	(244,889)	(10,135,363)

Class R4
Shares Sold	51,055	$2,652,952	102,404	$4,357,340
Shares Issued for Reinvested Dividends	28,656	1,422,120	34,702	1,480,745
Shares Redeemed	(142,917)	(7,292,405)	(305,424)	(13,165,782)

Net Increase (Decrease)	(63,206)	(3,217,333)	(168,318)	(7,327,697)

Class R5
Shares Sold	24,693	$1,292,879	73,396	$3,082,937
Shares Issued for Reinvested Dividends	31,983	1,626,764	37,234	1,629,967
Shares Redeemed	(109,263)	(5,863,299)	(247,588)	(10,879,629)

Net Increase (Decrease)	(52,587)	(2,943,656)	(136,958)	(6,166,725)

Class R6
Shares Sold	36,665	$1,950,363	154,746	$6,189,604
Shares Issued for Reinvested Dividends	11,975	613,867	80,778	3,562,525
Shares Redeemed	(33,188)	(1,750,932)	(1,780,995)	(77,069,137)

Net Increase (Decrease)	15,452	813,298	(1,545,471)	(67,317,008)

Class Y
Shares Sold	202,239	$10,758,496	406,425	$17,905,774
Shares Issued for Reinvested Dividends	97,100	4,973,187	187,899	8,281,321
Shares Redeemed	(476,906)	(25,640,505)	(2,600,260)	(116,860,535)

Net Increase (Decrease)	(177,567)	(9,908,822)	(2,005,936)	(90,673,440)

Class F
Shares Sold	655,533	$28,817,625	2,953,391	$96,156,703
Shares Issued for Reinvested Dividends	996,586	42,357,183	1,088,641	40,167,416
Shares Redeemed	(1,847,747)	(81,647,309)	(6,078,654)	(219,729,113)

Net Increase (Decrease)	(195,628)	(10,472,501)	(2,036,622)	(83,404,994)

Total Net Increase (Decrease)	(1,387,973)	$(56,602,199)	(21,653,555)	$(776,354,440)

Core Equity Fund
Class A
Shares Sold	5,224,749	$217,688,361	12,000,329	$399,459,192
Shares Issued for Reinvested Dividends	170,767	6,957,062	652,243	22,377,578
Shares Redeemed	(3,200,634)	(132,319,078)	(7,386,228)	(240,896,634)

Net Increase (Decrease)	2,194,882	92,326,345	5,266,344	180,940,136

96

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Core Equity Fund – (continued)
Class C
Shares Sold	1,551,185	$58,309,473	4,551,296	$137,663,560
Shares Issued for Reinvested Dividends	—	—	247,606	7,653,796
Shares Redeemed	(1,814,211)	(68,899,166)	(3,263,520)	(99,295,785)

Net Increase (Decrease)	(263,026)	(10,589,693)	1,535,382	46,021,571

Class I
Shares Sold	25,949,155	$1,090,468,981	55,251,441	$1,824,328,535
Shares Issued for Reinvested Dividends	587,802	23,982,316	1,340,855	46,209,109
Shares Redeemed	(12,847,636)	(539,483,973)	(27,336,937)	(896,498,720)

Net Increase (Decrease)	13,689,321	574,967,324	29,255,359	974,038,924

Class R3
Shares Sold	173,578	$7,301,003	599,499	$20,904,257
Shares Issued for Reinvested Dividends	3,454	143,013	21,100	731,315
Shares Redeemed	(167,563)	(7,023,046)	(352,314)	(11,904,251)

Net Increase (Decrease)	9,469	420,970	268,285	9,731,321

Class R4
Shares Sold	861,339	$38,018,650	1,581,637	$56,055,128
Shares Issued for Reinvested Dividends	22,870	962,136	100,713	3,564,282
Shares Redeemed	(591,697)	(25,453,162)	(1,491,613)	(51,795,823)

Net Increase (Decrease)	292,512	13,527,624	190,737	7,823,587

Class R5
Shares Sold	382,196	$16,054,775	1,134,925	$38,804,050
Shares Issued for Reinvested Dividends	30,689	1,262,537	159,932	5,552,692
Shares Redeemed	(855,524)	(36,103,890)	(2,986,041)	(101,176,396)

Net Increase (Decrease)	(442,639)	(18,786,578)	(1,691,184)	(56,819,654)

Class R6
Shares Sold	3,416,170	$144,322,536	16,027,389	$553,894,759
Shares Issued for Reinvested Dividends	161,700	6,679,826	209,189	7,302,091
Shares Redeemed	(2,517,963)	(105,744,535)	(3,524,239)	(123,476,087)

Net Increase (Decrease)	1,059,907	45,257,827	12,712,339	437,720,763

Class Y
Shares Sold	2,809,964	$118,327,259	11,888,408	$397,928,760
Shares Issued for Reinvested Dividends	139,865	5,777,841	285,662	9,972,693
Shares Redeemed	(2,325,912)	(100,241,415)	(4,866,025)	(165,866,944)

Net Increase (Decrease)	623,917	23,863,685	7,308,045	242,034,509

Class F
Shares Sold	12,045,859	$503,573,923	29,798,828	$1,002,322,628
Shares Issued for Reinvested Dividends	532,223	21,725,333	1,403,840	48,429,362
Shares Redeemed	(10,950,419)	(463,449,971)	(18,375,875)	(609,580,679)

Net Increase (Decrease)	1,627,663	61,849,285	12,826,793	441,171,311

Total Net Increase (Decrease)	18,792,006	$782,836,789	67,672,100	$2,282,662,468

Dividend and Growth Fund
Class A
Shares Sold	5,826,693	$171,308,360	12,878,095	$307,347,699
Shares Issued for Reinvested Dividends	3,788,919	104,922,835	6,355,646	158,639,507
Shares Redeemed	(9,676,912)	(275,312,770)	(23,863,951)	(575,703,006)

Net Increase (Decrease)	(61,300)	918,425	(4,630,210)	(109,715,800)

Class C
Shares Sold	654,431	$18,170,504	1,341,581	$31,800,923
Shares Issued for Reinvested Dividends	144,680	3,820,201	277,274	6,745,974
Shares Redeemed	(1,698,422)	(48,587,828)	(3,403,410)	(78,986,558)

Net Increase (Decrease)	(899,311)	(26,597,123)	(1,784,555)	(40,439,661)

Class I
Shares Sold	17,386,038	$503,400,687	44,546,101	$1,034,422,781
Shares Issued for Reinvested Dividends	1,975,493	54,573,897	2,167,389	53,242,132
Shares Redeemed	(8,664,182)	(245,634,981)	(18,862,040)	(444,869,560)

Net Increase (Decrease)	10,697,349	312,339,603	27,851,450	642,795,353

97

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Dividend and Growth Fund – (continued)
Class R3
Shares Sold	157,259	$4,640,849	319,957	$7,867,244
Shares Issued for Reinvested Dividends	55,702	1,562,890	98,410	2,513,108
Shares Redeemed	(290,309)	(8,490,649)	(713,282)	(17,768,056)

Net Increase (Decrease)	(77,348)	(2,286,910)	(294,915)	(7,387,704)

Class R4
Shares Sold	228,790	$6,783,372	646,555	$15,896,512
Shares Issued for Reinvested Dividends	66,870	1,894,797	137,823	3,531,150
Shares Redeemed	(658,564)	(18,959,003)	(1,673,250)	(42,325,963)

Net Increase (Decrease)	(362,904)	(10,280,834)	(888,872)	(22,898,301)

Class R5
Shares Sold	1,379,093	$40,959,809	2,555,808	$63,782,124
Shares Issued for Reinvested Dividends	79,900	2,283,220	142,472	3,650,977
Shares Redeemed	(1,090,930)	(31,709,065)	(2,841,394)	(70,963,602)

Net Increase (Decrease)	368,063	11,533,964	(143,114)	(3,530,501)

Class R6
Shares Sold	4,881,442	$142,809,973	4,880,872	$113,525,683
Shares Issued for Reinvested Dividends	232,278	6,665,535	237,877	5,996,137
Shares Redeemed	(1,156,408)	(33,895,676)	(1,733,037)	(42,798,399)

Net Increase (Decrease)	3,957,312	115,579,832	3,385,712	76,723,421

Class Y
Shares Sold	9,583,023	$282,979,251	9,848,904	$247,712,473
Shares Issued for Reinvested Dividends	805,389	23,030,432	1,131,629	28,911,339
Shares Redeemed	(8,643,052)	(260,056,471)	(7,635,109)	(181,522,018)

Net Increase (Decrease)	1,745,360	45,953,212	3,345,424	95,101,794

Class F
Shares Sold	17,452,127	$501,929,765	27,526,744	$644,478,859
Shares Issued for Reinvested Dividends	3,371,391	93,017,510	5,376,050	132,513,123
Shares Redeemed	(14,914,161)	(431,402,325)	(29,713,611)	(707,975,552)

Net Increase (Decrease)	5,909,357	163,544,950	3,189,183	69,016,430

Total Net Increase (Decrease)	21,276,578	$610,705,119	30,030,103	$699,665,031

Equity Income Fund
Class A
Shares Sold	5,140,320	$108,091,101	7,828,556	$136,913,278
Shares Issued for Reinvested Dividends	1,514,565	30,595,265	6,504,295	121,363,438
Shares Redeemed	(5,647,088)	(115,153,780)	(14,827,638)	(260,683,783)

Net Increase (Decrease)	1,007,797	23,532,586	(494,787)	(2,407,067)

Class C
Shares Sold	336,246	$6,918,989	919,038	$16,271,303
Shares Issued for Reinvested Dividends	168,776	3,365,813	1,018,170	19,066,339
Shares Redeemed	(3,338,891)	(70,377,450)	(5,650,866)	(99,286,782)

Net Increase (Decrease)	(2,833,869)	(60,092,648)	(3,713,658)	(63,949,140)

Class I
Shares Sold	8,039,137	$163,764,774	24,304,724	$412,538,522
Shares Issued for Reinvested Dividends	1,139,977	22,914,659	3,968,707	73,365,491
Shares Redeemed	(8,250,339)	(168,490,718)	(20,447,146)	(354,091,319)

Net Increase (Decrease)	928,775	18,188,715	7,826,285	131,812,694

Class R3
Shares Sold	104,486	$2,187,083	271,229	$4,760,437
Shares Issued for Reinvested Dividends	32,024	645,810	167,445	3,145,148
Shares Redeemed	(266,800)	(5,512,266)	(802,663)	(14,461,635)

Net Increase (Decrease)	(130,290)	(2,679,373)	(363,989)	(6,556,050)

Class R4
Shares Sold	188,634	$3,819,860	608,869	$10,607,139
Shares Issued for Reinvested Dividends	32,939	666,170	165,375	3,099,772
Shares Redeemed	(480,325)	(9,662,891)	(1,115,129)	(20,177,582)

Net Increase (Decrease)	(258,752)	(5,176,861)	(340,885)	(6,470,671)

98

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Equity Income Fund – (continued)
Class R5
Shares Sold	1,338,172	$27,153,687	802,326	$14,635,220
Shares Issued for Reinvested Dividends	70,190	1,434,331	278,873	5,250,372
Shares Redeemed	(771,559)	(15,858,640)	(1,956,200)	(36,004,334)

Net Increase (Decrease)	636,803	12,729,378	(875,001)	(16,118,742)

Class R6
Shares Sold	633,421	$13,025,631	1,617,179	$29,511,931
Shares Issued for Reinvested Dividends	62,415	1,278,353	215,494	4,044,046
Shares Redeemed	(445,658)	(9,222,926)	(1,293,116)	(23,556,776)

Net Increase (Decrease)	250,178	5,081,058	539,557	9,999,201

Class Y
Shares Sold	770,546	$15,800,728	2,226,330	$40,140,301
Shares Issued for Reinvested Dividends	87,067	1,782,374	392,940	7,398,398
Shares Redeemed	(545,473)	(11,290,484)	(3,219,621)	(56,256,214)

Net Increase (Decrease)	312,140	6,292,618	(600,351)	(8,717,515)

Class F
Shares Sold	4,793,354	$97,591,865	11,762,717	$205,404,640
Shares Issued for Reinvested Dividends	1,091,114	21,905,423	4,181,434	77,191,341
Shares Redeemed	(8,954,553)	(185,922,261)	(11,310,899)	(199,892,407)

Net Increase (Decrease)	(3,070,085)	(66,424,973)	4,633,252	82,703,574

Total Net Increase (Decrease)	(3,157,303)	$(68,549,500)	6,610,423	$120,296,284

Growth Opportunities Fund
Class A
Shares Sold	3,303,437	$189,050,269	5,812,021	$259,824,535
Shares Issued for Reinvested Dividends	7,642,030	408,390,102	3,358,472	128,192,872
Shares Redeemed	(4,093,486)	(233,007,350)	(8,349,301)	(364,377,295)

Net Increase (Decrease)	6,851,981	364,433,021	821,192	23,640,112

Class C
Shares Sold	1,272,768	$29,815,826	2,155,278	$46,083,147
Shares Issued for Reinvested Dividends	4,008,709	87,309,675	1,561,881	29,066,389
Shares Redeemed	(3,332,243)	(79,279,529)	(5,277,715)	(112,869,127)

Net Increase (Decrease)	1,949,234	37,845,972	(1,560,556)	(37,719,591)

Class I
Shares Sold	4,322,966	$265,505,025	8,087,671	$380,046,455
Shares Issued for Reinvested Dividends	3,207,164	185,309,937	1,712,981	69,821,119
Shares Redeemed	(4,615,770)	(282,193,635)	(16,144,778)	(718,420,627)

Net Increase (Decrease)	2,914,360	168,621,327	(6,344,126)	(268,553,053)

Class R3
Shares Sold	169,095	$9,636,659	183,888	$8,139,758
Shares Issued for Reinvested Dividends	133,397	7,088,738	70,480	2,685,999
Shares Redeemed	(226,900)	(12,926,995)	(510,198)	(22,155,084)

Net Increase (Decrease)	75,592	3,798,402	(255,830)	(11,329,327)

Class R4
Shares Sold	166,223	$10,302,367	248,241	$12,098,571
Shares Issued for Reinvested Dividends	149,375	8,675,642	84,663	3,477,115
Shares Redeemed	(278,997)	(17,393,609)	(714,482)	(33,779,284)

Net Increase (Decrease)	36,601	1,584,400	(381,578)	(18,203,598)

Class R5
Shares Sold	66,858	$4,459,935	145,107	$7,246,281
Shares Issued for Reinvested Dividends	44,659	2,790,306	30,971	1,353,114
Shares Redeemed	(125,739)	(8,113,087)	(373,606)	(18,780,243)

Net Increase (Decrease)	(14,222)	(862,846)	(197,528)	(10,180,848)

Class R6
Shares Sold	298,774	$20,070,998	306,651	$16,060,946
Shares Issued for Reinvested Dividends	77,962	4,986,464	28,918	1,288,564
Shares Redeemed	(109,690)	(7,449,039)	(200,896)	(10,416,531)

Net Increase (Decrease)	267,046	17,608,423	134,673	6,932,979

99

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Growth Opportunities Fund – (continued)
Class Y
Shares Sold	1,608,179	$109,240,433	4,986,167	$311,128,698
Shares Issued for Reinvested Dividends	841,194	53,752,317	199,027	8,864,641
Shares Redeemed	(1,269,428)	(87,058,087)	(2,009,071)	(111,330,500)

Net Increase (Decrease)	1,179,945	75,934,663	3,176,123	208,662,839

Class F
Shares Sold	3,461,774	$214,700,968	3,945,706	$196,024,123
Shares Issued for Reinvested Dividends	1,886,638	109,557,047	769,915	31,497,242
Shares Redeemed	(2,713,709)	(167,976,505)	(3,691,002)	(177,948,400)

Net Increase (Decrease)	2,634,703	156,281,510	1,024,619	49,572,965

Total Net Increase (Decrease)	15,895,240	$825,244,872	(3,583,011)	$(57,177,522)

Healthcare Fund
Class A
Shares Sold	1,247,060	$52,608,979	1,358,922	$51,528,734
Shares Issued for Reinvested Dividends	2,232,980	90,190,081	1,142,449	42,179,219
Shares Redeemed	(1,549,452)	(65,107,257)	(2,954,883)	(111,468,464)

Net Increase (Decrease)	1,930,588	77,691,803	(453,512)	(17,760,511)

Class C
Shares Sold	251,801	$7,919,023	416,479	$12,224,079
Shares Issued for Reinvested Dividends	743,990	22,349,458	382,047	10,983,839
Shares Redeemed	(861,163)	(27,037,755)	(1,283,408)	(37,962,383)

Net Increase (Decrease)	134,628	3,230,726	(484,882)	(14,754,465)

Class I
Shares Sold	1,512,004	$68,143,933	2,595,432	$104,468,275
Shares Issued for Reinvested Dividends	924,714	40,077,121	416,322	16,319,822
Shares Redeemed	(1,361,843)	(61,315,638)	(2,244,715)	(89,839,287)

Net Increase (Decrease)	1,074,875	46,905,416	767,039	30,948,810

Class R3
Shares Sold	86,595	$3,748,055	197,480	$7,654,724
Shares Issued for Reinvested Dividends	90,203	3,742,540	55,830	2,117,618
Shares Redeemed	(136,651)	(5,935,818)	(439,877)	(17,102,681)

Net Increase (Decrease)	40,147	1,554,777	(186,567)	(7,330,339)

Class R4
Shares Sold	86,854	$4,014,415	200,061	$8,245,646
Shares Issued for Reinvested Dividends	58,738	2,616,195	36,845	1,484,498
Shares Redeemed	(146,649)	(6,763,502)	(365,083)	(15,109,587)

Net Increase (Decrease)	(1,057)	(132,892)	(128,177)	(5,379,443)

Class R5
Shares Sold	59,261	$2,920,562	209,035	$9,163,668
Shares Issued for Reinvested Dividends	25,326	1,201,964	8,515	362,223
Shares Redeemed	(55,540)	(2,733,062)	(137,584)	(5,877,478)

Net Increase (Decrease)	29,047	1,389,464	79,966	3,648,413

Class R6
Shares Sold	29,492	$1,493,982	54,266	$2,377,216
Shares Issued for Reinvested Dividends	9,082	438,736	3,211	138,636
Shares Redeemed	(6,122)	(303,429)	(9,001)	(390,531)

Net Increase (Decrease)	32,452	1,629,289	48,476	2,125,321

Class Y
Shares Sold	324,624	$16,335,382	542,348	$23,900,470
Shares Issued for Reinvested Dividends	219,387	10,587,619	96,305	4,156,525
Shares Redeemed	(194,967)	(9,767,311)	(367,262)	(16,122,522)

Net Increase (Decrease)	349,044	17,155,690	271,391	11,934,473

Class F
Shares Sold	169,426	$7,726,906	135,930	$5,893,269
Shares Issued for Reinvested Dividends	89,913	3,913,893	45,179	1,776,419
Shares Redeemed	(159,910)	(7,278,634)	(154,961)	(6,147,780)

Net Increase (Decrease)	99,429	4,362,165	26,148	1,521,908

Total Net Increase (Decrease)	3,689,153	$153,786,438	(60,118)	$4,954,167

100

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
MidCap Fund
Class A
Shares Sold	3,385,730	$120,376,730	7,479,560	$213,627,977
Shares Issued for Reinvested Dividends	10,539,048	343,678,363	4,994,716	148,592,803
Shares Redeemed	(7,141,999)	(249,587,471)	(16,503,575)	(468,979,095)

Net Increase (Decrease)	6,782,779	214,467,622	(4,029,299)	(106,758,315)

Class C
Shares Sold	660,032	$14,605,107	1,573,527	$30,282,962
Shares Issued for Reinvested Dividends	3,497,780	71,039,908	1,866,822	37,149,763
Shares Redeemed	(4,092,642)	(91,311,399)	(8,672,532)	(165,685,884)

Net Increase (Decrease)	65,170	(5,666,384)	(5,232,183)	(98,253,159)

Class I
Shares Sold	10,590,735	$391,341,728	46,979,290	$1,323,608,186
Shares Issued for Reinvested Dividends	13,770,100	469,422,719	6,833,413	211,084,130
Shares Redeemed	(20,353,035)	(746,834,855)	(65,064,509)	(1,964,863,323)

Net Increase (Decrease)	4,007,800	113,929,592	(11,251,806)	(430,171,007)

Class R3
Shares Sold	210,704	$8,472,031	732,243	$22,709,563
Shares Issued for Reinvested Dividends	278,856	10,337,182	135,870	4,553,016
Shares Redeemed	(549,358)	(21,914,819)	(1,028,675)	(33,458,482)

Net Increase (Decrease)	(59,798)	(3,105,606)	(160,562)	(6,195,903)

Class R4
Shares Sold	400,240	$16,857,236	1,188,661	$39,805,895
Shares Issued for Reinvested Dividends	530,397	20,812,764	324,499	11,409,397
Shares Redeemed	(1,650,043)	(69,622,686)	(3,333,796)	(113,157,709)

Net Increase (Decrease)	(719,406)	(31,952,686)	(1,820,636)	(61,942,417)

Class R5
Shares Sold	1,245,904	$54,074,994	2,214,020	$77,371,989
Shares Issued for Reinvested Dividends	805,971	32,980,317	534,352	19,461,090
Shares Redeemed	(2,805,364)	(122,979,186)	(6,388,662)	(229,431,554)

Net Increase (Decrease)	(753,489)	(35,923,875)	(3,640,290)	(132,598,475)

Class R6
Shares Sold	4,699,649	$208,175,159	13,129,081	$470,477,844
Shares Issued for Reinvested Dividends	3,932,733	163,365,732	1,978,533	72,988,070
Shares Redeemed	(12,757,587)	(569,279,198)	(15,444,055)	(551,163,077)

Net Increase (Decrease)	(4,125,205)	(197,738,307)	(336,441)	(7,697,163)

Class Y
Shares Sold	2,708,639	$121,360,656	8,081,483	$279,248,651
Shares Issued for Reinvested Dividends	2,564,133	106,283,299	1,713,171	63,096,079
Shares Redeemed	(10,375,673)	(464,402,439)	(21,978,523)	(783,693,402)

Net Increase (Decrease)	(5,102,901)	(236,758,484)	(12,183,869)	(441,348,672)

Class F
Shares Sold	6,235,030	$231,335,695	20,067,998	$592,511,897
Shares Issued for Reinvested Dividends	7,742,034	265,242,076	3,417,284	105,901,640
Shares Redeemed	(13,038,647)	(482,717,326)	(19,463,971)	(580,117,317)

Net Increase (Decrease)	938,417	13,860,445	4,021,311	118,296,220

Total Net Increase (Decrease)	1,033,367	$(168,887,683)	(34,633,775)	$(1,166,668,891)

MidCap Value Fund
Class A
Shares Sold	1,285,988	$20,650,120	2,480,138	$30,751,925
Shares Issued for Reinvested Dividends	56,642	831,510	633,942	9,248,149
Shares Redeemed	(1,494,732)	(23,041,600)	(4,519,018)	(55,158,666)

Net Increase (Decrease)	(152,102)	(1,559,970)	(1,404,938)	(15,158,592)

Class C
Shares Sold	29,017	$377,272	121,039	$1,113,875
Shares Issued for Reinvested Dividends	—	—	40,108	460,945
Shares Redeemed	(269,966)	(3,447,353)	(556,664)	(5,538,552)

Net Increase (Decrease)	(240,949)	(3,070,081)	(395,517)	(3,963,732)

101

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

MidCap Value Fund – (continued)
Class I
Shares Sold	196,854	$3,233,009	520,034	$6,756,443
Shares Issued for Reinvested Dividends	7,619	112,984	66,544	983,484
Shares Redeemed	(459,589)	(6,936,621)	(1,126,169)	(13,885,918)

Net Increase (Decrease)	(255,116)	(3,590,628)	(539,591)	(6,145,991)

Class R3
Shares Sold	31,415	$540,136	83,482	$1,027,547
Shares Issued for Reinvested Dividends	—	—	12,474	191,545
Shares Redeemed	(52,171)	(885,959)	(211,872)	(2,849,232)

Net Increase (Decrease)	(20,756)	(345,823)	(115,916)	(1,630,140)

Class R4
Shares Sold	42,902	$746,234	112,090	$1,454,297
Shares Issued for Reinvested Dividends	1,122	17,850	19,234	303,476
Shares Redeemed	(131,329)	(2,078,626)	(222,635)	(3,007,462)

Net Increase (Decrease)	(87,305)	(1,314,542)	(91,311)	(1,249,689)

Class R5
Shares Sold	6,060	$106,353	9,680	$139,991
Shares Issued for Reinvested Dividends	586	9,446	2,874	46,111
Shares Redeemed	(5,394)	(96,977)	(7,314)	(94,084)

Net Increase (Decrease)	1,252	18,822	5,240	92,018

Class Y
Shares Sold	385,447	$6,402,601	126,076	$1,744,448
Shares Issued for Reinvested Dividends	5,606	90,649	24,096	388,031
Shares Redeemed	(156,822)	(2,792,327)	(202,609)	(2,806,695)

Net Increase (Decrease)	234,231	3,700,923	(52,437)	(674,216)

Class F
Shares Sold	2,574,966	$40,896,469	8,138,328	$100,149,062
Shares Issued for Reinvested Dividends	163,610	2,424,705	724,542	10,710,609
Shares Redeemed	(3,321,397)	(52,454,546)	(6,157,364)	(78,365,435)

Net Increase (Decrease)	(582,821)	(9,133,372)	2,705,506	32,494,236

Total Net Increase (Decrease)	(1,103,566)	$(15,294,671)	111,036	$3,763,894

Quality Value Fund
Class A
Shares Sold	256,795	$5,833,526	439,196	$8,293,523
Shares Issued for Reinvested Dividends	151,354	3,182,978	399,950	8,456,495
Shares Redeemed	(534,171)	(11,788,432)	(1,349,336)	(25,330,604)

Net Increase (Decrease)	(126,022)	(2,771,928)	(510,190)	(8,580,586)

Class C
Shares Sold	20,888	$403,385	27,218	$445,180
Shares Issued for Reinvested Dividends	3,530	63,188	16,808	302,140
Shares Redeemed	(90,698)	(1,779,229)	(189,929)	(3,063,775)

Net Increase (Decrease)	(66,280)	(1,312,656)	(145,903)	(2,316,455)

Class I
Shares Sold	92,610	$2,073,689	116,192	$2,216,237
Shares Issued for Reinvested Dividends	14,220	294,345	32,925	686,590
Shares Redeemed	(60,447)	(1,320,486)	(167,957)	(3,198,931)

Net Increase (Decrease)	46,383	1,047,548	(18,840)	(296,104)

Class R3
Shares Sold	2,758	$62,195	5,088	$93,854
Shares Issued for Reinvested Dividends	828	17,729	2,697	57,990
Shares Redeemed	(4,023)	(90,051)	(20,388)	(402,055)

Net Increase (Decrease)	(437)	(10,127)	(12,603)	(250,211)

Class R4
Shares Sold	32,750	$755,681	42,840	$822,386
Shares Issued for Reinvested Dividends	4,243	91,734	13,979	303,759
Shares Redeemed	(30,047)	(669,404)	(131,128)	(2,658,103)

Net Increase (Decrease)	6,946	178,011	(74,309)	(1,531,958)

102

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Quality Value Fund – (continued)
Class R5
Shares Sold	81	$1,879	510	$10,672
Shares Issued for Reinvested Dividends	265	5,775	566	12,405
Shares Redeemed	(22)	(520)	(173)	(3,456)

Net Increase (Decrease)	324	7,134	903	19,621

Class R6
Shares Sold	5,387	$122,962	25,758	$484,275
Shares Issued for Reinvested Dividends	536	11,697	83	1,828
Shares Redeemed	(5,056)	(118,116)	(2,382)	(47,033)

Net Increase (Decrease)	867	16,543	23,459	439,070

Class Y
Shares Sold	455	$10,224	7,651	$158,274
Shares Issued for Reinvested Dividends	473	10,318	1,541	33,830
Shares Redeemed	(1,455)	(36,030)	(17,842)	(304,447)

Net Increase (Decrease)	(527)	(15,488)	(8,650)	(112,343)

Class F
Shares Sold	49,797	$1,093,435	110,798	$1,978,094
Shares Issued for Reinvested Dividends	12,550	258,522	31,266	650,547
Shares Redeemed	(45,597)	(971,494)	(181,962)	(3,365,916)

Net Increase (Decrease)	16,750	380,463	(39,898)	(737,275)

Total Net Increase (Decrease)	(121,996)	$(2,480,500)	(786,031)	$(13,366,241)

Small Cap Growth Fund
Class A
Shares Sold	112,097	$7,030,487	129,404	$5,969,147
Shares Issued for Reinvested Dividends	280,755	16,331,511	64,625	3,116,821
Shares Redeemed	(230,250)	(14,278,385)	(602,309)	(27,705,360)

Net Increase (Decrease)	162,602	9,083,613	(408,280)	(18,619,392)

Class C
Shares Sold	9,137	$364,337	4,911	$150,801
Shares Issued for Reinvested Dividends	40,883	1,524,921	10,908	352,646
Shares Redeemed	(91,091)	(3,684,102)	(164,584)	(5,078,582)

Net Increase (Decrease)	(41,071)	(1,794,844)	(148,765)	(4,575,135)

Class I
Shares Sold	160,693	$10,700,632	1,191,528	$51,688,394
Shares Issued for Reinvested Dividends	118,956	7,339,599	57,456	2,916,489
Shares Redeemed	(363,924)	(23,325,943)	(3,414,260)	(171,804,734)

Net Increase (Decrease)	(84,275)	(5,285,712)	(2,165,276)	(117,199,851)

Class R3
Shares Sold	25,415	$1,504,669	41,973	$1,789,694
Shares Issued for Reinvested Dividends	11,592	661,760	3,087	146,681
Shares Redeemed	(19,580)	(1,206,037)	(119,534)	(5,504,341)

Net Increase (Decrease)	17,427	960,392	(74,474)	(3,567,966)

Class R4
Shares Sold	49,582	$3,205,353	138,690	$6,582,259
Shares Issued for Reinvested Dividends	32,051	1,953,808	12,210	614,885
Shares Redeemed	(286,573)	(18,474,332)	(456,656)	(20,953,685)

Net Increase (Decrease)	(204,940)	(13,315,171)	(305,756)	(13,756,541)

Class R5
Shares Sold	195,394	$13,326,689	720,572	$37,862,183
Shares Issued for Reinvested Dividends	80,046	5,219,014	21,655	1,157,694
Shares Redeemed	(235,220)	(16,242,814)	(1,119,362)	(58,971,093)

Net Increase (Decrease)	40,220	2,302,889	(377,135)	(19,951,216)

Class R6
Shares Sold	227,762	$16,058,482	1,797,542	$98,016,701
Shares Issued for Reinvested Dividends	90,910	6,035,522	17,777	965,664
Shares Redeemed	(391,717)	(27,791,406)	(1,722,133)	(85,535,221)

Net Increase (Decrease)	(73,045)	(5,697,402)	93,186	13,447,144

103

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Small Cap Growth Fund – (continued)
Class Y
Shares Sold	411,025	$29,221,871	1,010,537	$51,567,246
Shares Issued for Reinvested Dividends	243,023	16,134,292	92,203	5,010,332
Shares Redeemed	(1,036,257)	(72,637,007)	(3,823,424)	(209,045,933)

Net Increase (Decrease)	(382,209)	(27,280,844)	(2,720,684)	(152,468,355)

Class F
Shares Sold	44,715	$2,955,179	192,412	$7,897,145
Shares Issued for Reinvested Dividends	51,104	3,169,442	12,299	626,749
Shares Redeemed	(554,010)	(37,285,845)	(354,986)	(17,110,113)

Net Increase (Decrease)	(458,191)	(31,161,224)	(150,275)	(8,586,219)

Total Net Increase (Decrease)	(1,023,482)	$(72,188,303)	(6,257,459)	$(325,277,531)

Small Cap Value Fund
Class A
Shares Sold	622,564	$7,939,176	431,215	$3,396,385
Shares Issued for Reinvested Dividends	34,939	359,520	292,505	2,936,036
Shares Redeemed	(349,691)	(4,021,179)	(1,289,036)	(10,577,661)

Net Increase (Decrease)	307,812	4,277,517	(565,316)	(4,245,240)

Class C
Shares Sold	47,524	$498,520	31,607	$222,855
Shares Issued for Reinvested Dividends	441	3,926	26,761	229,881
Shares Redeemed	(87,310)	(941,065)	(189,586)	(1,389,193)

Net Increase (Decrease)	(39,345)	(438,619)	(131,218)	(936,457)

Class I
Shares Sold	767,144	$9,610,614	295,467	$2,831,571
Shares Issued for Reinvested Dividends	5,247	53,996	41,551	418,405
Shares Redeemed	(61,072)	(737,861)	(405,903)	(3,187,749)

Net Increase (Decrease)	711,319	8,926,749	(68,885)	62,227

Class R3
Shares Sold	12,418	$156,857	9,891	$82,868
Shares Issued for Reinvested Dividends	326	3,498	3,512	36,622
Shares Redeemed	(10,461)	(123,790)	(17,164)	(139,499)

Net Increase (Decrease)	2,283	36,565	(3,761)	(20,009)

Class R4
Shares Sold	214	$2,533	1,313	$11,330
Shares Issued for Reinvested Dividends	33	362	226	2,398
Shares Redeemed	(111)	(1,329)	(4,441)	(42,520)

Net Increase (Decrease)	136	1,566	(2,902)	(28,792)

Class R5
Shares Sold	117	$1,629	1,479	$10,000
Shares Issued for Reinvested Dividends	14	148	69	730
Shares Redeemed	—	—	(1,479)	(11,716)

Net Increase (Decrease)	131	1,777	69	(986)

Class R6
Shares Sold	1,154	$13,741	18,071	$163,710
Shares Issued for Reinvested Dividends	357	3,866	665	7,036
Shares Redeemed	(7,461)	(88,549)	(741)	(7,349)

Net Increase (Decrease)	(5,950)	(70,942)	17,995	163,397

Class Y
Shares Sold	73,545	$966,174	842	$7,711
Shares Issued for Reinvested Dividends	342	3,688	2,671	28,235
Shares Redeemed	(5,554)	(76,569)	(27,529)	(261,033)

Net Increase (Decrease)	68,333	893,293	(24,016)	(225,087)

104

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Small Cap Value Fund – (continued)
Class F
Shares Sold	448,825	$5,297,714	906,600	$7,468,195
Shares Issued for Reinvested Dividends	64,774	665,880	329,545	3,318,168
Shares Redeemed	(843,770)	(9,123,615)	(1,038,699)	(8,257,092)

Net Increase (Decrease)	(330,171)	(3,160,021)	197,446	2,529,271

Total Net Increase (Decrease)	714,548	$10,467,885	(580,588)	$(2,701,676)

Small Company Fund
Class A
Shares Sold	1,123,980	$33,967,451	1,886,865	$39,854,997
Shares Issued for Reinvested Dividends	1,517,800	41,967,162	956,824	19,433,104
Shares Redeemed	(1,085,100)	(32,411,398)	(2,885,202)	(59,241,409)

Net Increase (Decrease)	1,556,680	43,523,215	(41,513)	46,692

Class C
Shares Sold	78,682	$1,400,568	116,822	$1,577,039
Shares Issued for Reinvested Dividends	98,681	1,604,546	70,385	901,628
Shares Redeemed	(173,857)	(3,073,394)	(366,573)	(4,857,687)

Net Increase (Decrease)	3,506	(68,280)	(179,366)	(2,379,020)

Class I
Shares Sold	511,995	$16,752,811	296,143	$6,816,692
Shares Issued for Reinvested Dividends	113,755	3,392,187	75,333	1,633,979
Shares Redeemed	(190,434)	(6,035,089)	(304,758)	(6,628,138)

Net Increase (Decrease)	435,316	14,109,909	66,718	1,822,533

Class R3
Shares Sold	106,998	$3,571,543	89,211	$1,943,559
Shares Issued for Reinvested Dividends	45,509	1,394,856	35,475	793,230
Shares Redeemed	(118,902)	(3,895,831)	(258,886)	(5,812,439)

Net Increase (Decrease)	33,605	1,070,568	(134,200)	(3,075,650)

Class R4
Shares Sold	87,712	$3,194,262	118,455	$2,883,625
Shares Issued for Reinvested Dividends	37,589	1,251,351	31,292	752,892
Shares Redeemed	(135,818)	(4,891,112)	(304,693)	(7,836,433)

Net Increase (Decrease)	(10,517)	(445,499)	(154,946)	(4,199,916)

Class R5
Shares Sold	49,365	$1,887,333	44,314	$1,187,403
Shares Issued for Reinvested Dividends	10,551	377,953	6,152	157,911
Shares Redeemed	(16,488)	(659,217)	(56,252)	(1,506,697)

Net Increase (Decrease)	43,428	1,606,069	(5,786)	(161,383)

Class R6
Shares Sold	70,058	$2,771,260	43,328	$1,379,271
Shares Issued for Reinvested Dividends	3,508	128,962	220	5,772
Shares Redeemed	(8,556)	(359,935)	(5,289)	(151,909)

Net Increase (Decrease)	65,010	2,540,287	38,259	1,233,134

Class Y
Shares Sold	2,422,353	$104,907,379	236,078	$6,005,173
Shares Issued for Reinvested Dividends	47,078	1,728,226	58,965	1,548,420
Shares Redeemed	(1,869,844)	(77,812,223)	(943,050)	(22,519,569)

Net Increase (Decrease)	599,587	28,823,382	(648,007)	(14,965,976)

Class F
Shares Sold	1,302,781	$42,702,176	1,838,858	$40,440,450
Shares Issued for Reinvested Dividends	808,547	24,288,757	518,887	11,316,929
Shares Redeemed	(1,813,451)	(59,653,272)	(2,396,511)	(56,036,553)

Net Increase (Decrease)	297,877	7,337,661	(38,766)	(4,279,174)

Total Net Increase (Decrease)	3,024,492	$98,497,312	(1,097,607)	$(25,958,760)

105

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

14.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

15.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Companies, on behalf of their respective Funds, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal years October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on October 31, 2018 and October 31, 2019 and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of each Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by each Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

106

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

107

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE21     06/21    223137    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2020 through April 30, 2021.

Market Review

During the six months ended April 30, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 28.85%. The strong returns for the period reflected a growing consensus among investors that a strong economic recovery has finally begun to take hold and that the worst days of the coronavirus (COVID-19) pandemic should soon be behind us.

Optimism was often hard to come by during the difficult months of 2020. The six-month period covered in this report followed many months of high unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Along the way, governments around the world, including here in the U.S., mounted a rescue effort with unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, a positive for markets. Then came the pivotal announcements that safe and effective COVID-19 vaccines were ready for federal approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve (Fed) continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 542,000 U.S. lives lost by winter’s end.2 New viral variants took root in the U.S., threatening to prolong the pandemic. A horrific surge of new death counts gripped India.

By the end of the period, over 101.4 million U.S. individuals – 31% of the nation’s population – had been fully vaccinated.3 Meanwhile, in Washington, Congress fast-tracked approval of the Biden administration’s $1.9 trillion economic stimulus package. A proposal for $2.3 trillion in new infrastructure spending soon followed.

As investors digested numerous new policy initiatives, rates on 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation. By period’s end, the question of inflation – how much and how persistent – remained unsettled, although the Fed provided assurances of a continued low-rate environment.

As we seek to move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Wall Street Journal, 3/21/2021.
[3]	USAFacts.org, “What’s the nation’s progress on vaccinations?”.

Hartford Schroders Funds

Hartford Schroders China A Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 03/31/2020 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	Since Inception[2]
Class A3	17.89%	64.40%	69.97%
Class A4	11.41%	55.35%	61.32%
Class C3	17.39%	62.82%	68.47%
Class C5	16.39%	61.82%	68.47%
Class I3	18.01%	64.77%	70.33%
Class Y3	18.05%	64.68%	70.39%
Class F3	18.11%	64.87%	70.58%
Class SDR[3]	18.11%	64.87%	70.58%
MSCI China A Onshore Index (Net)	13.95%	45.26%	50.55%

[1]	Not Annualized
[2]	Inception: 03/31/2020
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	4.30%	1.45%
Class C	5.08%	2.25%
Class I	4.01%	1.15%
Class Y	3.95%	1.11%
Class F	3.85%	0.99%
Class SDR	3.85%	0.99%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in China A shares through Stock Connect, which is subject to a number of restrictions that may affect the Fund’s investments and returns. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. Focusing investments in China subjects the Fund to more volatility and greater risk of loss than a fund with more geographically diverse investments. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets, such as China. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.5%
Consumer Discretionary	16.8
Consumer Staples	9.0
Financials	12.9
Health Care	6.6
Industrials	12.4
Information Technology	17.5
Materials	16.9
Real Estate	1.7

Total	96.3%

Short-Term Investments	3.0
Other Assets & Liabilities	0.7

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Schroders Emerging Markets Equity Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	24.03%	54.99%	14.57%	4.53%
Class A3	17.22%	46.49%	13.28%	3.94%
Class C2	23.63%	54.01%	13.87%	4.34%
Class C4	22.63%	53.01%	13.87%	4.34%
Class I2	24.20%	55.43%	14.82%	4.77%
Class R3[2]	23.90%	54.74%	14.41%	4.58%
Class R4[2]	24.04%	55.07%	14.69%	4.71%
Class R5[2]	24.19%	55.41%	14.86%	4.79%
Class Y2	24.18%	55.56%	14.94%	4.83%
Class F2	24.26%	55.68%	14.97%	4.84%
Class SDR[2]	24.27%	55.63%	15.01%	4.88%
MSCI Emerging Markets Index (Net)	22.95%	48.71%	12.50%	3.59%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Effective as of the close of business on 4/15/2021, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

Operating Expenses*	Gross	Net
Class A	1.53%	1.53%
Class C	2.16%	2.16%
Class I	1.25%	1.25%
Class R3	1.79%	1.79%
Class R4	1.49%	1.49%
Class R5	1.19%	1.19%
Class Y	1.17%	1.17%
Class F	1.08%	1.08%
Class SDR	1.07%	1.07%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.4%
Consumer Discretionary	20.6
Consumer Staples	3.8
Energy	3.3
Financials	19.1
Health Care	2.0
Industrials	2.1
Information Technology	26.5
Materials	7.2
Real Estate	0.9
Utilities	1.2

Total	98.1%

Short-Term Investments	1.7
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 06/25/2013 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	5.43%	21.45%	3.52%	2.92%
Class A4	0.66%	15.91%	2.58%	2.32%
Class C3	5.05%	20.61%	2.81%	2.54%
Class C6	4.05%	19.61%	2.81%	2.54%
Class I3	5.57%	21.85%	3.80%	3.17%
Class R3[3]	5.27%	21.15%	3.54%	3.00%
Class R4[3]	5.43%	21.75%	3.71%	3.11%
Class R5[3]	5.60%	21.86%	3.81%	3.18%
Class Y3	5.60%	21.92%	3.86%	3.21%
Class F3	5.75%	21.85%	3.83%	3.19%
Class SDR[3]	5.65%	21.98%	3.88%	3.26%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	3.82%	13.88%	4.75%	4.18%

[1]	Not Annualized
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.41%	1.15%
Class C	2.23%	1.90%
Class I	1.05%	0.90%
Class R3	1.70%	1.45%
Class R4	1.40%	1.15%
Class R5	1.10%	0.85%
Class Y	1.09%	0.85%
Class F	0.98%	0.75%
Class SDR	0.98%	0.75%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • The Fund invests in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	42.7%
Foreign Government Obligations	48.8

Total	91.5%

Short-Term Investments	11.1
Other Assets & Liabilities	(2.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Schroders International Multi-Cap Value Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 08/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	34.76%	43.48%	7.31%	4.33%
Class A3	27.37%	35.56%	6.11%	3.73%
Class C2	34.37%	42.62%	6.62%	4.13%
Class C4	33.37%	41.62%	6.62%	4.13%
Class I2	34.99%	43.95%	7.61%	4.61%
Class R3[2]	34.72%	43.24%	7.04%	4.33%
Class R4[2]	34.75%	43.49%	7.30%	4.46%
Class R5[2]	34.85%	43.78%	7.57%	4.59%
Class Y2	35.00%	44.00%	7.68%	4.64%
Class F2	35.00%	44.21%	7.71%	4.65%
Class SDR[2]	35.08%	43.94%	7.69%	4.67%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%
MSCI ACWI ex USA Value Index (Net)	35.31%	42.94%	6.93%	2.79%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.12%	1.12%
Class C	1.86%	1.86%
Class I	0.85%	0.85%
Class R3	1.48%	1.48%
Class R4	1.18%	1.18%
Class R5	0.86%	0.86%
Class Y	0.86%	0.83%
Class F	0.76%	0.76%
Class SDR	0.76%	0.76%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.4%
Consumer Discretionary	10.0
Consumer Staples	6.3
Energy	6.6
Financials	14.2
Health Care	11.5
Industrials	9.5
Information Technology	10.4
Materials	11.5
Real Estate	1.6
Utilities	2.4

Total	92.4%

Short-Term Investments	9.8
Other Assets & Liabilities	(2.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Schroders International Stock Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	27.89%	53.64%	13.19%	6.52%
Class A3	20.88%	45.14%	11.93%	5.92%
Class C2	27.33%	52.41%	12.49%	6.32%
Class C4	26.33%	51.41%	12.49%	6.32%
Class I2	28.05%	54.00%	13.51%	6.80%
Class R3[2]	27.59%	53.08%	13.14%	6.62%
Class R4[2]	27.83%	53.55%	13.32%	6.71%
Class R5[2]	28.03%	53.96%	13.52%	6.81%
Class Y2	27.95%	54.04%	13.56%	6.82%
Class F2	28.05%	54.20%	13.58%	6.84%
Class SDR[2]	28.07%	54.11%	13.61%	6.86%
MSCI ACWI ex USA Index (Net)	27.40%	42.98%	9.83%	4.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.12%	1.12%
Class C	1.85%	1.85%
Class I	0.83%	0.83%
Class R3	1.46%	1.46%
Class R4	1.15%	1.15%
Class R5	0.87%	0.87%
Class Y	0.82%	0.82%
Class F	0.75%	0.75%
Class SDR	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.7%
Consumer Discretionary	20.9
Consumer Staples	8.8
Energy	4.8
Financials	17.9
Health Care	6.5
Industrials	15.9
Information Technology	13.2
Materials	1.2
Utilities	3.1

Total	97.0%

Short-Term Investments	2.6
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders Securitized Income Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 02/28/2019 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks to provide current income and long-term total return consistent with preservation of capital.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	Since Inception[2]
Class A3	2.52%	10.08%	1.91%
Class A4	-0.53%	6.83%	0.49%
Class C3	1.99%	8.89%	1.36%
Class C5	0.99%	7.89%	1.36%
Class I3	2.54%	10.24%	1.98%
Class Y3	2.57%	10.19%	2.00%
Class F3	2.52%	10.16%	2.00%
Class SDR[3]	2.63%	10.15%	2.03%
ICE BofA US ABS & CMBS Index	1.03%	5.53%	4.57%
S&P/LSTA Leveraged Loan Index	5.99%	16.10%	4.51%

[1]	Not Annualized
[2]	Inception: 02/28/2019
[3]	Without sales charge
[4]	Reflects maximum sales charge of 3.00%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Class C shares commenced operations on 02/28/2020 and performance prior to this date reflects Class A shares (excluding sales charges). Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it would have been lower.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.62%	1.48%
Class C	2.54%	2.33%
Class I	1.35%	1.23%
Class Y	1.35%	1.18%
Class F	1.30%	1.08%
Class SDR	1.30%	1.08%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, event and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • The Fund may use repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. • Use of leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%

Total	0.4%

Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	99.7%
Corporate Bonds	5.0
U.S. Government Agencies(2)	2.9

Total	107.6%

Short-Term Investments	8.4
Other Assets & Liabilities	(16.4)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	All or a portion of the securities categorized as U.S. Government Agencies were agency mortgage-backed securities as of April 30, 2021.

7

Hartford Schroders Tax-Aware Bond Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	1.49%	5.05%	3.19%	4.61%
Class A4	-3.09%	0.35%	2.23%	4.11%
Class C3	1.05%	4.17%	2.47%	4.35%
Class C5	0.05%	3.17%	2.47%	4.35%
Class I3	1.60%	5.28%	3.45%	4.87%
Class Y3	1.57%	5.20%	3.43%	4.85%
Class F3	1.62%	5.31%	3.48%	4.88%
Class SDR[3]	1.62%	5.32%	3.47%	4.88%
Bloomberg Barclays Municipal Bond Index	2.62%	7.75%	3.51%	4.01%

[1]	Not Annualized
[2]	Inception: 10/03/2011
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/2016, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016. Performance for the Fund prior to 06/14/2013 reflects performance of the Predecessor Fund’s predecessor, which commenced operations on 10/03/2011.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	0.83%	0.72%
Class C	1.62%	1.60%
Class I	0.61%	0.50%
Class Y	0.64%	0.57%
Class F	0.53%	0.47%
Class SDR	0.53%	0.47%
*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended.

Composition by Security Type(1)

as of 04/30/2021

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	25.5%
Municipal Bonds	56.1
U.S. Government Securities	16.7

Total	98.3%

Short-Term Investments	1.2
Other Assets & Liabilities	0.5

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

8

Hartford Schroders US MidCap Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	35.46%	51.94%	12.94%	11.22%
Class A3	27.99%	43.54%	11.68%	10.59%
Class C2	34.90%	50.84%	12.18%	10.99%
Class C4	33.90%	49.84%	12.18%	10.99%
Class I2	35.59%	52.34%	13.23%	11.51%
Class R3[2]	35.25%	51.50%	12.60%	11.20%
Class R4[2]	35.41%	51.93%	12.91%	11.35%
Class R5[2]	35.62%	52.29%	13.19%	11.49%
Class Y2	35.67%	52.34%	13.26%	11.52%
Class F2	35.62%	52.47%	13.31%	11.54%
Class SDR[2]	35.70%	52.43%	13.34%	11.58%
Russell Midcap Index	35.42%	59.57%	15.58%	12.69%
Russell 2500 Index	44.37%	71.95%	16.50%	12.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

Performance information prior to 05/01/2019 reflects when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Gross	Net
Class A	1.19%	1.19%
Class C	1.93%	1.93%
Class I	0.91%	0.91%
Class R3	1.54%	1.54%
Class R4	1.24%	1.24%
Class R5	0.94%	0.94%
Class Y	0.92%	0.92%
Class F	0.82%	0.82%
Class SDR	0.82%	0.82%

*

Expenses as shown in the Fund’s most recent prospectus. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.5%
Consumer Discretionary	9.3
Consumer Staples	2.7
Energy	1.8
Financials	15.8
Health Care	9.6
Industrials	18.9
Information Technology	23.0
Materials	3.3
Real Estate	3.7
Utilities	4.6

Total	97.2%

Short-Term Investments	3.4
Other Assets & Liabilities	(0.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Schroders US Small Cap Opportunities Fund

Fund Overview

April 30, 2021 (Unaudited)

Inception 08/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 04/30/2021

	Six Months[1]	1 Year	5 Years	10 Years
Class A2	41.90%	65.26%	14.26%	10.87%
Class A3	34.09%	56.17%	12.97%	10.24%
Class C2	41.38%	64.02%	13.51%	10.66%
Class C4	40.38%	63.02%	13.51%	10.66%
Class I2	42.16%	65.75%	14.61%	11.20%
Class R3[2]	41.73%	64.75%	14.06%	10.93%
Class R4[2]	41.89%	65.23%	14.37%	11.08%
Class R5[2]	42.14%	65.67%	14.58%	11.19%
Class Y2	42.09%	65.74%	14.63%	11.21%
Class F2	42.18%	65.89%	14.68%	11.24%
Class SDR[2]	42.17%	65.84%	14.71%	11.25%
Russell 2000 Index	48.06%	74.91%	16.48%	11.63%

[1]	Not Annualized
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2021, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.

Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 09/28/2015 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Gross	Net
Class A	1.46%	1.39%
Class C	2.21%	2.14%
Class I	1.15%	1.14%
Class R3	1.77%	1.69%
Class R4	1.47%	1.39%
Class R5	1.17%	1.09%
Class Y	1.16%	1.09%
Class F	1.05%	0.99%
Class SDR	1.05%	0.99%

*

Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/28/2022 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks and volatility than large-cap securities. • Integration of environmental, social, and/or governance (ESG) factors into the investment process may not work as intended. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of 04/30/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.1%
Consumer Discretionary	8.9
Consumer Staples	3.6
Energy	1.3
Financials	17.0
Health Care	12.1
Industrials	17.9
Information Technology	15.1
Materials	9.1
Real Estate	3.0
Utilities	2.4

Total	93.5%

Short-Term Investments	5.0
Other Assets & Liabilities	1.5

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Schroders Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market. Effective August 24, 2021, “Barclays” will be removed from the index’s name.

ICE BofA US ABS & CMBS Index (reflects no deduction for fees, expenses or taxes) tracks the performance of US dollar denominated investment grade fixed and floating rate asset backed securities and fixed rate commercial mortgage backed securities publicly issued in the US domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least one year remaining term to final stated maturity and at least one month to the last expected cash flow. 144a securities qualify for inclusion in the Index. Callable perpetual securities qualify provided they are at least one year from the first call date. Inverse floating rate, interest only and principal only tranches of qualifying deals are excluded from the Index as are all tranches of re-securitized deals.

JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in Emerging Markets countries.

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a uniquely weighted index that tracks total returns for U.S. dollar denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

JP Morgan Emerging Markets Blended Index (JEMB) — Equal Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI Broad Diversified Index. The JEMB — Equal Weighted is designed to blend U.S. dollar and local currency denominated sovereign, quasi-sovereign and corporate bonds in equal proportion.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI (All Country World) ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the U.S.) and emerging market countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index covers only those securities that are accessible through “Stock Connect”.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index that is designed to measure the performance of the 2,500 smallest U.S. companies based on a combination of their market capitalization and current index membership.

Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

11

Hartford Schroders Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2020 through April 30, 2021. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (front-end sales loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio
Hartford Schroders China A Fund

Class A	$1,000.00	$1,178.90	$7.56	$1,000.00	$1,017.85	$7.00	1.40%
Class C	$1,000.00	$1,173.90	$11.97	$1,000.00	$1,013.79	$11.08	2.22%
Class I	$1,000.00	$1,180.10	$6.11	$1,000.00	$1,019.19	$5.66	1.13%
Class Y	$1,000.00	$1,180.50	$5.95	$1,000.00	$1,019.34	$5.51	1.10%
Class F	$1,000.00	$1,181.10	$5.35	$1,000.00	$1,019.89	$4.96	0.99%
Class SDR	$1,000.00	$1,181.10	$5.35	$1,000.00	$1,019.89	$4.96	0.99%

Hartford Schroders Emerging Markets Equity Fund
Class A	$1,000.00	$1,240.30	$7.83	$1,000.00	$1,017.80	$7.05	1.41%
Class C	$1,000.00	$1,236.30	$11.81	$1,000.00	$1,014.23	$10.64	2.13%
Class I	$1,000.00	$1,242.00	$6.73	$1,000.00	$1,018.79	$6.06	1.21%
Class R3	$1,000.00	$1,239.00	$9.27	$1,000.00	$1,016.51	$8.35	1.67%
Class R4	$1,000.00	$1,240.40	$8.00	$1,000.00	$1,017.65	$7.20	1.44%
Class R5	$1,000.00	$1,241.90	$6.39	$1,000.00	$1,019.09	$5.76	1.15%
Class Y	$1,000.00	$1,241.80	$6.23	$1,000.00	$1,019.24	$5.61	1.12%
Class F	$1,000.00	$1,242.60	$5.84	$1,000.00	$1,019.59	$5.26	1.05%
Class SDR	$1,000.00	$1,242.70	$5.84	$1,000.00	$1,019.59	$5.26	1.05%

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Class A	$1,000.00	$1,054.30	$5.86	$1,000.00	$1,019.09	$5.76	1.15%
Class C	$1,000.00	$1,049.30	$9.65	$1,000.00	$1,015.37	$9.49	1.90%
Class I	$1,000.00	$1,055.70	$4.38	$1,000.00	$1,020.53	$4.31	0.86%
Class R3	$1,000.00	$1,052.70	$6.97	$1,000.00	$1,018.00	$6.85	1.37%
Class R4	$1,000.00	$1,054.30	$5.25	$1,000.00	$1,019.69	$5.16	1.03%
Class R5	$1,000.00	$1,056.00	$4.33	$1,000.00	$1,020.58	$4.26	0.85%
Class Y	$1,000.00	$1,056.00	$4.08	$1,000.00	$1,020.83	$4.01	0.80%
Class F	$1,000.00	$1,056.20	$3.82	$1,000.00	$1,021.08	$3.76	0.75%
Class SDR	$1,000.00	$1,056.50	$3.82	$1,000.00	$1,021.08	$3.76	0.75%

12

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses paid during the period November 1, 2020 through April 30, 2021	Annualized expense ratio

Hartford Schroders International Multi-Cap Value Fund

Class A	$1,000.00	$1,347.60	$6.46	$1,000.00	$1,019.29	$5.56	1.11%
Class C	$1,000.00	$1,343.70	$10.75	$1,000.00	$1,015.62	$9.25	1.85%
Class I	$1,000.00	$1,349.90	$4.84	$1,000.00	$1,020.68	$4.16	0.83%
Class R3	$1,000.00	$1,347.20	$8.03	$1,000.00	$1,017.95	$6.90	1.38%
Class R4	$1,000.00	$1,347.50	$6.58	$1,000.00	$1,019.19	$5.66	1.13%
Class R5	$1,000.00	$1,349.80	$4.95	$1,000.00	$1,020.58	$4.26	0.85%
Class Y	$1,000.00	$1,350.00	$4.72	$1,000.00	$1,020.78	$4.06	0.81%
Class F	$1,000.00	$1,350.00	$4.37	$1,000.00	$1,021.08	$3.76	0.75%
Class SDR	$1,000.00	$1,350.80	$4.37	$1,000.00	$1,021.08	$3.76	0.75%

Hartford Schroders International Stock Fund

Class A	$1,000.00	$1,278.90	$5.88	$1,000.00	$1,019.64	$5.21	1.04%
Class C	$1,000.00	$1,273.30	$10.09	$1,000.00	$1,015.92	$8.95	1.79%
Class I	$1,000.00	$1,280.50	$4.35	$1,000.00	$1,020.98	$3.86	0.77%
Class R3	$1,000.00	$1,275.90	$7.84	$1,000.00	$1,017.90	$6.95	1.39%
Class R4	$1,000.00	$1,278.30	$6.04	$1,000.00	$1,019.49	$5.36	1.07%
Class R5	$1,000.00	$1,280.30	$4.47	$1,000.00	$1,020.88	$3.96	0.79%
Class Y	$1,000.00	$1,279.50	$4.41	$1,000.00	$1,020.93	$3.91	0.78%
Class F	$1,000.00	$1,280.50	$3.96	$1,000.00	$1,021.32	$3.51	0.70%
Class SDR	$1,000.00	$1,280.70	$4.01	$1,000.00	$1,021.27	$3.56	0.71%

Hartford Schroders Securitized Income Fund(1)

Class A	$1,000.00	$1,025.20	$5.93	$1,000.00	$1,018.94	$5.91	1.18%
Class C	$1,000.00	$1,019.90	$11.12	$1,000.00	$1,013.79	$11.08	2.22%
Class I	$1,000.00	$1,026.50	$5.38	$1,000.00	$1,019.49	$5.36	1.07%
Class Y	$1,000.00	$1,025.70	$5.12	$1,000.00	$1,019.74	$5.11	1.02%
Class F	$1,000.00	$1,026.20	$4.87	$1,000.00	$1,019.98	$4.86	0.97%
Class SDR	$1,000.00	$1,026.30	$4.87	$1,000.00	$1,019.98	$4.86	0.97%

Hartford Schroders Tax-Aware Bond Fund

Class A	$1,000.00	$1,014.90	$3.55	$1,000.00	$1,021.27	$3.56	0.71%
Class C	$1,000.00	$1,010.50	$7.83	$1,000.00	$1,017.01	$7.85	1.57%
Class I	$1,000.00	$1,016.00	$2.45	$1,000.00	$1,022.37	$2.46	0.49%
Class Y	$1,000.00	$1,015.70	$2.80	$1,000.00	$1,022.02	$2.81	0.56%
Class F	$1,000.00	$1,016.20	$2.30	$1,000.00	$1,022.51	$2.31	0.46%
Class SDR	$1,000.00	$1,016.20	$2.30	$1,000.00	$1,022.51	$2.31	0.46%

Hartford Schroders US MidCap Opportunities Fund

Class A	$1,000.00	$1,354.60	$6.77	$1,000.00	$1,019.04	$5.81	1.16%
Class C	$1,000.00	$1,349.00	$11.12	$1,000.00	$1,015.32	$9.54	1.91%
Class I	$1,000.00	$1,355.90	$5.20	$1,000.00	$1,020.38	$4.46	0.89%
Class R3	$1,000.00	$1,352.50	$8.46	$1,000.00	$1,017.60	$7.25	1.45%
Class R4	$1,000.00	$1,354.10	$6.77	$1,000.00	$1,019.04	$5.81	1.16%
Class R5	$1,000.00	$1,356.20	$5.37	$1,000.00	$1,020.23	$4.61	0.92%
Class Y	$1,000.00	$1,355.80	$5.32	$1,000.00	$1,020.28	$4.56	0.91%
Class F	$1,000.00	$1,356.20	$4.73	$1,000.00	$1,020.78	$4.06	0.81%
Class SDR	$1,000.00	$1,356.20	$4.73	$1,000.00	$1,020.78	$4.06	0.81%

Hartford Schroders US Small Cap Opportunities Fund

Class A	$1,000.00	$1,419.00	$8.04	$1,000.00	$1,018.15	$6.71	1.34%
Class C	$1,000.00	$1,413.80	$12.57	$1,000.00	$1,014.38	$10.49	2.10%
Class I	$1,000.00	$1,421.20	$6.30	$1,000.00	$1,019.59	$5.26	1.05%
Class R3	$1,000.00	$1,417.30	$9.59	$1,000.00	$1,016.86	$8.00	1.60%
Class R4	$1,000.00	$1,418.90	$8.04	$1,000.00	$1,018.15	$6.71	1.34%
Class R5	$1,000.00	$1,420.80	$6.24	$1,000.00	$1,019.64	$5.21	1.04%
Class Y	$1,000.00	$1,420.90	$6.30	$1,000.00	$1,019.59	$5.26	1.05%
Class F	$1,000.00	$1,421.80	$5.70	$1,000.00	$1,020.08	$4.76	0.95%
Class SDR	$1,000.00	$1,421.70	$5.70	$1,000.00	$1,020.08	$4.76	0.95%

(1)	Expenses include interest expenses and the impact of certain non-contractual waivers. Please see the fee table in the current prospectus for purposes of evaluating the expenses of each share class.

13

Hartford Schroders China A Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.2%
	Automobiles & Components - 2.5%
19,400	Great Wall Motor Co., Ltd. Class A	$100,177
8,600	Keboda Technology Co., Ltd. Class A	96,994
11,527	Streamax Technology Co., Ltd. Class A	67,747

		264,918

	Banks - 4.2%
37,600	China Merchants Bank Co., Ltd. Class A	305,487
39,400	Industrial Bank Co., Ltd. Class A	132,112

		437,599

	Capital Goods - 10.9%
17,897	Eve Energy Co., Ltd. Class A	243,702
30,400	Hongfa Technology Co., Ltd. Class A	261,563
15,350	Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	71,221
7,800	Shenzhen Inovance Technology Co., Ltd. Class A	107,325
34,100	Weichai Power Co., Ltd. Class A	94,957
184,400	XCMG Construction Machinery Co., Ltd. Class A	209,634
48,800	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	160,859

		1,149,261

	Consumer Durables & Apparel - 9.4%
13,082	Huizhou Desay Sv Automotive Co., Ltd. Class A	211,115
29,200	Midea Group Co., Ltd. Class A	360,642
16,091	Oppein Home Group, Inc. Class A	413,852

		985,609

	Diversified Financials - 1.3%
8,100	Hithink RoyalFlush Information Network Co., Ltd. Class A	135,434

	Food, Beverage & Tobacco - 6.7%
18,808	Anhui Kouzi Distillery Co., Ltd. Class A	180,498
25,300	Chacha Food Co., Ltd. Class A	210,494
700	Kweichow Moutai Co., Ltd. Class A	216,259
13,500	Toly Bread Co., Ltd. Class A	102,460

		709,711

	Health Care Equipment & Services - 2.5%
38,900	Edan Instruments, Inc. Class A	107,615
43,800	Shanghai Kinetic Medical Co., Ltd. Class A	75,658
34,500	Winning Health Technology Group Co., Ltd. Class A	80,431

		263,704

	Household & Personal Products - 2.3%
27,500	C&S Paper Co., Ltd. Class A	130,658
23,100	Opple Lighting Co., Ltd. Class A	107,060

		237,718

	Insurance - 5.7%
53,400	Ping An Insurance Group Co., of China Ltd. Class A	596,736

	Materials - 15.7%
75,000	China Jushi Co., Ltd. Class A	207,680
47,264	Chongqing Zaisheng Technology Co., Ltd. Class A	87,178
33,200	Citic Pacific Special Steel Group Co., Ltd. Class A	132,491
24,280	Hengli Petrochemical Co., Ltd. Class A	110,727
55,200	Huafon Chemical Co., Ltd. Class A	108,895
48,200	Lomon Billions Group Co., Ltd. Class A	250,891
33,500	Shandong Sinocera Functional Material Co., Ltd. Class A	255,168
31,100	Shenzhen Senior Technology Material Co., Ltd. Class A	147,209
12,500	Shenzhen YUTO Packaging Technology Co., Ltd. Class A	60,117
2,960	Skshu Paint Co., Ltd. Class A	108,215
5,100	Wanhua Chemical Group Co., Ltd. Class A	80,644
56,400	Zijin Mining Group Co., Ltd. Class A	95,315

		1,644,530

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.2% - (continued)
	Media & Entertainment - 2.5%
25,100	Mango Excellent Media Co., Ltd. Class A	$263,000

	Pharmaceuticals, Biotechnology & Life Sciences - 3.7%
8,480	Jiangsu Hengrui Medicine Co., Ltd. Class A	109,845
15,489	Livzon Pharmaceutical Group, Inc. Class A	112,333
6,800	WuXi AppTec Co., Ltd. Class A	166,085

		388,263

	Real Estate - 1.7%
84,200	Poly Developments and Holdings Group Co., Ltd. Class A	181,676

	Semiconductors & Semiconductor Equipment - 1.2%
7,200	Shenzhen SC New Energy Technology Corp. Class A	122,055

	Software & Services - 2.1%
29,000	Venustech Group, Inc. Class A	135,591
12,900	Wondershare Technology Group Co., Ltd. Class A	81,214

		216,805

	Technology Hardware & Equipment - 11.3%
35,800	GoerTek, Inc. Class A	207,373
5,300	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	108,947
40,100	Shenzhen Sunlord Electronics Co., Ltd. Class A	211,024
9,950	Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	138,835
30,600	WUS Printed Circuit Kunshan Co., Ltd. Class A	68,244
13,600	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	184,749
14,800	Xiamen Faratronic Co., Ltd. Class A	264,180

		1,183,352

	Transportation - 1.5%
16,200	SF Holding Co., Ltd. Class A	160,251

	Total Common Stocks (cost $6,841,670)	$8,940,622

WARRANTS - 11.1%
	Consumer Durables & Apparel - 4.9%
758	Beijing Roborock Technology Co., Ltd.*	$165,152
7,700	Qingdao Richen Food Co., Ltd.*	74,320
14,100	Shanghai Milkground Food Tech Co., Ltd.*	171,456
4,800	Winner Medical Co., Ltd.*	101,280

		512,208

	Diversified Financials - 1.7%
11,320	Qingdao Haier Biomedical Co., Ltd.*	173,422

	Materials - 1.6%
26,252	Chongqing Zaisheng Technology Corp. Ltd.*	48,517
1,221	Micro-Tech Nanjing Co., Ltd.*	42,095
14,100	Sinoseal Holding Co., Ltd.*	81,526

		172,138

	Semiconductors & Semiconductor Equipment - 0.9%
3,200	Wuxi NCE Power Co., Ltd.*	95,264

	Technology Hardware & Equipment - 2.0%
4,623	Gongniu Group Co., Ltd.*	139,929
7,300	Wuxi Xinje Electric Co., Ltd.*	74,226

		214,155

	Total Warrants (cost $1,055,979)	$1,167,187

	Total Long-Term Investments (cost $7,897,649)	$10,107,809

The accompanying notes are an integral part of these financial statements.

14

Hartford Schroders China A Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 3.0%
311,609	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	$311,609

	Total Short-Term Investments (cost $311,609)	$311,609

Total Investments (cost $8,209,258)	99.3%	$10,419,418
Other Assets and Liabilities	0.7%	77,404

Total Net Assets	100.0%	$10,496,822

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$264,918	$—	$264,918	$—
Banks	437,599	—	437,599	—
Capital Goods	1,149,261	—	1,149,261	—
Consumer Durables & Apparel	985,609	—	985,609	—
Diversified Financials	135,434	—	135,434	—
Food, Beverage & Tobacco	709,711	—	709,711	—
Health Care Equipment & Services	263,704	—	263,704	—
Household & Personal Products	237,718	—	237,718	—
Insurance	596,736	—	596,736	—
Materials	1,644,530	—	1,644,530	—
Media & Entertainment	263,000	—	263,000	—
Pharmaceuticals, Biotechnology & Life Sciences	388,263	—	388,263	—
Real Estate	181,676	—	181,676	—
Semiconductors & Semiconductor Equipment	122,055	—	122,055	—
Software & Services	216,805	—	216,805	—
Technology Hardware & Equipment	1,183,352	—	1,183,352	—
Transportation	160,251	—	160,251	—
Warrants	1,167,187	1,167,187	—	—
Short-Term Investments	311,609	311,609	—	—

Total	$10,419,418	$1,478,796	$8,940,622	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Argentina - 0.5%
18,632	MercadoLibre, Inc.*	$29,270,499

	Brazil - 7.3%
3,727,447	B3 S.A. - Brasil Bolsa Balcao	35,339,056
4,364,843	Duratex S.A.	19,043,783
6,498,641	Equatorial Energia S.A.	30,016,458
21,643,845	Itau Unibanco Holding S.A. ADR	108,219,225
3,535,004	Klabin S.A.*	18,130,395
6,186,553	Lojas Renner S.A.	46,011,495
5,460,147	Magazine Luiza S.A.	20,133,604
622,224	Pagseguro Digital Ltd. Class A*	28,460,526
7,900,848	Raia Drogasil S.A.	38,253,017
3,451,888	Vale S.A. ADR	69,451,987
4,198,522	WEG S.A.	27,059,813
3,032,594	YDUQS Participacoes S.A.	16,335,214

		456,454,573

	Cayman Islands - 0.9%
3,982,500	Wuxi Biologics Cayman, Inc.*(1)	55,905,513

	Chile - 0.5%
1,397,633	Banco Santander Chile ADR	31,083,358

	China - 30.3%
121,897	51job, Inc. ADR*	7,502,760
2,106,600	Alibaba Group Holding Ltd.*	60,896,951
978,171	Alibaba Group Holding Ltd. ADR*	225,908,593
178,571	Baidu, Inc. ADR*	37,558,839
7,576,079	Centre Testing International Group Co., Ltd. Class A	38,214,560
12,925,000	China Mengniu Dairy Co., Ltd.*	69,175,851
11,337,200	China Pacific Insurance Group Co., Ltd. Class H	40,805,611
2,481,600	ENN Energy Holdings Ltd.	42,347,439
19,535,500	Great Wall Motor Co., Ltd. Class H	48,498,294
620,920	Huazhu Group Ltd. ADR*	36,609,443
2,193,640	JD.com, Inc. ADR*	169,699,990
1,686,250	JD.com, Inc. Class A*	65,120,491
7,497,500	Li Ning Co., Ltd.	60,847,322
6,882,056	Midea Group Co., Ltd. Class A	84,998,561
2,660,592	New Oriental Education & Technology Group, Inc. ADR*	40,600,634
1,180,412	Oppein Home Group, Inc. Class A	30,359,601
55,224,000	PICC Property & Casualty Co., Ltd. Class H	54,063,718
10,973,000	Ping An Insurance Group Co., of China Ltd. Class H	119,630,541
2,622,500	Shenzhou International Group Holdings Ltd.	57,692,356
5,618,300	Tencent Holdings Ltd.	448,182,977
5,682,300	Weichai Power Co., Ltd. Class A	15,823,296
8,700,000	Weichai Power Co., Ltd. Class H	20,137,771
842,999	Yum China Holdings, Inc.	53,041,497
193,900	Yum China Holdings, Inc.(2)	12,201,918
1,275,200	Zhejiang Dingli Machinery Co., Ltd. Class A	14,422,221
2,093,888	Zhejiang Supor Co., Ltd. Class A	24,350,740

		1,878,691,975

	Egypt - 0.2%
4,034,201	Commercial International Bank Egypt S.A.E. GDR	14,745,005

	Greece - 0.2%
888,574	Hellenic Telecommunications Organization S.A.	15,068,099

	Hong Kong - 2.5%
8,788,000	AIA Group Ltd.	111,542,313
2,758,000	China Resources Beer Holdings Co., Ltd.	22,217,647
6,987,000	Hang Lung Properties Ltd.	19,062,057

		152,822,017

	Hungary - 1.3%
1,138,065	OTP Bank Nyrt*	51,161,512
1,046,945	Richter Gedeon Nyrt	29,943,229

		81,104,741

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	India - 4.9%
4,398,262	Bharti Airtel Ltd.	$31,809,331
1,314,900	Cipla Ltd.	16,143,425
3,595,220	HDFC Bank Ltd.*	68,309,074
10,324,165	ICICI Bank Ltd.*	83,630,580
247,840	Maruti Suzuki India Ltd.	21,563,289
859,063	Reliance Industries Ltd.	23,079,755
1,497,400	Tata Consultancy Services Ltd.	61,278,911

		305,814,365

	Indonesia - 0.6%
54,634,000	Bank Mandiri Persero Tbk PT	23,261,016
40,271,800	Bank Rakyat Indonesia Persero Tbk PT	11,269,457

		34,530,473

	Luxembourg - 0.3%
475,135	Ternium S.A. ADR*	18,573,027

	Mexico - 1.5%
3,880,248	Cemex S.A.B. de C.V. ADR*	30,615,157
8,274,211	Cemex S.A.B. de C.V. UNIT*	6,535,389
9,770,899	Grupo Financiero Banorte S.A.B. de C.V. Class O	55,479,528

		92,630,074

	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.	2,801,050
2,668,800	United Bank Ltd.	2,195,042

		4,996,092

	Poland - 0.4%
514,593	KGHM Polska Miedz S.A.*	26,336,408

	Russia - 5.5%
765,964	LUKOIL PJSC ADR	58,768,661
294,566	Magnit PJSC	20,065,074
421,187	Novatek PJSC GDR	75,849,203
119,216	Polyus PJSC*	22,025,415
74,118	Polyus PJSC GDR	6,865,982
6,136,921	Rosneft Oil Co. PJSC	42,959,772
4,933,486	Sberbank of Russia PJSC ADR	77,668,985
510,096	X5 Retail Group N.V. GDR	15,659,008
339,045	Yandex N.V. Class A*	22,224,400

		342,086,500

	Singapore - 0.3%
65,248	Sea Ltd. ADR*	16,477,730

	South Africa - 6.0%
1,915,816	Aspen Pharmacare Holdings Ltd.*	21,320,147
2,818,466	AVI Ltd.	13,784,781
27,078,095	FirstRand Ltd.	95,249,765
2,078,719	Foschini Group Ltd.*	16,486,536
3,614,904	Impala Platinum Holdings Ltd.	67,548,235
1,900,746	MultiChoice Group Ltd.	16,357,814
487,353	Naspers Ltd. Class N	110,911,790
1,256,294	Nedbank Group Ltd.	12,800,032
1,734,735	Shoprite Holdings Ltd.	17,295,317

		371,754,417

	South Korea - 17.4%
1,013,503	Hana Financial Group, Inc.	41,542,858
72,960	Hyundai Mobis Co., Ltd.	17,658,353
892,896	KB Financial Group, Inc.	43,955,997
82,665	Korea Zinc Co., Ltd.	33,067,348
90,280	LG Chem Ltd.	75,364,612
177,441	LG Electronics, Inc.	24,929,058
340,694	LG Uplus Corp.	4,036,278
259,505	NAVER Corp.	83,566,309
37,964	NCSoft Corp.	28,240,557
6,703,442	Samsung Electronics Co., Ltd.	488,583,581

The accompanying notes are an integral part of these financial statements.

16

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	South Korea - 17.4% - (continued)
218,007	Samsung Fire & Marine Insurance Co., Ltd.	$38,730,452
154,385	Samsung SDI Co., Ltd.	90,111,449
955,193	SK Hynix, Inc.	108,969,633

		1,078,756,485

	Taiwan - 14.4%
3,167,000	Accton Technology Corp.	35,860,192
16,127,036	ASE Technology Holding, Co., Ltd.	67,390,639
42,708,000	CTBC Financial Holding Co., Ltd.	34,757,545
20,887,000	Hon Hai Precision Industry Co., Ltd.	85,867,421
3,085,000	MediaTek, Inc.	129,331,104
23,396,139	Taiwan Semiconductor Manufacturing Co., Ltd.	492,713,491
10,242,000	Uni-President Enterprises Corp.	27,432,750
6,158,000	Zhen Ding Technology Holding Ltd.	23,244,260

		896,597,402

	Thailand - 0.6%
8,571,000	Kasikornbank PCL NVDR	36,278,535

	Turkey - 0.5%
2,211,213	BIM Birlesik Magazalar A.S.	17,361,177
7,199,768	KOC Holding AS	15,965,509

		33,326,686

	United Arab Emirates - 0.6%
35,188,806	Emaar Properties PJSC	35,526,137

	United Kingdom - 0.4%
3,846,134	Avast plc(1)	25,374,147

	Total Common Stocks (cost $4,025,171,459)	$6,034,204,258

PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
9,580,420	Gerdau S.A.	$58,589,584

	Total Preferred Stocks (cost $40,938,472)	$58,589,584

	Total Long-Term Investments (cost $4,066,109,931)	$6,092,793,842

SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.7%
104,831,062	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(3)	$104,831,062

	Securities Lending Collateral - 0.0%
23,545	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	23,545

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
165,154	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	$165,154

		188,699

	Total Short-Term Investments (cost $105,019,761)	$105,019,761

Total Investments (cost $4,171,129,692)	99.8%	$6,197,813,603
Other Assets and Liabilities	0.2%	12,269,303

Total Net Assets	100.0%	$6,210,082,906

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $81,279,660, representing 1.3% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

17

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$29,270,499	$29,270,499	$—	$—
Brazil	456,454,573	456,454,573	—	—
Cayman Islands	55,905,513	—	55,905,513	—
Chile	31,083,358	31,083,358	—	—
China	1,878,691,975	570,921,756	1,307,770,219	—
Egypt	14,745,005	14,745,005	—	—
Greece	15,068,099	—	15,068,099	—
Hong Kong	152,822,017	—	152,822,017	—
Hungary	81,104,741	—	81,104,741	—
India	305,814,365	—	305,814,365	—
Indonesia	34,530,473	—	34,530,473	—
Luxembourg	18,573,027	18,573,027	—	—
Mexico	92,630,074	92,630,074	—	—
Pakistan	4,996,092	4,996,092	—	—
Poland	26,336,408	—	26,336,408	—
Russia	342,086,500	38,035,737	304,050,763	—
Singapore	16,477,730	16,477,730	—	—
South Africa	371,754,417	31,080,098	340,674,319	—
South Korea	1,078,756,485	—	1,078,756,485	—
Taiwan	896,597,402	—	896,597,402	—
Thailand	36,278,535	—	36,278,535	—
Turkey	33,326,686	17,361,177	15,965,509	—
United Arab Emirates	35,526,137	—	35,526,137	—
United Kingdom	25,374,147	—	25,374,147	—
Preferred Stocks	58,589,584	58,589,584	—	—
Short-Term Investments	105,019,761	105,019,761	—	—

Total	$6,197,813,603	$1,485,238,471	$4,712,575,132	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7%
	Argentina - 1.1%
$117,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)(2)	$95,063
	YPF S.A.
160,000	8.50%, 07/28/2025(3)	116,128
300,000	8.50%, 06/27/2029(1)(2)	189,753

		400,944

	Austria - 0.8%
300,000	Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de C.V. 0.00%, 05/07/2028(4)	295,653

	Brazil - 0.6%
210,000	Banco do Brasil S.A. 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(5)(6)	226,590

	British Virgin Islands - 0.9%
200,000	CAS Capital No 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 year USD CMT + 3.642% thereafter)(3)(5)(6)	199,250
200,000	Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(3)	155,000

		354,250

	Canada - 1.2%
200,000	First Quantum Minerals Ltd. 6.50%, 03/01/2024(1)	205,000
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	244,300

		449,300

	Cayman Islands - 3.4%
200,000	Alibaba Group Holding Ltd. 2.13%, 02/09/2031	192,709
200,000	CIFI Holdings Group Co., Ltd. 6.45%, 11/07/2024(3)	212,051
190,000	CSN Islands Corp. 7.00%, 06/23/2021(1)(2)(5)	192,137
200,000	Dar Al-Arkan Sukuk Co., Ltd. 6.75%, 02/15/2025(3)	207,008
305,000	Meituan 3.05%, 10/28/2030(1)(2)	295,402
200,000	Tencent Holdings Ltd. 2.88%, 04/22/2031(1)	202,534

		1,301,841

	Chile - 2.0%
200,000	Chile Electricity PEC S.p.A. 0.00%, 01/25/2028(1)(4)	163,388
300,000	Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(1)	302,937
288,896	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	298,288

		764,613

	China - 1.0%
400,000	Wens Foodstuffs Group Co., Ltd. 2.35%, 10/29/2025(3)	363,204

	Colombia - 1.9%
200,000	Banco Davivienda S.A. 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.097% thereafter)(1)(2)(5)(6)	203,000
125,000	Ecopetrol S.A. 5.88%, 05/28/2045 133,014
305,000	Ecopetrol S.A. 6.88%, 04/29/2030 369,812

		705,826

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 42.7% - (continued)
		Hong Kong - 0.6%
	200,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(3)	$213,919

		India - 1.1%
	200,000	Adani Ports & Special Economic Zone Ltd. 4.38%, 07/03/2029(1)	206,002
	200,000	ReNew Power Pvt Ltd. 5.88%, 03/05/2027(1)	212,092

			418,094

		Indonesia - 2.4%
	200,000	Indonesia Asahan Aluminium Persero PT 5.80%, 05/15/2050(1)	235,250
	360,000	Pertamina Persero PT 6.00%, 05/03/2042(1)(2)	430,176
	200,000	Perusahaan Listrik Negara PT 5.25%, 05/15/2047(1)	222,000

			887,426

		Ireland - 0.5%
	200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	206,984

		Israel - 0.2%
	75,000	Energean Israel Finance Ltd. 4.50%, 03/30/2024(1)(3)	76,854

		Jersey - 1.0%
	400,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	387,518

		Kazakhstan - 0.8%
	285,000	KazMunayGas National Co. JSC 3.50%, 04/14/2033(1)	295,026

		Luxembourg - 2.8%
	200,000	Amaggi Luxembourg International Sarl 5.25%, 01/28/2028(1)	209,050
	210,000	FEL Energy Sarl 5.75%, 12/01/2040(1)	218,329
	200,000	Movida Europe S.A. 5.25%, 02/08/2031(1)	196,336
	200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	201,300
	200,000	Unigel Luxembourg S.A. 8.75%, 10/01/2026(1)	215,580

			1,040,595

		Malaysia - 0.9%
	310,000	Petronas Capital Ltd. 3.50%, 04/21/2030(1)	334,292

		Mexico - 9.7%
	260,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	58,503
	200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(5)(6)	221,500
	200,000	BBVA Bancomer S.A. 5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308% thereafter)(1)(6)	218,500
	200,000	Cemex S.A.B. de C.V. 3.88%, 07/11/2031(1)	197,426
	$219,360	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	248,546
	200,000	Comision Federal de Electricidad 4.68%, 02/09/2051(1)	185,900
MXN	16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	585,434
	$200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	202,710
		Petroleos Mexicanos
	110,000	3.50%, 01/30/2023	112,160
	385,000	6.49%, 01/23/2027	407,137

The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.7% - (continued)
	Mexico - 9.7% - (continued)
$180,000	6.50%, 01/23/2029	$183,195
280,000	7.69%, 01/23/2050	269,528
350,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	305,812
200,000	Total Play Telecomunicaciones S.A. de C.V. 7.50%, 11/12/2025(1)	200,000
230,000	Trust Fibra Uno 6.39%, 01/15/2050(1)	262,317

		3,658,668

	Netherlands - 4.2%
200,000	Braskem Netherlands Finance B.V. 8.50%, 01/23/2081, (8.50% fixed rate until 10/24/2025; 5 year USD CMT + 8.220% thereafter)(1)(6)	231,000
200,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(1)	190,042
200,000	Metinvest B.V. 7.65%, 10/01/2027(1)	213,200
	Petrobras Global Finance B.V.
170,000	6.75%, 06/03/2050	186,016
170,000	6.90%, 03/19/2049	191,352
200,000	SABIC Capital B.V. 2.15%, 09/14/2030(3)	192,000
200,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	188,000
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	201,444

		1,593,054

	Panama - 0.6%
200,000	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	207,540

	Peru - 1.4%
247,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(6)	251,634
300,000	Banco Internacional del Peru SAA 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 1 year USD CMT + 3.711% thereafter)(1)(6)	290,400

		542,034

	Turkey - 1.1%
200,000	Akbank TAS 6.80%, 02/06/2026(1)	206,744
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	215,500

		422,244

	United Arab Emirates - 0.5%
200,000	Kuwait Projects Co. SPC Ltd. 4.23%, 10/29/2026(3)	196,000

	United Kingdom - 1.5%
310,000	Gazprom PJSC via Gaz Finance plc 3.25%, 02/25/2030(1)	306,528
250,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	249,402

		555,930

	United States - 0.5%
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	204,940

	Total Corporate Bonds (cost $16,119,982)	$16,103,339

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 48.8%
		Argentina - 1.0%
	$531,291	Provincia de Cordoba 3.00%, 12/10/2025(1)(2)	$363,031

		Azerbaijan - 0.5%
	180,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032(1)	181,501

		Brazil - 3.7%
		Brazil Notas do Tesouro Nacional
BRL	4,948,000	10.00%, 01/01/2025	970,537
	300,000	10.00%, 01/01/2029	58,515
	$332,680	Prumo Participacoes e Investimentos S.A 7.50%, 12/31/2031(1)	370,106

			1,399,158

		Cameroon - 0.8%
	290,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	323,350

		Colombia - 1.7%
		Colombia Government International Bond
COP	1,062,000,000	4.38%, 03/21/2023	288,865
	1,103,000,000	9.85%, 06/28/2027	363,114

			651,979

		Costa Rica - 0.5%
	$200,000	Costa Rica Government International Bond 7.16%, 03/12/2045(1)	206,500

		Czech Republic - 1.3%
CZK	10,490,000	Czech Republic Government Bond 2.40%, 09/17/2025(3)	509,798

		Dominican Republic - 2.0%
		Dominican Republic International Bond
	$210,000	6.85%, 01/27/2045(1)	238,875
	450,000	6.88%, 01/29/2026(1)	525,380

			764,255

		Ecuador - 1.6%
		Ecuador Government International Bond
	140,165	0.50%, 07/31/2030(1)(7)	117,038
	260,000	0.50%, 07/31/2035(1)(7)	176,802
	495,311	0.50%, 07/31/2040(1)(7)	294,715

			588,555

		Egypt - 0.7%
	260,000	Egypt Government International Bond 8.70%, 03/01/2049(1)	270,645

		El Salvador - 1.7%
		El Salvador Government International Bond
	170,000	5.88%, 01/30/2025(1)	175,066
	160,000	6.38%, 01/18/2027(1)	165,202
	70,000	7.75%, 01/24/2023(1)	73,325
	220,000	8.63%, 02/28/2029(1)	246,180

			659,773

		Ghana - 0.5%
	$200,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	194,000

		Guatemala - 0.6%
	200,000	Guatemala Government Bond 4.90%, 06/01/2030(3)	223,400

		Hungary - 1.3%
		Hungary Government Bond
HUF	77,240,000	2.75%, 12/22/2026	271,096
	23,210,000	3.00%, 06/26/2024	81,723
	39,800,000	6.00%, 11/24/2023	149,540

			502,359

The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 48.8% - (continued)
		Indonesia - 4.1%
		Indonesia Treasury Bond
IDR	778,000,000	7.00%, 05/15/2022	$55,588
	4,302,000,000	7.00%, 05/15/2027	312,841
	1,194,000,000	7.50%, 08/15/2032	86,355
	4,169,000,000	8.25%, 06/15/2032	316,866
	4,004,000,000	8.75%, 05/15/2031	317,310
	5,641,000,000	9.00%, 03/15/2029	451,022

			1,539,982

		Ivory Coast - 1.3%
EUR	400,000	Ivory Coast Government International Bond 6.63%, 03/22/2048(1)	501,684

		Jordan - 0.6%
	$200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	212,020

		Kenya - 0.6%
	200,000	Kenya Government International Bond 8.00%, 05/22/2032(1)	218,993

		Malaysia - 2.5%
		Malaysia Government Bond
MYR	830,000	3.48%, 06/14/2024	209,250
	2,820,000	3.90%, 11/30/2026	733,454

			942,704

		Mexico - 3.1%
		Mexican Bonos
MXN	4,370,000	7.75%, 05/29/2031	228,902
	4,040,000	7.75%, 11/13/2042	198,470
	6,720,000	8.00%, 11/07/2047	336,156
	1,590,000	8.50%, 11/18/2038	85,022
	$300,000	Mexico Government International Bond 4.28%, 08/14/2041	306,150

			1,154,700

		Nigeria - 0.6%
	200,000	Nigeria Government International Bond 7.14%, 02/23/2030(1)	211,800

		Oman - 1.3%
		Oman Government International Bond
	232,000	7.00%, 01/25/2051(1)	236,608
	240,000	7.38%, 10/28/2032(1)	273,902

			510,510

		Panama - 0.7%
	260,000	Panama Government International Bond 2.25%, 09/29/2032	248,238

		Paraguay - 0.5%
	200,000	Paraguay Government International Bond 2.74%, 01/29/2033(1)	190,500

		Poland - 0.7%
		Republic of Poland Government Bond
PLN	296,000	2.25%, 10/25/2024	82,812
	289,000	2.50%, 07/25/2027	82,262
	320,000	2.75%, 10/25/2029	92,160

			257,234

		Qatar - 1.2%
		Qatar Government International Bond
	$200,000	3.40%, 04/16/2025(1)	217,718
	200,000	3.75%, 04/16/2030(1)	223,940

			441,658

Shares or Principal Amount			Market Value†

FOREIGN GOVERNMENT OBLIGATIONS - 48.8% - (continued)
		Romania - 1.7%
		Romania Government Bond
RON	320,000	4.25%, 06/28/2023	$81,309
	1,250,000	4.50%, 06/17/2024	324,561
	190,000	5.00%, 02/12/2029	52,936
	$172,000	Romanian Government International Bond 4.00%, 02/14/2051(1)(2)	170,904

			629,710

		Russia - 4.6%
		Russian Federal Bond - OFZ
RUB	26,900,000	6.50%, 02/28/2024	362,184
	15,060,000	7.05%, 01/19/2028	203,846
	7,250,000	7.15%, 11/12/2025	99,382
	2,689,000	7.25%, 05/10/2034	36,316
	17,460,000	7.40%, 07/17/2024	240,315
	2,670,000	7.70%, 03/23/2033	37,342
	19,715,000	8.15%, 02/03/2027	281,446
	2,522,000	8.50%, 09/17/2031	37,240
	$400,000	Russian Foreign Bond - Eurobond 4.75%, 05/27/2026(1)	451,256

			1,749,327

		Saudi Arabia - 1.2%
		Saudi Government International Bond
	230,000	3.25%, 10/26/2026(1)	247,191
	200,000	4.50%, 10/26/2046(1)	223,008

			470,199

		South Africa - 3.1%
		Republic of South Africa Government Bond
ZAR	12,780,000	7.00%, 02/28/2031	731,154
	7,570,000	8.50%, 01/31/2037	423,222

			1,154,376

		Thailand - 1.0%
THB	10,590,000	Thailand Government Bond 3.63%, 06/16/2023	362,224

		Turkey - 1.0%
		Turkey Government International Bond
	$200,000	4.88%, 10/09/2026	191,000
	200,000	5.88%, 06/26/2031	187,306

			378,306

		Ukraine - 0.5%
	200,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)	202,000

		United Arab Emirates - 0.6%
	200,000	Abu Dhabi Government International Bond 3.88%, 04/16/2050(1)	221,524

		Total Foreign Government Obligations (cost $17,903,271)	$18,435,993

		Total Long-Term Investments (cost $34,023,253)	$34,539,332

SHORT-TERM INVESTMENTS - 11.1%
		Other Investment Pools & Funds - 7.6%
	2,851,579	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(8)	$2,851,579

		Securities Lending Collateral - 3.5%
	166,307	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(8)	166,307

The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 11.1% - (continued)
	Securities Lending Collateral - 3.5% - (continued)
1,166,528	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(8)	$1,166,528

		1,332,835

Total Short-Term Investments (cost $4,184,414)		$4,184,414

Total Investments (cost $38,207,667)	102.6%	$38,723,746
Other Assets and Liabilities	(2.6)%	(970,901)

Total Net Assets	100.0%	$37,752,845

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $18,654,593, representing 49.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $2,664,612, representing 7.1% of net assets.

(4)	Security is a zero-coupon bond.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Current yield as of period end.

OTC Credit Default Swap Contracts Outstanding at April 30, 2021
Reference Entity	Counterparty	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Petroleo Brasileiro S.A. - Petrobras (BB-)	JPM	USD	640,000	1.00%	12/20/2024	Quarterly	$—	$(14,158)	$(15,314)	$(1,156)

Total OTC credit default swap contracts							$—	$(14,158)	$(15,314)	$(1,156)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
386,840,000	CLP	526,242	USD	JPM	05/03/2021	$18,039	$—
655,830,000	CLP	916,890	USD	UBS	07/30/2021	5,973	(529)
1,798,000	CNY	277,630	USD	JPM	05/06/2021	151	(52)
3,110,000	CNY	475,266	USD	UBS	06/15/2021	3,789	—
12,760,000	CNY	1,946,457	USD	JPM	08/23/2021	9,473	—
1,260,000	CNY	190,866	USD	UBS	08/23/2021	2,275	—
4,296,000	INR	58,648	USD	UBS	05/03/2021	—	(683)
4,850,000	PLN	1,255,246	USD	MSC	06/10/2021	23,958	—
440,000	PLN	115,313	USD	BOA	06/10/2021	738	—
1,940,000	THB	61,876	USD	MSC	05/19/2021	420	—
18,780,000	THB	609,664	USD	CBK	05/19/2021	540	(7,155)
35,839	USD	26,356,000	CLP	JPM	05/03/2021	—	(1,244)
495,102	USD	360,484,000	CLP	CBK	05/03/2021	—	(12,096)
441,850	USD	310,091,400	CLP	UBS	07/30/2021	5,749	—
277,065	USD	1,798,000	CNY	JPM	05/06/2021	52	(716)
218,294	USD	1,420,000	CNY	UBS	06/15/2021	—	(439)
871,668	USD	5,700,000	CNY	UBS	08/23/2021	—	(2,063)
320,050	USD	2,109,000	CNY	JPM	08/23/2021	—	(3,230)
36,066	USD	2,666,000	INR	UBS	05/03/2021	94	—
640,500	USD	2,420,000	PLN	CBK	06/10/2021	2,217	—
21,061	USD	80,000	PLN	UBS	06/10/2021	—	(39)
310,705	USD	9,760,000	THB	CBK	05/19/2021	—	(2,700)

Total Foreign Currency Contracts						$73,468	$(30,946)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$16,103,339	$—	$16,103,339	$—
Foreign Government Obligations	18,435,993	—	18,435,993	—
Short-Term Investments	4,184,414	4,184,414	—	—
Foreign Currency Contracts(2)	73,468	—	73,468	—

Total	$38,797,214	$4,184,414	$34,612,800	$—

Liabilities
Foreign Currency Contracts(2)	$(30,496)	$—	$(30,496)	$—
Swaps - Credit Default(2)	(1,156)	—	(1,156)	—

Total	$(32,102)	$—	$(32,102)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

23

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1%
	Australia - 1.7%
2,446,571	Beach Energy Ltd.	$2,371,382
68,482	BHP Group Ltd.	2,492,463
117,220	Champion Iron Ltd.*	611,642
61,175	Collection House Ltd.*	10,368
280,281	Fortescue Metals Group Ltd.	4,849,229
411,892	Iluka Resources Ltd.	2,441,364
48,278	IPH Ltd.	263,406
38,953	McMillan Shakespeare Ltd.	332,664
84,758	Mineral Resources Ltd.	3,095,399
508,764	Nickel Mines Ltd.	443,533
506,379	OceanaGold Corp.*	844,549
155,133	OZ Minerals Ltd.	2,830,267
475,648	Perenti Global Ltd.	398,179
38,597	Perpetual Ltd.	1,028,698
1,778,527	Perseus Mining Ltd.*	1,664,623
1,188,858	Ramelius Resources Ltd.	1,541,375
677,024	Regis Resources Ltd.	1,349,688
124,865	Rio Tinto Ltd.	11,605,565
121,044	Sandfire Resources Ltd.	619,470
1,078,073	Silver Lake Resources Ltd.*	1,434,716
1,143,562	St. Barbara Ltd.	1,616,319
218,170	Western Areas Ltd.	385,987
444,151	Westgold Resources Ltd.*	733,518

		42,964,404

	Austria - 0.8%
32,991	BAWAG Group AG*(1)	1,779,622
179,556	Erste Group Bank AG*	6,381,824
7,773	Mayr Melnhof Karton AG	1,612,962
120,149	OMV AG	5,906,340
149,398	Raiffeisen Bank International AG	3,263,991

		18,944,739

	Belgium - 0.2%
69,511	Ageas S.A.	4,204,014
50,069	bpost S.A.*	532,119
3,704	D’ieteren S.A.	402,190
28,108	Ontex Group N.V.*	366,359
14,559	Telenet Group Holding N.V.	622,565
3,927	Wereldhave Belgium Comm REIT	212,456

		6,339,703

	Bermuda - 0.0%
181,687	DHT Holdings, Inc.	1,071,953

	Brazil - 0.8%
105,700	AES Brasil Energia S.A.	267,166
152,900	Atacadao S.A.	611,369
154,900	BB Seguridade Participacoes S.A.	636,761
388,346	Cia de Saneamento Basico do Estado de Sao Paulo	3,058,411
183,034	Cia Paranaense de Energia ADR	995,705
212,756	Cia Siderurgica Nacional S.A. ADR	1,919,059
255,900	EDP - Energias do Brasil S.A.	885,184
312,500	Engie Brasil Energia S.A.	2,339,701
135,800	Hypera S.A.	866,492
297,500	Light S.A.	959,527
302,400	Marfrig Global Foods S.A.	1,079,433
208,100	Minerva S.A.	370,838
97,500	Petro Rio S.A.*	1,643,772
121,200	Sao Martinho S.A.	695,466
61,000	SLC Agricola S.A.	547,894
141,500	Vale S.A.	2,839,873

		19,716,651

	Canada - 5.6%
227,379	Advantage Oil & Gas Ltd.*	603,064
578,626	ARC Resources Ltd.	3,638,923

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Canada - 5.6% - (continued)
98,500	B2Gold Corp.	$474,409
237,896	BCE, Inc.	11,244,972
14,436	Boardwalk Real Estate Investment Trust REIT	430,561
251,260	Canacol Energy Ltd.	709,329
45,856	Canadian Solar, Inc.*	1,891,101
18,211	Canadian Tire Corp. Ltd. Class A(2)	2,902,737
40,405	Canfor Corp.*	1,009,180
39,500	Cascades, Inc.	463,402
33,676	Celestica, Inc.*	280,553
212,700	Centerra Gold, Inc.	1,962,346
252,171	CI Financial Corp.	4,053,939
39,697	Cogeco Communications, Inc.	3,770,593
152,253	Corus Entertainment, Inc. Class B	728,347
117,660	Crescent Point Energy Corp.	464,265
124,649	Dollarama, Inc.	5,808,807
362,410	Dundee Precious Metals, Inc.	2,609,387
200	E-L Financial Corp. Ltd.	152,951
129,999	ECN Capital Corp.	871,490
105,851	Enerflex Ltd.	706,161
271,915	Enerplus Corp.	1,462,277
97,600	Equinox Gold Corp.*	789,280
10,100	Equitable Group, Inc.	1,096,238
30,312	ERO Copper Corp.*	598,521
112,688	First Quantum Minerals Ltd.	2,597,284
249,487	Fortuna Silver Mines, Inc.*(2)	1,502,017
7,800	goeasy Ltd.	922,813
70,720	Gran Colombia Gold Corp.	295,733
37,400	Home Capital Group, Inc.*	988,591
216,999	Hudbay Minerals, Inc.	1,620,674
81,267	iA Financial Corp., Inc.	4,576,579
593,349	IAMGOLD Corp.*	1,853,688
30,101	IGM Financial, Inc.	1,074,590
131,780	Imperial Oil Ltd.	3,806,037
60,051	Interfor Corp.*	1,596,116
21,600	Intertape Polymer Group, Inc.	531,587
75,600	K92 Mining, Inc.*	493,277
107,300	Kinross Gold Corp.	755,111
53,711	Largo Resources Ltd.*	939,500
33,600	Linamar Corp.	1,969,009
63,763	Lundin Gold, Inc.*	618,358
294,624	Lundin Mining Corp.	3,559,506
53,593	Magna International, Inc.	5,061,283
318,925	Manulife Financial Corp.	6,964,119
42,700	Martinrea International, Inc.	463,772
377,852	MEG Energy Corp.*	2,087,308
215,456	New Gold, Inc.*	354,083
29,331	North West Co., Inc.	844,744
25,846	Open Text Corp.	1,217,074
193,337	Parex Resources, Inc.*	3,641,339
143,512	Pretium Resources, Inc.*	1,507,334
100,403	Real Matters, Inc.*	1,315,944
111,139	SSR Mining, Inc.	1,764,082
22,249	Stella-Jones, Inc.	930,398
139,867	Sun Life Financial, Inc.	7,545,524
121,247	Suncor Energy, Inc.	2,593,324
110,941	Teck Resources Ltd. Class B	2,347,619
44,024	Teekay Tankers Ltd. Class A*	590,362
51,166	TFI International, Inc.	4,483,243
104,135	Torex Gold Resources, Inc.*	1,260,651
270,636	Tourmaline Oil Corp.	5,839,211
38,664	Transcontinental, Inc. Class A	732,293
211,017	Wesdome Gold Mines Ltd.*	1,555,395
75,995	West Fraser Timber Co., Ltd.	5,867,409
585,778	Whitecap Resources, Inc.	2,563,955

		139,953,769

The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Chile - 0.2%
5,118,246	Aguas Andinas S.A. Class A	$1,454,681
50,621	CAP S.A.	902,408
196,370	Enel Chile S.A. ADR	685,331
2,617,917	Enel Generacion Chile S.A.	900,744
30,222	Geopark Ltd.	483,552

		4,426,716

	China - 7.6%
55,327	360 Finance, Inc. ADR*	1,416,924
800,000	3SBio, Inc.*(1)	756,259
824,250	A-Living Services Co., Ltd. Class H(1)	3,788,595
420,000	Agile Group Holdings Ltd.	656,113
3,579,000	Agricultural Bank of China Ltd. Class H	1,386,573
70,268	Alibaba Group Holding Ltd. ADR*	16,228,395
2,526,500	BAIC Motor Corp. Ltd. Class H(1)	913,440
10,337,000	Bank of China Ltd. Class H	4,101,184
999,000	Bank of Communications Co., Ltd. Class H	637,854
135,800	CanSino Biologics, Inc. Class H*(1)	6,764,658
4,676,000	China BlueChemical Ltd. Class H	1,322,039
1,884,500	China Conch Venture Holdings Ltd.	8,891,640
6,907,000	China Construction Bank Corp. Class H	5,451,982
2,162,000	China Feihe Ltd.(1)	6,143,117
1,272,800	China International Capital Corp. Ltd. Class H*(1)	3,186,372
1,267,000	China Lesso Group Holdings Ltd. Class L	3,187,022
681,000	China Lilang Ltd.	453,303
1,889,000	China Longyuan Power Group Corp. Ltd. Class H	2,777,832
2,197,000	China Machinery Engineering Corp. Class H	982,980
1,977,000	China Medical System Holdings Ltd.	4,566,342
948,600	China Pacific Insurance Group Co., Ltd. Class H	3,414,265
1,184,000	China SCE Group Holdings Ltd.	554,016
984,000	China Shineway Pharmaceutical Group Ltd.	708,938
2,230,000	China Suntien Green Energy Corp. Ltd. Class H	854,908
14,114,000	China Tower Corp. Ltd. Class H(1)	2,030,279
906,500	China Yongda Automobiles Services Holdings Ltd.	1,639,040
445,500	CIMC Vehicles Group Co., Ltd. Class H(1)	375,056
924,500	CITIC Securities Co., Ltd. Class H	2,223,005
1,598,000	COFCO Meat Holdings Ltd.	810,090
1,708,000	Consun Pharmaceutical Group Ltd.	1,005,450
988,000	COSCO SHIPPING Energy Transportation Co Ltd., Ltd. Class H	430,309
1,077,500	CSC Financial Co., Ltd. Class H(1)(2)	1,254,574
932,000	CSPC Pharmaceutical Group Ltd.	1,150,403
2,761,000	Dali Foods Group Co. Ltd.(1)	1,642,151
71,874	Daqo New Energy Corp. ADR*	5,785,138
2,416,000	Dongfeng Motor Group Co., Ltd. Class H	2,099,737
126,700	ENN Energy Holdings Ltd.	2,162,081
3,193,000	FIH Mobile Ltd.*(2)	450,759
2,950,000	Flat Glass Group Co., Ltd. Class H(2)	9,060,878
409,000	Fu Shou Yuan International Group Ltd.	442,131
944,000	Fufeng Group Ltd.	349,199
809,500	Great Wall Motor Co., Ltd. Class H	2,009,642
424,000	Greentown China Holdings Ltd.	508,698
31,828	GreenTree Hospitality Group Ltd. ADR*	399,760
2,256,000	Guangzhou Automobile Group Co., Ltd. Class H	1,924,579
228,000	Haitian International Holdings Ltd.	927,639
512,500	Hengan International Group Co., Ltd.	3,311,973
245,301	HUYA, Inc. ADR*(2)	4,322,204
6,536,000	Industrial & Commercial Bank of China Ltd. Class H	4,241,155
489,000	Jiangxi Copper Co., Ltd. Class H	1,186,974
41,871	JinkoSolar Holding Co., Ltd. ADR*(2)	1,547,552
428,000	KWG Group Holdings Ltd.	685,666
1,634,000	Lenovo Group Ltd.	2,232,622
223,700	Livzon Pharmaceutical Group, Inc. Class H	1,044,231
6,369,000	Lonking Holdings Ltd.	2,700,488
1,372,000	Luye Pharma Group Ltd.(1)(2)	830,364
203,256	Momo, Inc. ADR	2,979,733

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	China - 7.6% - (continued)
565,000	Ping An Insurance Group Co., of China Ltd. Class H	$6,159,779
304,000	Q Technology Group Co., Ltd.	605,793
159,000	S-Enjoy Service Group Co., Ltd.*	518,955
445,000	Sany Heavy Equipment International Holdings Co., Ltd.	539,039
1,424,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	3,188,016
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	1,083,336
1,020,800	Sinopharm Group Co., Ltd. Class H	3,148,501
1,754,000	Sinotrans Ltd. Class H	800,673
838,000	Sinotruk Hong Kong Ltd.	2,059,058
1,068,000	Tianneng Power International Ltd.(2)	1,958,249
100,506	Vipshop Holdings Ltd. ADR*	3,092,570
5,222,000	Want Want China Holdings Ltd.	3,774,044
312,000	Weichai Power Co., Ltd. Class H	722,182
1,121,000	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	1,847,041
219,600	Xinte Energy Co., Ltd. Class H	490,984
4,856,000	Xinyi Solar Holdings Ltd.	8,098,946
1,268,000	Yadea Group Holdings Ltd.(1)	2,775,974
388,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(1)	481,479
814,000	Yangzijiang Shipbuilding Holdings Ltd.	873,556
538,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)(2)	498,816
877,000	Yuzhou Properties Co., Ltd.	243,374
530,000	Zhejiang Expressway Co., Ltd. Class H	460,704
282,000	Zhongsheng Group Holdings Ltd.	2,133,031
1,693,600	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	2,341,089

		190,803,500

	Colombia - 0.1%
145,799	Ecopetrol S.A. ADR	1,724,802

	Czech Republic - 0.1%
76,878	O2 Czech Republic AS*	945,297
3,587	Philip Morris CR AS	2,428,178

		3,373,475

	Denmark - 0.8%
923	AP Moller - Maersk A/S Class B	2,296,080
20,214	Dfds A/S*	1,191,834
8,096	Drilling Co.*	338,803
255,121	Genmab A/S ADR*	9,406,311
16,130	Pandora A/S	1,826,703
247,940	Scandinavian Tobacco Group A/S Class A(1)	4,515,832
80,953	Spar Nord Bank A/S	896,511
21,948	Sydbank A/S	654,271

		21,126,345

	Egypt - 0.0%
268,971	Centamin plc	398,843

	Finland - 0.3%
920,183	Nokia Oyj*	4,358,864
154,605	Outokumpu Oyj*	1,004,749
56,933	TietoEVRY Oyj	1,971,711
21,430	Tokmanni Group Corp.	551,102

		7,886,426

	France - 4.7%
12,213	Amundi S.A.*(1)	1,088,404
49,652	Atos SE*	3,381,283
81,060	BNP Paribas S.A.*	5,197,380
102,022	Carrefour S.A.(2)	1,975,859
57,424	Cie de Saint-Gobain*	3,623,175
29,225	Cie Generale des Etablissements Michelin SCA	4,228,875

The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	France - 4.7% - (continued)
58,767	Coface S.A.*	$715,942
103,606	Danone S.A.	7,313,493
6,943	Eramet*	500,016
240,045	Eutelsat Communications S.A.	3,037,467
70,073	Faurecia SE*	3,785,838
8,735	Fnac Darty S.A.*	615,995
34,077	Gaztransport Et Technigaz S.A.	2,908,704
93,422	Ipsen S.A.	9,031,573
35,999	IPSOS	1,498,133
230,244	Metropole Television S.A.*	5,115,463
17,751	Nexans S.A.*	1,457,844
512,067	Orange S.A.	6,376,880
92,013	Publicis Groupe S.A.	5,955,070
152,925	Rexel S.A.*	3,006,085
12,552	Rothschild & Co.*	446,683
299,388	Sanofi(2)	31,388,516
53,688	Societe BIC S.A.	3,794,034
161,351	Societe Generale S.A.*	4,589,980
114,000	Total SE	5,038,544
2,935	Trigano S.A.	524,407
67,015	Valneva SE*(2)	1,127,685

		117,723,328

	Georgia - 0.0%
68,559	TBC Bank Group plc*	921,900

	Germany - 1.9%
14,141	Aurubis AG	1,215,610
76,314	Bayer AG	4,938,150
35,842	Bayerische Motoren Werke AG	3,591,733
9,121	Bilfinger SE	340,868
118,072	CECONOMY AG*	691,716
34,375	Covestro AG(1)	2,248,104
52,583	Daimler AG	4,679,820
322,589	Deutsche Bank AG*	4,494,067
10,186	Draegerwerk AG & Co. KGaA	950,911
17,823	DWS Group GmbH & Co. KgaA(1)	779,866
64,626	Freenet AG	1,571,484
91,029	Fresenius SE & Co. KGaA	4,474,011
21,272	Hochtief AG	1,994,697
5,294	Hornbach Holding AG & Co. KGaA	494,635
23,316	KION Group AG	2,323,376
57,297	Kloeckner & Co. SE*	776,670
105,997	ProSiebenSat.1 Media SE*	2,302,107
30,112	Salzgitter AG*	957,750
57,657	Takkt AG*	975,523
24,320	VERBIO Vereinigte BioEnergie AG(2)	1,226,525
12,042	Volkswagen AG	3,135,249
17,892	Wacker Chemie AG	2,698,464

		46,861,336

	Hong Kong - 2.8%
267,000	Bank of East Asia Ltd.	559,825
158,000	Beijing Enterprises Holdings Ltd.	515,395
1,400,000	BOC Hong Kong Holdings Ltd.	4,922,747
880,000	Bosideng International Holdings Ltd.	446,332
2,314,000	Brilliance China Automotive Holdings Ltd.(3)(4)	2,174,658
292,400	China Gas Holdings Ltd.	1,053,943
970,000	China Overseas Grand Oceans Group Ltd.	617,847
1,282,500	China Overseas Land & Investment Ltd.	3,245,823
560,000	China Overseas Property Holdings Ltd.	565,613
2,126,000	China Traditional Chinese Medicine Co., Ltd.	1,213,889
4,300,000	China Travel International Investment Hong Kong Ltd.*	745,474
765,500	CK Asset Holdings Ltd.	4,792,502
401,200	Dah Sing Banking Group Ltd.	439,774
111,600	Dah Sing Financial Holdings Ltd.	360,430

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Hong Kong - 2.8% - (continued)
285,000	Emperor Entertainment Hotel Ltd.	$45,061
1,804,000	Guangdong Investment Ltd.	2,777,484
264,000	Hang Lung Group Ltd.	692,550
99,000	Hang Lung Properties Ltd.	270,094
99,400	Hang Seng Bank Ltd.	1,945,961
735,000	Henderson Land Development Co., Ltd.	3,266,872
394,400	Hongkong Land Holdings Ltd.	1,950,392
531,000	Hysan Development Co., Ltd.	1,998,987
841,500	JS Global Lifestyle Co., Ltd.*(1)	2,540,586
276,000	Kerry Properties Ltd.	929,929
271,500	Kingboard Holdings Ltd.	1,603,332
1,822,000	Kunlun Energy Co., Ltd.	1,948,141
129,500	NetDragon Websoft Holdings Ltd.	362,004
482,000	Nine Dragons Paper Holdings Ltd.	660,473
1,795,000	Pacific Basin Shipping Ltd.	628,985
962,000	Pacific Textiles Holdings Ltd.	614,352
929,000	PAX Global Technology Ltd.	1,028,013
68,000	Qingling Motors Co., Ltd. Class H	15,810
470,000	Shangri-La Asia Ltd.*	447,427
321,000	Shenzhen International Holdings Ltd.	533,568
720,000	Sino Land Co., Ltd.	1,069,305
728,000	SITC International Holdings Co., Ltd.	2,773,985
850,000	SSY Group Ltd.	521,641
349,500	Sun Hung Kai Properties Ltd.	5,257,302
127,000	Swire Pacific Ltd. Class A	1,023,141
708,800	Swire Properties Ltd.	2,115,166
41,000	TAI Cheung Holdings Ltd.	25,659
713,000	TCL Electronics Holdings Ltd.*	526,350
435,000	Times Neighborhood Holdings Ltd.	334,603
1,242,000	UNTRADE.YOUYUAN HLDGS(3)(4)	—
1,820,000	WH Group Ltd.(1)	1,585,769
550,000	Wharf Real Estate Investment Co., Ltd.	3,160,866
1,956,000	Xinyi Glass Holdings Ltd.	6,930,112
586,000	Yuexiu Transport Infrastructure Ltd.	359,945

		71,598,117

	Hungary - 0.3%
128,870	MOL Hungarian Oil & Gas plc*	890,249
28,423	OTP Bank Nyrt*	1,277,751
161,929	Richter Gedeon Nyrt	4,631,262

		6,799,262

	India - 0.2%
106,003	GAIL India Ltd. GDR	1,148,460
395,052	Wipro Ltd. ADR	2,828,572

		3,977,032

	Indonesia - 0.5%
3,014,900	Bank Mandiri Persero Tbk PT	1,283,626
1,683,900	Indofood Sukses Makmur Tbk PT	759,516
1,569,700	Link Net Tbk PT	434,214
4,112,000	Selamat Sempurna Tbk PT	374,343
44,846,400	Telekomunikasi Indonesia Persero Tbk PT	9,908,573

		12,760,272

	Ireland - 0.4%
1,218,668	AIB Group plc*	3,560,292
819,529	Bank of Ireland Group plc*	4,802,299
432,166	Glenveagh Properties plc*(1)	473,849
129,726	Kenmare Resources plc	779,351

		9,615,791

	Isle of Man - 0.1%
637,632	Strix Group plc	2,483,296

	Israel - 0.8%
232,162	Bank Hapoalim BM*	1,845,134
233,412	Bank Leumi Le-Israel BM*	1,638,490

The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Israel - 0.8% - (continued)
1,074,697	Bezeq The Israeli Telecommunication Corp. Ltd.*	$1,166,092
123,604	Check Point Software Technologies Ltd.*	14,438,183
1	Isracard Ltd.*	2
43,200	Ituran Location and Control Ltd.	943,920
1	Mehadrin Ltd.*	30
30,769	Phoenix Holdings Ltd.	273,202

		20,305,053

	Italy - 1.4%
364,471	Anima Holding S.p.A.(1)	1,882,857
42,739	Azimut Holding S.p.A.	1,022,550
63,299	Banca Farmafactoring S.p.A.(1)	566,757
349,540	Eni S.p.A.	4,163,333
253,848	Italgas S.p.A.	1,655,555
355,253	Mediobanca Banca di Credito Finanziario S.p.A.*	4,012,404
98,854	Prysmian S.p.A.	3,092,802
426,440	Saipem S.p.A.(2)	983,248
127,399	Societa Cattolica di Assicurazioni S.c.r.l.*	755,167
6,708,491	Telecom Italia S.p.A.	3,678,067
1,329,282	Terna Rete Elettrica Nazionale S.p.A.	9,798,733
256,609	UniCredit S.p.A.	2,635,883

		34,247,356

	Japan - 14.9%
107,800	ADEKA Corp.	2,097,950
18,700	AGC, Inc.	852,707
107,500	Aida Engineering Ltd.	903,722
108,100	Aisin Seiki Co., Ltd.	4,160,753
173,000	Amada Co., Ltd.	1,876,427
25,600	Arcland Sakamoto Co., Ltd.	349,367
16,100	Arcs Co., Ltd.	346,468
54,300	Arisawa Manufacturing Co., Ltd.	481,250
75,400	Asahi Diamond Industrial Co., Ltd.	349,797
80,000	Asahi Holdings, Inc.	1,616,037
27,200	Asahi Yukizai Corp.	339,554
9,000	Asanuma Corp.	365,916
1,717,900	Astellas Pharma, Inc.	25,856,226
1,900	Atsugi Co., Ltd.*	9,401
1,500	Bando Chemical Industries Ltd.	9,795
25,700	Canon Electronics, Inc.	410,960
29,700	Canon Marketing Japan, Inc.	717,022
6,500	Central Japan Railway Co.	952,326
428,100	Citizen Watch Co., Ltd.	1,440,467
38,700	Coca-Cola Bottlers Japan Holdings, Inc.	619,218
3,100	Corona Corp.	26,354
69,400	Cosmo Energy Holdings Co., Ltd.	1,486,606
100,300	Dai Nippon Printing Co., Ltd.	1,987,462
94,100	Dai-ichi Life Holdings, Inc.	1,699,170
10,000	Daido Steel Co., Ltd.	474,466
46,300	Daiho Corp.	1,676,098
71,700	Daikyonishikawa Corp.	495,257
1,800	Dainichi Co., Ltd.	13,248
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	556,644
13,600	Daito Pharmaceutical Co., Ltd.	431,516
523,700	Daiwa Securities Group, Inc.	2,794,526
234,000	Daiwabo Holdings Co., Ltd.	3,659,804
95,900	DCM Holdings Co., Ltd.	956,362
49,300	Denso Corp.	3,187,392
29,700	Dexerials Corp.	547,349
57,700	DIC Corp.	1,474,757
19,900	Doutor Nichires Holdings Co., Ltd.	297,107
30,800	Dowa Holdings Co., Ltd.	1,287,252
36,000	Eagle Industry Co., Ltd.	382,232
78,000	EDION Corp.(2)	829,608
61,600	Exedy Corp.	884,430

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Japan - 14.9% - (continued)
104,600	FCC Co., Ltd.	$1,683,401
42,100	Ferrotec Holdings Corp.	939,045
46,400	Foster Electric Co., Ltd.	496,152
1,600	Fujishoji Co., Ltd.	13,003
1,100	FuKoKu Co., Ltd.	7,952
29,400	G-Tekt Corp.	374,926
24,100	Goldcrest Co., Ltd.	349,886
74,500	Gree, Inc.	389,751
64,200	GS Yuasa Corp.	1,737,804
33,700	GungHo Online Entertainment, Inc.	641,057
237,400	Hachijuni Bank Ltd.	811,631
26,300	Hamakyorex Co., Ltd.	740,112
247,600	Haseko Corp.	3,321,368
226,500	Hazama Ando Corp.	1,728,568
99,000	Hino Motors Ltd.	830,917
16,000	Hirano Tecseed Co., Ltd.(2)	392,724
74,800	Hitachi Ltd.	3,702,429
106,900	Hokuetsu Kishu Paper Co., Ltd.	554,574
144,200	Honda Motor Co., Ltd.	4,300,016
57,400	Hosiden Corp.	544,622
80,900	Idemitsu Kosan Co., Ltd.	1,934,802
52,800	Iida Group Holdings Co., Ltd.	1,285,910
10,500	Imasen Electric Industrial	68,003
26,000	Inaba Denki Sangyo Co., Ltd.	608,036
961,400	Inpex Corp.	6,542,329
408,300	Isuzu Motors Ltd.	4,145,936
134,600	ITOCHU Corp.	4,202,041
210,000	Iyo Bank Ltd.	1,158,292
3,900	Japan Foundation Engineering Co., Ltd.	17,526
132,000	Japan Petroleum Exploration Co., Ltd.	2,447,123
47,200	Japan Post Insurance Co., Ltd.	910,059
132,800	JFE Holdings, Inc.	1,746,283
211,600	JGC Holdings Corp.	2,418,924
173,100	JTEKT Corp.	1,561,309
184,900	JXTG Holdings, Inc.	795,239
21,800	K&O Energy Group, Inc.	285,150
119,000	Kamigumi Co., Ltd.	2,318,597
91,000	Kanamoto Co., Ltd.(2)	2,232,462
63,800	Kandenko Co., Ltd.	545,385
61,300	Kaneka Corp.	2,387,497
33,600	Kanematsu Corp.	442,900
42,700	Kanto Denka Kogyo Co., Ltd.	336,527
50,600	Kasai Kogyo Co., Ltd.*	201,211
316,300	KDDI Corp.	9,561,571
29,600	Kinden Corp.	503,953
26,400	Kintetsu World Express, Inc.	636,965
18,100	Kissei Pharmaceutical Co., Ltd.	367,802
22,000	Kohnan Shoji Co., Ltd.	595,070
35,200	Kokuyo Co., Ltd.	544,828
26,400	Komeri Co., Ltd.	677,724
29,600	Kumagai Gumi Co., Ltd.	824,358
29,700	Kureha Corp.	2,008,818
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	472,861
45,600	Kyudenko Corp.	1,589,995
70,100	Kyushu Electric Power Co., Inc.	642,518
14,300	Life Corp.	466,592
61,200	LIXIL Group Corp.	1,657,719
36,700	Makino Milling Machine Co., Ltd.	1,382,390
535,600	Marubeni Corp.	4,461,137
488,300	Mazda Motor Corp.*	3,791,748
57,300	MCJ Co., Ltd.	520,630
139,400	Mitsubishi Gas Chemical Co., Inc.	3,220,795
34,100	Mitsubishi Materials Corp.	766,105
435,300	Mitsubishi Motors Corp.*(2)	1,179,387
22,200	Mitsuboshi Belting Ltd.	339,954
203,000	Mitsui & Co., Ltd.	4,284,038

The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Japan - 14.9% - (continued)
30,800	Mitsui Mining & Smelting Co., Ltd.	$1,048,494
70,900	Mitsui OSK Lines Ltd.	2,850,471
34,600	Mitsui Sugar Co., Ltd.	572,291
35,400	Mizuno Corp.	698,425
3,900	Murakami Corp.	112,586
105,800	Musashi Seimitsu Industry Co., Ltd.	1,850,451
88,300	Nagase & Co., Ltd.	1,330,712
21,700	Nextage Co., Ltd.	343,540
120,400	NGK Spark Plug Co., Ltd.	2,010,653
229,000	NHK Spring Co., Ltd.	1,691,249
16,200	Nichias Corp.	423,180
4,000	Nichireki Co., Ltd.	52,480
10,868	Nichirin Co., Ltd.	170,687
41,700	Nikkon Holdings Co., Ltd.	874,649
319,000	Nikon Corp.	3,003,715
18,500	Nippo Corp.	484,501
14,100	Nippon Carbon Co., Ltd.	591,416
71,700	Nippon Electric Glass Co., Ltd.	1,814,252
132,400	Nippon Kayaku Co., Ltd.	1,224,581
96,950	Nippon Light Metal Holdings Co., Ltd.	1,888,236
31,900	Nippon Pillar Packing Co., Ltd.	516,414
26,600	Nippon Seiki Co., Ltd.	291,710
17,300	Nippon Shinyaku Co., Ltd.	1,166,946
29,400	Nippon Shokubai Co., Ltd.	1,545,235
23,700	Nippon Soda Co., Ltd.	688,054
107,600	Nippon Suisan Kaisha Ltd.	504,224
327,600	Nippon Telegraph & Telephone Corp.	8,259,738
109,700	Nippon Yusen KK	4,311,580
53,300	Nishio Rent All Co., Ltd.	1,472,271
630,500	Nissan Motor Co., Ltd.*	3,165,076
15,000	Nisshin Oillio Group Ltd.	421,881
22,200	Nitta Corp.	534,430
26,800	Nojima Corp.	668,596
137,100	NOK Corp.	1,766,934
697,200	Nomura Holdings, Inc.	3,747,557
12,400	Noritake Co. Ltd.	410,360
373,100	Obayashi Corp.	3,413,666
514,400	Oji Holdings Corp.	3,244,730
47,400	Okamura Corp.	588,820
51,400	Okinawa Cellular Telephone Co.	2,326,464
20,600	Okura Industrial Co., Ltd.	360,882
622,700	Ono Pharmaceutical Co., Ltd.	15,685,100
70,200	Open House Co., Ltd.	2,915,152
65,000	Osaki Electric Co., Ltd.	339,944
63,900	Outsourcing, Inc.	981,939
28,500	Oyo Corp.	340,785
184,500	Panasonic Corp.	2,166,399
238,100	Penta-Ocean Construction Co., Ltd.	1,856,311
36,000	Piolax, Inc.	490,671
198,500	Press Kogyo Co., Ltd.	579,366
159,600	Rengo Co., Ltd.	1,324,643
7,600	Rorze Corp.	686,031
26,100	Ryosan Co., Ltd.	513,718
29,200	Sanki Engineering Co., Ltd.	372,092
2,000	Sanko Metal Industrial Co., Ltd.	45,561
35,700	Sankyo Co., Ltd.	923,087
32,600	Sankyu, Inc.	1,391,701
109,000	Santen Pharmaceutical Co., Ltd.	1,396,037
13,000	Sanyo Chemical Industries Ltd.	617,563
46,900	Sawai Group Holdings Co., Ltd.	2,257,242
88,100	SBI Holdings, Inc.	2,490,129
11,000	SCREEN Holdings Co., Ltd.	1,047,602
18,600	SEC Carbon Ltd.(2)	1,240,018
122,700	Seino Holdings Co., Ltd.	1,687,177
187,200	Sekisui House Ltd.	3,791,291
42,300	Sekisui Jushi Corp.	821,035

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Japan - 14.9% - (continued)
51,200	Senko Group Holdings Co., Ltd.	$471,426
15,800	Seven & i Holdings Co., Ltd.	682,183
89,000	Shikoku Chemicals Corp.	999,174
23,000	Shima Seiki Manufacturing Ltd.	462,904
310,900	Shimizu Corp.	2,547,541
30,200	Shinko Electric Industries Co., Ltd.	973,993
70,600	Shinnihon Corp.	546,229
108,700	Shizuoka Bank Ltd.	834,107
33,000	Shizuoka Gas Co., Ltd.	280,379
43,000	Sintokogio Ltd.	294,376
29,500	SK-Electronics Co., Ltd.	340,228
327,100	SKY Perfect JSAT Holdings, Inc.	1,376,115
395,400	Softbank Corp.	5,096,851
14,600	Sony Corp.	1,459,692
156,700	Subaru Corp.	2,913,594
26,700	Sumitomo Bakelite Co., Ltd.	1,081,177
160,100	Sumitomo Chemical Co., Ltd.	817,182
125,600	Sumitomo Corp.	1,706,776
268,200	Sumitomo Electric Industries Ltd.	3,990,789
115,500	Sumitomo Forestry Co., Ltd.	2,666,900
87,700	Sumitomo Heavy Industries Ltd.	2,552,648
146,500	Sumitomo Mitsui Construction Co., Ltd.	625,066
122,300	Sumitomo Mitsui Financial Group, Inc.	4,296,242
140,800	Sumitomo Rubber Industries Ltd.	1,744,208
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,194,560
28,400	Sumitomo Warehouse Co., Ltd.	367,772
32,900	Tachi-S Co., Ltd.	342,208
55,300	Tadano Ltd.	562,218
19,000	Taihei Dengyo Kaisha Ltd.	461,482
27,500	Taiko Pharmaceutical Co., Ltd.(2)	298,470
106,300	Taisei Corp.	3,927,601
32,700	Takuma Co., Ltd.	671,493
20,300	Tamron Co., Ltd.	440,200
107,100	Toagosei Co., Ltd.	1,199,363
89,300	Tokai Carbon Co., Ltd.	1,453,189
25,100	Tokai Corp.	552,100
41,700	Tokai Rika Co., Ltd.	675,067
74,200	Tokuyama Corp.	1,676,743
63,600	Tokyo Broadcasting System Holdings, Inc.	1,241,781
18,400	Tokyotokeiba Co., Ltd.	996,306
174,300	Tokyu Construction Co., Ltd.	902,130
210,100	Toppan Printing Co., Ltd.	3,588,008
74,800	Topre Corp.	1,001,121
275,200	Toray Industries, Inc.	1,711,252
9,900	Torii Pharmaceutical Co., Ltd.	233,527
64,700	Toshiba Corp.	2,674,131
70,200	Tosoh Corp.	1,244,290
105,600	Toyo Construction Co., Ltd.	566,261
38,200	Toyo Ink SC Holdings Co., Ltd.	705,229
22,200	Toyo Kanetsu KK	508,743
120,100	Toyo Seikan Group Holdings Ltd.	1,407,610
38,400	Toyo Tanso Co., Ltd.	753,389
87,600	Toyo Tire Corp.	1,602,749
21,400	Toyoda Gosei Co., Ltd.	524,520
36,100	Toyota Boshoku Corp.	673,501
81,800	Toyota Tsusho Corp.	3,466,232
44,400	TPR Co., Ltd.	637,188
3,800	Trancom Co., Ltd.	294,964
151,600	TS Tech Co., Ltd.	2,113,714
34,400	Tsubakimoto Chain Co.	922,365
17,600	Tsumura & Co.	586,145
20,200	Tv Tokyo Holdings Corp.	409,501
112,400	Ube Industries Ltd.	2,272,787
75,400	Unipres Corp.	723,763
100,800	Ushio, Inc.	1,335,010
3,100	Utoc Corp.	14,702

The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Japan - 14.9% - (continued)
15,800	Valor Holdings Co., Ltd.	$337,531
92,000	Wakita & Co., Ltd.	885,475
17,300	West Holdings Corp.	563,249
60,300	Yamaha Motor Co., Ltd.	1,506,631
52,900	Yokogawa Bridge Holdings Corp.	997,122
104,500	Yokohama Rubber Co., Ltd.	1,943,313
18,500	Yuasa Trading Co., Ltd.	503,305
54,500	Yurtec Corp.	388,977
58,400	Zenkoku Hosho Co., Ltd.	2,621,207

		375,394,146

	Luxembourg - 0.3%
66,373	RTL Group S.A.*	3,902,276
233,239	Tenaris S.A.	2,501,014

		6,403,290

	Malaysia - 0.6%
48,400	AFFIN Bank Bhd	20,660
396,800	AMMB Holdings Bhd	288,354
9,062,400	Astro Malaysia Holdings Bhd	2,190,362
1,628,800	Genting Bhd	1,978,149
393,300	Hartalega Holdings Bhd	985,415
396,700	Kossan Rubber Industries	428,962
768,200	Lingkaran Trans Kota Holdings Bhd	704,594
958,471	Lynas Corp. Ltd.*	4,036,207
117,000	Petronas Gas Bhd	449,198
1,462,800	Public Bank Bhd	1,480,977
944,900	RHB Bank Bhd	1,200,686
558,600	Scientex BHD	571,419
638,600	Supermax Corp. Bhd	937,337
635,200	VS Industry Bhd	430,143

		15,702,463

	Mexico - 0.9%
705,000	Banco del Bajio S.A.*(1)	1,120,302
1,223,601	Bolsa Mexicana de Valores S.A.B. de C.V.	2,722,402
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT(2)	2,728,179
658,100	Gentera S.A.B. de C.V.*	332,672
778,100	GMexico Transportes S.A.B. de C.V.(1)(2)	1,248,371
361,700	Grupo Financiero Banorte S.A.B. de C.V. Class O	2,053,746
1,043,300	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	973,410
246,200	Grupo Mexico S.A.B. de C.V. Class B	1,116,693
23,825	Industrias Penoles S.A.B. de C.V.*	306,066
4,820,933	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	8,355,776
468,300	Megacable Holdings S.A.B. de C.V. UNIT	1,714,657
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*	1

		22,672,275

	Monaco - 0.1%
152,391	Endeavour Mining Corp.	3,172,669

	Netherlands - 2.8%
365,540	ABN Amro Bank N.V.*(1)	4,719,899
32,983	AMG Advanced Metallurgical Group N.V.	1,263,371
145,426	ASR Nederland N.V.	6,351,541
82,820	Euronext N.V.(1)(2)	8,330,277
24,577	Exor N.V.	2,017,099
388,196	ING Groep N.V.	4,959,196
45,042	Intertrust N.V.*(1)	833,965
85,384	NN Group N.V.	4,258,823
3,596,154	Pharming Group N.V.*(2)	4,584,159
589,673	PostNL N.V.	3,080,114
669,073	Royal Dutch Shell plc Class A	12,666,772
361,858	Royal Dutch Shell plc Class B	6,474,962
100,891	Signify N.V.*(1)	5,729,506
256,544	Stellantis N.V.	4,250,808

		69,520,492

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	New Zealand - 0.1%
291,145	Freightways Ltd.	$2,318,861

	Norway - 1.6%
116,404	Aker BP ASA	3,315,099
64,802	Austevoll Seafood ASA	827,157
844,538	Equinor ASA	17,053,550
234,105	Europris ASA(1)	1,593,481
186,850	Frontline Ltd.	1,430,546
175,415	Nordic American Tankers Ltd.	580,624
661,019	Norsk Hydro ASA	4,209,224
587,388	Telenor ASA	10,464,306

		39,473,987

	Peru - 0.0%
124,032	Hochschild Mining plc	318,154

	Philippines - 0.0%
373,000	Metropolitan Bank & Trust Co.	340,444

	Poland - 0.7%
10,893	Grupa Kety S.A.	1,764,629
57,104	Grupa Lotos S.A.	718,263
75,272	KGHM Polska Miedz S.A.*	3,852,353
153,979	Polski Koncern Naftowy ORLEN S.A.	2,705,161
2,023,621	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,507,812
450,706	Powszechna Kasa Oszczednosci Bank Polski S.A.*	4,190,350
9,654	Santander Bank Polska S.A.*	571,094
7,379	TEN Square Games S.A.	861,458
30,368	Warsaw Stock Exchange	373,507

		18,544,627

	Portugal - 0.0%
201,130	NOS SGPS S.A.	762,664

	Russia - 1.1%
337,402	Gazprom PJSC ADR	2,045,918
64,397	Globaltrans Investment plc GDR	400,549
32,553	LUKOIL PJSC ADR	2,494,465
82,664	MMC Norilsk Nickel PJSC ADR	2,803,180
216,718	Mobile TeleSystems PJSC ADR	1,835,601
107,585	PhosAgro PJSC GDR	1,976,336
300,412	Polymetal International plc	6,203,117
33,597	Polyus PJSC GDR	3,112,286
539,390	RusHydro PJSC ADR	571,090
546,643	Surgutneftegas PJSC ADR	2,447,178
80,871	Tatneft PJSC ADR	3,247,906

		27,137,626

	Singapore - 0.8%
181,000	AEM Holdings Ltd.	555,974
74,100	BOC Aviation Ltd.(1)	667,006
31,600	China Yuchai International Ltd.	504,652
1,400,000	IGG, Inc.	2,359,848
504,000	Oversea-Chinese Banking Corp. Ltd.	4,607,328
448,600	Riverstone Holdings Ltd.	488,381
1,378,600	Singapore Press Holdings Ltd.	1,903,457
193,700	United Overseas Bank Ltd.	3,860,975
712,100	UOL Group Ltd.	4,108,939

		19,056,560

	South Africa - 1.8%
76,147	AECI Ltd.	533,678
33,965	Anglo American Platinum Ltd.	4,638,284
118,269	AngloGold Ashanti Ltd. ADR	2,433,976
220,903	AVI Ltd.	1,080,410
268,724	Barloworld Ltd.*	1,772,346
325,743	Gold Fields Ltd. ADR	3,055,469
392,780	Harmony Gold Mining Co., Ltd. ADR	1,783,221
94,262	Hudaco Industries Ltd.	715,488
287,237	Impala Platinum Holdings Ltd.	5,367,322

The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	South Africa - 1.8% - (continued)
402,424	MTN Group Ltd.*	$2,546,020
226,987	MultiChoice Group Ltd.	1,953,449
11,356	Naspers Ltd. Class N	2,584,398
2,733,223	Netcare Ltd.*	2,838,293
238,496	Northam Platinum Ltd.*	4,101,322
73,987	Oceana Group Ltd.	353,087
1,074,205	RMB Holdings Ltd.*	141,474
89,111	Royal Bafokeng Platinum Ltd.	675,898
367,604	Sanlam Ltd.	1,419,226
227,873	Standard Bank Group Ltd.	1,853,225
200,209	Truworths International Ltd.	664,441
705,513	Vodacom Group Ltd.	6,116,418

		46,627,445

	South Korea - 7.1%
6,959	AfreecaTV Co., Ltd.	556,788
30,450	Asia Paper Manufacturing Co., Ltd.	1,519,489
131,840	BH Co., Ltd.	2,124,776
4,478	CJ CheilJedang Corp.	1,589,453
10,034	Com2uSCorp	1,325,273
30,013	Daeduck Co., Ltd.	193,497
11,149	Daelim Industrial Co., Ltd.	944,695
19,133	Daesang Corp.	443,866
20,759	DB HiTek Co., Ltd.	1,025,166
13,797	DB Insurance Co., Ltd.	606,214
13,977	DL E&C Co., Ltd.*	1,661,763
14,160	DoubleUGames Co., Ltd.	808,693
6,010	E-Mart, Inc.	903,293
15,137	Echo Marketing, Inc.	319,035
17,825	Ecopro Co., Ltd.	1,191,491
18,566	Eugene Technology Co., Ltd.	796,452
4,311	F&F Co., Ltd.	695,831
15,585	Fila Holdings Corp.	636,875
12,616	GS Holdings Corp.	486,447
6,878	GS Home Shopping, Inc.	917,149
110,742	Hana Financial Group, Inc.	4,539,246
18,238	Handsome Co., Ltd.	709,879
79,766	Hankook Tire & Technology Co., Ltd.	3,441,836
10,274	Hansol Chemical Co., Ltd.	2,273,974
93,632	Hanwha Chemical Corp.*	3,843,072
31,319	Hanyang Eng Co., Ltd.	508,050
124,921	HMM Co., Ltd.*	4,384,189
8,300	Huons Co., Ltd.	564,303
1,217	Hyosung Advanced Materials Corp.*	418,354
878	Hyosung TNC Corp.	568,438
27,797	Hyundai Department Store Co., Ltd.	2,311,566
22,580	Hyundai Engineering & Construction Co., Ltd.	1,020,124
5,371	Hyundai Glovis Co., Ltd.	923,756
35,233	Hyundai Greenfood Co., Ltd.	307,512
6,416	Hyundai Home Shopping Network Corp.	453,714
16,458	Hyundai Mobis Co., Ltd.	3,983,295
13,378	Hyundai Motor Co.	2,543,851
33,155	Hyundai Steel Co.	1,648,081
11,716	Hyundai Wia Corp.	731,054
7,574	InnoWireless, Inc.	304,236
30,973	INTOPS Co., Ltd.	841,035
94,761	KB Financial Group, Inc.	4,664,949
3,804	KCC Corp.	1,067,209
66,908	KEPCO Plant Service & Engineering Co., Ltd.	2,038,199
43,697	Kginicis Co., Ltd.	784,058
67,195	Kia Motors Corp.	4,660,804
7,236	KIWOOM Securities Co., Ltd.	856,783
10,965	Kolmar BNH Co., Ltd.	499,669
2,298	Korea Petrochemical Ind Co., Ltd.	646,301
31,466	Kortek Corp.	306,398
59,066	KT Skylife Co., Ltd.	469,995

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	South Korea - 7.1% - (continued)
95,704	KT&G Corp.	$7,082,088
18,694	Kumho Petrochemical Co., Ltd.	4,345,111
40,576	LG Corp.	4,589,524
83,950	LG Display Co., Ltd.*	1,823,109
39,308	LG Electronics, Inc.	5,522,463
10,965	LG Innotek Co., Ltd.	1,967,632
99,775	LG Uplus Corp.	1,182,057
12,606	Lotte Chemical Corp.	3,422,215
20,625	Lotte Corp.	676,881
37,058	LOTTE Fine Chemical Co., Ltd.	2,253,365
9,141	LS Corp.	598,450
11,171	LS Industrial Systems Co., Ltd.	569,550
20,354	Mando Corp.*	1,062,719
15,931	Mcnex Co., Ltd.	683,549
86,970	Mirae Asset Daewoo Co., Ltd.	779,140
13,278	NCSoft Corp.	9,877,203
88,082	NH Investment & Securities Co., Ltd.	1,014,263
6,919	NHN Corp.*	452,762
1,405	NongShim Co., Ltd.	359,531
15,479	OCI Co., Ltd.*	1,724,530
1,324	Orion Corp.	139,076
139,200	Pan Ocean Co., Ltd.	913,587
40,861	Partron Co., Ltd.	389,313
21,140	Pearl Abyss Corp.*	1,068,106
5,887	POSCO	1,923,958
36,315	Sammok S-Form Co., Ltd.*	483,532
20,680	Samsung Card Co., Ltd.	655,964
6,280	Samsung Electro-Mechanics Co., Ltd.	1,003,609
137,031	Samsung Electronics Co., Ltd.	9,987,570
3,421	Samsung Electronics Co., Ltd. GDR	6,233,298
90,445	Samsung Engineering Co., Ltd.*	1,402,881
32,897	Samsung Securities Co., Ltd.	1,257,056
15,578	Seegene, Inc.	1,310,829
634,176	Seohee Construction Co., Ltd.	1,101,406
35,467	Seoul Semiconductor Co., Ltd.	596,929
12,783	SFA Engineering Corp.	479,572
13,569	Shindaeyang Paper Co., Ltd.	971,334
29,771	Shinhan Financial Group Co., Ltd.	1,069,835
7,977	Silicon Works Co., Ltd.	682,269
8,380	SK Discovery Co., Ltd.	433,946
88,862	SK Hynix, Inc.	10,137,490
3,184	SK Materials Co., Ltd.	959,371
22,763	SK Telecom Co., Ltd.	6,200,050
22,135	Soulbrain Holdings Co., Ltd.*	831,534
16,337	Spigen Korea Co., Ltd.	910,708
304	Taekwang Industrial Co., Ltd.	284,512
12,516	Tesna, Inc.	546,023
16,888	Webzen, Inc.*	524,437
23,945	Wonik IPS Co., Ltd.	1,085,963
36,255	Woongjin Coway Co., Ltd.	2,172,526
10,343	Youngone Holdings Co., Ltd.	442,171
7,882	Zinus, Inc.	589,693

		177,834,866

	Spain - 1.2%
68,192	Acerinox S.A.	945,577
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.*	576,661
498,265	Banco Bilbao Vizcaya Argentaria S.A.*	2,790,075
33,905	Cia de Distribucion Integral Logista Holdings S.A.	704,867
53,723	CIE Automotive S.A.	1,494,367
305,678	Mediaset Espana Comunicacion S.A.*	1,945,706
9,348	Pharma Mar S.A.	1,068,008
874,960	Prosegur Cash S.A.(1)	788,082
560,783	Red Electrica Corp. S.A.	10,294,880
461,797	Repsol S.A.	5,512,140
233,781	Sacyr S.A.	647,638
792,519	Telefonica S.A.	3,672,786

		30,440,787

The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Sweden - 1.9%
108,160	Betsson AB*	$982,744
40,298	Bilia AB Class A(2)	702,447
91,842	Boliden AB*(2)	3,572,425
73,755	Bonava AB Class B	873,812
17,394	Bure Equity AB	793,863
546,256	Essity AB Class B	17,828,703
37,169	Granges AB*	498,187
42,700	Intrum AB(2)	1,468,505
79,218	LeoVegas AB(1)	473,775
196,273	Lundin Energy AB	6,260,703
85,627	Nobia AB	744,256
195,677	Stillfront Group AB*	1,995,181
80,303	Swedish Match AB	6,573,963
399,369	Telefonaktiebolaget LM Ericsson Class B	5,484,985
111,733	Tethys Oil AB	808,789

		49,062,338

	Switzerland - 3.1%
9,748	Baloise Holding AG	1,648,324
598,747	Credit Suisse Group AG(2)	6,274,854
203,487	Ferrexpo plc	1,232,548
73,186	Julius Baer Group Ltd.	4,606,139
342,753	Novartis AG	29,249,287
87,235	Roche Holding AG	28,452,183
11,676	Swisscom AG	6,339,468

		77,802,803

	Taiwan - 6.5%
48,000	Addcn Technology Co., Ltd.*	414,993
620,000	ASE Technology Holding, Co., Ltd.	2,590,817
240,000	Asia Vital Components Co., Ltd.	607,724
4,434,000	AU Optronics Corp.*	5,190,671
58,000	AURAS Technology Co., Ltd.	378,969
252,000	Catcher Technology Co., Ltd.	1,778,298
2,903,000	Cathay Financial Holding Co., Ltd.	5,419,421
178,000	Chenbro Micom Co., Ltd.	547,070
279,000	Cheng Uei Precision Industry Co., Ltd.	460,571
281,000	Chia Chang Co., Ltd.	466,993
954,000	Chicony Electronics Co., Ltd.	2,872,328
164,000	Chicony Power Technology Co., Ltd.	434,534
250,200	China Life Insurance Co., Ltd.	236,930
250,400	China Motor Corp.*	641,374
804,000	Chipbond Technology Corp.	2,218,636
443,000	ChipMOS Technologies, Inc.	749,043
1,008,000	Compeq Manufacturing Co., Ltd.	1,559,137
389,000	Coretronic Corp.	853,116
421,000	Elan Microelectronics Corp.	3,195,117
271,000	Elite Material Co., Ltd.	1,711,942
2,773,000	Evergreen Marine Corp. Taiwan Ltd.*	7,801,367
365,000	FLEXium Interconnect, Inc.*	1,548,575
320,000	Foxconn Technology Co., Ltd.	785,953
271,000	Fusheng Precision Co., Ltd.	2,237,808
527,000	Gamania Digital Entertainment Co., Ltd.	1,211,310
135,000	General Interface Solution Holding Ltd.	595,324
168,000	Gigabyte Technology Co., Ltd.	734,834
288,000	Gold Circuit Electronics Ltd.*	561,666
607,000	Grand Pacific Petrochemical*	725,859
136,000	Grape King Bio Ltd.	861,856
176,000	Greatek Electronics, Inc.	460,829
1,238,829	Hannstar Board Corp.	2,193,865
1,564,000	HannStar Display Corp.*	1,624,302
586,000	Holtek Semiconductor, Inc.	2,127,206
482,000	Hon Hai Precision Industry Co., Ltd.	1,981,524
548,000	HTC Corp.*	811,750
166,038	Innodisk Corp.	1,061,813
5,516,000	Innolux Corp.*	5,888,835

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Taiwan - 6.5% - (continued)
123,000	International Games System Co., Ltd.	$3,389,452
108,000	ITEQ Corp.	566,593
99,000	King Slide Works Co., Ltd.	1,273,341
292,000	Kinsus Interconnect Technology Corp.	1,096,033
88,000	Kung Long Batteries Industrial Co., Ltd.	473,319
1,706,000	Lite-On Technology Corp.	3,866,161
65,000	Lotes Co., Ltd.	1,255,495
731,000	Macronix International Co., Ltd.	1,186,910
189,000	Makalot Industrial Co., Ltd.	1,657,717
109,000	MediaTek, Inc.	4,569,559
208,000	Micro-Star International Co., Ltd.	1,362,408
833,336	Mitac Holdings Corp.	907,079
740,000	Nanya Technology Corp.	2,396,340
33,000	Nien Made Enterprise Co., Ltd.	532,304
665,000	Novatek Microelectronics Corp.	14,671,725
29,000	Parade Technologies Ltd.	1,421,957
757,000	Pegatron Corp.	1,982,315
67,000	Phison Electronics Corp.	1,434,053
696,000	Powertech Technology, Inc.	2,759,239
879,000	Radiant Opto-Electronics Corp.	4,027,629
401,000	Realtek Semiconductor Corp.	7,564,828
209,000	Shin Zu Shing Co., Ltd.	898,107
333,000	Shinkong Insurance Co., Ltd.	495,545
245,000	Sigurd Microelectronics Corp.*	476,994
191,000	Simplo Technology Co., Ltd.	2,543,296
372,000	Sinbon Electronics Co., Ltd.	3,446,612
116,000	Sinmag Equipment Corp.	454,731
571,000	Sino-American Silicon Products, Inc.	3,970,318
25,600	Sirtec International Co., Ltd.	29,090
50,000	Sporton International, Inc.	459,134
227,000	Sunonwealth Electric Machine Industry Co., Ltd.	428,566
85,000	Swancor Holding Co., Ltd.	433,556
666,000	Synnex Technology International Corp.	1,322,694
61,000	TaiDoc Technology Corp.	373,112
238,000	Taiwan Surface Mounting Technology Corp.	985,159
164,000	Taiwan Union Technology Corp.	689,742
59,000	TCI Co., Ltd.	508,491
101,000	Thinking Electronic Industrial Co., Ltd.	660,637
52,886	Tong Hsing Electronic Industries Ltd.*	362,466
296,000	Topco Scientific Co., Ltd.	1,441,938
520,000	TPK Holding Co., Ltd.*	1,010,034
654,000	Tripod Technology Corp.	3,248,139
461,000	Tung Ho Steel Enterprise Corp.	976,648
311,000	TXC Corp.	1,410,620
245,000	United Integrated Services Co., Ltd.	2,131,161
806,000	United Microelectronics Corp.	1,607,574
817,000	Walsin Lihwa Corp.	888,781
1,143,000	Walton Advanced Engineering, Inc.*	757,185
1,065,000	Wan Hai Lines Ltd.	3,597,486
267,000	WPG Holdings Ltd.	491,051
159,000	Yageo Corp.	3,062,307
152,000	Zhen Ding Technology Holding Ltd.	573,746
341,000	Zippy Technology Corp.	478,853

		164,150,590

	Thailand - 0.9%
1,184,000	Bangkok Bank PCL NVDR	4,612,179
468,100	Dhipaya Insurance PCL NVDR	435,990
877,600	Kasikornbank PCL NVDR	3,714,624
392,100	Kiatnakin Bank PCL NVDR	732,636
3,865,800	Krung Thai Bank PCL NVDR	1,400,394
861,600	PTT Exploration & Production PCL NVDR	3,276,086
1,080,200	Siam Commercial Bank PCL NVDR	3,638,742
617,500	Sri Trang Agro-Industry PCL NVDR	936,280
20,783,400	TMB Bank PCL NVDR	779,675
6,225,400	TTW PCL NVDR	2,318,214

		21,844,820

The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	Turkey - 0.8%
129,629	Anadolu Efes Biracilik Ve Malt Sanayii AS	$365,145
181,398	Arcelik A.S.	753,151
591,776	BIM Birlesik Magazalar A.S.	4,646,286
77,490	Coca-Cola Icecek AS	736,468
2,248,866	Enka Insaat ve Sanayi AS	2,132,399
588,401	Eregli Demir ve Celik Fabrikalari T.A.S.	1,353,242
60,018	Ford Otomotiv Sanayi AS	1,274,488
1,720,153	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	1,487,700
391,991	KOC Holding AS	869,241
32,007	Koza Altin Isletmeleri A.S.*	434,697
873,791	Petkim Petrokimya Holding A.S.*	707,530
91,308	Tofas Turk Otomobil Fabrikasi AS	329,111
31,907	Tupras Turkiye Petrol Rafinerileri A.S.*	338,196
1,279,577	Turk Telekomunikasyon AS	984,558
26,155	Turk Traktor ve Ziraat Makineleri AS	660,703
1,703,961	Turkcell Iletisim Hizmetleri AS	3,054,420
112,907	Ulker Biskuvi Sanayi AS*	300,810
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS	417,723

		20,845,868

	United Kingdom - 13.2%
64,448	A.G. Barr plc*	452,150
594,188	Airtel Africa Plc(1)	626,646
298,896	AstraZeneca plc	31,815,648
786,712	Aviva plc	4,349,373
566,872	Babcock International Group plc*	2,256,234
2,705,081	Barclays plc	6,548,917
206,606	Barratt Developments plc	2,202,882
276,921	Beazley plc*	1,294,537
89,745	Bellway plc	4,476,934
1,501,574	BP plc	6,286,107
110,966	British American Tobacco plc	4,117,210
313,016	Britvic plc	3,814,964
3,648,849	BT Group plc*	8,322,816
178,043	Cairn Energy plc	417,523
165,936	Central Asia Metals plc	637,081
4,313,209	Centrica plc*	3,376,110
315,849	Clinigen Group plc	3,722,993
318,469	Crest Nicholson Holdings plc*	1,797,986
325,074	Devro plc	920,334
1,073,421	Direct Line Insurance Group plc	4,223,600
223,695	Drax Group plc	1,262,304
29,903	EMIS Group plc	506,308
61,692	Energean plc*	709,714
10,379	Future plc	338,187
83,239	Gamesys Group plc	2,224,421
1,564,261	GlaxoSmithKline plc	28,907,142
789,440	Gulf Keystone Petroleum Ltd.*	1,934,114
1,104,567	Harbour Energy plc*	310,724
93,889	Headlam Group plc*	596,461
39,001	Hikma Pharmaceuticals plc	1,314,299
2,399,276	HSBC Holdings plc	14,985,487
115,910	Hunting plc	393,790
435,174	IG Group Holdings plc	5,505,362
58,824	IMI plc	1,292,633
272,068	Imperial Brands plc	5,670,853
365,375	Indivior plc*	770,021
2,982,130	ITV plc*	4,984,221
905,477	J Sainsbury plc	2,974,033
48,220	James Fisher & Sons plc	692,361
99,032	Johnson Matthey plc	4,443,998
422,493	Jupiter Fund Management plc	1,507,722
1,790,028	Legal & General Group plc	6,720,814
1,322,259	M&G plc	3,968,912
853,953	Man Group plc	1,985,018

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.1% - (continued)
	United Kingdom - 13.2% - (continued)
1,126,625	Marks & Spencer Group plc*	$2,457,787
238,939	Moneysupermarket.com Group plc	901,077
2,556,114	Natwest Group plc	6,936,813
76,665	Next Fifteen Communications Group plc*	927,493
110,957	Norcros plc*	450,517
1,739,529	Pan African Resources plc	439,039
255,202	PayPoint plc	2,114,680
241,895	Petrofac Ltd.*	439,423
1,832,726	Petropavlovsk plc*	649,727
217,011	Phoenix Group Holdings plc	2,128,831
57,934	Polar Capital Holdings plc	613,676
67,324	Polypipe Group plc	525,317
52,448	Rathbone Brothers plc	1,226,213
210,978	Reach plc*	641,016
256,312	Reckitt Benckiser Group plc	22,821,406
297,805	Redrow plc	2,842,649
141,671	RELX plc	3,675,719
191,274	Rio Tinto plc	16,020,567
821,567	Royal Mail plc*	5,628,701
481,117	Serica Energy plc	790,691
492,215	Smith & Nephew plc	10,653,377
1,119,227	Standard Chartered plc	8,029,265
169,036	Subsea 7 S.A.	1,709,121
309,892	Synthomer plc	2,176,204
1,371,780	Taylor Wimpey plc	3,402,966
242,439	TI Fluid Systems plc(1)	995,308
542,833	TP ICAP Group plc	1,782,362
1,658,639	Tullow Oil plc*(2)	1,237,723
91,356	Ultra Electronics Holdings plc	2,552,309
514,637	Unilever plc	30,145,935
230,737	Vistry Group plc	3,944,173
1,012,953	Vodafone Group plc	1,911,643
157,336	Volution Group plc	905,008
445,768	WPP plc	6,009,895

		333,345,575

	United States - 0.4%
592,300	Argonaut Gold, Inc.*	1,301,070
131,382	Bausch Health Cos., Inc.*	4,229,578
120,000	Bizlink Holding, Inc.	1,110,549
1,166,279	Diversified Gas & Oil plc	1,964,857
649,000	Nexteer Automotive Group Ltd.	727,626

		9,333,680

	Total Common Stocks (cost $1,991,440,292)	$2,318,131,099

PREFERRED STOCKS - 0.3%
	Brazil - 0.1%
262,200	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	$591,296
2,102,553	Cia de Saneamento do Parana	1,648,894

		2,240,190

	Germany - 0.2%
36,694	Porsche Automobil Holding SE	3,868,151
251,499	Schaeffler AG	2,266,866

		6,135,017

	Total Preferred Stocks (cost $7,780,406)	$8,375,207

RIGHTS - 0.0%
	Australia - 0.0%
219,812	Regis Resources Ltd.	$—

The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

RIGHTS - 0.0% - (continued)
	Netherlands - 0.0%
82,820	Euronext N.V.	$970,810

	Switzerland - 0.0%
598,747	Credit Suisse Group AG	—

	Total Rights (cost $—)	$970,810

	Total Long-Term Investments (cost $1,999,220,698)	$2,327,477,116

SHORT-TERM INVESTMENTS - 9.8%
	Other Investment Pools & Funds - 6.5%
162,617,354	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(5)	$162,617,354

	Securities Lending Collateral - 3.3%
10,358,658	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(5)	10,358,658
72,658,747	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(5)	72,658,747

		83,017,405

Total Short-Term Investments (cost $245,634,759)		$245,634,759

Total Investments (cost $2,244,855,457)	102.2%	$2,573,111,875
Other Assets & Liabilities	(2.2)%	(54,879,147)

Total Net Assets	100.0%	$2,518,232,728

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $76,029,398, representing 3.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of these securities was $2,174,658, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	978	06/18/2021	$110,381,970	$390,602

Total futures contracts				$390,602

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
66,884,884	USD	48,063,400	GBP	UBS	06/09/2021	$500,316	$—
17,661,904	USD	253,768,500	ZAR	JPM	06/09/2021	261,302	—

Total Foreign Currency Contracts						$761,618	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$42,964,404	$854,917	$42,109,487	$—
Austria	18,944,739	1,612,962	17,331,777	—
Belgium	6,339,703	212,456	6,127,247	—
Bermuda	1,071,953	1,071,953	—	—
Brazil	19,716,651	19,716,651	—	—
Canada	139,953,769	139,953,769	—	—
Chile	4,426,716	4,426,716	—	—
China	190,803,500	37,414,427	153,389,073	—
Colombia	1,724,802	1,724,802	—	—
Czech Republic	3,373,475	945,297	2,428,178	—
Denmark	21,126,345	10,302,822	10,823,523	—
Egypt	398,843	—	398,843	—
Finland	7,886,426	—	7,886,426	—
France	117,723,328	5,562,146	112,161,182	—
Georgia	921,900	—	921,900	—
Germany	46,861,336	950,911	45,910,425	—
Hong Kong	71,598,117	—	69,423,459	2,174,658
Hungary	6,799,262	—	6,799,262	—
India	3,977,032	2,955,474	1,021,558	—
Indonesia	12,760,272	—	12,760,272	—
Ireland	9,615,791	473,849	9,141,942	—
Isle of Man	2,483,296	2,483,296	—	—
Israel	20,305,053	15,382,133	4,922,920	—
Italy	34,247,356	—	34,247,356	—
Japan	375,394,146	2,369,828	373,024,318	—
Luxembourg	6,403,290	—	6,403,290	—
Malaysia	15,702,463	—	15,702,463	—
Mexico	22,672,275	22,672,275	—	—
Monaco	3,172,669	3,172,669	—	—
Netherlands	69,520,492	—	69,520,492	—
New Zealand	2,318,861	2,318,861	—	—
Norway	39,473,987	580,624	38,893,363	—
Peru	318,154	—	318,154	—
Philippines	340,444	—	340,444	—
Poland	18,544,627	—	18,544,627	—
Portugal	762,664	762,664	—	—
Russia	27,137,626	4,536,353	22,601,273	—
Singapore	19,056,560	504,652	18,551,908	—
South Africa	46,627,445	15,514,103	31,113,342	—
South Korea	177,834,866	1,310,829	176,524,037	—
Spain	30,440,787	—	30,440,787	—
Sweden	49,062,338	—	49,062,338	—
Switzerland	77,802,803	—	77,802,803	—
Taiwan	164,150,590	2,986,575	161,164,015	—
Thailand	21,844,820	—	21,844,820	—
Turkey	20,845,868	16,383,268	4,462,600	—
United Kingdom	333,345,575	27,064,144	306,281,431	—
United States	9,333,680	5,530,648	3,803,032	—
Preferred Stocks	8,375,207	2,240,190	6,135,017	—
Rights	970,810	970,810	—	—
Short-Term Investments	245,634,759	245,634,759	—	—
Foreign Currency Contracts(2)	761,618	—	761,618	—
Futures Contracts(2)	390,602	390,602	—	—

Total	$2,574,264,095	$600,988,435	$1,971,101,002	$2,174,658

(1)

For the six-month period ended April 30, 2021, investments valued at $1,539,969 were transferred into Level 3 due to the unavailability of active market pricing and investments valued at $11,664 were transferred out of Level 3 due to the initiation of a vendor price.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended April 30, 2021 is not presented.

The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Stock Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Argentina - 1.6%
24,503	MercadoLibre, Inc.*	$38,493,723

	Austria - 1.3%
905,191	Erste Group Bank AG*	32,172,523

	Brazil - 1.0%
5,113,712	Raia Drogasil S.A.	24,758,724

	Canada - 2.3%
524,350	Canadian National Railway Co.	56,451,398

	China - 6.5%
361,224	Alibaba Group Holding Ltd. ADR*	83,424,683
969,900	Tencent Holdings Ltd.	77,370,854

		160,795,537

	Denmark - 1.5%
886,050	Vestas Wind Systems A/S	36,986,793

	France - 3.6%
385,175	Legrand S.A.	37,492,881
326,254	Schneider Electric SE	52,055,700

		89,548,581

	Germany - 10.9%
138,111	Adidas AG*	42,657,076
142,215	Allianz SE	36,921,408
438,177	Bayerische Motoren Werke AG	43,909,790
310,412	Daimler AG	27,626,271
926,945	GEA Group AG	40,706,246
887,568	Infineon Technologies AG	35,591,950
336,159	Knorr-Bremse AG	41,205,066

		268,617,807

	Hong Kong - 3.9%
4,634,200	AIA Group Ltd.	58,819,912
600,711	Hong Kong Exchanges & Clearing Ltd.	36,229,496

		95,049,408

	India - 1.8%
2,339,527	HDFC Bank Ltd.*	44,450,944

	Italy - 2.4%
21,013,842	Intesa Sanpaolo S.p.A.*	58,584,750

	Japan - 7.8%
1,166,400	Bridgestone Corp.	46,747,125
1,330,300	Kubota Corp.	31,296,325
708,500	Recruit Holdings Co., Ltd.	31,944,479
55,000	SMC Corp.	31,959,232
486,900	Sony Corp.	48,679,727

		190,626,888

	Netherlands - 7.6%
133,357	ASML Holding N.V.	86,567,560
3,205,517	Royal Dutch Shell plc Class A	61,049,820
2,311,891	Stellantis N.V.	38,349,561

		185,966,941

	New Zealand - 1.3%
297,155	Xero Ltd.*	32,370,793

	Norway - 4.0%
1,928,700	DNB ASA	41,363,339
2,785,181	Equinor ASA	56,240,482

		97,603,821

	Singapore - 1.6%
152,002	Sea Ltd. ADR*	38,386,585

	South Korea - 3.1%
1,038,538	Samsung Electronics Co., Ltd.	75,694,340

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Spain - 3.7%
7,717,344	Banco Bilbao Vizcaya Argentaria S.A.*	$43,213,894
3,525,996	Iberdrola S.A.	47,650,124

		90,864,018

	Sweden - 1.5%
3,257,428	Svenska Handelsbanken AB Class A	37,721,882

	Switzerland - 12.4%
501,061	Alcon, Inc.*	37,635,056
4,896	Chocoladefabriken Lindt & Spruengli AG*	45,408,289
411,684	Cie Financiere Richemont S.A.	42,249,801
55,341	Lonza Group AG*	35,181,056
524,942	Nestle S.A.	62,641,692
161,629	Roche Holding AG	52,716,201
95,553	Sika AG	28,538,103

		304,370,198

	Taiwan - 3.9%
4,596,000	Taiwan Semiconductor Manufacturing Co., Ltd.	96,789,953

	United Kingdom - 11.4%
20,600,552	Barclays plc	49,873,293
932,699	Bunzl plc	29,988,885
1,893,689	Burberry Group plc*	53,900,561
1,103,321	Diageo plc	49,529,584
1,985,724	GlaxoSmithKline plc	36,695,670
2,225,928	National Grid plc	28,059,025
358,495	Reckitt Benckiser Group plc	31,919,536

		279,966,554

	United States - 1.9%
18,441	Booking Holdings, Inc.*	45,476,981

	Total Common Stocks (cost $1,971,209,136)	$2,381,749,142

SHORT-TERM INVESTMENTS - 2.6%
	Other Investment Pools & Funds - 2.6%
63,058,038	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	$63,058,038

	Total Short-Term Investments (cost $63,058,038)	$63,058,038

Total Investments (cost $2,034,267,174)	99.6%	$2,444,807,180
Other Assets and Liabilities	0.4%	9,210,885

Total Net Assets	100.0%	$2,454,018,065

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$38,493,723	$38,493,723	$—	$—
Austria	32,172,523	—	32,172,523	—
Brazil	24,758,724	24,758,724	—	—
Canada	56,451,398	56,451,398	—	—
China	160,795,537	83,424,683	77,370,854	—
Denmark	36,986,793	36,986,793	—	—
France	89,548,581	—	89,548,581	—
Germany	268,617,807	—	268,617,807	—
Hong Kong	95,049,408	—	95,049,408	—
India	44,450,944	—	44,450,944	—
Italy	58,584,750	—	58,584,750	—
Japan	190,626,888	—	190,626,888	—
Netherlands	185,966,941	—	185,966,941	—
New Zealand	32,370,793	—	32,370,793	—
Norway	97,603,821	—	97,603,821	—
Singapore	38,386,585	38,386,585	—	—
South Korea	75,694,340	—	75,694,340	—
Spain	90,864,018	—	90,864,018	—
Sweden	37,721,882	—	37,721,882	—
Switzerland	304,370,198	45,408,289	258,961,909	—
Taiwan	96,789,953	—	96,789,953	—
United Kingdom	279,966,554	—	279,966,554	—
United States	45,476,981	45,476,981	—	—
Short-Term Investments	63,058,038	63,058,038	—	—

Total	$2,444,807,180	$432,445,214	$2,012,361,966	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Securitized Income Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE - BACKED SECURITIES - 99.7%
		Asset - Backed - Automobile - 1.0%
	$1,098,000	AMSR Trust 1.36%, 11/17/2037(1)	$1,092,036

		Asset-Backed - Finance & Insurance - 35.5%
EUR	1,215,000	Avoca CLO XXI 0.89%, 04/15/2033, 3 mo. Euribor + 0.890%(2)(3)	1,463,107
	570,000	Avoca CLO XXIII 1.00%, 04/15/2034, 3 mo. Euribor + 0.840%(1)(2)	685,282
		Bellemeade Re Ltd.
	$859,000	2.81%, 03/25/2029, 1 mo. USD LIBOR + 2.700%(1)(2)	862,289
	1,857,000	3.01%, 04/25/2028, 1 mo. USD LIBOR + 2.900%(1)(2)	1,859,259
	940,000	3.21%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(2)	949,484
	1,242,817	3.46%, 10/25/2027, 1 mo. USD LIBOR + 3.350%(1)(2)	1,246,024
	1,144,690	3.51%, 06/25/2030, 1 mo. USD LIBOR + 3.400%(1)(2)	1,149,561
	1,190,000	4.11%, 08/26/2030, 1 mo. USD LIBOR + 4.000%(1)(2)	1,212,233
EUR	805,000	Cairn CLO B.V. 0.86%, 10/30/2030(3)	969,376
	$1,000,000	Carbone CLO Ltd. 1.33%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	1,001,698
		CIFC Funding Ltd.
	1,221,566	0.99%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	1,220,049
	1,746,000	1.29%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	1,746,119
	1,178,829	CLI Funding VI LLC 3.71%, 05/18/2044(1)	1,187,272
EUR	2,942,000	Cordatus CLO plc 1.00%, 06/22/2034(1)	3,537,018
	$508,268	Countrywide Asset-Backed Certificates Trust 5.71%, 05/25/2036(4)	522,514
	837,000	Dryden 49 Senior Loan Fund 1.15%, 07/18/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	837,092
EUR	900,000	Hayfin Emerald CLO IV 1.45%, 02/15/2033, 3 mo. Euribor + 1.450%(1)(2)	1,085,991
	$1,000,000	Madison Park Funding Ltd. 0.93%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(2)	997,333
	1,748,000	Mill City Mortgage Loan Trust 3.00%, 07/25/2059(1)(4)	1,825,164
		OCP CLO Ltd.
	241,916	1.00%, 10/26/2027, 3 mo. USD LIBOR + 0.820%(1)(2)	241,555
	500,000	1.44%, 07/15/2030, 3 mo. USD LIBOR + 1.260%(1)(2)	500,558
		Preston Ridge Partners Mortgage Trust LLC
	1,002,025	2.12%, 03/25/2026(1)(4)	1,003,685
	1,045,482	3.67%, 08/25/2025(1)(5)	1,052,956
	408,131	SpringCastle America Funding LLC 1.97%, 09/25/2037(1)	413,072
	1,328,331	TAL Advantage VII LLC 2.05%, 09/20/2045(1)	1,337,832
	656,082	Textainer Marine Containers VII Ltd. 2.73%, 08/21/2045(1)	668,469
		Textainer Marine Containers VIII Ltd.
	609,774	2.10%, 09/20/2045(1)	615,281
	1,016,989	2.11%, 09/20/2045(1)	1,025,976
		Towd Point Mortgage Trust
	1,472,631	2.25%, 02/25/2060(1)(4)	1,493,518
	1,133,000	2.50%, 10/25/2060(1)	1,149,059
	1,400,000	4.25%, 10/25/2058(1)(4)	1,404,860
	919,000	4.40%, 11/25/2058(1)(4)	934,451
	1,053,000	4.50%, 11/25/2058(1)(4)	1,073,125
	1,000,000	5.00%, 11/25/2058(1)(4)	1,028,302
	542,171	Treman Park CLO Ltd. 1.26%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	543,985

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE - BACKED SECURITIES - 99.7% - (continued)
		Asset-Backed - Finance & Insurance - 35.5% - (continued)
	$974,000	Tricon American Homes 4.88%, 07/17/2038(1)	$1,038,345

			39,881,894

		Asset-Backed - Home Equity - 5.8%
	420,357	CWABS Revolving Home Equity Loan Trust 0.41%, 02/15/2034, 1 mo. USD LIBOR + 0.290%(2)	417,889
	498,626	CWHEQ Revolving Home Equity Loan Resecuritization Trust 0.31%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	472,665
		CWHEQ Revolving Home Equity Loan Trust
	673,468	0.26%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	633,187
	666,851	0.26%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	643,015
	185,501	Home Equity Loan Trust 0.24%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	182,407
		Home Re Ltd.
	1,000,000	2.71%, 10/25/2030, 1 mo. USD LIBOR + 2.600%(1)(2)	1,002,968
	899,000	3.11%, 10/25/2028, 1 mo. USD LIBOR + 3.000%(1)(2)	904,153
	1,330,000	3.36%, 05/25/2029, 1 mo. USD LIBOR + 3.250%(1)(2)	1,343,273
	500,000	4.26%, 10/25/2030, 1 mo. USD LIBOR + 4.150%(1)(2)	505,715
	450,302	Option One Mortgage Loan Trust 5.86%, 01/25/2037(5)	459,197

			6,564,469

		Asset - Backed - Student Loan - 7.6%
GBP	3,265,589	Income Contingent Student Loan 1.32%, 07/24/2058, 12 mo. GBP LIBOR + 1.000%(6)	4,507,653
EUR	3,550,672	SLM Student Loan Trust 0.00%, 10/25/2039, 3 mo. Euribor + 0.400%(2)(3)(6)	4,092,385

			8,600,038

		Commercial Mortgage - Backed Securities - 12.6%
	$648,000	BX Commercial Mortgage Trust 2.07%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	648,919
	1,015,000	BX Trust 1.89%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	1,010,218
	1,000,000	CAMB Commercial Mortgage Trust 2.67%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	1,000,303
		Citigroup Commercial Mortgage Trust
	500,000	1.27%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	499,135
	500,000	2.92%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	496,323
	1,000,000	3.64%, 05/10/2035(1)(4)	1,009,905
		Commercial Mortgage Trust
	280,000	2.12%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	263,856
	536,000	2.32%, 10/15/2034, 1 mo. USD LIBOR + 2.200%(1)(2)	516,106
	252,000	2.51%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	231,147
	668,000	Core Mortgage Trust 2.02%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	658,358
	1,708,000	Credit Suisse Mortgage Capital Certificates 2.27%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	1,710,533
	813,535	HPLY Trust 2.47%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	808,480
	1,024,000	MHC Commercial Mortgage Trust 2.25%, 04/15/2038, 1 mo. USD LIBOR + 2.101%(1)(2)	1,022,719

The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE - BACKED SECURITIES - 99.7% - (continued)
		Commercial Mortgage - Backed Securities - 12.6% - (continued)
		Morgan Stanley Capital Trust
	$508,693	1.77%, 08/15/2033, 1 mo. USD LIBOR + 1.650%(1)(2)	$499,196
	250,000	2.67%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	246,552
	900,000	3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	903,179
	1,413,000	MSSG Trust 3.87%, 09/13/2039(1)(4)	1,399,373
	494,780	Preston Ridge Partners Mortgage Trust LLC 2.12%, 01/25/2026(1)(4)	494,891
GBP	505,000	Taurus DAC 0.00%, 05/17/2031, 3 mo. USD LIBOR + 1.650%(1)(2)	698,188

			14,117,381

		Other Asset - Backed Securities - 12.0%
	$697,895	BlueMountain CLO Ltd. 1.42%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)	699,537
	1,276,630	Carlyle Global Market Strategies CLO Ltd. 1.08%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	1,276,629
	1,750,000	CBAM Ltd. 1.45%, 01/15/2031, 3 mo. USD LIBOR + 1.270%(1)(2)(6)	1,761,853
	850,000	Dryden 53 CLO Ltd. 1.30%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	851,408
	1,119,000	FirstKey Homes Trust 3.64%, 09/17/2025(1)	1,155,576
	1,000,000	GoldenTree Loan Management U.S. CLO Ltd. 1.21%, 04/20/2034, 3 mo. USD LIBOR + 1.020%(1)(2)	1,000,392
	750,000	JP Morgan Mortgage Acquisition Trust 4.80%, 11/25/2036(5)	789,161
	3,000,000	LCM XIII L.P. 1.33%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(6)	3,002,670
	1,000,000	LCM XXIII Ltd. 1.26%, 10/20/2029, 3 mo. USD LIBOR + 1.070%(1)(2)	1,000,517
	1,048,462	MP CLO VIII Ltd. 1.09%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)	1,048,677
	599,437	Preston Ridge Partners Mortgage Trust LLC 2.98%, 02/25/2025(1)(5)	602,043
	309,432	VCAT LLC 3.67%, 08/25/2050(1)(5)	312,587

			13,501,050

		Whole Loan Collateral CMO - 25.2%
		Alba plc
GBP	3,304,196	0.25%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(3)(6)	4,424,161
	549,960	0.25%, 03/17/2039, 3 mo. GBP LIBOR + 0.170%(2)(3)	732,749
	$1,174,000	Bank of America Funding Trust 2.65%, 06/26/2035(1)(4)	1,149,108
GBP	1,400,000	Dukinfield plc 3.83%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(3)	1,931,886
		Eagle RE Ltd.
	$510,728	1.91%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	511,060
	500,000	4.11%, 10/25/2030, 1 mo. USD LIBOR + 4.000%(1)(2)	504,297
	878,000	4.61%, 10/25/2030, 1 mo. USD LIBOR + 4.500%(1)(2)	886,641
GBP	169,186	EMF plc 1.06%, 03/13/2046, 3 mo. GBP LIBOR + 0.980%(2)(3)	232,774
	235,048	Eurosail plc 0.24%, 12/15/2044, 3 mo. GBP LIBOR + 0.160%(2)(3)	322,797
	$657,967	Fannie Mae Connecticut Avenue Securities 2.26%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	665,365

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE - BACKED SECURITIES - 99.7% - (continued)
		Whole Loan Collateral CMO - 25.2% - (continued)
GBP	484,024	Landmark Mortgage Securities No. 2 plc 0.28%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(3)	$643,391
		Newgate Funding plc
	660,339	0.23%, 12/01/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	880,078
	494,778	0.24%, 12/15/2050, 3 mo. GBP LIBOR + 0.160%(2)(3)	658,210
	$976,000	Oaktown Re II Ltd. 2.96%, 07/25/2028, 1 mo. USD LIBOR + 2.850%(1)(2)	984,892
	34,429	Oaktown Re III Ltd. 1.51%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	34,440
		Oaktown Re Ltd.
	1,190,000	3.01%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(2)	1,212,318
	844,457	4.11%, 04/25/2027, 1 mo. USD LIBOR + 4.000%(1)(2)	846,912
	500,000	5.36%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)	501,919
	844,926	Preston Ridge Partners Mortgage Trust LLC 2.86%, 09/25/2025(1)(5)	849,595
		Radnor RE Ltd.
	746,440	2.06%, 02/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	749,665
	1,000,000	4.71%, 10/25/2030, 1 mo. USD LIBOR + 4.600%(1)(2)	1,018,193
GBP	1,160,128	Resloc plc 0.24%, 12/15/2043, 3 mo. GBP LIBOR + 0.160%(2)(3)	1,549,473
		RMAC Securities plc
	1,683,933	0.23%, 06/12/2044, 3 mo. GBP LIBOR + 0.150%(2)(3)	2,243,700
	3,119,597	0.25%, 06/12/2044, 3 mo. GBP LIBOR + 0.170%(2)(3)	4,163,312
	$690,104	Wells Fargo Mortgage Backed Securities Trust 3.05%, 10/25/2037(4)	680,039

			28,376,975

		Total Asset & Commercial Mortgage-Backed Securities (cost $110,296,217)	$112,133,843

CORPORATE BONDS -5.0%
		Diversified Financial Services - 1.3%
	$643,000	OneMain Finance Corp. 8.88%, 06/01/2025	$711,319
	764,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.88%, 03/01/2031(1)	742,990

			1,454,309

		Insurance - 2.9%
	1,796,525	Ambac LSNI LLC 6.00%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)	1,798,771
	451,000	MGIC Investment Corp. 5.25%, 08/15/2028	475,805
	841,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	967,150

			3,241,726

		Real Estate - 0.8%
	961,798	Invitation Homes Trust 1.02%, 06/17/2037, 1 mo. USD LIBOR + 0.900%(1)(2)	962,698

		Total Corporate Bonds (cost $5,541,902)	$5,658,733

U.S. GOVERNMENT AGENCIES - 2.9%
		FHLMC - 0.4%
	$477,009	2.00%, 09/25/2050(7)	$56,010
	1,311,861	3.00%, 10/25/2050(7)	212,956
	495,314	3.50%, 12/25/2050(7)	72,174

The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT AGENCIES - 2.9% - (continued)
	FHLMC - 0.4% - (continued)
$632,277	4.00%, 12/25/2050(7)	$91,707

		432,847

	FNMA - 1.9%
1,995,663	2.50%, 04/01/2051	2,071,646
295,843	3.50%, 03/25/2051(7)	51,746

		2,123,392

	GNMA - 0.6%
771,254	2.00%, 11/20/2050(7)	92,721
4,031,838	2.50%, 11/20/2050(7)	543,438
413,092	3.00%, 02/20/2051(7)	55,979

		692,138

	Total U.S. Government Agencies (cost $3,076,869)	$3,248,377

COMMON STOCKS - 0.4%
	Real Estate - 0.4%
6,560	Kilroy Realty Corp. REIT	$449,623

	Total Common Stocks (cost $373,504)	$449,623

	Total Long-Term Investments (cost $119,288,492)	$121,490,576

SHORT-TERM INVESTMENTS - 8.4%
	Other Investment Pools & Funds - 8.4%
9,419,832	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(8)	$9,419,832

	Total Short-Term Investments (cost $9,419,832)	$9,419,832

Total Investments (cost $128,708,324)	116.4%	$130,910,408
Other Assets and Liabilities	(16.4)%	(18,475,215)

Total Net Assets	100.0%	$112,435,193

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $82,797,626, representing 73.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $24,307,399, representing 21.6% of net assets.

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	All, or a portion of the security, was pledged as collateral in connection with reverse repurchase agreements. As of April 30, 2021, the market value of securities pledged was $17,788,722.

(7)	Securities disclosed are interest-only strips.

(8)	Current yield as of period end.

Reverse Repurchase Agreements Outstanding at April 30, 2021
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	0.663%	04/30/21	05/28/2021	USD	(2,700,000)	$(2,700,000)	$(2,700,050)
JP Morgan Chase Bank	0.665%	04/16/21	05/14/2021	USD	(1,575,000)	(1,575,000)	(1,575,436)
JP Morgan Chase Bank	0.659%	02/19/21	05/19/2021	GBP	(2,394,260)	(3,306,592)	(3,310,851)
Merrill Lynch Mortgage Investors Trust	0.150%	04/12/21	07/12/2021	EUR	(3,054,998)	(3,672,870)	(3,673,161)
Merrill Lynch Mortgage Investors Trust	0.850%	04/12/21	07/12/2021	GBP	(2,769,742)	(3,825,151)	(3,826,849)

Total						$(15,079,613)	$(15,086,347)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Securitized Income Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2021
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,931,331	USD	3,276,541	EUR	UBS	05/20/2021	$3,708	$(13,176)
679,653	USD	488,765	GBP	MSC	05/20/2021	4,614	—
15,146,305	USD	10,986,681	GBP	JPM	05/20/2021	—	(27,500)

Total Foreign Currency Contracts						$8,322	$(40,676)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$112,133,843	$—	$112,133,843	$—
Corporate Bonds	5,658,733	—	5,658,733	—
U.S. Government Agencies	3,248,377	—	3,248,377	—
Common Stocks
Real Estate	449,623	449,623	—	—
Short-Term Investments	9,419,832	9,419,832	—	—
Foreign Currency Contracts(2)	8,322	—	8,322	—

Total	$130,918,730	$9,869,455	$121,049,275	$—

Liabilities
Foreign Currency Contracts(2)	$(40,676)	$—	$(40,676)	$—
Reverse Repurchase Agreements	(15,079,613)	—	(15,079,613)	—

Total	$(15,120,289)	$—	$(15,120,289)	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5%
	Aerospace/Defense - 1.0%
$4,609,000	Boeing Co. 1.43%, 02/04/2024	$4,622,197

	Auto Manufacturers - 0.6%
2,763,000	General Motors Financial Co., Inc. 1.05%, 03/08/2024	2,768,121

	Commercial Banks - 10.1%
1,589,000	Bank of Nova Scotia 2.38%, 01/18/2023	1,644,717
5,255,000	Barclays plc 1.01%, 12/10/2024, (1.01% fixed rate until 12/10/2023; 12 mo. USD CMT + 0.800% thereafter)(1)	5,262,963
2,735,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	2,807,951
6,656,000	Goldman Sachs Group, Inc. 0.59%, 03/08/2024, 3 mo. USD SOFR + 0.580%(2)	6,659,580
1,844,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	2,018,184
	JPMorgan Chase & Co.
3,397,000	0.59%, 03/16/2024, 3 mo. USD SOFR + 0.580%(2)	3,407,905
1,833,000	0.90%, 04/22/2027, 3 mo. USD SOFR + 0.885%(2)	1,839,597
4,756,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	4,904,478
2,859,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	2,954,942
6,057,000	National Bank of Canada 2.10%, 02/01/2023	6,228,064
2,013,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,168,711
2,154,000	Royal Bank of Canada 2.25%, 11/01/2024	2,260,869
1,213,000	Toronto-Dominion Bank 2.65%, 06/12/2024(3)	1,288,224
968,000	Truist Financial Corp. 2.20%, 03/16/2023	1,000,025
1,466,000	Wells Fargo & Co. 3.75%, 01/24/2024	1,585,984

		46,032,194

	Diversified Financial Services - 1.3%
6,008,000	BMW U.S. Capital LLC 0.54%, 04/01/2024, 3 mo. USD SOFR + 0.530%(2)(4)	6,040,894

	Gas - 0.4%
2,070,000	CenterPoint Energy, Inc. 0.70%, 03/02/2023	2,071,229

	Healthcare-Services - 0.7%
	CommonSpirit Health
776,000	2.76%, 10/01/2024	821,229
1,965,000	3.35%, 10/01/2029	2,094,305
501,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	529,869

		3,445,403

	Miscellaneous Manufacturing - 1.1%
5,187,000	Siemens Financieringsmaatschappij N.V. 0.44%, 03/11/2024, 3 mo. USD SOFR + 0.430%(2)(4)	5,218,470

	Oil & Gas - 0.6%
2,797,000	Diamondback Energy, Inc. 0.90%, 03/24/2023	2,798,042

	Pharmaceuticals - 1.9%
3,635,000	AmerisourceBergen Corp. 0.74%, 03/15/2023	3,644,788
1,577,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024	1,689,636
2,997,000	CVS Health Corp. 3.75%, 04/01/2030	3,295,633

		8,630,057

	Pipelines - 0.3%
1,447,000	Enbridge, Inc. 0.41%, 02/17/2023, 3 mo. USD SOFR + 0.400%(2)	1,448,832

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.5% - (continued)
	Real Estate Investment Trusts - 2.3%
$2,227,000	Boston Properties L.P. 3.40%, 06/21/2029	$2,380,303
6,717,000	Crown Castle International Corp. 1.05%, 07/15/2026	6,546,375
1,318,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,388,487

		10,315,165

	Retail - 1.5%
3,742,000	7-Eleven, Inc. 0.65%, 08/10/2022, 3 mo. USD LIBOR + 0.450%(2)(4)	3,744,923
2,860,000	McDonald’s Corp. 1.45%, 09/01/2025	2,906,371

		6,651,294

	Semiconductors - 0.5%
2,108,000	Broadcom, Inc. 1.95%, 02/15/2028(3)(4)	2,075,829

	Software - 1.2%
5,009,000	Oracle Corp. 2.80%, 04/01/2027	5,307,040

	Telecommunications - 1.9%
4,535,000	AT&T, Inc. 0.65%, 03/25/2024, 3 mo. USD SOFR + 0.640%(2)	4,541,982
4,357,000	Verizon Communications, Inc. 0.51%, 03/22/2024, 3 mo. USD SOFR + 0.500%(2)	4,375,402

		8,917,384

	Transportation - 0.1%
271,000	United Parcel Service, Inc. 2.20%, 09/01/2024	284,919

	Total Corporate Bonds (cost $114,342,713)	$116,627,070

MUNICIPAL BONDS - 56.1%
	Arizona - 0.2%
	City of Phoenix, AZ, Civic Improvement Corp.
$350,000	5.00%, 07/01/2026	$429,835
350,000	5.00%, 07/01/2027	440,826

		870,661

	California - 4.6%
	California County, CA, Tobacco Securitization Agency
120,000	4.00%, 06/01/2022	124,923
150,000	4.00%, 06/01/2023	161,569
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,670,296
	City of El Cajon, CA
190,000	0.93%, 04/01/2024	189,416
275,000	1.18%, 04/01/2025	273,712
	City of Los Angeles, CA, Department of Airports
405,000	0.85%, 05/15/2026	397,380
405,000	1.10%, 05/15/2027	394,705
	City of Los Angeles, CA, Department of Airports
460,000	1.25%, 05/15/2028	443,773
	City of Pomona, CA
205,000	4.00%, 08/01/2023	218,812
305,000	4.00%, 08/01/2024	332,505
	City of Riverside, CA
200,000	1.90%, 06/01/2023	205,371
360,000	2.11%, 06/01/2024	373,374
	County of Sacramento, CA, Airport System Rev
705,000	5.00%, 12/01/2022	759,235
550,000	5.00%, 07/01/2032	724,988
960,000	5.00%, 07/01/2033	1,260,675
600,000	5.00%, 07/01/2034	784,180
20,000	East Side, CA, Union High School Dist, GO, (NATL Insured) 5.25%, 02/01/2024	22,755
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(5)	759,674

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 56.1% - (continued)
	California - 4.6% - (continued)
$4,675,000	Moreno Valley, CA, Unified School Dist, GO, (NATL Insured) 0.00%, 08/01/2025(5)	$4,492,852
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(5)	182,533
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(5)	264,370
4,090,000	San Diego County, CA, Regional Transportation Commission 5.00%, 10/01/2022	4,371,369
	San Francisco, CA, Community College Dist, GO
310,000	1.33%, 06/15/2026	311,572
410,000	2.02%, 06/15/2029	414,227
10,000	Southern California Metropolitan Water Dist, (FGIC-TCRS Insured) 5.75%, 07/01/2021	10,000

		21,144,266

	Colorado - 1.0%
950,000	City & County of Denver, CO, Airport System Rev 5.00%, 11/15/2032	1,260,931
2,965,000	Colorado Housing and Finance Auth,GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	3,284,067

		4,544,998

	Connecticut - 0.6%
2,420,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	2,673,566
150,000	State of Connecticut, GO 4.00%, 06/01/2023	161,786

		2,835,352

	Delaware - 0.4%
	Delaware Transportation Auth
630,000	5.00%, 09/01/2029	821,453
285,000	5.00%, 07/01/2032	380,025
570,000	5.00%, 09/01/2033	744,737

		1,946,215

	District of Columbia - 1.4%
5,225,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	6,299,474

	Florida - 0.8%
	County of Miami-Dade FL
460,000	1.00%, 10/01/2024	464,292
440,000	1.15%, 10/01/2025	442,214
435,000	County of Miami-Dade FL Aviation Rev. 1.23%, 10/01/2025	436,530
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
310,000	3.00%, 07/01/2051	338,599
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
725,000	3.50%, 07/01/2051	804,412
905,000	4.00%, 07/01/2049	985,507

		3,471,554

	Georgia - 3.1%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	62,089
35,000	5.00%, 12/01/2027	44,599
25,000	5.00%, 12/01/2028	31,606
80,000	5.00%, 12/01/2029	100,666
55,000	5.00%, 12/01/2030	69,053
55,000	5.00%, 12/01/2032	68,633
35,000	5.00%, 12/01/2033	43,657
	Main Street, GA, Natural Gas, Inc.
3,945,000	4.00%, 08/01/2048(6)	4,287,115
8,250,000	4.00%, 03/01/2050(6)	9,565,052

		14,272,470

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 56.1% - (continued)
	Illinois - 5.5%
$475,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 5.00%, 01/01/2029	$569,764
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	972,428
7,735,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2033	9,970,296
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,344,945
	Illinois Housing Dev Auth (GNMA/FNMA/FHLMC Insured)
6,570,000	3.75%, 04/01/2050	7,313,022
1,390,000	4.50%, 10/01/2048	1,564,079
90,000	Metropolitan Pier & Exposition Auth, IL, (NATL Insured) 0.00%, 06/15/2028(5)	79,004
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,416,206
	Rock Island County, IL, School Dist No. 41, GO (BAM Insured)
125,000	4.00%, 12/01/2023	135,695
140,000	5.00%, 12/01/2024	161,056
470,000	Southwestern Illinois Dev Auth 6.38%, 11/01/2023	512,124
	State of Illinois, GO
485,000	4.00%, 03/01/2024	530,117
410,000	5.00%, 03/01/2024	459,594

		25,028,330

	Indiana - 0.2%
920,000	Indiana Housing & Community Dev Auth (GNMA COLL Insured) 4.00%, 07/01/2048	1,006,112

	Iowa - 0.3%
	Iowa Finance Auth (GNMA/FNMA/FHLMC Insured)
640,000	3.25%, 07/01/2050	704,389
705,000	4.00%, 07/01/2048	771,226

		1,475,615

	Kentucky - 3.1%
	Kentucky Public Energy Auth
6,080,000	4.00%, 12/01/2049(6)	6,853,274
6,265,000	4.00%, 02/01/2050(6)	7,386,298

		14,239,572

	Louisiana - 2.8%
325,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	362,202
12,250,000	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	12,451,881

		12,814,083

	Maine - 0.8%
	Maine Municipal Bond Bank
325,000	5.00%, 09/01/2029	422,867
535,000	5.00%, 09/01/2031	701,585
415,000	5.00%, 09/01/2032	542,154
1,775,000	Maine State Housing Auth 4.00%, 11/15/2048	1,936,350

		3,602,956

	Massachusetts - 1.1%
1,685,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2035	2,122,114
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	712,751
510,000	3.27%, 07/01/2026	549,737
560,000	3.38%, 07/01/2027	606,335
1,040,000	Massachusetts Water Resource Auth 0.07%, 08/01/2037(6)	1,040,000

		5,030,937

The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 56.1% - (continued)
	Minnesota - 1.7%
$7,045,000	Minnesota Housing Finance Agency Rev (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	$7,686,225

	Mississippi - 0.5%
1,435,000	Mississippi Home Corp.(GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,578,246
645,000	State of Mississippi, GO 5.00%, 06/01/2031	857,732

		2,435,978

	Missouri - 1.6%
	Missouri Housing Dev Commission Rev (GNMA/FNMA/FHLMC Insured)
2,005,000	3.25%, 05/01/2051	2,216,726
1,120,000	3.50%, 11/01/2050	1,246,318
1,760,000	4.25%, 05/01/2049	1,966,176
1,520,000	4.75%, 05/01/2049	1,723,486

		7,152,706

	Nebraska - 1.2%
	Nebraska Investment Finance Auth Rev
3,970,000	3.00%, 09/01/2050	4,330,500
1,140,000	4.00%, 09/01/2048	1,255,634

		5,586,134

	Nevada - 0.3%
1,400,000	Nevada Housing Division (GNMA/FNMA/FHLMC COLL Insured) 4.00%, 10/01/2049	1,560,806

	New Jersey - 2.0%
1,430,000	Garden State, NJ, Preservation Trust, (AGM Insured) 5.75%, 11/01/2028	1,772,438
	New Jersey Economic Dev Auth
150,000	5.00%, 06/15/2023	164,771
95,000	5.00%, 06/15/2024	108,313
70,000	5.00%, 03/01/2026	75,903
285,000	5.00%, 06/15/2027	352,444
565,000	5.00%, 06/15/2028	693,998
	New Jersey Transportation Trust Fund Auth
140,000	4.00%, 06/15/2035	165,058
1,530,000	5.00%, 12/15/2028	1,943,280
685,000	5.50%, 12/15/2022	743,001
	New Jersey Turnpike Auth
1,510,000	1.05%, 01/01/2026	1,500,546
110,000	5.00%, 01/01/2023	118,545
605,000	5.00%, 01/01/2029	758,353
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	932,048

		9,328,698

	New Mexico - 1.3%
	New Mexico Mortgage Finance Auth (GNMA/FNMA/FHLMC Insured)
4,410,000	3.00%, 01/01/2051	4,812,848
930,000	4.00%, 01/01/2049	1,025,864

		5,838,712

	New York - 5.2%
4,210,000	City of New York, NY, GO 5.00%, 08/01/2033	5,508,386
2,605,000	New York City Transitional Finance Auth, Future Tax Secured Rev 5.00%, 05/01/2033	3,450,841
7,600,000	New York State Dormitory Auth Rev 4.00%, 03/15/2035	9,148,814
	New York Transportation Dev. Corp.
300,000	1.36%, 12/01/2021	301,575
455,000	1.61%, 12/01/2022	462,055
475,000	5.00%, 12/01/2028	608,965

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 56.1% - (continued)
	New York - 5.2% - (continued)
	Port Auth of New York & New Jersey Rev
$750,000	5.00%, 07/15/2031	$956,245
2,585,000	5.00%, 07/15/2033	3,379,148

		23,816,029

	Ohio - 1.9%
	Ohio Housing Finance Agency (GNMA/FNMA/FHLMC COLL Insured)
3,200,000	3.25%, 03/01/2050	3,524,941
1,525,000	4.50%, 09/01/2048	1,705,750
445,000	Ohio Housing Finance Agency Rev 3.00%, 03/01/2052	489,083
	Ohio State University
5,000	5.00%, 12/01/2030	6,827
5,000	5.00%, 12/01/2031	6,930
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(5)	1,167,744
1,395,000	0.00%, 02/15/2041(5)	881,350
525,000	State of Ohio, GO 5.00%, 05/01/2032	699,583

		8,482,208

	Oklahoma - 0.3%
1,180,000	Oklahoma Housing Finance Agency (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	1,330,515

	Pennsylvania - 2.1%
635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	785,143
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,580,762
2,110,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	2,280,411
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	294,771
705,000	5.00%, 12/01/2027	887,509
300,000	5.00%, 12/01/2032	398,233
310,000	5.00%, 12/01/2033	409,637
	Philadelphia, PA, Gas Works Co.,(AGM Insured)
440,000	5.00%, 08/01/2029	568,430
910,000	5.00%, 08/01/2030	1,196,242
820,000	5.00%, 08/01/2033	1,067,118
	Reading, PA, School Dist, GO AGM State Aid Withholding Insured)
	Reading, PA, School Dist, GO AGM State Aid Withholding Insured)
70,000	5.00%, 03/01/2025	81,079
55,000	5.00%, 03/01/2026	65,326
50,000	5.00%, 03/01/2027	60,668

		9,675,329

	Rhode Island - 1.5%
6,390,000	Rhode Island Housing & Mortgage Finance Corp. 3.75%, 10/01/2049	7,076,142

	South Carolina - 2.2%
6,425,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(6)	7,012,598
2,305,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	2,582,505
250,000	Tobacco Settlement Rev Mgmt Auth, SC 6.38%, 05/15/2030	350,457

		9,945,560

	South Dakota - 0.1%
	South Dakota Conservancy Dist
245,000	5.00%, 08/01/2029	324,617
235,000	5.00%, 08/01/2030	316,417

		641,034

The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†

MUNICIPAL BONDS - 56.1% - (continued)
	Tennessee - 0.4%
$250,000	Metropolitan Nashville, TN, Airport Auth 5.00%, 07/01/2049	$314,192
1,265,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,415,501

		1,729,693

	Texas - 5.6%
3,770,000	Arlington, TX, Higher Education Finance Corp., (PSF-GTD Insured) 5.00%, 08/15/2033	4,875,685
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	888,668
	City of Houston, TX, Airport System Rev
2,385,000	5.00%, 07/01/2029	3,117,498
1,325,000	5.00%, 07/01/2030	1,764,541
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO (PSF-GTD Insured) 4.00%, 02/15/2033	2,096,625
1,190,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	1,239,124
	Harris County, TX, Cultural Education Facs Finance Corp.
450,000	5.00%, 11/15/2028	567,974
430,000	5.00%, 11/15/2029	540,504
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	478,143
140,000	5.00%, 05/15/2030	184,127
	Northside, TX, Independent School Dist, GO (PSF-GTD Insured)
90,000	5.00%, 02/15/2026	109,251
365,000	5.00%, 02/15/2030	487,641
1,825,000	Texas Department of Housing & Community Affairs (GNMA Insured) 3.00%, 01/01/2052	2,016,682
	Texas Department of Housing & Community Affairs Rev (GNMA Insured)
1,970,000	3.50%, 03/01/2051	2,215,625
1,245,000	4.00%, 03/01/2050	1,413,934
945,000	4.75%, 03/01/2049	1,059,128
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2028	1,576,543
880,000	University of Texas 5.00%, 05/15/2035	1,082,150

		25,713,843

	Washington - 1.8%
3,045,000	State of Washington, GO 5.00%, 06/01/2040	4,044,802
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
2,635,000	4.00%, 12/01/2048	2,889,140
1,115,000	4.00%, 06/01/2050	1,257,710

		8,191,652

	Wisconsin - 0.2%
650,000	Wisconsin Health & Educational Facs Auth 5.00%, 04/01/2033	790,447

	Wyoming - 0.3%
1,150,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,256,568

	Total Municipal Bonds (cost $246,163,322)	$256,820,874

U.S. GOVERNMENT SECURITIES - 16.7%
	U.S. Treasury Securities - 16.7%
	U.S. Treasury Notes - 16.7%
$9,713,000	0.13%, 01/15/2024	$9,670,885
26,182,000	0.25%, 03/15/2024	26,134,954

Shares or Principal Amount		Market Value†

U.S. GOVERNMENT SECURITIES - 16.7% - (continued)
	U.S. Treasury Securities - 16.7% - (continued)
	U.S. Treasury Notes - 16.7% - (continued)
$41,108,000	0.50%, 02/28/2026	$40,475,323

		76,281,162

	Total U.S. Government Securities (cost $76,243,161)	$76,281,162

	Total Long-Term Investments (cost $436,749,196)	$449,729,106

SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 0.4%
1,571,956	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(7)	$1,571,956

	Securities Lending Collateral - 0.3%
188,789	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(7)	188,789
1,324,220	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(7)	1,324,220

		1,513,009

	U.S. Treasury Bill - 0.5%
2,476,500	U.S. Treasury Bills 0.03%, 10/07/2021(8)	2,476,284

	Total Short-Term Investments (cost $5,561,132)	$5,561,249

Total Investments (cost $442,310,328)	99.5%	$455,290,355
Other Assets & Liabilities	0.5%	2,330,074

Total Net Assets	100.0%	$457,620,429

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2021. Base lending rates may be subject to a floor or cap.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2021, the aggregate value of these securities was $17,080,116, representing 3.7% of net assets.

(5)	Security is a zero-coupon bond.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

(7)	Current yield as of period end.

(8)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	375	06/30/2021	$46,476,563	$278,949
U.S. Treasury 10-Year Note Future	189	06/21/2021	24,953,906	422,603

Total futures contracts				$701,552

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$116,627,070	$—	$116,627,070	$—
Municipal Bonds	256,820,874	—	256,820,874	—
U.S. Government Securities	76,281,162	—	76,281,162	—
Short-Term Investments	5,561,249	3,084,965	2,476,284	—
Futures Contracts(2)	701,552	701,552	—	—

Total	$455,991,907	$3,786,517	$452,205,390	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Banks - 4.9%
107,503	Commerce Bancshares, Inc.	$8,364,808
263,154	Fifth Third Bancorp	10,668,263
62,599	First Republic Bank	11,470,641
57,423	M&T Bank Corp.	9,055,033

		39,558,745

	Capital Goods - 13.5%
151,608	BWX Technologies, Inc.	10,145,607
89,013	Dover Corp.	13,279,849
193,439	Fortune Brands Home & Security, Inc.	20,307,226
63,869	IDEX Corp.	14,319,430
58,237	Nordson Corp.	12,311,884
184,731	Pentair plc	11,916,997
68,411	Snap-on, Inc.	16,254,454
60,999	Trane Technologies plc	10,603,456

		109,138,903

	Commercial & Professional Services - 5.4%
102,812	Leidos Holdings, Inc.	10,412,799
131,304	Robert Half International, Inc.	11,503,544
57,237	Verisk Analytics, Inc.	10,772,003
93,578	Waste Connections, Inc.	11,146,076

		43,834,422

	Consumer Durables & Apparel - 1.7%
130,982	Brunswick Corp.	14,032,102

	Consumer Services - 2.2%
238,912	Aramark	9,286,509
40,599	Churchill Downs, Inc.	8,586,689

		17,873,198

	Diversified Financials - 2.5%
79,606	Raymond James Financial, Inc.	10,410,873
161,139	SEI Investments Co.	9,900,380

		20,311,253

	Energy - 1.8%
74,465	Diamondback Energy, Inc.	6,086,025
52,527	Pioneer Natural Resources Co.	8,080,228

		14,166,253

	Food & Staples Retailing - 1.0%
36,597	Casey’s General Stores, Inc.	8,131,487

	Food, Beverage & Tobacco - 1.7%
85,815	Hershey Co.	14,099,404

	Health Care Equipment & Services - 7.2%
28,945	Cooper Cos., Inc.	11,893,211
171,725	Encompass Health Corp.	14,572,584
39,342	Masimo Corp.*	9,153,703
32,892	Teleflex, Inc.	13,896,212
27,694	West Pharmaceutical Services, Inc.	9,098,033

		58,613,743

	Insurance - 8.4%
99,637	Arthur J Gallagher & Co.	14,442,383
152,927	Assurant, Inc.	23,795,441
105,583	Globe Life, Inc.	10,821,202
87,701	Reinsurance Group of America, Inc.	11,447,612
44,209	RenaissanceRe Holdings Ltd.	7,462,921

		67,969,559

	Materials - 3.3%
80,477	Ashland Global Holdings, Inc.	6,937,922
93,097	Crown Holdings, Inc.	10,222,051
100,064	Westlake Chemical Corp.	9,395,009

		26,554,982

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Media & Entertainment - 4.5%
46,725	IAC/InterActiveCorp*	$11,843,386
223,667	Interpublic Group of Cos., Inc.	7,101,427
36,367	Match Group, Inc.*	5,659,796
66,267	Take-Two Interactive Software, Inc.*	11,621,907

		36,226,516

	Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
115,514	Catalent, Inc.*	12,991,859
141,091	Royalty Pharma plc Class A	6,208,004

		19,199,863

	Real Estate - 3.7%
62,864	Alexandria Real Estate Equities, Inc. REIT	11,384,670
222,790	Americold Realty Trust REIT	8,998,488
413,008	Brixmor Property Group, Inc. REIT	9,226,599

		29,609,757

	Retailing - 5.4%
78,775	Advance Auto Parts, Inc.	15,767,604
36,035	Burlington Stores, Inc.*	11,759,302
352,248	LKQ Corp.*	16,453,504

		43,980,410

	Semiconductors & Semiconductor Equipment - 4.8%
95,195	Entegris, Inc.	10,717,053
39,514	First Solar, Inc.*	3,024,007
87,459	Microchip Technology, Inc.	13,144,213
300,353	ON Semiconductor Corp.*	11,713,767

		38,599,040

	Software & Services - 10.2%
143,357	Amdocs Ltd.	11,001,216
162,722	Black Knight, Inc.*	11,784,327
92,105	Dolby Laboratories, Inc. Class A	9,345,894
246,616	Genpact Ltd.	11,721,659
20,996	Palo Alto Networks, Inc.*	7,419,776
79,654	PTC, Inc.*	10,429,895
160,125	Teradata Corp.*	7,921,384
57,602	VeriSign, Inc.*	12,601,590

		82,225,741

	Technology Hardware & Equipment - 8.0%
60,453	CDW Corp.	10,780,583
159,875	Ciena Corp.*	8,068,891
225,814	FLIR Systems, Inc.	13,542,066
63,267	Keysight Technologies, Inc.*	9,132,591
61,705	Motorola Solutions, Inc.	11,619,052
88,289	TE Connectivity Ltd.	11,872,222

		65,015,405

	Utilities - 4.6%
154,571	Alliant Energy Corp.	8,682,253
386,014	CenterPoint Energy, Inc.	9,453,483
51,667	Eversource Energy	4,454,729
221,071	FirstEnergy Corp.	8,383,012
243,031	NiSource, Inc.	6,323,666

		37,297,143

	Total Common Stocks (cost $514,512,107)	$786,437,926

The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders US MidCap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.4%
	Other Investment Pools & Funds - 3.4%
27,876,309	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(1)	$27,876,309

Total Short-Term Investments (cost $27,876,309)		$27,876,309

Total Investments (cost $542,388,416)	100.6%	$814,314,235
Other Assets and Liabilities	(0.6)%	(4,763,763)

Total Net Assets	100.0%	$809,550,472

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$39,558,745	$39,558,745	$—	$—
Capital Goods	109,138,903	109,138,903	—	—
Commercial & Professional Services	43,834,422	43,834,422	—	—
Consumer Durables & Apparel	14,032,102	14,032,102	—	—
Consumer Services	17,873,198	17,873,198	—	—
Diversified Financials	20,311,253	20,311,253	—	—
Energy	14,166,253	14,166,253	—	—
Food & Staples Retailing	8,131,487	8,131,487	—	—
Food, Beverage & Tobacco	14,099,404	14,099,404	—	—
Health Care Equipment & Services	58,613,743	58,613,743	—	—
Insurance	67,969,559	67,969,559	—	—
Materials	26,554,982	26,554,982	—	—
Media & Entertainment	36,226,516	36,226,516	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,199,863	19,199,863	—	—
Real Estate	29,609,757	29,609,757	—	—
Retailing	43,980,410	43,980,410	—	—
Semiconductors & Semiconductor Equipment	38,599,040	38,599,040	—	—
Software & Services	82,225,741	82,225,741	—	—
Technology Hardware & Equipment	65,015,405	65,015,405	—	—
Utilities	37,297,143	37,297,143	—	—
Short-Term Investments	27,876,309	27,876,309	—	—

Total	$814,314,235	$814,314,235	$—	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

47

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5%
	Automobiles & Components - 0.5%
24,279	Gentherm, Inc.*	$1,728,665

	Banks - 9.1%
15,939	Cambridge Bancorp	1,395,459
326,987	First BanCorp	4,110,227
82,213	First Interstate BancSystem, Inc. Class A	3,861,545
96,210	First Merchants Corp.	4,445,864
93,064	Heritage Financial Corp.	2,615,098
32,833	Lakeland Financial Corp.	2,141,697
121,425	OceanFirst Financial Corp.	2,775,775
97,621	Seacoast Banking Corp. of Florida*	3,548,523
40,541	South State Corp.	3,418,417
99,551	United Community Banks, Inc.	3,257,309

		31,569,914

	Capital Goods - 13.4%
43,236	Albany International Corp. Class A	3,858,381
46,824	Comfort Systems USA, Inc.	3,856,425
128,068	Customers Bancorp, Inc.*(1)	1,313,978
38,423	EnPro Industries, Inc.	3,290,930
36,253	ESCO Technologies, Inc.	3,942,876
36,859	Gibraltar Industries, Inc.*	3,385,868
57,010	Hexcel Corp.*	3,215,934
99,747	Maxar Technologies, Inc.	3,871,181
30,092	Simpson Manufacturing Co., Inc.	3,391,368
43,810	Standex International Corp.	4,154,064
35,982	TPI Composites, Inc.*	1,912,443
216,993	Univar Solutions, Inc.*	5,066,787
21,014	Valmont Industries, Inc.	5,187,306

		46,447,541

	Commercial & Professional Services - 3.2%
69,871	ASGN, Inc.*	7,349,032
28,835	KAR Auction Services, Inc.	432,236
40,656	McGrath Rent Corp.	3,332,979

		11,114,247

	Consumer Durables & Apparel - 5.0%
17,988	Cavco Industries, Inc.*	3,767,227
54,369	Oxford Industries, Inc.	4,960,084
86,749	Skyline Champion Corp.*	3,854,258
117,893	Steven Madden Ltd.	4,794,708

		17,376,277

	Consumer Services - 2.3%
17,177	Cracker Barrel Old Country Store, Inc.	2,876,632
101,313	Terminix Global Holdings, Inc.*	5,155,819

		8,032,451

	Diversified Financials - 2.1%
158,370	Compass Diversified Holdings	4,028,933
50,748	Houlihan Lokey, Inc.	3,363,070

		7,392,003

	Energy - 1.3%
35,315	Cactus, Inc. Class A	1,052,740
95,365	Delek U.S. Holdings, Inc.	2,263,011
118,040	Solaris Oilfield Infrastructure, Inc. Class A	1,291,358

		4,607,109

	Food & Staples Retailing - 1.2%
71,686	Performance Food Group Co.*	4,207,968

	Food, Beverage & Tobacco - 2.4%
61,152	Darling Ingredients, Inc.*	4,247,006
237,520	Primo Water Corp.	3,976,085

		8,223,091

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Health Care Equipment & Services - 6.8%
57,995	AdaptHealth Corp.*	$1,685,335
127,035	Envista Holdings Corp.*	5,498,075
22,391	ICU Medical, Inc.*	4,663,373
53,676	LivaNova plc*	4,555,482
12,324	Mesa Laboratories, Inc.	3,064,363
39,798	Progyny, Inc.*	2,264,904
258,278	Sientra, Inc.*	1,771,787

		23,503,319

	Insurance - 5.8%
68,499	Axis Capital Holdings Ltd.	3,822,244
83,300	James River Group Holdings Ltd.	3,924,263
38,525	Kemper Corp.	3,007,262
25,516	Palomar Holdings, Inc.*	1,795,306
26,366	Reinsurance Group of America, Inc.	3,441,554
74,665	Selectquote, Inc.*	2,324,321
108,421	Trean Insurance Group, Inc.*	1,896,283

		20,211,233

	Materials - 9.1%
86,622	Ardagh Group S.A.	2,326,667
44,268	Ashland Global Holdings, Inc.	3,816,344
173,785	Atotech Ltd.*	3,748,543
30,443	Balchem Corp.	3,872,045
40,864	Compass Minerals International, Inc.	2,775,483
30,643	Eagle Materials, Inc.	4,233,024
144,149	Element Solutions, Inc.	3,153,980
41,271	Neenah, Inc.	2,194,379
170,205	Valvoline, Inc.	5,344,437

		31,464,902

	Media & Entertainment - 2.6%
56,465	John Wiley & Sons, Inc. Class A	3,215,117
43,405	Madison Square Garden Entertainment Corp.*	3,932,927
391,889	MDC Partners, Inc. Class A*	1,747,825

		8,895,869

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
60,846	Aerie Pharmaceuticals, Inc.*	1,042,292
22,918	Catalent, Inc.*	2,577,587
138,117	Evolus, Inc.*	1,258,246
43,727	FibroGen, Inc.*	975,987
54,653	Intra-Cellular Therapies, Inc.*	1,881,703
22,808	Natera, Inc.*	2,509,336
24,412	Pacira BioSciences, Inc.*	1,542,350
77,741	Syneos Health, Inc.*	6,596,324

		18,383,825

	Real Estate - 3.0%
92,033	Douglas Emmett, Inc. REIT	3,086,787
179,583	Kennedy-Wilson Holdings, Inc.	3,690,431
58,341	Terreno Realty Corp. REIT	3,764,161

		10,541,379

	Retailing - 1.1%
19,623	Asbury Automotive Group, Inc.*	3,897,324

	Semiconductors & Semiconductor Equipment - 4.5%
109,979	Allegro MicroSystems, Inc.*	2,714,282
67,980	MACOM Technology Solutions Holdings, Inc.*	3,848,348
120,206	ON Semiconductor Corp.*	4,688,034
64,329	Semtech Corp.*	4,357,646

		15,608,310

	Software & Services - 7.9%
84,991	LiveRamp Holdings, Inc.*	4,162,859
72,216	Perficient, Inc.*	4,738,092
182,679	Sabre Corp.	2,736,532

The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.5% - (continued)
	Software & Services - 7.9% - (continued)
51,758	Science Applications International Corp.	$4,628,200
120,239	Teradata Corp.*	5,948,223
69,457	WNS Holdings Ltd. ADR*	5,030,771

		27,244,677

	Technology Hardware & Equipment - 4.0%
69,292	Ciena Corp.*	3,497,167
38,156	Lumentum Holdings, Inc.*	3,245,168
83,706	Plantronics, Inc.*	3,347,403
240,406	Viavi Solutions, Inc.*	3,933,042

		14,022,780

	Telecommunication Services - 0.5%
144,689	Fintech Acquisition Corp. IV Class A*	1,639,326

	Utilities - 2.4%
31,329	Avista Corp.	1,441,761
17,907	Chesapeake Utilities Corp.	2,122,338
27,009	IDACORP, Inc.	2,767,882
32,122	SJW Group	2,105,597

		8,437,578

	Total Common Stocks (cost $234,799,650)	$324,549,788

SHORT-TERM INVESTMENTS - 5.0%
	Other Investment Pools & Funds - 4.8%
16,593,382	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)	$16,593,382

	Securities Lending Collateral - 0.2%
111,396	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	111,396
781,362	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	781,362

		892,758

	Total Short-Term Investments (cost $17,486,140)	$17,486,140

Total Investments (cost $252,285,790)	98.5%	$342,035,928
Other Assets and Liabilities	1.5%	5,289,227

Total Net Assets	100.0%	$347,325,155

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2021, the aggregate fair value of this security was $2,443,532 which represented 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third-party pricing service methodology approved by the Board of Directors.

PIPE Purchase Commitments Outstanding as of April 30, 2021
Period Committed	Security Name	Committed Shares	Committed Cost	Market Value	Unrealized Appreciation/ (Deprecation)
01/2021	Restaurant And Gaming PIPE(3)	218,778	$2,187,780	$2,443,532	$255,752

			$2,187,780	$2,443,532	$255,752

Special purpose acquisition companies (“SPACs”) are collective investment structures that allow for private investments in public equity investments (“PIPE”). Hartford Schroders US Small Cap Opportunities Fund had contingent commitments outstanding of $2,187,780 to purchase restricted PIPE shares as of April 30, 2021.

The aggregate unrealized appreciation of PIPE commitments represents 0.6% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,728,665	$1,728,665	$—	$—
Banks	31,569,914	31,569,914	—	—
Capital Goods	46,447,541	46,447,541	—	—
Commercial & Professional Services	11,114,247	11,114,247	—	—
Consumer Durables & Apparel	17,376,277	17,376,277	—	—
Consumer Services	8,032,451	8,032,451	—	—
Diversified Financials	7,392,003	7,392,003	—	—
Energy	4,607,109	4,607,109	—	—
Food & Staples Retailing	4,207,968	4,207,968	—	—
Food, Beverage & Tobacco	8,223,091	8,223,091	—	—
Health Care Equipment & Services	23,503,319	23,503,319	—	—
Insurance	20,211,233	20,211,233	—	—
Materials	31,464,902	31,464,902	—	—
Media & Entertainment	8,895,869	8,895,869	—	—
Pharmaceuticals, Biotechnology & Life Sciences	18,383,825	18,383,825	—	—
Real Estate	10,541,379	10,541,379	—	—
Retailing	3,897,324	3,897,324	—	—
Semiconductors & Semiconductor Equipment	15,608,310	15,608,310	—	—
Software & Services	27,244,677	27,244,677	—	—
Technology Hardware & Equipment	14,022,780	14,022,780	—	—
Telecommunication Services	1,639,326	1,639,326	—	—
Utilities	8,437,578	8,437,578	—	—
Short-Term Investments	17,486,140	17,486,140	—	—
PIPE Purchase Commitment	2,443,532	—	2,443,532	—

Total	$344,479,460	$342,035,928	$2,443,532	$—

(1)	For the six-month period ended April 30, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

50

Hartford Schroders Funds

Glossary (abbreviations used in the preceding Schedules of Investments)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue

Other Abbreviations:
ADR	American Depositary Receipt
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CR	Custody Receipts
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TCRS	Tennessee Consolidated Retirement System

51

Hartford Schroders Funds

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value(1)	$10,419,418	$6,197,813,603	$38,723,746	$2,573,111,875	$2,444,807,180
Cash	—	—	—	11,912	—
Cash collateral held for securities on loan	—	9,933	70,160	4,369,994	—
Foreign currency	23,888	12,074,539	73,943	2,656,030	1,714,176
Unrealized appreciation on foreign currency contracts	—	—	73,468	761,618	—
Receivables:
From affiliates	10,952	—	11,678	—	—
Investment securities sold	—	5,566,167	1,945,730	7,775,379	12,241,290
Fund shares sold	—	9,101,173	42,223	4,398,225	12,594,596
Dividends and interest	—	9,827,832	560,407	8,998,321	1,139,092
Securities lending income	—	37,977	484	129,577	120
Variation margin on futures contracts	—	—	—	5,830,167	—
Tax reclaims	—	80,221	29,645	2,091,158	1,685,905
Other assets	66,956	150,817	145,542	93,647	212,993

Total assets	10,521,214	6,234,662,262	41,677,026	2,610,227,903	2,474,395,352

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	30,946	—	—
Due to custodian	—	—	447,797	—	—
Obligation to return securities lending collateral	—	198,632	1,402,995	87,387,398	—
Unrealized depreciation on OTC swap contracts	—	—	1,156	—	—
Payables:
Investment securities purchased	—	9,525,561	1,819,308	1,721,579	17,400,140
Fund shares redeemed	—	2,722,168	132,596	1,243,620	1,056,401
Investment management fees	7,388	5,089,456	36,905	1,409,557	1,281,908
Transfer agent fees	172	527,654	4,901	136,639	64,613
Accounting services fees	113	69,545	725	27,837	26,770
Board of Directors’ fees	34	15,126	346	8,102	—
Foreign taxes	—	6,078,787	7,054	—	537,846
Distribution fees	72	13,973	31	6,484	9,609
Accrued expenses	16,613	338,454	25,263	53,959	—
OTC swap contracts premiums received	—	—	14,158	—	—

Total liabilities	24,392	24,579,356	3,924,181	91,995,175	20,377,287

Net assets	$10,496,822	$6,210,082,906	$37,752,845	$2,518,232,728	$2,454,018,065

Summary of Net Assets:
Capital stock and paid-in-capital	$7,374,383	$4,441,374,970	$49,401,462	$2,339,947,141	$2,021,785,458
Distributable earnings (loss)	3,122,439	1,768,707,936	(11,648,617)	178,285,587	432,232,607

Net assets	$10,496,822	$6,210,082,906	$37,752,845	$2,518,232,728	$2,454,018,065

Shares authorized	300,000,000	905,000,000	500,000,000	830,000,000	560,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$16.17	$21.17	$8.52	$10.34	$18.08

Maximum offering price per share	$17.11	$22.40	$8.92	$10.94	$19.13

Shares outstanding	80,019	4,737,705	198,830	8,298,160	11,948,605

Net Assets	$1,294,033	$100,297,563	$1,694,266	$85,816,822	$215,989,422

Class C: Net asset value per share	$16.01	$20.93	$8.49	$10.28	$17.10

Shares outstanding	12,885	411,376	17,678	1,469,024	821,837

Net Assets	$206,322	$8,608,701	$150,149	$15,094,992	$14,053,353

Class I: Net asset value per share	$16.16	$21.22	$8.51	$10.33	$17.50

Shares outstanding	63,421	107,268,614	2,387,476	70,807,095	76,507,019

Net Assets	$1,024,739	$2,276,277,152	$20,313,915	$731,759,455	$1,338,852,902

Class R3: Net asset value per share	$—	$21.12	$8.53	$10.31	$17.39

Shares outstanding	—	4,770	3,615	1,634,551	72,936

Net Assets	$—	$100,725	$30,846	$16,849,717	$1,268,346

The accompanying notes are an integral part of these financial statements.

52

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R4: Net asset value per share	$—	$21.29	$8.52	$10.31	$17.47

Shares outstanding	—	243,770	1,323	561,001	194,628

Net Assets	$—	$5,190,685	$11,271	$5,786,286	$3,400,020

Class R5: Net asset value per share	$—	$21.22	$8.51	$10.33	$17.51

Shares outstanding	—	21,069	1,331	1,790,729	1,165,702

Net Assets	$—	$447,175	$11,321	$18,489,337	$20,408,055

Class Y: Net asset value per share	$16.16	$21.29	$8.51	$10.33	$17.55

Shares outstanding	11,687	36,168,149	294,835	26,913,459	10,427,458

Net Assets	$188,858	$769,895,982	$2,507,947	$277,974,938	$183,026,387

Class F: Net asset value per share	$16.16	$21.22	$8.00	$10.34	$17.52

Shares outstanding	231,609	59,624,390	1,514	52,728,568	22,593,798

Net Assets	$3,742,784	$1,265,382,463	$12,106	$545,132,219	$395,812,745

Class SDR:Net asset value per share	$16.16	$21.26	$8.51	$10.32	$17.51

Shares outstanding	250,000	83,897,660	1,530,350	79,555,571	16,064,153

Net Assets	$4,040,086	$1,783,882,460	$13,021,024	$821,328,962	$281,206,835

Cost of investments	$8,209,258	$4,171,129,692	$38,207,667	$2,244,855,457	$2,034,267,174
Cost of foreign currency	$23,860	$11,938,082	$73,589	$2,653,268	$1,716,374

(1) Includes Investment in securities on loan, at market value	$—	$188,787	$1,352,428	$79,374,522	$—

The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$130,910,408	$455,290,355	$814,314,235	$342,035,928
PIPE purchase commitments	—	—	—	255,752
Cash	629,739	—	—	—
Cash collateral held for securities on loan	—	79,644	—	46,994
Cash collateral due from broker on futures contracts	50	—	—	—
Foreign currency	2,104	—	—	—
Unrealized appreciation on foreign currency contracts	8,322	—	—	—
Receivables:
From affiliates	4,827	33,384	—	2,230
Investment securities sold	—	—	5,843,176	553,519
Fund shares sold	395,670	727,279	8,289,732	7,808,471
Dividends and interest	257,337	2,780,752	191,379	11,248
Securities lending income	—	317	—	1,008
Variation margin on futures contracts	—	807,403	—	—
Other assets	73,776	52,201	80,097	74,454

Total assets	132,282,233	459,771,335	828,718,619	350,789,604

Liabilities:
Unrealized depreciation on foreign currency contracts	40,676	—	—	—
Due to custodian	—	7,200	—	—
Obligation to return securities lending collateral	—	1,592,653	—	939,752
Reverse repurchase agreements	15,079,613	—	—	—
Payables:
Investment securities purchased	4,222,276	—	3,807,596	1,874,029
Fund shares redeemed	410,776	316,574	14,696,304	341,705
Investment management fees	57,090	166,365	494,233	249,582
Transfer agent fees	5,984	44,030	93,514	36,330
Accounting services fees	1,208	5,083	9,061	3,813
Board of Directors’ fees	356	2,073	3,277	839
Distribution fees	295	3,311	11,032	2,544
Interest on reverse repurchase agreements	6,734	—	—	—
Accrued expenses	22,032	13,617	53,130	15,855

Total liabilities	19,847,040	2,150,906	19,168,147	3,464,449

Net assets	$112,435,193	$457,620,429	$809,550,472	$347,325,155

Summary of Net Assets:
Capital stock and paid-in-capital	$112,670,603	$438,890,300	$460,964,265	$225,966,839
Distributable earnings (loss)	(235,410)	18,730,129	348,586,207	121,358,316

Net assets	$112,435,193	$457,620,429	$809,550,472	$347,325,155

Shares authorized	300,000,000	360,000,000	500,000,000	500,000,000

Par value	$0.0001	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$9.94	$11.37	$19.72	$32.92

Maximum offering price per share	$10.25	$11.91	$20.87	$34.84

Shares outstanding	595,244	5,667,344	4,905,956	1,081,212

Net Assets	$5,917,564	$64,459,112	$96,740,141	$35,591,752

Class C: Net asset value per share	$9.93	$11.39	$19.79	$33.28

Shares outstanding	68,339	717,242	2,792,772	281,106

Net Assets	$678,343	$8,166,893	$55,278,075	$9,355,540

Class I: Net asset value per share	$9.94	$11.38	$20.53	$34.73

Shares outstanding	7,527,489	25,588,004	21,688,187	6,181,839

Net Assets	$74,785,821	$291,247,982	$445,342,078	$214,724,672

Class R3: Net asset value per share	$—	$—	$20.18	$34.17

Shares outstanding	—	—	108,103	10,855

Net Assets	$—	$—	$2,181,643	$370,920

The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2021 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class R4: Net asset value per share	$—	$—	$20.42	$34.55

Shares outstanding	—	—	37,302	4,698

Net Assets	$—	$—	$761,727	$162,339

Class R5: Net asset value per share	$—	$—	$20.50	$34.69

Shares outstanding	—	—	43,106	18,453

Net Assets	$—	$—	$883,561	$640,157

Class Y: Net asset value per share	$9.93	$11.39	$20.52	$34.72

Shares outstanding	451,604	19,018	4,055,332	1,074,397

Net Assets	$4,483,860	$216,544	$83,203,782	$37,304,091

Class F: Net asset value per share	$9.92	$11.39	$20.53	$34.75

Shares outstanding	210,448	3,110,762	3,701,585	428,242

Net Assets	$2,088,497	$35,418,089	$76,009,255	$14,882,962

Class SDR:Net asset value per share	$9.92	$11.38	$20.57	$34.79

Shares outstanding	2,468,329	5,108,630	2,389,385	985,609

Net Assets	$24,481,108	$58,111,809	$49,150,210	$34,292,722

Cost of investments	$128,708,324	$442,310,328	$542,388,416	$252,285,790
Cost of foreign currency	$2,123	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$1,542,567	$—	$918,403

The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$24,299	$44,688,168	$—	$31,560,087	$15,359,241
Non-cash dividends	—	—	—	253,018	2,625,635
Interest	11	31,172	1,671,682	—	—
Securities lending	—	112,891	3,131	722,539	221,470
Less: Foreign tax withheld	(2,430)	(6,553,323)	(21,394)	(3,038,668)	(2,088,378)

Total investment income, net	21,880	38,278,908	1,653,419	29,496,976	16,117,968

Expenses:
Investment management fees	42,967	27,708,740	214,204	7,562,570	5,781,680
Transfer agent fees
Class A	443	291,894	1,483	43,195	73,741
Class C	148	3,302	280	7,712	4,286
Class I	203	1,585,052	9,007	275,605	293,788
Class R3	—	99	33	16,519	1,030
Class R4	—	3,813	9	2,193	1,863
Class R5	—	210	7	9,824	7,868
Class Y	74	78,699	79	109,275	47,678
Class F	63	3,278	—	2,945	139
Class SDR	75	1,699	142	13,267	3,837
Distribution fees
Class A	1,236	675,607	2,237	96,743	210,383
Class C	1,031	40,615	1,120	72,687	51,037
Class R3	—	241	76	41,248	2,668
Class R4	—	6,668	14	4,117	3,924
Custodian fees	4,062	269,328	3,889	118,325	20,992
Registration and filing fees	66,523	131,402	58,124	72,549	124,354
Accounting services fees	675	388,700	4,335	153,188	123,327
Board of Directors’ fees	120	64,809	794	26,362	17,830
Audit and tax fees	12,109	21,053	15,802	24,659	17,620
Other expenses	5,981	236,189	9,917	103,570	53,341

Total expenses (before interest expense)	135,710	31,511,398	321,552	8,756,553	6,841,386

Total expenses (before waivers, reimbursements and fees paid indirectly)	135,710	31,511,398	321,552	8,756,553	6,841,386

Expense waivers	(84,375)	—	(75,215)	—	—
Transfer agent fee waivers	—	—	—	(30,996)	—
Distribution fee reimbursements	(307)	(83)	(116)	(5,547)	(224)

Total waivers, reimbursements and fees paid indirectly	(84,682)	(83)	(75,331)	(36,543)	(224)

Total expenses, net	51,028	31,511,315	246,221	8,720,010	6,841,162

Net Investment Income (Loss)	(29,148)	6,767,593	1,407,198	20,776,966	9,276,806

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	944,117	231,249,802	330,567	111,265,028	21,109,398
Less: Foreign taxes paid on realized capital gains	—	(265,673)	(21,602)	—	—
Futures contracts	—	—	128,471	(69)	—
Swap contracts	—	—	(39,720)	—	—
Foreign currency contracts	—	—	291,978	(10,136,760)	—
Other foreign currency transactions	(2,037)	(1,954,818)	(3,985)	(450,720)	(206,502)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	942,080	229,029,311	685,709	100,677,479	20,902,896

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	471,991	771,646,341	1,389,717	490,482,365	301,774,325
Futures contracts	—	—	—	390,602 *	—
Swap contracts	—	—	59,911	—	—
Foreign currency contracts	—	—	(43,005)	1,564,372	—
Translation of other assets and liabilities in foreign currencies	24	(175,654)	5,323	60,911	114,072

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	472,015	771,470,687	1,411,946	492,498,250	301,888,397

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,414,095	1,000,499,998	2,097,655	593,175,729	322,791,293

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,384,947	$1,007,267,591	$3,504,853	$613,952,695	$332,068,099

* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	—	$(5,170,471)	$13,199	—	$(478,766)

The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2021 (Unaudited)

	Hartford Schroders Securitized Income Fund	Hartford Schroders Tax-Aware Bond Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$6,560	$—	$4,036,253	$1,549,677
Interest	1,356,677	4,242,055	1,275	750
Securities lending	—	380	984	13,783
Less: Foreign tax withheld	(77)	—	(11,470)	(10,107)

Total investment income, net	1,363,160	4,242,435	4,027,042	1,554,103

Expenses:
Investment management fees	310,155	1,002,839	2,807,034	1,345,512
Transfer agent fees
Class A	1,153	16,157	46,378	23,781
Class C	330	6,911	27,797	5,831
Class I	21,655	115,129	177,142	76,369
Class R3	—	—	1,422	320
Class R4	—	—	528	187
Class R5	—	—	624	224
Class Y	92	118	47,833	14,194
Class F	41	143	915	100
Class SDR	113	441	826	542
Distribution fees
Class A	7,222	75,787	106,662	38,356
Class C	2,618	42,253	254,489	42,863
Class R3	—	—	4,678	833
Class R4	—	—	841	292
Custodian fees	4,091	4,978	3,535	3,113
Registration and filing fees	48,003	49,119	62,111	60,976
Accounting services fees	6,754	31,563	52,973	21,141
Board of Directors’ fees	1,169	5,824	9,345	3,522
Audit and tax fees	20,789	14,633	10,433	10,440
Other expenses	7,614	20,323	57,530	23,076

Total expenses (before interest expense)	431,799	1,386,218	3,673,096	1,671,672

Interest expense	128,271	—	—	—

Total expenses (before waivers, reimbursements and fees paid indirectly)	560,070	1,386,218	3,673,096	1,671,672

Expense waivers	(48,520)	(195,636)	—	(35,077)
Distribution fee reimbursements	(4,496)	(70)	(429)	(399)

Total waivers, reimbursements and fees paid indirectly	(53,016)	(195,706)	(429)	(35,476)

Total expenses, net	507,054	1,190,512	3,672,667	1,636,196

Net Investment Income (Loss)	856,106	3,051,923	354,375	(82,093)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(1,338,924)	2,197,857	80,236,700	40,860,086
Futures contracts	—	3,081,689	—	—
Foreign currency contracts	(469,670)	—	—	—
Other foreign currency transactions	(1,906)	—	(16)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,810,500)	5,279,546	80,236,684	40,860,086

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	3,377,940	(1,511,968)	143,216,137	57,497,305
Futures contracts	—	181,217	—	—
Foreign currency contracts	(27,539)	—	—	—
Translation of other assets and liabilities in foreign currencies	37,101	—	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	3,387,502	(1,330,751)	143,216,137	57,497,305

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,577,002	3,948,795	223,452,821	98,357,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,433,108	$7,000,718	$223,807,196	$98,275,298

The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Funds

Statements of Changes in Net Assets

	Hartford Schroders China A Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Period Ended October 31, 2020(1)	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(29,148)	$45,426	$6,767,593	$27,210,851
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	942,080	769,946	229,029,311	(146,838,820)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	472,015	1,738,173	771,470,687	477,156,752

Net Increase (Decrease) in Net Assets Resulting from Operations	1,384,947	2,553,545	1,007,267,591	357,528,783

Distributions to Shareholders:
Class A	(51,074)	—	(5,312,511)	(1,276,901)
Class C	(17,324)	—	—	(135,012)
Class I	(23,649)	—	(13,377,299)	(42,224,830)
Class R3	—	—	(331)	(1,392)
Class R4	—	—	(37,977)	(394)
Class R5	—	—	(2,909)	(15,146)
Class Y	(16,158)	—	(589,255)	(3,396,489)
Class F	(324,076)	—	(9,554,981)	(10,265,925)
Class SDR	(383,976)	—	(14,545,085)	(28,457,971)

Total distributions	(816,257)	—	(43,420,348)	(85,774,060)

Capital Share Transactions:
Sold	2,083,860	5,537,911	2,756,441,090	2,338,027,384
Issued on reinvestment of distributions	432,281	—	32,176,805	52,562,018
Redeemed	(409,720)	(269,745)	(1,734,606,462)	(2,049,052,553)

Net increase (decrease) from capital share transactions	2,106,421	5,268,166	1,054,011,433	341,536,849

Net Increase (Decrease) in Net Assets	2,675,111	7,821,711	2,017,858,676	613,291,572

Net Assets:
Beginning of period	7,821,711	—	4,192,224,230	3,578,932,658

End of period	$10,496,822	$7,821,711	$6,210,082,906	$4,192,224,230

(1)	Commenced operations on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders Emerging Markets Multi-Sector Bond Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,407,198	$3,874,164	$20,776,966	$46,568,325
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	685,709	(5,222,785)	100,677,479	(97,642,693)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,411,946	(2,084,337)	492,498,250	(184,162,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,504,853	(3,432,958)	613,952,695	(235,236,679)

Distributions to Shareholders:
Class A	(31,446)	(60,738)	(876,127)	(2,469,969)
Class C	(3,198)	(7,559)	(113,005)	(323,461)
Class I	(334,543)	(995,009)	(7,697,563)	(18,811,004)
Class R3	(473)	(966)	(164,763)	(369,795)
Class R4	(192)	(448)	(39,965)	(68,291)
Class R5	(210)	(453)	(250,774)	(570,494)
Class Y	(46,452)	(96,816)	(2,943,309)	(4,370,513)
Class F	(245)	(143,762)	(5,667,628)	(11,330,692)
Class SDR	(760,780)	(1,493,256)	(9,712,477)	(18,442,460)
From tax return of capital
Class A	—	(17,785)	—	—
Class C	—	(2,214)	—	—
Class I	—	(291,352)	—	—
Class R3	—	(283)	—	—
Class R4	—	(131)	—	—
Class R5	—	(133)	—	—
Class Y	—	(28,349)	—	—
Class F	—	(42,096)	—	—
Class SDR	—	(437,245)	—	—

Total distributions	(1,177,539)	(3,618,595)	(27,465,611)	(56,756,679)

Capital Share Transactions:
Sold	15,516,217	15,086,632	552,321,753	798,908,249
Issued on reinvestment of distributions	1,177,424	3,616,560	24,464,962	50,947,105
Redeemed	(41,394,083)	(45,608,267)	(394,019,423)	(881,294,700)

Net increase (decrease) from capital share transactions	(24,700,442)	(26,905,075)	182,767,292	(31,439,346)

Net Increase (Decrease) in Net Assets	(22,373,128)	(33,956,628)	769,254,376	(323,432,704)

Net Assets:
Beginning of period	60,125,973	94,082,601	1,748,978,352	2,072,411,056

End of period	$37,752,845	$60,125,973	$2,518,232,728	$1,748,978,352

The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund		Hartford Schroders Securitized Income Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$9,276,806	$4,769,518	$856,106	$1,683,155
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	20,902,896	815,135	(1,810,500)	(684,572)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	301,888,397	61,298,952	3,387,502	(977,272)

Net Increase (Decrease) in Net Assets Resulting from Operations	332,068,099	66,883,605	2,433,108	21,311

Distributions to Shareholders:
Class A	(32,726)	(551,218)	(56,408)	(89,717)
Class C	—	(10,939)	(2,641)	(1,709)
Class I	(2,419,301)	(2,937,044)	(734,308)	(720,698)
Class R3	—	(2,018)	—	—
Class R4	(700)	(3,576)	—	—
Class R5	(52,125)	(21,848)	—	—
Class Y	(340,321)	(12,698)	(42,562)	(82,780)
Class F	(990,397)	(1,036,195)	(24,175)	(53,914)
Class SDR	(872,188)	(957,577)	(216,895)	(858,565)

Total distributions	(4,707,758)	(5,533,113)	(1,076,989)	(1,807,383)

Capital Share Transactions:
Sold	1,275,516,041	714,548,186	38,714,610	97,752,072
Issued on reinvestment of distributions	4,373,502	5,300,485	932,248	1,439,757
Redeemed	(178,847,016)	(196,939,513)	(22,494,530)	(98,425,735)

Net increase (decrease) from capital share transactions	1,101,042,527	522,909,158	17,152,328	766,094

Net Increase (Decrease) in Net Assets	1,428,402,868	584,259,650	18,508,447	(1,019,978)

Net Assets:
Beginning of period	1,025,615,197	441,355,547	93,926,746	94,946,724

End of period	$2,454,018,065	$1,025,615,197	$112,435,193	$93,926,746

The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US MidCap Opportunities Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$3,051,923	$6,131,232	$354,375	$1,941,902
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	5,279,546	5,692,704	80,236,684	(1,692,169)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,330,751)	5,001,707	143,216,137	(22,415,488)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,000,718	16,825,643	223,807,196	(22,165,755)

Distributions to Shareholders:
Class A	(1,143,027)	(1,459,342)	(69,958)	(618,118)
Class C	(127,039)	(217,886)	—	(401,295)
Class I	(5,813,978)	(8,545,891)	(1,312,243)	(4,612,066)
Class R3	—	—	—	(8,911)
Class R4	—	—	—	(4,116)
Class R5	—	—	(3,796)	(13,317)
Class Y	(4,281)	(7,512)	(258,077)	(1,235,418)
Class F	(681,912)	(939,696)	(265,270)	(581,930)
Class SDR	(1,251,346)	(2,255,888)	(175,684)	(830,635)

Total distributions	(9,021,583)	(13,426,215)	(2,085,028)	(8,305,806)

Capital Share Transactions:
Sold	88,476,114	263,674,922	84,956,602	165,475,065
Issued on reinvestment of distributions	7,403,269	10,792,934	2,008,748	7,957,824
Redeemed	(79,680,603)	(168,973,451)	(140,670,888)	(403,818,804)

Net increase (decrease) from capital share transactions	16,198,780	105,494,405	(53,705,538)	(230,385,915)

Net Increase (Decrease) in Net Assets	14,177,915	108,893,833	168,016,630	(260,857,476)

Net Assets:
Beginning of period	443,442,514	334,548,681	641,533,842	902,391,318

End of period	$457,620,429	$443,442,514	$809,550,472	$641,533,842

The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(82,093)	$700,322
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	40,860,086	(9,386,097)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	57,497,305	(4,072,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	98,275,298	(12,758,384)

Distributions to Shareholders:
Class A	—	(1,122,710)
Class C	—	(365,812)
Class I	(89,287)	(7,302,285)
Class R3	—	(4,953)
Class R4	—	(13,210)
Class R5	(462)	(4,561)
Class Y	(27,753)	(1,302,907)
Class F	(25,755)	(257,410)
Class SDR	(57,905)	(585,075)

Total distributions	(201,162)	(10,958,923)

Capital Share Transactions:
Sold	54,128,589	125,609,869
Issued on reinvestment of distributions	197,350	10,784,153
Redeemed	(39,018,340)	(88,923,234)

Net increase (decrease) from capital share transactions	15,307,599	47,470,788

Net Increase (Decrease) in Net Assets	113,381,735	23,753,481

Net Assets:
Beginning of period	233,943,420	210,189,939

End of period	$347,325,155	$233,943,420

The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Funds

Statement of Cash Flows

For the Six-Month Period Ended April 30, 2021 (Unaudited)

Hartford Schroders Securitized Income Fund
Increase (decrease) in cash
Cash flows from operating activities
Net increase in net assets resulting from operations	$2,433,108

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided from operating activities:
Purchases of investment securities	(29,940,242)
Sales of investment securities	37,831,336
Net purchases, sales and maturities of short-term investments	(7,264,033)
Net amortization/accretion of premium (discount)	83,502
Increase in dividends and interest receivable	(24,022)
Decrease in receivable from affiliates	10,984
Increase in other assets	(44,258)
Increase in investment management fees payables	8,205
Increase in accounting services fees payables	157
Increase in transfer agent fees payable	2,049
Increase in Board of Directors’ fees payables	36
Decrease in distribution fees payables	(5)
Decrease in interest on reverse repurchase agreements	(22,395)
Decrease in accrued expenses	(26,265)
Net realized loss on investments	1,338,924
Net change in unrealized appreciation (depreciation) of investments in securities	(3,377,940)
Net change in unrealized appreciation (depreciation) on foreign currency contracts	27,539

Net cash provided from operating activities	1,036,680

Cash flows from financing activities
Proceeds from reverse repurchase agreements	94,867,266
Repayments of reverse repurchase agreements	(111,721,245)
Proceeds from shares sold	38,392,856
Cost of shares repurchased	(22,084,004)
Dividends paid to shareholders	(144,741)

Net cash used in financing activities	(689,868)

Net increase in cash and foreign currency	346,812

Cash and foreign currency, beginning of period*	$285,081
Cash and foreign currency, end of period*	$631,893

Supplemental disclosure of cash flow information:
Reinvestment of dividends	$932,248
Cash paid during the period for interest	$150,667

*	Components of Cash

	Beginning of Period	End of Period
Cash	$5,048	$629,739
Restricted Cash	235,261	50
Foreign Currency	44,772	2,104

	$285,081	$631,893

The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Funds

Financial Highlights

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders China A Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)(4)
A	$15.06	$(0.07)	$2.64	$2.57	$—	$0.00 (5)	$(1.46)	$—	$(1.46)	$16.17	17.89	%(6)	$1,294	3.11	%(7)	1.40	%(7)	(0.84	)%(7)	38%
C	14.98	(0.14)	2.63	2.49	—	—	(1.46)	—	(1.46)	16.01	17.39	(6)	206	3.92	(7)	2.22	(7)	(1.79	)(7)	38
I	15.08	(0.04)	2.63	2.59	—	(0.05)	(1.46)	—	(1.51)	16.16	18.01	(6)	1,025	2.84	(7)	1.13	(7)	(0.51	)(7)	38
Y	15.08	(0.05)	2.65	2.60	—	(0.06)	(1.46)	—	(1.52)	16.16	18.05	(6)	189	2.86	(7)	1.10	(7)	(0.65	)(7)	38
F	15.09	(0.04)	2.65	2.61	—	(0.08)	(1.46)	—	(1.54)	16.16	18.11	(6)	3,743	2.78	(7)	0.99	(7)	(0.55	)(7)	38
SDR	15.09	(0.04)	2.65	2.61	—	(0.08)	(1.46)	—	(1.54)	16.16	18.11	(6)	4,040	2.78	(7)	0.99	(7)	(0.56	)(7)	38

For the Period Ended October 31, 2020(4)
A	$10.00	$0.04	$5.02	$5.06	$—	$—	$—	$—	$—	$15.06	50.60	%(6)	$369	4.28	%(7)	1.29	%(7)	0.55	%(7)	46%
C	10.00	0.00 (5)	4.98	4.98	—	—	—	—	—	14.98	49.80	(6)	178	5.08	(7)	2.22	(7)	(0.04	)(7)	46
I	10.00	0.07	5.01	5.08	—	—	—	—	—	15.08	50.80	(6)	183	4.01	(7)	1.15	(7)	0.93	(7)	46
Y	10.00	0.09	4.99	5.08	—	—	—	—	—	15.08	50.80	(6)	151	3.95	(7)	1.10	(7)	1.14	(7)	46
F	10.00	0.10	4.99	5.09	—	—	—	—	—	15.09	50.90	(6)	3,169	3.85	(7)	0.99	(7)	1.24	(7)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	—	—	15.09	50.90	(6)	3,772	3.85	(7)	0.99	(7)	1.24	(7)	46

Hartford Schroders Emerging Markets Equity Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$17.22	$0.01	$4.12	$4.13	$—	$(0.18)	$—	$—	$(0.18)	$21.17	24.03	%(6)	$100,298	1.41	%(7)	1.41	%(7)	0.10	%(7)	20%
C	16.93	(0.08)	4.08	4.00	—	—	—	—	—	20.93	23.63	(6)	8,609	2.13	(7)	2.13	(7)	(0.79	)(7)	20
I	17.22	0.03	4.13	4.16	—	(0.16)	—	—	(0.16)	21.22	24.20	(6)	2,276,277	1.21	(7)	1.21	(7)	0.21	(7)	20
R3	17.11	(0.03)	4.11	4.08	—	(0.07)	—	—	(0.07)	21.12	23.90	(6)	101	1.75	(7)	1.67	(7)	(0.33	)(7)	20
R4	17.29	(0.01)	4.16	4.15	—	(0.15)	—	—	(0.15)	21.29	24.04	(6)	5,191	1.44	(7)	1.44	(7)	(0.10	)(7)	20
R5	17.22	0.02	4.13	4.15	—	(0.15)	—	—	(0.15)	21.22	24.19	(6)	447	1.15	(7)	1.15	(7)	0.21	(7)	20
Y	17.25	(0.01)	4.17	4.16	—	(0.12)	—	—	(0.12)	21.29	24.18	(6)	769,896	1.12	(7)	1.12	(7)	(0.06	)(7)	20
F	17.24	0.03	4.14	4.17	—	(0.19)	—	—	(0.19)	21.22	24.26	(6)	1,265,382	1.05	(7)	1.05	(7)	0.34	(7)	20
SDR	17.27	0.03	4.15	4.18	—	(0.19)	—	—	(0.19)	21.26	24.27	(6)	1,783,882	1.05	(7)	1.05	(7)	0.32	(7)	20

For the Year Ended October 31, 2020
A	$15.78	$0.06	$1.71	$1.77	$—	$(0.33)	$—	$—	$(0.33)	$17.22	11.28%		$62,843	1.53%		1.53%		0.40%		52%
C	15.51	(0.05)	1.67	1.62	—	(0.20)	—	—	(0.20)	16.93	10.51		7,127	2.16		2.16		(0.34)		52
I	15.77	0.10	1.71	1.81	—	(0.36)	—	—	(0.36)	17.22	11.56		1,443,799	1.25		1.25		0.63		52
R3	15.66	0.03	1.70	1.73	—	(0.28)	—	—	(0.28)	17.11	11.08		88	1.79		1.71		0.21		52
R4	15.74	0.17	1.62	1.79	—	(0.24)	—	—	(0.24)	17.29	11.43		4,500	1.43		1.43		1.09		52
R5	15.78	0.11	1.70	1.81	—	(0.37)	—	—	(0.37)	17.22	11.55		322	1.20		1.20		0.69		52
Y	15.79	0.13	1.70	1.83	—	(0.37)	—	—	(0.37)	17.25	11.69		505,338	1.18		1.18		0.85		52
F	15.78	0.14	1.71	1.85	—	(0.39)	—	—	(0.39)	17.24	11.79		861,337	1.08		1.08		0.85		52
SDR	15.81	0.13	1.72	1.85	—	(0.39)	—	—	(0.39)	17.27	11.77		1,306,890	1.08		1.08		0.83		52

For the Year Ended October 31, 2019
A	$14.07	$0.29	$1.56	$1.85	$—	$(0.14)	$—	$—	$(0.14)	$15.78	13.27%		$60,356	1.45%		1.45%		1.95%		43%
C	13.86	0.19	1.53	1.72	—	(0.07)	—	—	(0.07)	15.51	12.50		10,532	2.17		2.17		1.27		43
I	14.06	0.31	1.57	1.88	—	(0.17)	—	—	(0.17)	15.77	13.54		1,838,077	1.23		1.23		2.07		43
R3	13.98	0.23	1.57	1.80	—	(0.12)	—	—	(0.12)	15.66	13.01		83	1.79		1.72		1.51		43
R4	14.02	(0.05)	1.95	1.90	—	(0.18)	—	—	(0.18)	15.74	13.78		26	1.43		1.42		(0.32)		43
R5	14.07	0.33	1.56	1.89	—	(0.18)	—	—	(0.18)	15.78	13.61		600	1.19		1.19		2.19		43
Y	14.09	0.32	1.57	1.89	—	(0.19)	—	—	(0.19)	15.79	13.62		120,308	1.13		1.13		2.11		43
F	14.07	0.42	1.48	1.90	—	(0.19)	—	—	(0.19)	15.78	13.73		419,520	1.07		1.07		2.77		43
SDR	14.10	0.34	1.56	1.90	—	(0.19)	—	—	(0.19)	15.81	13.71		1,129,431	1.07		1.07		2.28		43

The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Schroders Emerging Markets Equity Fund(10) – (continued)

For the Year Ended October 31, 2018
A	$16.23	$0.16	$(2.22)	$(2.06)	$—	$(0.10)	$—	$—	$(0.10)	$14.07	(12.79)%	$46,162	1.45%	1.45%	0.98%	24%
C	16.08	0.07	(2.22)	(2.15)	—	(0.07)	—	—	(0.07)	13.86	(13.44)	7,217	2.19	2.19	0.45	24
I	16.23	0.19	(2.22)	(2.03)	—	(0.14)	—	—	(0.14)	14.06	(12.66)	1,733,270	1.24	1.24	1.19	24
R3	16.20	0.22	(2.30)	(2.08)	—	(0.14)	—	—	(0.14)	13.98	(12.99)	90	1.80	1.70	1.36	24
R4	16.19	0.05	(2.11)	(2.06)	—	(0.11)	—	—	(0.11)	14.02	(12.88)	3,710	1.49	1.48	0.36	24
R5	16.23	0.27	(2.29)	(2.02)	—	(0.14)	—	—	(0.14)	14.07	(12.56)	484	1.20	1.20	1.69	24
Y	16.25	0.23	(2.24)	(2.01)	—	(0.15)	—	—	(0.15)	14.09	(12.48)	123,082	1.11	1.11	1.43	24
F	16.23	0.30	(2.30)	(2.00)	—	(0.16)	—	—	(0.16)	14.07	(12.48)	154,306	1.08	1.08	1.89	24
SDR	16.26	0.23	(2.23)	(2.00)	—	(0.16)	—	—	(0.16)	14.10	(12.46)	930,480	1.08	1.08	1.43	24

For the Year Ended October 31, 2017
A	$12.59	$0.10	$3.62	$3.72	$—	$(0.08)	$—	$—	$(0.08)	$16.23	29.83%	$53,107	1.56%	1.50%	0.69%	33%
C	12.58	0.04	3.57	3.61	—	(0.11)	—	—	(0.11)	16.08	29.00	3,658	2.25	2.25	0.25	33
I	12.59	0.14	3.61	3.75	—	(0.11)	—	—	(0.11)	16.23	30.14	1,848,368	1.35	1.25	0.98	33
R3	12.58	0.10	3.62	3.72	—	(0.10)	—	—	(0.10)	16.20	29.87	13	1.86	1.48	0.71	33
R4	12.58	0.16	3.56	3.72	—	(0.11)	—	—	(0.11)	16.19	29.86	136	1.52	1.50	1.11	33
R5	12.58	0.13	3.63	3.76	—	(0.11)	—	—	(0.11)	16.23	30.26	13	1.25	1.20	0.97	33
Y	12.58	0.26	3.53	3.79	—	(0.12)	—	—	(0.12)	16.25	30.45	97,758	1.14	1.14	1.72	33
F(8)	12.98	0.16	3.09	3.25	—	—	—	—	—	16.23	25.04	(6)	42,462	1.10	(7)	1.10	(7)	1.57	(7)	33
SDR	12.60	0.15	3.63	3.78	—	(0.12)	—	—	(0.12)	16.26	30.32	710,039	1.10	1.10	1.10	33

For the Year Ended October 31, 2016
A	$11.56	$0.08	$1.02	(11)	$1.10	$—	$(0.07)	$—	$—	$(0.07)	$12.59	9.59%	$38,918	1.57%	1.49%	0.71%	47%
C(9)	12.68	(0.01)	(0.09)	(0.10)	—	—	—	—	—	12.58	(0.79	)(6)	10	2.06	(7)	2.06	(7)	(2.06	)(7)	47
I	11.56	0.10	1.03	(11)	1.13	—	(0.10)	—	—	(0.10)	12.59	9.94	1,020,291	1.32	1.24	0.89	47
R3(9)	12.68	(0.01)	(0.09)	(0.10)	—	—	—	—	—	12.58	(0.79	)(6)	10	1.75	(7)	1.75	(7)	(1.75	)(7)	47
R4(9)	12.68	(0.01)	(0.09)	(0.10)	—	—	—	—	—	12.58	(0.79	)(6)	10	1.46	(7)	1.46	(7)	(1.46	)(7)	47
R5(9)	12.68	—	(0.10)	(0.10)	—	—	—	—	—	12.58	(0.79	)(6)	10	1.17	(7)	1.17	(7)	(1.16	)(7)	47
Y(9)	12.68	—	(0.10)	(0.10)	—	—	—	—	—	12.58	(0.79	)(6)	10	1.06	(7)	1.06	(7)	(1.06	)(7)	47
SDR	11.57	0.12	1.03	(11)	1.15	—	(0.12)	—	—	(0.12)	12.60	10.10	561,740	1.18	1.10	1.05	47

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$8.22	$0.18	$0.27	$0.45	$—	$(0.15)	$—	$—	$(0.15)	$8.52	5.43	%(6)	$1,694	1.42	%(7)	1.15	%(7)	4.27	%(7)	90%
C	8.20	0.15	0.25	0.40	—	(0.11)	—	—	(0.11)	8.49	4.93	(6)	150	2.25	(7)	1.90	(7)	3.52	(7)	90
I	8.21	0.20	0.26	0.46	—	(0.16)	—	—	(0.16)	8.51	5.57	(6)	20,314	1.10	(7)	0.86	(7)	4.56	(7)	90
R3	8.23	0.17	0.26	0.43	—	(0.13)	—	—	(0.13)	8.53	5.27	(6)	31	1.72	(7)	1.37	(7)	4.06	(7)	90
R4	8.22	0.19	0.26	0.45	—	(0.15)	—	—	(0.15)	8.52	5.43	(6)	11	1.43	(7)	1.03	(7)	4.46	(7)	90
R5	8.21	0.20	0.26	0.46	—	(0.16)	—	—	(0.16)	8.51	5.60	(6)	11	1.13	(7)	0.85	(7)	4.62	(7)	90
Y	8.21	0.20	0.26	0.46	—	(0.16)	—	—	(0.16)	8.51	5.60	(6)	2,508	1.01	(7)	0.80	(7)	4.61	(7)	90
F	7.72	0.19	0.25	0.44	—	(0.16)	—	—	(0.16)	8.00	5.62	(6)	12	1.00	(7)	0.75	(7)	4.70	(7)	90
SDR	8.21	0.20	0.26	0.46	—	(0.16)	—	—	(0.16)	8.51	5.65	(6)	13,021	1.00	(7)	0.75	(7)	4.64	(7)	90

For the Year Ended October 31, 2020
A	$9.12	$0.44	$(0.90)	$(0.46)	$—	$(0.34)	$—	$(0.10)	$(0.44)	$8.22	(4.85)%	$1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	—	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	—	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	—	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	—	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	—	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	—	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	—	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	—	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141

The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Emerging Markets Multi-Sector Bond Fund(10) – (continued)

For the Year Ended October 31, 2019
A	$8.79	$0.55	$0.25	$0.80	$—	$(0.43)	$—	$(0.04)	$(0.47)	$9.12	9.21%		$1,829	1.29%		1.11%		6.12%		240%
C	8.74	0.48	0.25	0.73	—	(0.36)	—	(0.03)	(0.39)	9.08	8.44		266	2.14		1.90		5.39		240
I	8.78	0.58	0.25	0.83	—	(0.46)	—	(0.04)	(0.50)	9.11	9.65		29,715	1.00		0.83		6.37		240
R3	8.80	0.57	0.25	0.82	—	(0.45)	—	(0.04)	(0.49)	9.13	9.46		11	1.55		0.88		6.33		240
R4	8.78	0.57	0.25	0.82	—	(0.45)	—	(0.04)	(0.49)	9.11	9.45		11	1.28		0.86		6.35		240
R5	8.78	0.58	0.24	0.82	—	(0.46)	—	(0.04)	(0.50)	9.10	9.56		11	1.00		0.81		6.39		240
Y	8.78	0.58	0.24	0.82	—	(0.46)	—	(0.04)	(0.50)	9.10	9.61		2,046	0.94		0.76		6.39		240
F	8.78	0.58	0.25	0.83	—	(0.47)	—	(0.04)	(0.51)	9.10	9.66		23,084	0.93		0.75		6.45		240
SDR	8.79	0.58	0.25	0.83	—	(0.47)	—	(0.04)	(0.51)	9.11	9.65		37,109	0.93		0.75		6.44		240

For the Year Ended October 31, 2018
A	$9.98	$0.50	$(1.02)	$(0.52)	$—	$(0.32)	$(0.13)	$(0.22)	$(0.67)	$8.79	(5.34)%		$3,389	1.29%		1.08%		5.42%		285%
C	9.95	0.41	(1.01)	(0.60)	—	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)		414	2.16		1.90		4.52		285
I	9.97	0.52	(1.02)	(0.50)	—	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)		36,557	1.02		0.85		5.63		285
R3	9.97	0.50	(1.03)	(0.53)	—	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)		10	1.65		1.25		5.23		285
R4	9.97	0.52	(1.03)	(0.51)	—	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)		10	1.35		0.92		5.54		285
R5	9.97	0.53	(1.03)	(0.50)	—	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)		10	1.06		0.85		5.58		285
Y	9.97	0.49	(0.98)	(0.49)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)		970	0.95		0.77		5.29		285
F	9.96	0.53	(1.01)	(0.48)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)		28,842	0.94		0.75		5.67		285
SDR	9.98	0.56	(1.05)	(0.49)	—	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)		34,841	0.94		0.75		5.89		285

For the Year Ended October 31, 2017
A	$9.79	$0.55	$0.27	$0.82	$—	$(0.53)	$(0.10)	$—	$(0.63)	$9.98	8.83%		$2,472	1.15%		1.03%		5.65%		212%
C	9.78	0.46	0.29	0.75	—	(0.48)	(0.10)	—	(0.58)	9.95	8.01		73	2.03		1.90		4.72		212
I	9.78	0.57	0.28	0.85	—	(0.56)	(0.10)	—	(0.66)	9.97	9.08		15,441	0.94		0.82		5.86		212
R3	9.78	0.54	0.28	0.82	—	(0.53)	(0.10)	—	(0.63)	9.97	8.74		36	1.63		1.19		5.53		212
R4	9.78	0.55	0.28	0.83	—	(0.54)	(0.10)	—	(0.64)	9.97	8.88		11	1.33		1.02		5.67		212
R5	9.78	0.57	0.27	0.84	—	(0.55)	(0.10)	—	(0.65)	9.97	9.07		11	1.04		0.85		5.82		212
Y	9.78	0.57	0.28	0.85	—	(0.56)	(0.10)	—	(0.66)	9.97	9.16		122	0.91		0.79		5.81		212
F(8)	9.70	0.39	0.30	0.69	—	(0.43)	—	—	(0.43)	9.96	7.22	(6)	11	0.87	(7)	0.75	(7)	5.90	(7)	212
SDR	9.79	0.58	0.27	0.85	—	(0.56)	(0.10)	—	(0.66)	9.98	9.16		57,054	0.87		0.75		5.93		212

For the Year Ended October 31, 2016
A	$9.04	$0.52	$0.51	$1.03	$—	$(0.28)	$—	$—	$(0.28)	$9.79	11.59%		$1,707	1.82%		1.11%		5.61%		147%
C(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(6)	10	1.73	(7)	1.73	(7)	7.72	(7)	147
I	9.02	0.55	0.51	1.06	—	(0.30)	—	—	(0.30)	9.78	11.94		9,218	1.54		0.85		5.89		147
R3(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(6)	10	1.41	(7)	1.41	(7)	8.09	(7)	147
R4(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(6)	10	1.13	(7)	1.13	(7)	8.46	(7)	147
R5(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(6)	10	0.84	(7)	0.84	(7)	8.46	(7)	147
Y(9)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	—	9.78	(0.91	)(6)	10	0.73	(7)	0.73	(7)	8.82	(7)	147
SDR	9.03	0.56	0.51	1.07	—	(0.31)	—	—	(0.31)	9.79	12.04		51,219	1.36		0.71		5.99		147

Hartford Schroders International Multi-Cap Value Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$7.76	$0.08	$2.61	$2.69	$—	$(0.11)	$—	$—	$(0.11)	$10.34	34.76	%(6)	$85,817	1.11	%(7)	1.11	%(7)	1.59	%(7)	43%
C	7.71	0.04	2.60	2.64	—	(0.07)	—	—	(0.07)	10.28	34.37	(6)	15,095	1.85	(7)	1.85	(7)	0.82	(7)	43
I	7.75	0.09	2.61	2.70	—	(0.12)	—	—	(0.12)	10.33	34.99	(6)	731,759	0.83	(7)	0.83	(7)	1.89	(7)	43
R3	7.73	0.06	2.61	2.67	—	(0.09)	—	—	(0.09)	10.31	34.72	(6)	16,850	1.44	(7)	1.38	(7)	1.34	(7)	43
R4	7.74	0.09	2.59	2.68	—	(0.11)	—	—	(0.11)	10.31	34.75	(6)	5,786	1.13	(7)	1.13	(7)	1.91	(7)	43
R5	7.75	0.08	2.62	2.70	—	(0.12)	—	—	(0.12)	10.33	34.98	(6)	18,489	0.85	(7)	0.85	(7)	1.74	(7)	43
Y	7.75	0.09	2.61	2.70	—	(0.12)	—	—	(0.12)	10.33	35.00	(6)	277,975	0.84	(7)	0.81	(7)	1.95	(7)	43
F	7.76	0.09	2.61	2.70	—	(0.12)	—	—	(0.12)	10.34	35.00	(6)	545,132	0.75	(7)	0.75	(7)	1.99	(7)	43
SDR	7.74	0.09	2.61	2.70	—	(0.12)	—	—	(0.12)	10.32	35.08	(6)	821,329	0.75	(7)	0.75	(7)	1.96	(7)	43

The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Schroders International Multi-Cap Value Fund(10) – (continued)

For the Year Ended October 31, 2020
A	$9.05	$0.17	$(1.24)	$(1.07)	$—	$(0.22)	$—	$—	$(0.22)	$7.76	(12.01)%	$65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	—	(0.16)	—	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	—	(0.24)	—	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	—	(0.19)	—	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	—	(0.22)	—	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	—	(0.24)	—	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	—	(0.25)	—	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	—	(0.25)	—	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	—	(0.25)	—	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119

For the Year Ended October 31, 2019
A	$8.97	$0.27	$0.28	$0.55	$—	$(0.25)	$(0.22)	$—	$(0.47)	$9.05	6.61%	$106,530	1.12%	1.12%	3.03%	119%
C	8.90	0.19	0.30	0.49	—	(0.18)	(0.22)	—	(0.40)	8.99	5.91	21,500	1.87	1.87	2.12	119
I	8.96	0.28	0.30	0.58	—	(0.27)	(0.22)	—	(0.49)	9.05	6.98	740,680	0.86	0.86	3.13	119
R3	8.94	0.28	0.25	0.53	—	(0.23)	(0.22)	—	(0.45)	9.02	6.36	19,748	1.48	1.48	3.25	119
R4	8.95	0.26	0.29	0.55	—	(0.25)	(0.22)	—	(0.47)	9.03	6.57	2,746	1.18	1.18	3.01	119
R5	8.95	0.26	0.32	0.58	—	(0.27)	(0.22)	—	(0.49)	9.04	6.97	21,262	0.87	0.87	2.99	119
Y	8.96	0.29	0.29	0.58	—	(0.28)	(0.22)	—	(0.50)	9.04	6.93	146,587	0.85	0.80	3.29	119
F	8.97	0.29	0.29	0.58	—	(0.28)	(0.22)	—	(0.50)	9.05	6.98	377,025	0.76	0.76	3.31	119
SDR	8.96	0.29	0.29	0.58	—	(0.28)	(0.22)	—	(0.50)	9.04	6.99	636,333	0.76	0.76	3.27	119

For the Year Ended October 31, 2018
A	$10.18	$0.23	$(1.09)	$(0.86)	$—	$(0.24)	$(0.11)	$—	$(0.35)	$8.97	(8.71)%	$67,252	1.13%	1.10%	2.26%	87%
C	10.12	0.17	(1.10)	(0.93)	—	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)	25,614	1.88	1.85	1.71	87
I	10.17	0.26	(1.09)	(0.83)	—	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)	875,109	0.87	0.84	2.64	87
R3	10.15	0.22	(1.10)	(0.88)	—	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)	613	1.50	1.43	2.22	87
R4	10.16	0.20	(1.06)	(0.86)	—	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)	1,312	1.20	1.16	2.03	87
R5	10.17	0.27	(1.11)	(0.84)	—	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)	22,482	0.88	0.85	2.68	87
Y	10.17	0.25	(1.07)	(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)	80,993	0.83	0.81	2.57	87
F	10.18	0.28	(1.10)	(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)	251,677	0.78	0.75	2.78	87
SDR	10.17	0.27	(1.09)	(0.82)	—	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)	540,822	0.78	0.75	2.69	87

For the Year Ended October 31, 2017
A	$8.61	$0.20	$1.53	$1.73	$—	$(0.16)	$—	$—	$(0.16)	$10.18	20.26%	$58,977	1.20%	1.12%	2.08%	63%
C	8.60	0.15	1.50	1.65	—	(0.13)	—	—	(0.13)	10.12	19.31	15,580	1.93	1.85	1.51	63
I	8.60	0.24	1.52	1.76	—	(0.19)	—	—	(0.19)	10.17	20.47	706,652	0.91	0.82	2.48	63
R3	8.60	0.20	1.49	1.69	—	(0.14)	—	—	(0.14)	10.15	19.82	105	1.58	1.42	2.03	63
R4	8.60	0.18	1.54	1.72	—	(0.16)	—	—	(0.16)	10.16	20.23	809	1.24	1.15	1.83	63
R5	8.60	0.23	1.52	1.75	—	(0.18)	—	—	(0.18)	10.17	20.57	14,212	0.93	0.85	2.32	63
Y	8.60	0.21	1.56	1.77	—	(0.20)	—	—	(0.20)	10.17	20.80	4,440	0.84	0.76	2.30	63
F(8)	9.13	0.17	1.02	1.19	—	(0.14)	—	—	(0.14)	10.18	13.07	(6)	110,585	0.83	(7)	0.75	(7)	2.60	(7)	63
SDR	8.60	0.23	1.53	1.76	—	(0.19)	—	—	(0.19)	10.17	20.70	448,891	0.83	0.75	2.43	63

For the Year Ended October 31, 2016
A	$8.48	$0.15	$0.17	(11)	$0.32	$—	$(0.19)	$—	$—	$(0.19)	$8.61	3.88%	$27,751	1.47%	1.14%	1.80%	94%
C(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	—	8.60	(0.23	)(6)	10	1.80	(7)	1.80	(7)	(1.10	)(7)	94
I	8.47	0.18	0.16	(11)	0.34	—	(0.21)	—	—	(0.21)	8.60	4.27	183,321	1.22	0.89	2.15	94
R3(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	—	8.60	(0.23	)(6)	10	1.48	(7)	1.48	(7)	(0.73	)(7)	94
R4(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	—	8.60	(0.23	)(6)	10	1.19	(7)	1.19	(7)	(0.37	)(7)	94
R5(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	—	8.60	(0.23	)(6)	10	0.91	(7)	0.91	(7)	0.73	(7)	94
Y(9)	8.62	—	(0.02)	(0.02)	—	—	—	—	—	8.60	(0.23	)(6)	10	0.80	(7)	0.80	(7)	—	(7)	94
SDR	8.46	0.20	0.16	(11)	0.36	—	(0.22)	—	—	(0.22)	8.60	4.44	221,643	1.06	0.75	2.37	94

The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —														— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income		Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions		Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Stock Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$14.14	$0.06	$3.88	$3.94	$—	$(0.00	)(5)	$—	$—	$(0.00	)(5)	$18.08	27.89	%(6)	$215,989	1.04	%(7)	1.04	%(7)	0.76	%(7)	15%
C	13.43	— (5)	3.67	3.67	—	—		—	—	—		17.10	27.33	(6)	14,053	1.79	(7)	1.79	(7)	0.02	(7)	15
I	13.71	0.09	3.75	3.84	—	(0.05)		—	—	(0.05)		17.50	28.05	(6)	1,338,853	0.77	(7)	0.77	(7)	1.09	(7)	15
R3	13.63	0.03	3.73	3.76	—	—		—	—	—		17.39	27.59	(6)	1,268	1.40	(7)	1.39	(7)	0.35	(7)	15
R4	13.67	0.05	3.75	3.80	—	(0.00	)(5)	—	—	(0.00	)(5)	17.47	27.83	(6)	3,400	1.07	(7)	1.07	(7)	0.63	(7)	15
R5	13.72	0.08	3.76	3.84	—	(0.05)		—	—	(0.05)		17.51	28.03	(6)	20,408	0.79	(7)	0.79	(7)	0.98	(7)	15
Y	13.76	0.09	3.75	3.84	—	(0.05)		—	—	(0.05)		17.55	27.95	(6)	183,026	0.78	(7)	0.78	(7)	1.09	(7)	15
F	13.74	0.09	3.76	3.85	—	(0.07)		—	—	(0.07)		17.52	28.05	(6)	395,813	0.70	(7)	0.70	(7)	1.14	(7)	15
SDR	13.73	0.09	3.76	3.85	—	(0.07)		—	—	(0.07)		17.51	28.07	(6)	281,207	0.71	(7)	0.71	(7)	1.12	(7)	15

For the Year Ended October 31, 2020
A	$12.91	$0.07	$1.30	$1.37	$—	$(0.14)		$—	$—	$(0.14)		$14.14	10.63%		$114,042	1.12%		1.11%		0.49%		34%
C	12.25	(0.03)	1.25	1.22	—	(0.04)		—	—	(0.04)		13.43	9.93		6,687	1.85		1.85		(0.21)		34
I	12.51	0.10	1.26	1.36	—	(0.16)		—	—	(0.16)		13.71	10.93		516,721	0.83		0.83		0.79		34
R3	12.47	0.03	1.26	1.29	—	(0.13)		—	—	(0.13)		13.63	10.38		734	1.46		1.45		0.25		34
R4	12.50	0.07	1.25	1.32	—	(0.15)		—	—	(0.15)		13.67	10.62		2,536	1.15		1.15		0.51		34
R5	12.52	0.11	1.26	1.37	—	(0.17)		—	—	(0.17)		13.72	10.96		12,208	0.83		0.83		0.84		34
Y	12.52	0.06	1.32	1.38	—	(0.14)		—	—	(0.14)		13.76	11.09		66,753	0.82		0.82		0.45		34
F	12.52	0.11	1.28	1.39	—	(0.17)		—	—	(0.17)		13.74	11.13		169,576	0.75		0.75		0.86		34
SDR	12.52	0.11	1.27	1.38	—	(0.17)		—	—	(0.17)		13.73	11.07		136,358	0.75		0.75		0.86		34

For the Year Ended October 31, 2019
A	$12.46	$0.17	$1.18	$1.35	$—	$(0.15)		$(0.75)	$—	$(0.90)		$12.91	12.04%		$46,241	1.16%		1.14%		1.42%		37%
C	11.90	0.10	1.10	1.20	—	(0.10)		(0.75)	—	(0.85)		12.25	11.16		3,530	1.90		1.87		0.88		37
I	12.09	0.21	1.13	1.34	—	(0.17)		(0.75)	—	(0.92)		12.51	12.39		218,391	0.86		0.83		1.81		37
R3	12.08	0.16	1.13	1.29	—	(0.15)		(0.75)	—	(0.90)		12.47	11.93		190	1.44		1.33		1.35		37
R4	12.09	0.15	1.17	1.32	—	(0.16)		(0.75)	—	(0.91)		12.50	12.15		292	1.12		1.05		1.24		37
R5	12.10	0.15	1.19	1.34	—	(0.17)		(0.75)	—	(0.92)		12.52	12.33		1,066	0.80		0.78		1.21		37
Y	12.11	0.21	1.12	1.33	—	(0.17)		(0.75)	—	(0.92)		12.52	12.38		676	0.87		0.84		1.80		37
F	12.10	0.22	1.12	1.34	—	(0.17)		(0.75)	—	(0.92)		12.52	12.47		70,305	0.78		0.76		1.85		37
SDR	12.10	0.21	1.14	1.35	—	(0.18)		(0.75)	—	(0.93)		12.52	12.45		100,663	0.80		0.76		1.80		37

For the Year Ended October 31, 2018
A	$13.62	$0.19	$(1.22)	$(1.03)	$—	$(0.13)		$—	$—	$(0.13)		$12.46	(7.63)%		$11,234	1.25%		1.16%		1.40%		65%
C	13.11	0.13	(1.21)	(1.08)	—	(0.13)		—	—	(0.13)		11.90	(8.33)		1,824	2.01		1.92		0.97		65
I	13.20	0.22	(1.17)	(0.95)	—	(0.16)		—	—	(0.16)		12.09	(7.32)		129,528	0.93		0.85		1.70		65
R3	13.19	0.21	(1.19)	(0.98)	—	(0.13)		—	—	(0.13)		12.08	(7.49)		12	1.61		1.02		1.59		65
R4	13.20	0.22	(1.19)	(0.97)	—	(0.14)		—	—	(0.14)		12.09	(7.42)		12	1.31		0.97		1.64		65
R5	13.22	0.22	(1.18)	(0.96)	—	(0.16)		—	—	(0.16)		12.10	(7.36)		12	1.01		0.90		1.69		65
Y	13.23	0.12	(1.07)	(0.95)	—	(0.17)		—	—	(0.17)		12.11	(7.32)		5,693	0.90		0.81		0.97		65
F	13.22	0.22	(1.17)	(0.95)	—	(0.17)		—	—	(0.17)		12.10	(7.32)		9,204	0.89		0.80		1.69		65
SDR	13.23	0.23	(1.18)	(0.95)	—	(0.18)		—	—	(0.18)		12.10	(7.33)		67,339	0.89		0.80		1.71		65

For the Year Ended October 31, 2017
A	$11.02	$0.12	$2.64	$2.76	$—	$(0.16)		$—	$—	$(0.16)		$13.62	25.41%		$5,930	1.32%		1.20%		0.98%		53%
C	10.69	(0.02)	2.60	2.58	—	(0.16)		—	—	(0.16)		13.11	24.60		321	2.01		1.94		(0.13)		53
I	10.69	0.14	2.55	2.69	—	(0.18)		—	—	(0.18)		13.20	25.69		116,660	1.02		0.95		1.24		53
R3	10.69	0.12	2.55	2.67	—	(0.17)		—	—	(0.17)		13.19	25.45		13	1.62		1.18		1.04		53
R4	10.69	0.13	2.56	2.69	—	(0.18)		—	—	(0.18)		13.20	25.61		13	1.34		1.08		1.15		53
R5	10.69	0.16	2.55	2.71	—	(0.18)		—	—	(0.18)		13.22	25.88		13	1.02		0.90		1.34		53
Y	10.69	0.13	2.59	2.72	—	(0.18)		—	—	(0.18)		13.23	25.99		115	0.88		0.79		1.04		53
F(8)	10.87	0.04	2.31	2.35	—	—		—	—	—		13.22	21.62	(6)	844	0.85	(7)	0.80	(7)	0.52	(7)	53
SDR	10.70	0.17	2.55	2.72	—	(0.19)		—	—	(0.19)		13.23	25.88		77,051	0.86		0.80		1.45		53

The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders International Stock Fund(10) – (continued)

For the Year Ended October 31, 2016
A	$11.35	$0.12	$(0.35	)(11)	$(0.23)	$—	$(0.10)	$—	$—	$(0.10)	$11.02	(2.01)%		$3,217	1.45%		1.18%		1.11%		53%
C(9)	10.64	(0.01)	0.06		0.05	—	—	—	—	—	10.69	0.47	(6)	10	1.77	(7)	1.77	(7)	(1.77	)(7)	53
I	11.01	0.14	(0.33	)(11)	(0.19)	—	(0.13)	—	—	(0.13)	10.69	(1.70)		82,726	1.20		0.92		1.33		53
R3(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(6)	10	1.47	(7)	1.47	(7)	(1.47	)(7)	53
R4(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(6)	10	1.17	(7)	1.17	(7)	(1.17	)(7)	53
R5(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(6)	10	0.89	(7)	0.89	(7)	(0.87	)(7)	53
Y(9)	10.64	—	0.05		0.05	—	—	—	—	—	10.69	0.47	(6)	10	0.78	(7)	0.78	(7)	(0.78	)(7)	53
SDR	11.02	0.16	(0.33	)(11)	(0.17)	—	(0.15)	—	—	(0.15)	10.70	(1.54)		64,263	1.07		0.79		1.54		53

Hartford Schroders Securitized Income Fund

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$9.79	$0.08	$0.17		$0.25	$—	$(0.10)	$—	$—	$(0.10)	$9.94	2.52	%(6)	$5,918	1.39	%(7)(12)	1.18	%(7)(13)(14)	1.69	%(7)(15)	29%
C	9.79	0.03	0.16		0.19	—	(0.05)	—	—	(0.05)	9.93	1.99	(6)	678	2.23	(7)(12)	2.22	(7)(13)(14)	0.64	(7)(15)	29
I	9.79	0.09	0.17		0.26	—	(0.11)	—	—	(0.11)	9.94	2.65	(6)	74,786	1.17	(7)(12)	1.07	(7)(13)(14)	1.79	(7)(15)	29
Y	9.79	0.09	0.16		0.25	—	(0.11)	—	—	(0.11)	9.93	2.57	(6)	4,484	1.11	(7)(12)	1.02	(7)(13)(14)	1.82	(7)(15)	29
F	9.78	0.09	0.17		0.26	—	(0.12)	—	—	(0.12)	9.92	2.62	(6)	2,088	1.11	(7)(12)	0.97	(7)(13)(14)	1.90	(7)(15)	29
SDR	9.78	0.09	0.17		0.26	—	(0.12)	—	—	(0.12)	9.92	2.63	(6)	24,481	1.10	(7)(12)	0.97	(7)(13)(14)	1.86	(7)(15)	29

For the Year Ended October 31, 2020
A	$10.06	$0.21	$(0.25)		$(0.04)	$—	$(0.22)	$(0.01)	$—	$(0.23)	$9.79	(0.41)%		$5,553	1.54	%(16)	1.10	%(14)(17)	2.12	%(18)	78%
C(19)	10.12	0.04	(0.31)		(0.27)	—	(0.06)	—	—	(0.06)	9.79	(2.64	)(6)	443	2.52	(7)(16)	2.29	(7)(14)(17)	0.55	(7)(18)	78
I	10.06	0.19	(0.23)		(0.04)	—	(0.22)	(0.01)	—	(0.23)	9.79	(0.42)		65,636	1.34	(16)	1.12	(14)(17)	1.94	(18)	78
Y	10.06	0.21	(0.25)		(0.04)	—	(0.22)	(0.01)	—	(0.23)	9.79	(0.36)		3,571	1.29	(16)	1.07	(14)(17)	2.20	(18)	78
F	10.05	0.22	(0.26)		(0.04)	—	(0.22)	(0.01)	—	(0.23)	9.78	(0.34)		2,035	1.28	(16)	1.06	(14)(17)	2.25	(18)	78
SDR	10.05	0.23	(0.26)		(0.03)	—	(0.23)	(0.01)	—	(0.24)	9.78	(0.31)		16,688	1.28	(16)	1.07	(14)(17)	2.32	(18)	78

For the Year Ended October 31, 2019(20)
A	$10.00	$0.17	$0.03		$0.20	$—	$(0.14)	$—	$—	$(0.14)	$10.06	2.04	%(6)	$3,571	1.58	%(7)(21)	1.00	%(7)(22)(14)	2.49	%(7)(23)	35%
I	10.00	0.17	0.04		0.21	—	(0.15)	—	—	(0.15)	10.06	2.09	(6)	4,633	1.33	(7)(21)	0.96	(7)(22)(14)	2.52	(7)(23)	35
Y	10.00	0.17	0.04		0.21	—	(0.15)	—	—	(0.15)	10.06	2.13	(6)	3,583	1.27	(7)(21)	0.91	(7)(22)(14)	2.58	(7)(23)	35
F	10.00	0.18	0.03		0.21	—	(0.16)	—	—	(0.16)	10.05	2.06	(6)	2,544	1.26	(7)(21)	0.89	(7)(22)(14)	2.61	(7)(23)	35
SDR	10.00	0.17	0.04		0.21	—	(0.16)	—	—	(0.16)	10.05	2.19	(6)	80,616	1.24	(7)(21)	0.86	(7)(22)(14)	2.55	(7)(23)	35

Hartford Schroders Tax-Aware Bond Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$11.42	$0.07	$0.10		$0.17	$—	$(0.07)	$(0.15)	$—	$(0.22)	$11.37	1.49	%(6)	$64,459	0.81	%(7)	0.71	%(7)	1.19	%(7)	67%
C	11.44	0.02	0.10		0.12	—	(0.02)	(0.15)	—	(0.17)	11.39	1.05	(6)	8,167	1.67	(7)	1.57	(7)	0.33	(7)	67
I	11.43	0.08	0.10		0.18	—	(0.08)	(0.15)	—	(0.23)	11.38	1.60	(6)	291,248	0.59	(7)	0.49	(7)	1.41	(7)	67
Y	11.44	0.08	0.09		0.17	—	(0.07)	(0.15)	—	(0.22)	11.39	1.57	(6)	217	0.62	(7)	0.56	(7)	1.34	(7)	67
F	11.44	0.08	0.10		0.18	—	(0.08)	(0.15)	—	(0.23)	11.39	1.62	(6)	35,418	0.51	(7)	0.46	(7)	1.44	(7)	67
SDR	11.43	0.08	0.10		0.18	—	(0.08)	(0.15)	—	(0.23)	11.38	1.62	(6)	58,112	0.51	(7)	0.46	(7)	1.44	(7)	67

For the Year Ended October 31, 2020
A	$11.34	$0.16	$0.32		$0.48	$—	$(0.17)	$(0.23)	$—	$(0.40)	$11.42	4.31%		$56,486	0.82%		0.71%		1.39%		186%
C	11.34	0.06	0.33		0.39	—	(0.06)	(0.23)	—	(0.29)	11.44	3.53		8,731	1.61		1.55		0.56		186
I	11.34	0.18	0.34		0.52	—	(0.20)	(0.23)	—	(0.43)	11.43	4.64		283,060	0.60		0.49		1.61		186
Y	11.35	0.18	0.33		0.51	—	(0.19)	(0.23)	—	(0.42)	11.44	4.56		213	0.63		0.56		1.56		186
F	11.35	0.19	0.33		0.52	—	(0.20)	(0.23)	—	(0.43)	11.44	4.67		33,074	0.52		0.46		1.64		186
SDR	11.34	0.19	0.33		0.52	—	(0.20)	(0.23)	—	(0.43)	11.43	4.68		61,878	0.52		0.46		1.66		186

The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —														— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income		Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions		Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders Tax-Aware Bond Fund(10) – (continued)

For the Year Ended October 31, 2019
A	$10.66	$0.23	$0.80	$1.03	$—	$(0.23)		$(0.12)	$—	$(0.35)		$11.34	9.79%		$36,158	0.83%		0.71%		2.08%		161%
C	10.65	0.14	0.80	0.94	—	(0.13)		(0.12)	—	(0.25)		11.34	8.91		7,894	1.61		1.54		1.26		161
I	10.67	0.26	0.79	1.05	—	(0.26)		(0.12)	—	(0.38)		11.34	9.95		209,719	0.61		0.48		2.31		161
Y	10.67	0.26	0.79	1.05	—	(0.25)		(0.12)	—	(0.37)		11.35	9.98		204	0.60		0.53		2.31		161
F	10.67	0.26	0.80	1.06	—	(0.26)		(0.12)	—	(0.38)		11.35	10.06		20,569	0.53		0.46		2.33		161
SDR	10.66	0.26	0.80	1.06	—	(0.26)		(0.12)	—	(0.38)		11.34	10.08		60,005	0.53		0.46		2.38		161

For the Year Ended October 31, 2018
A	$11.08	$0.23	$(0.42)	$(0.19)	$—	$(0.22)		$(0.01)	$—	$(0.23)		$10.66	(1.77)%		$25,186	0.86%		0.71%		2.07%		161%
C	11.07	0.14	(0.43)	(0.29)	—	(0.12)		(0.01)	—	(0.13)		10.65	(2.64)		4,819	1.62		1.53		1.24		161
I	11.10	0.25	(0.42)	(0.17)	—	(0.25)		(0.01)	—	(0.26)		10.67	(1.59)		120,282	0.62		0.46		2.31		161
Y	11.10	0.25	(0.43)	(0.18)	—	(0.24)		(0.01)	—	(0.25)		10.67	(1.63)		214	0.57		0.48		2.30		161
F	11.10	0.26	(0.44)	(0.18)	—	(0.24)		(0.01)	—	(0.25)		10.67	(1.60)		8,689	0.55		0.46		2.36		161
SDR	11.09	0.25	(0.43)	(0.18)	—	(0.24)		(0.01)	—	(0.25)		10.66	(1.60)		59,590	0.55		0.46		2.30		161

For the Year Ended October 31, 2017
A	$11.19	$0.20	$(0.07)	$0.13	$—	$(0.20)		$(0.04)	$—	$(0.24)		$11.08	1.20%		$22,948	0.86%		0.71%		1.83%		72%
C	11.20	0.11	(0.07)	0.04	—	(0.13)		(0.04)	—	(0.17)		11.07	0.40		4,712	1.58		1.50		0.96		72
I	11.21	0.23	(0.07)	0.16	—	(0.23)		(0.04)	—	(0.27)		11.10	1.45		147,851	0.58		0.46		2.10		72
Y	11.20	0.23	(0.07)	0.16	—	(0.22)		(0.04)	—	(0.26)		11.10	1.53		10	0.54		0.46		2.08		72
F(8)	10.93	0.14	0.17	0.31	—	(0.14)		—	—	(0.14)		11.10	2.85	(6)	2,377	0.53	(7)	0.46	(7)	1.96	(7)	72
SDR	11.20	0.23	(0.07)	0.16	—	(0.23)		(0.04)	—	(0.27)		11.09	1.46		70,615	0.54		0.46		2.12		72

For the Year Ended October 31, 2016
A	$10.84	$0.25	$0.35	$0.60	$—	$(0.25)		$—	$—	$(0.25)		$11.19	5.61%		$8,648	0.90%		0.70%		2.22%		42%
C(9)	11.23	—	(0.01)	(0.01)	—	(0.02)		—	—	(0.02)		11.20	(0.10	)(6)	10	1.46	(7)	1.45	(7)	1.47	(7)	42
I	10.84	0.28	0.37	0.65	—	(0.28)		—	—	(0.28)		11.21	6.02		82,088	0.66		0.45		2.55		42
Y(9)	11.23	0.01	(0.02)	(0.01)	—	(0.02)		—	—	(0.02)		11.20	(0.08	)(6)	10	0.46	(7)	0.45	(7)	2.56	(7)	42
SDR	11.23	0.01	(0.02)	(0.01)	—	(0.02)		—	—	(0.02)		11.20	(0.08)		66,275	0.47		0.46		4.71		42

Hartford Schroders US MidCap Opportunities Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$14.57	$(0.01)	$5.17	$5.16	$—	$(0.01)		$—	$—	$(0.01)		$19.72	35.46	%(6)	$96,740	1.16	%(7)	1.16	%(7)	(0.09	)%(7)	28%
C	14.67	(0.07)	5.19	5.12	—	—		—	—	—		19.79	34.90	(6)	55,278	1.91	(7)	1.91	(7)	(0.83	)(7)	28
I	15.19	0.02	5.38	5.40	—	(0.06)		—	—	(0.06)		20.53	35.59	(6)	445,342	0.89	(7)	0.89	(7)	0.19	(7)	28
R3	14.92	(0.03)	5.29	5.26	—	—		—	—	—		20.18	35.25	(6)	2,182	1.45	(7)	1.45	(7)	(0.39	)(7)	28
R4	15.08	(0.01)	5.35	5.34	—	(0.00	)(5)	—	—	(0.00	)(5)	20.42	35.41	(6)	762	1.21	(7)	1.16	(7)	(0.08	)(7)	28
R5	15.16	0.02	5.37	5.39	—	(0.05)		—	—	(0.05)		20.50	35.62	(6)	884	0.92	(7)	0.92	(7)	0.22	(7)	28
Y	15.18	0.01	5.38	5.39	—	(0.05)		—	—	(0.05)		20.52	35.58	(6)	83,204	0.91	(7)	0.91	(7)	0.16	(7)	28
F	15.20	0.02	5.38	5.40	—	(0.07)		—	—	(0.07)		20.53	35.62	(6)	76,009	0.81	(7)	0.81	(7)	0.27	(7)	28
SDR	15.23	0.02	5.39	5.41	—	(0.07)		—	—	(0.07)		20.57	35.62	(6)	49,150	0.81	(7)	0.81	(7)	0.27	(7)	28

For the Year Ended October 31, 2020
A	$15.01	$0.01	$(0.35)	$(0.34)	$—	$0.00	(5)	$(0.10)	$—	$(0.10)		$14.57	(2.25)%		$71,370	1.18%		1.18%		0.06%		53%
C	15.21	(0.10)	(0.34)	(0.44)	—	—		(0.10)	—	(0.10)		14.67	(2.90)		43,785	1.92		1.92		(0.67)		53
I	15.63	0.05	(0.35)	(0.30)	—	(0.04)		(0.10)	—	(0.14)		15.19	(1.92)		352,667	0.90		0.90		0.35		53
R3	15.41	(0.04)	(0.35)	(0.39)	—	—		(0.10)	—	(0.10)		14.92	(2.54)		975	1.53		1.53		(0.28)		53
R4	15.53	0.00 (5)	(0.35)	(0.35)	—	—		(0.10)	—	(0.10)		15.08	(2.26)		567	1.23		1.23		0.01		53
R5	15.60	0.05	(0.35)	(0.30)	—	(0.04)		(0.10)	—	(0.14)		15.16	(1.96)		1,229	0.93		0.93		0.31		53
Y	15.63	0.05	(0.35)	(0.30)	—	(0.05)		(0.10)	—	(0.15)		15.18	(1.93)		77,493	0.91		0.90		0.34		53
F	15.64	0.06	(0.34)	(0.28)	—	(0.06)		(0.10)	—	(0.16)		15.20	(1.82)		55,554	0.81		0.81		0.42		53
SDR	15.67	0.07	(0.35)	(0.28)	—	(0.06)		(0.10)	—	(0.16)		15.23	(1.81)		37,895	0.81		0.81		0.45		53

The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —													— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Schroders US MidCap Opportunities Fund(10) – (continued)

For the Year Ended October 31, 2019
A	$13.68	$0.02	$1.58		$1.60	$—	$—	$(0.27)	$—	$(0.27)	$15.01	12.12%		$87,831	1.27%		1.27%		0.14%		39%
C	13.97	(0.09)	1.60		1.51	—	—	(0.27)	—	(0.27)	15.21	11.29		60,195	2.02		2.02		(0.61)		39
I	14.24	0.06	1.64		1.70	—	(0.04)	(0.27)	—	(0.31)	15.63	12.41		496,725	1.00		1.00		0.42		39
R3	14.09	(0.04)	1.63		1.59	—	—	(0.27)	—	(0.27)	15.41	11.69		1,423	1.62		1.62		(0.25)		39
R4	14.17	0.01	1.64		1.65	—	(0.02)	(0.27)	—	(0.29)	15.53	12.09		627	1.32		1.32		0.09		39
R5	14.24	0.06	1.62		1.68	—	(0.05)	(0.27)	—	(0.32)	15.60	12.32		1,476	1.02		1.02		0.39		39
Y	14.24	0.07	1.64		1.71	—	(0.05)	(0.27)	—	(0.32)	15.63	12.50		116,557	0.97		0.95		0.44		39
F	14.25	0.07	1.64		1.71	—	(0.05)	(0.27)	—	(0.32)	15.64	12.52		54,955	0.91		0.91		0.48		39
SDR	14.28	0.07	1.64		1.71	—	(0.05)	(0.27)	—	(0.32)	15.67	12.49		82,604	0.91		0.91		0.48		39

For the Year Ended October 31, 2018
A	$13.97	$0.01	$(0.10)		$(0.09)	$—	$—	$(0.20)	$—	$(0.20)	$13.68	(0.66)%		$96,491	1.26%		1.25%		0.05%		37%
C	14.37	(0.11)	(0.09)		(0.20)	—	—	(0.20)	—	(0.20)	13.97	(1.49)		67,037	2.02		2.01		(0.72)		37
I	14.52	0.05	(0.11)		(0.06)	—	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)		648,971	0.99		0.98		0.31		37
R3	14.43	(0.05)	(0.09)		(0.14)	—	—	(0.20)	—	(0.20)	14.09	(1.06)		950	1.63		1.60		(0.31)		37
R4	14.48	—	(0.10)		(0.10)	—	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)		775	1.33		1.30		(0.03)		37
R5	14.51	0.04	(0.09)		(0.05)	—	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)		1,864	1.03		1.00		0.26		37
Y	14.53	0.04	(0.10)		(0.06)	—	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)		108,680	0.96		0.94		0.25		37
F	14.53	0.06	(0.11)		(0.05)	—	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)		45,449	0.91		0.90		0.38		37
SDR	14.56	0.06	(0.11)		(0.05)	—	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)		57,898	0.91		0.90		0.38		37

For the Year Ended October 31, 2017
A	$11.98	$(0.02)	$2.22		$2.20	$—	$(0.02)	$(0.19)	$—	$(0.21)	$13.97	18.57%		$116,594	1.28%		1.27%		(0.12)%		54%
C	12.41	(0.13)	2.31		2.18	—	(0.03)	(0.19)	—	(0.22)	14.37	17.75		48,121	2.04		2.02		(0.94)		54
I	12.42	0.02	2.30		2.32	—	(0.03)	(0.19)	—	(0.22)	14.52	18.91		620,850	1.02		1.01		0.15		54
R3	12.41	(0.07)	2.30		2.23	—	(0.02)	(0.19)	—	(0.21)	14.43	18.28		425	1.64		1.60		(0.49)		54
R4	12.42	(0.04)	2.31		2.27	—	(0.02)	(0.19)	—	(0.21)	14.48	18.52		274	1.39		1.30		(0.28)		54
R5	12.42	0.02	2.29		2.31	—	(0.03)	(0.19)	—	(0.22)	14.51	18.82		56	1.14		1.00		0.18		54
Y	12.42	0.02	2.31		2.33	—	(0.03)	(0.19)	—	(0.22)	14.53	19.00		11,479	0.96		0.94		0.16		54
F(8)	13.63	0.01	0.89		0.90	—	—	—	—	—	14.53	6.60	(6)	8,436	0.91	(7)	0.90	(7)	0.14	(7)	54
SDR	12.44	0.03	2.31		2.34	—	(0.03)	(0.19)	—	(0.22)	14.56	19.06		21,490	0.91		0.90		0.24		54

For the Year Ended October 31, 2016
A	$12.36	$0.02	$0.89	(11)	$0.91	$—	$—	$(1.29)	$—	$(1.29)	$11.98	8.40%		$32,399	1.67%		1.26%		0.15%		72%
C(9)	12.49	(0.01)	(0.07)		(0.08)	—	—	—	—	—	12.41	(0.64	)(6)	10	1.86	(7)	1.86	(7)	(1.49	)(7)	72
I	12.74	0.05	0.92	(11)	0.97	—	—	(1.29)	—	(1.29)	12.42	8.68		177,197	1.44		1.01		0.45		72
R3(9)	12.49	—	(0.08)		(0.08)	—	—	—	—	—	12.41	(0.64	)(6)	10	1.54	(7)	1.54	(7)	(1.18	)(7)	72
R4(9)	12.49	—	(0.07)		(0.07)	—	—	—	—	—	12.42	(0.56	)(6)	10	1.25	(7)	1.25	(7)	(0.89	)(7)	72
R5(9)	12.49	—	(0.07)		(0.07)	—	—	—	—	—	12.42	(0.56	)(6)	10	0.97	(7)	0.97	(7)	(0.57	)(7)	72
Y(9)	12.49	—	(0.07)		(0.07)	—	—	—	—	—	12.42	(0.56	)(6)	10	0.86	(7)	0.86	(7)	(0.49	)(7)	72
SDR	12.76	0.06	0.92	(11)	0.98	—	(0.01)	(1.29)	—	(1.30)	12.44	8.77		5,111	1.33		0.88		0.47		72

Hartford Schroders US Small Cap Opportunities Fund(10)

For the Six-Month Period Ended April 30, 2021 (Unaudited)
A	$23.20	$(0.04)	$9.76		$9.72	$—	$—	$—	$—	$—	$32.92	41.90	%(6)	$35,592	1.39	%(7)	1.34	%(7)	(0.30	)%(7)	36%
C	23.54	(0.16)	9.90		9.74	—	—	—	—	—	33.28	41.38	(6)	9,356	2.12	(7)	2.10	(7)	(1.05	)(7)	36
I	24.45	— (5)	10.30		10.30	—	(0.02)	—	—	(0.02)	34.73	42.12	(6)	214,725	1.06	(7)	1.05	(7)	(0.01	)(7)	36
R3	24.11	(0.09)	10.15		10.06	—	—	—	—	—	34.17	41.73	(6)	371	1.67	(7)	1.60	(7)	(0.57	)(7)	36
R4	24.35	(0.04)	10.24		10.20	—	— (5)	—	—	—	34.55	41.89	(6)	162	1.39	(7)	1.34	(7)	(0.25	)(7)	36
R5	24.44	(0.01)	10.29		10.28	—	(0.03)	—	—	(0.03)	34.69	42.08	(6)	640	1.08	(7)	1.04	(7)	(0.05	)(7)	36
Y	24.46	— (5)	10.29		10.29	—	(0.03)	—	—	(0.03)	34.72	42.09	(6)	37,304	1.07	(7)	1.05	(7)	(0.01	)(7)	36
F	24.49	0.01	10.31		10.32	—	(0.06)	—	—	(0.06)	34.75	42.18	(6)	14,883	0.98	(7)	0.95	(7)	0.09	(7)	36
SDR	24.52	0.01	10.32		10.33	—	(0.06)	—	—	(0.06)	34.79	42.17	(6)	34,293	0.99	(7)	0.95	(7)	0.09	(7)	36

The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Schroders US Small Cap Opportunities Fund(10) – (continued)

For the Year Ended October 31, 2020
A	$25.69	$0.01	$(1.19)	$(1.18)	$—	$(0.02)	$(1.29)	$—	$(1.31)	$23.20	(5.02)%	$23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	—	(1.29)	—	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	—	(0.08)	(1.29)	—	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	—	(1.29)	—	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	—	(0.04)	(1.29)	—	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	—	(0.08)	(1.29)	—	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	—	(0.08)	(1.29)	—	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	—	(0.10)	(1.29)	—	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	—	(0.10)	(1.29)	—	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47

For the Year Ended October 31, 2019
A	$25.55	$0.02	$2.38	$2.40	$—	$(0.01)	$(2.25)	$—	$(2.26)	$25.69	11.21%	$20,928	1.43%	1.35%	0.07%	45%
C	26.20	(0.16)	2.44	2.28	—	—	(2.25)	—	(2.25)	26.23	10.43	7,096	2.18	2.10	(0.65)	45
I	26.71	0.10	2.50	2.60	—	(0.06)	(2.25)	—	(2.31)	27.00	11.59	140,024	1.11	1.04	0.40	45
R3	26.53	(0.05)	2.48	2.43	—	—	(2.25)	—	(2.25)	26.71	10.90	111	1.74	1.63	(0.21)	45
R4	26.68	—	2.54	2.54	—	(0.04)	(2.25)	—	(2.29)	26.93	11.33	259	1.44	1.31	(0.01)	45
R5	26.70	0.08	2.51	2.59	—	(0.06)	(2.25)	—	(2.31)	26.98	11.56	78	1.12	1.05	0.31	45
Y	26.73	0.11	2.50	2.61	—	(0.09)	(2.25)	—	(2.34)	27.00	11.62	25,883	1.08	1.01	0.43	45
F	26.74	0.12	2.51	2.63	—	(0.09)	(2.25)	—	(2.34)	27.03	11.69	4,483	1.02	0.95	0.47	45
SDR	26.78	0.13	2.49	2.62	—	(0.09)	(2.25)	—	(2.34)	27.06	11.67	11,328	1.02	0.95	0.50	45

For the Year Ended October 31, 2018
A	$27.97	$(0.02)	$(0.04)	$(0.06)	$—	$—	$(2.36)	$—	$(2.36)	$25.55	(0.34)%	$13,976	1.43%	1.34%	(0.08)%	42%
C	28.82	(0.23)	(0.03)	(0.26)	—	—	(2.36)	—	(2.36)	26.20	(1.08)	6,892	2.18	2.09	(0.84)	42
I	29.14	0.07	(0.05)	0.02	—	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)	109,710	1.12	1.04	0.25	42
R3	29.06	(0.08)	(0.05)	(0.13)	—	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)	66	1.75	1.58	(0.30)	42
R4	29.08	0.04	(0.04)	—	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)	11	1.45	1.13	0.12	42
R5	29.11	0.07	(0.05)	0.02	—	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)	19	1.15	1.05	0.23	42
Y	29.14	0.09	(0.05)	0.04	—	(0.09)	(2.36)	—	(2.45)	26.73	0.03	23,507	1.03	0.95	0.33	42
F	29.15	0.08	(0.04)	0.04	—	(0.09)	(2.36)	—	(2.45)	26.74	0.04	2,841	1.03	0.95	0.30	42
SDR	29.19	0.13	(0.08)	0.05	—	(0.10)	(2.36)	—	(2.46)	26.78	0.07	10,952	1.03	0.95	0.44	42

For the Year Ended October 31, 2017
A	$23.78	$(0.07)	$5.71	$5.64	$—	$(0.07)	$(1.38)	$—	$(1.45)	$27.97	24.43%	$17,379	1.41%	1.35%	(0.25)%	69%
C	24.66	(0.27)	5.90	5.63	—	(0.09)	(1.38)	—	(1.47)	28.82	23.50	4,426	2.14	2.08	(1.00)	69
I	24.67	0.05	5.90	5.95	—	(0.10)	(1.38)	—	(1.48)	29.14	24.85	124,651	1.05	1.00	0.20	69
R3	24.67	(0.07)	5.91	5.84	—	(0.07)	(1.38)	—	(1.45)	29.06	24.36	54	1.76	1.38	(0.27)	69
R4	24.67	(0.01)	5.88	5.87	—	(0.08)	(1.38)	—	(1.46)	29.08	24.51	11	1.46	1.22	(0.03)	69
R5	24.67	0.04	5.88	5.92	—	(0.10)	(1.38)	—	(1.48)	29.11	24.72	20	1.25	1.05	0.13	69
Y	24.67	(0.05)	6.00	5.95	—	(0.10)	(1.38)	—	(1.48)	29.14	24.86	26,227	1.04	0.95	(0.17)	69
F(8)	26.78	0.02	2.35	2.37	—	—	—	—	—	29.15	8.85	(6)	1,256	1.00	(7)	0.96	(7)	0.10	(7)	69
SDR	24.71	0.05	5.91	5.96	—	(0.10)	(1.38)	—	(1.48)	29.19	24.86	32,525	1.00	0.95	0.17	69

For the Year Ended October 31, 2016
A	$24.46	$0.03	$1.14	$1.17	$—	$—	$(1.85)	$—	$(1.85)	$23.78	5.33%	$2,579	1.65%	1.41%	0.12%	51%
C(9)	24.96	(0.01)	(0.29)	(0.30)	—	—	—	—	—	24.66	(1.20	)(6)	10	1.90	(7)	1.90	(7)	(1.70	)(7)	51
I	25.25	0.08	1.19	1.27	—	—	(1.85)	—	(1.85)	24.67	5.58	113,072	1.41	1.16	0.33	51
R3(9)	24.96	(0.01)	(0.28)	(0.29)	—	—	—	—	—	24.67	(1.16	)(6)	10	1.59	(7)	1.59	(7)	(1.39	)(7)	51
R4(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(6)	10	1.31	(7)	1.31	(7)	(1.10	)(7)	51
R5(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(6)	10	1.02	(7)	1.02	(7)	(0.80	)(7)	51
Y(9)	24.96	—	(0.29)	(0.29)	—	—	—	—	—	24.67	(1.16	)(6)	10	0.91	(7)	0.91	(7)	(0.70	)(7)	51
SDR	25.25	0.12	1.19	(11)	1.31	—	—	(1.85)	—	(1.85)	24.71	5.74	6,806	1.26	1.02	0.50	51

The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Funds

Financial Highlights – (continued)

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Commenced operations on March 31, 2020.
(5)	Amount is less than $0.01 per share.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on February 28, 2017.
(9)	Commenced operations on October 24, 2016.
(10)

Prior to October 24, 2016 this Fund operated under a different name. Effective before the opening of business on October 24, 2016, the Advisor, Investor, and R6 share classes were redesignated as Class A, I, and SDR, respectively.

(11)	Includes redemption fees. Amount was less than $0.01 per share.
(12)

The ratio of expenses before adjustments to average net assets excluding interest expense for the six months ended April 30, 2021 was 1.12%, 1.96%, 0.90%, 0.84%,0.84% and 0.83% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(13)

The ratio of expenses after adjustments to average net assets excluding interest expense for the six months ended April 30, 2021 was 0.91%, 1.95%, 0.80%, 0.75%, 0.70% and 0.70% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.

(14)

Includes the impact of certain non-contractual waivers. Please see the fee table in the Fund’s prospectus for the Fund’s estimated total annual fund operating expenses (before and after contractual waivers and/or reimbursements).

(15)

The ratio of net investment income to average net assets excluding interest expense for the six months ended April 30, 2021 was 1.96%, 0.91%, 2.06%, 2.09%, 2.17% and 2.13% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(16)

The ratio of expenses before adjustments to average net assets excluding interest expense for the year ended October 31, 2020 was 1.18%, 2.16%, 0.97%, 0.92%, 0.92% and 0.92% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(17)

The ratio of expenses after adjustments to average net assets excluding interest expense for the year ended October 31, 2020 was 0.74%, 1.93%, 0.76%, 0.71%, 0.70% and 0.70% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.

(18)

The ratio of net investment income to average net assets excluding interest expense for the year ended October 31, 2020 was 2.48%, 0.91%, 2.30%, 2.56%, 2.61% and 2.69% for Class A, Class C, Class I, Class Y, Class F and Class SDR, respectively.

(19)	Commenced operations on February 28, 2020.
(20)	Commenced operations on February 28, 2019.
(21)

The ratio of expenses before adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 1.39%, 1.14%, 1.09%, 1.07% and 1.07% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

(22)

The ratio of expenses after adjustments to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 0.79%, 0.76%, 0.70%, 0.68% and 0.70% for Class A, Class I, Class Y, Class F and Class SDR, respectively. This includes the impact of certain non-contractual waivers.

(23)

The ratio of net investment income to average net assets excluding interest expense for the period February 28, 2019 through October 31, 2019 was 2.68%, 2.71%, 2.77%, 2.81% and 2.71% for Class A, Class I, Class Y, Class F and Class SDR, respectively.

The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Funds

Notes to Financial Statements

April 30, 2021 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series, as of April 30, 2021. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Schroders China A Fund (the “China A Fund”)

Hartford Schroders Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”)

Hartford Schroders International Multi-Cap Value Fund (the “International Multi-Cap Value Fund”)

Hartford Schroders International Stock Fund (the “International Stock Fund”)

Hartford Schroders Securitized Income Fund (the “Securitized Income Fund”)

Hartford Schroders Tax-Aware Bond Fund (the “Tax-Aware Bond Fund”)

Hartford Schroders US MidCap Opportunities Fund (the “US MidCap Opportunities Fund”)

Hartford Schroders US Small Cap Opportunities Fund (the “US Small Cap Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, “Financial Services – Investment Companies”.

The China A Fund commenced operations on March 31, 2020. Each Fund has registered for sale Class A, Class C, Class I, Class Y, Class F and Class SDR shares. In addition, each Fund, except China A Fund, Securitized Income Fund and Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Effective February 28, 2020, Class C of the Securitized Income Fund commenced operations. Class A shares of each Fund, except Emerging Markets Multi-Sector Bond Fund, Securitized Income Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class A shares of Securitized Income Fund are sold with a front-end sales charge of up to 3.00%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Effective April 1, 2021, Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. Effective as of the close of business on April 15, 2021, the Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV for each class of each Fund’s shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

74

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

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•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.

Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business

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April 30, 2021 (Unaudited)

on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Emerging Markets Equity Fund, International Stock Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Securitized Income Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

h)

Cash Flow Information – The Securitized Income Fund has included a Statement of Cash Flows, which provides additional information on cash receipts and cash payments, as a result of its significant investments in reverse repurchase agreements throughout the six-month period. Cash may include domestic and foreign currency as well as restricted cash held at brokers.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2021.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2021.

c)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is

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April 30, 2021 (Unaudited)

guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2021.

d)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2021.

e)

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements carry the risk that the market value of the securities that a Fund is obligated to repurchase may decline below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held or assets segregated by the Fund to cover the transaction is less than the value of securities. The use of reverse repurchase agreements may increase the possibility of fluctuation in a Fund’s net asset value.

For the six-month period ended April 30, 2021, the Securitized Income Fund had used Reverse Repurchase Agreements.

For the six-month period ended April 30, 2021, the Securitized Income Fund had an outstanding reverse repurchase agreement balance for 181 days. The average amount of borrowings was $30,129,498 and the annualized weighted average interest rate was 0.43% during the 181 days period end.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a master repurchase agreement (“MRA”) and net of the related collateral received/pledged by the Securitized Income Fund as of April 30, 2021:

Counterparty	Reverse Repurchase Agreement	Collateral Pledged[1]	Net Amount[2]
JP Morgan Chase Bank	$7,581,592	$(7,581,592)	$—
Merrill Lynch Mortgage Investors Trust	7,498,021	(7,498,021)	—

	$15,079,613	$(15,079,613)	$—

[1]	Collateral with a value of $17,788,722 has been pledged in connection with open reverse repurchase agreements.
[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

f)

Special Purpose Acquisition Companies – A Fund may invest in special purpose acquisition companies (“SPACs”) or similar special purpose entities. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their securities’ prices. In addition, these securities, which are typically traded in the OTC market, may be considered illiquid and/or be subject to restrictions on resale. A Fund may enter into a contingent commitment with a SPAC to purchase shares of private investments in public equity investments (“PIPE”) if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The US Small Cap Opportunities Fund had contingent commitments outstanding of approximately $2,187,780 to purchase PIPE shares as of April 30, 2021.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the

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currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2021, each of Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund and Securitized Income Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2021, each of Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund and Tax-Aware Bond Fund had used Futures Contracts.

c)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

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d)

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2021, the Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.

e)	Additional Derivative Instrument Information:

Emerging Markets Multi-Sector Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$73,468	$—	$—	$—	$—	$73,468

Total	$—	$73,468	$—	$—	$—	$—	$73,468

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$30,946	$—	$—	$—	$—	$30,946
Unrealized depreciation on swap contracts(1)	—	—	1,156	—	—	—	1,156

Total	$—	$30,946	$1,156	$—	$—	$—	$32,102

(1)

Amount represents the cumulative unrealized depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

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Emerging Markets Multi-Sector Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$128,471	$—	$—	$—	$—	$—	$128,471
Net realized gain (loss) on swap contracts	—	—	(39,720)	—	—	—	(39,720)
Net realized gain (loss) on foreign currency contracts	—	291,978	—	—	—	—	291,978

Total	$128,471	$291,978	$(39,720)	$—	$—	$—	$380,729

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$—	$—	$—
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	59,911	—	—	—	59,911
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(43,005)	—	—	—	—	(43,005)

Total	$—	$(43,005)	$59,911	$—	$—	$—	$16,906

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	(3)
Swap Contracts at Notional Amount	$2,198,333
Foreign Currency Contracts Purchased at Contract Amount	$5,619,888
Foreign Currency Contracts Sold at Contract Amount	$1,858,005

International Multi-Cap Value Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$390,602	$—	$—	$390,602
Unrealized appreciation on foreign currency contracts	—	761,618	—	—	—	—	761,618

Total	$—	$761,618	$—	$390,602	$—	$—	$1,152,220

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

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International Multi-Cap Value Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(69)	$—	$—	$(69)
Net realized gain (loss) on foreign currency contracts	—	(10,136,760)	—	—	—	—	(10,136,760)

Total	$—	$(10,136,760)	$—	$(69)	$—	$—	$(10,136,829)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$390,602	$—	$—	$390,602
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,564,372	—	—	—	—	1,564,372

Total	$—	$1,564,372	$—	$390,602	$—	$—	$1,954,974

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	167
Foreign Currency Contracts Purchased at Contract Amount	$24,540,709
Foreign Currency Contracts Sold at Contract Amount	$117,042,024

Securitized Income Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$8,322	$—	$—	$—	$—	$8,322

Total	$—	$8,322	$—	$—	$—	$—	$8,322

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$40,676	$—	$—	$—	$—	$40,676

Total	$—	$40,676	$—	$—	$—	$—	$40,676

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(469,670)	$—	$—	$—	$—	$(469,670)

Total	$—	$(469,670)	$—	$—	$—	$—	$(469,670)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(27,539)	$—	$—	$—	$—	$(27,539)

Total	$—	$(27,539)	$—	$—	$—	$—	$(27,539)

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Securitized Income Fund – (continued)

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$258,831
Foreign Currency Contracts Sold at Contract Amount	$10,241,104

Tax-Aware Bond Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$701,552	$—	$—	$—	$—	$—	$701,552

Total	$701,552	$—	$—	$—	$—	$—	$701,552

(1)

Amount represents the cumulative unrealized appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$3,081,689	$—	$—	$—	$—	$—	$3,081,689

Total	$3,081,689	$—	$—	$—	$—	$—	$3,081,689

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$181,217	$—	$—	$—	$—	$—	$181,217

Total	$181,217	$—	$—	$—	$—	$—	$181,217

For the period ended April 30, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short at Number of Contracts	(794)

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

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The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of April 30, 2021:

Emerging Markets Multi-Sector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$73,468	$(30,946)
Swap contracts	—	(1,156)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	73,468	(32,102)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$73,468	$(32,102)

Emerging Markets Multi-Sector Bond Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$738	$—	$—	$—	$738
Citibank NA	2,757	(2,757)	—	—	—
JP Morgan Chase & Co.	27,715	(6,398)	—	—	21,317
Morgan Stanley	24,378	—	—	—	24,378
UBS AG	17,880	(3,753)	—	—	14,127

Total	$73,468	$(12,908)	$—	$—	$60,560

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(21,951)	$2,757	$—	$—	$(19,194)
JP Morgan Chase & Co.	(6,398)	6,398	—	—	—
UBS AG	(3,753)	3,753	—	—	—

Total	$(32,102)	$12,908	$—	$—	$(19,194)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$761,618	$—
Futures contracts	390,602	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,152,220	—

Derivatives not subject to a MNA	(390,602)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$761,618	$—

International Multi-Cap Value Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
JP Morgan Chase & Co.	$261,302	$—	$—	$—	$261,302
UBS AG	500,316	—	—	—	500,316

Total	$761,618	$—	$—	$—	$761,618

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Securitized Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$8,322	$(40,676)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,322	(40,676)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$8,322	$(40,676)

Securitized Income Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$4,614	$—	$—	$—	$4,614
UBS AG	3,708	(3,708)	—	—	—

Total	$8,322	$(3,708)	$—	$—	$4,614

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$(27,500)	$—	$—	$—	$(27,500)
UBS AG	(13,176)	3,708	—	—	(9,468)

Total	$(40,676)	$3,708	$—	$—	$(36,968)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Tax-Aware Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$701,552	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	701,552	—

Derivatives not subject to a MNA	(701,552)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes

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April 30, 2021 (Unaudited)

in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

As a result of the China A Fund’s focus in China A shares, the Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, “Stock Connect”). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the Fund. The Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China (“PRC”), including local securities regulations and listing rules. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in China A shares through Stock Connect may subject the Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. If the Fund invests through the Qualified Foreign Institutional Investor or Renminbi Qualified Foreign Institutional Investor systems, it may be subject to additional risks, such as failure to achieve best execution, trading disruption, custody risk and credit loss. In difficult market conditions, the Fund may not be able to sell its investments easily or at all, which could affect Fund performance and the Fund’s liquidity.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

The Funds may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a “benchmark” or “reference rate” for various interest rate calculations. The use of certain LIBORs are expected to be phased out by the end of 2021. However, it is possible that certain LIBORs may continue beyond 2021 and the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on

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April 30, 2021 (Unaudited)

LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on a Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to the end of 2021 with respect to certain LIBORs or mid-2023 for the remaining LIBORs.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
China A Fund	$8,209,258	$2,585,349	$(375,189)	$2,210,160
Emerging Markets Equity Fund	4,171,129,692	2,121,500,277	(94,816,366)	2,026,683,911
Emerging Markets Multi-Sector Bond Fund	38,207,667	1,322,244	(764,799)	557,445
International Multi-Cap Value Fund	2,244,855,457	417,516,587	(88,107,949)	329,408,638
International Stock Fund	2,034,267,174	412,500,953	(1,960,947)	410,540,006
Securitized Income Fund	128,708,324	2,726,296	(561,235)	2,165,061
Tax-Aware Bond Fund	442,310,328	14,106,704	(425,125)	13,681,579
US MidCap Opportunities Fund	542,388,416	273,845,204	(1,919,385)	271,925,819
US Small Cap Opportunities Fund	252,285,790	91,867,046	(2,116,908)	89,750,138

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At October 31, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$302,757,700	$122,360,146
Emerging Markets Multi-Sector Bond Fund(1)	9,312,266	3,627,099
International Multi-Cap Value Fund	77,989,015	166,451,789
International Stock Fund	440,650	2,910,349
Securitized Income Fund(1)	331,356	382,047
US MidCap Opportunities Fund	737,951	—
US Small Cap Opportunities Fund	8,217,101	—

(1)	Future utilization of losses are subject to limitation under current tax laws.

The China A Fund and Tax-Aware Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes as of October 31, 2020.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets for each Fund, and, with respect to each of China A Fund, Emerging Markets Equity Fund,

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Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, and Tax-Aware Bond Fund, SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for each of these Funds. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion

Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion

Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion

International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion

International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

Securitized Income Fund	0.6500% on first $1 billion and;
0.6000% over $1 billion

Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion

US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion

US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion

b)

Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of the Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company (“State Street”). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. As of April 30, 2021, HFMC received the following fee with respect to each Fund: any sub-accounting fee payable by HFMC plus the amount of expenses that HFMC allocates for providing the fund accounting services.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2022 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
Securitized Income Fund	1.10%	1.95%	0.85%	N/A	N/A	N/A	0.80%	0.70%	0.70%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%

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Hartford Schroders Funds

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From November 1, 2020 to February 28, 2021, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) as follows for the International Stock Fund:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
International Stock Fund	1.15%	1.95%	0.85%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%

d)

Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period or period ended April 30, 2021, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1.40%	2.22%	1.13%	N/A	N/A	N/A	1.10%	0.99%	0.99%
Emerging Markets Equity Fund	1.41%	2.13%	1.21%	1.67%	1.44%	1.15%	1.12%	1.05%	1.05%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.86%	1.37%	1.03%	0.85%	0.80%	0.75%	0.75%
International Multi-Cap Value Fund	1.11%	1.85%	0.83%	1.38%	1.13%	0.85%	0.81%	0.75%	0.75%
International Stock Fund	1.04%	1.79%	0.77%	1.39%	1.07%	0.79%	0.78%	0.70%	0.71%
Securitized Income Fund	1.18%	2.22%	1.07%	N/A	N/A	N/A	1.02%	0.97%	0.97%
Tax-Aware Bond Fund	0.71%	1.57%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US MidCap Opportunities Fund	1.16%	1.91%	0.89%	1.45%	1.16%	0.92%	0.91%	0.81%	0.81%
US Small Cap Opportunities Fund	1.34%	2.10%	1.05%	1.60%	1.34%	1.04%	1.05%	0.95%	0.95%

e)

Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2021, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
China A Fund	$1,623	$2
Emerging Markets Equity Fund	112,874	1,258
Emerging Markets Multi-Sector Bond Fund	181	54
International Multi-Cap Value Fund	93,543	66
International Stock Fund	411,991	2,985
Securitized Income Fund	4,258	27
Tax-Aware Bond Fund	88,391	786
US MidCap Opportunities Fund	82,808	597
US Small Cap Opportunities Fund	34,023	1,072

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as “Distribution fee reimbursements” on the Statement of Operations.

89

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

f)

Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2021, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
China A Fund	$5
Emerging Markets Equity Fund	2,811
Emerging Markets Multi-Sector Bond Fund	26
International Multi-Cap Value Fund	1,088
International Stock Fund	1,016
Securitized Income Fund	43
Tax-Aware Bond Fund	211
US MidCap Opportunities Fund	363
US Small Cap Opportunities Fund	153

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.11%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class F	0.004%
Class SDR	0.004%

Effective March 1, 2021, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y shares of the International Multi-Cap Value Fund as follows: 0.08%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board approves its earlier termination.

From November 1, 2020 through February 28, 2021, HASCO has contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y shares of the International Multi-Cap Value Fund to the extent necessary to limit the transfer agency fees to 0.06%.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2021, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F		Class SDR
China A Fund	0.09%	0.14%	0.08%	N/A	N/A	N/A	0.08%	0.00	%*	0.00	%*
Emerging Markets Equity Fund	0.11%	0.08%	0.16%	0.21%	0.14%	0.10%	0.08%	0.00	%*	0.00	%*
Emerging Markets Multi-Sector Bond Fund	0.17%	0.25%	0.09%	0.22%	0.16%	0.12%	0.01%	0.00	%*	0.00	%*
International Multi-Cap Value Fund	0.11%	0.11%	0.09%	0.20%	0.13%	0.10%	0.07%	0.00	%*	0.00	%*
International Stock Fund	0.09%	0.08%	0.06%	0.19%	0.12%	0.09%	0.08%	0.00	%*	0.00	%*
Securitized Income Fund	0.04%	0.13%	0.07%	N/A	N/A	N/A	0.00%	0.00	%*	0.00	%*
Tax-Aware Bond Fund	0.05%	0.16%	0.08%	N/A	N/A	N/A	0.11%	0.00	%*	0.00	%*
US MidCap Opportunities Fund	0.11%	0.11%	0.09%	0.15%	0.16%	0.12%	0.11%	0.00	%*	0.00	%*
US Small Cap Opportunities Fund	0.16%	0.14%	0.08%	0.19%	0.16%	0.09%	0.09%	0.00	%*	0.00	%*

*	Amount rounds to 0.00%.

90

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

8.	Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of the China A Fund and the Securitized Income Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Fund’s securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Emerging Markets Equity Fund	$188,787	$(188,787)	$—
Emerging Markets Multi-Sector Bond Fund	1,352,428	(1,352,428)	—
International Multi-Cap Value Fund	79,374,522	(79,374,522)	—
International Stock Fund	—	—	—
Tax-Aware Bond Fund	1,542,567	(1,542,567)	—
US MidCap Opportunities Fund	—	—	—
US Small Cap Opportunities Fund	918,403	(918,403)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Emerging Markets Equity Fund	$198,632	$—
Emerging Markets Multi-Sector Bond Fund	1,402,995	—
International Multi-Cap Value Fund	87,387,398	11,811,700
International Stock Fund	—	—
Tax-Aware Bond Fund	1,592,653	—
US MidCap Opportunities Fund	—	—
US Small Cap Opportunities Fund	939,752	—

91

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Emerging Markets Equity Fund
Securities Lending Transactions(1)
Common Stocks	$198,632	$—	$—	$—	$198,632

Total Borrowings	$198,632	$—	$—	$—	$198,632

Gross amount of recognized liabilities for securities lending transactions					$198,632

Emerging Markets Multi-Sector Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$1,168,641	$—	$—	$—	$1,168,641
Foreign Government Obligations	234,354	—	—	—	234,354

Total Borrowings	$1,402,995	$—	$—	$—	$1,402,995

Gross amount of recognized liabilities for securities lending transactions					$1,402,995

International Multi-Cap Value Fund
Securities Lending Transactions(1)
Common Stocks	$87,387,398	$—	$—	$—	$87,387,398

Total Borrowings	$87,387,398	$—	$—	$—	$87,387,398

Gross amount of recognized liabilities for securities lending transactions					$87,387,398

Securitized Income Fund
Reverse Repurchase Agreements
Asset & Commercial Mortgage-Backed Securities	$—	$7,581,592	$7,498,021	$—	$15,079,613

Total Borrowings	$—	$7,581,592	$7,498,021	$—	$15,079,613

Gross amount of recognized liabilities for sale buy-back transactions					$15,079,613

Tax-Aware Bond Fund
Securities Lending Transactions(1)
Corporate Bonds	$1,592,653	$—	$—	$—	$1,592,653

Total Borrowings	$1,592,653	$—	$—	$—	$1,592,653

Gross amount of recognized liabilities for securities lending transactions					$1,592,653

US Small Cap Opportunities Fund
Securities Lending Transactions(1)
Common Stocks	$939,752	$—	$—	$—	$939,752

Total Borrowings	$939,752	$—	$—	$—	$939,752

Gross amount of recognized liabilities for securities lending transactions					$939,752

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	14%	85%	17%	N/A	N/A	N/A	94%	100%	—	%*
Emerging Markets Equity Fund	—	—	—	17%	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	36%	100%	100%	— %*	100%	—
International Multi-Cap Value Fund	—	—	—	—	—	—	—	—	—
International Stock Fund	—	—	—	—	—	—	—	—	—
Securitized Income Fund	62%	1%	5%	N/A	N/A	N/A	81%	100%	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	5%	—	—
US MidCap Opportunities Fund	—	—	—	—	—	—	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	—	—	—	—

92

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

Percentage of Fund by Class:

Fund	Class A	Class C		Class I	Class R3		Class R4		Class R5		Class Y		Class F	Class SDR
China A Fund	2%	2%		2%	N/A		N/A		N/A		2%		36%	—	%*
Emerging Markets Equity Fund	—	—		—	—	%*	—		—		—		—	—
Emerging Markets Multi-Sector Bond Fund	—	—		—	—	%*	—	%*	—	%*	—	%*	—	—
International Multi-Cap Value Fund	—	—		—	—		—		—		—		—	—
International Stock Fund	—	—		—	—		—		—		—		—	—
Securitized Income Fund	3%	—	%*	3%	N/A		N/A		N/A		3%		2%	—
Tax-Aware Bond Fund	—	—		—	N/A		N/A		N/A		—	%*	—	—
US MidCap Opportunities Fund	—	—		—	—		—		—		—		—	—
US Small Cap Opportunities Fund	—	—		—	—		—		—		—		—	—

*	Percentage rounds to zero.

As of April 30, 2021, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the “529 plan”) in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	3%

*	As of April 30, 2021, the affiliated funds of funds and the 529 plan were invested in Class F shares.

11.	Investment Transactions:

For the six-month period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$3,861,500	$3,442,533	$—	$—	$3,861,500	$3,442,533
Emerging Markets Equity Fund	2,041,809,820	1,035,786,123	—	—	2,041,809,820	1,035,786,123
Emerging Markets Multi-Sector Bond Fund	48,369,861	70,028,526	—	—	48,369,861	70,028,526
International Multi-Cap Value Fund	896,306,014	897,944,169	—	—	896,306,014	897,944,169
International Stock Fund	1,316,917,129	253,439,759	—	—	1,316,917,129	253,439,759
Securitized Income Fund	31,580,414	23,890,219	3,443,637	15,390,623	35,024,051	39,280,843
Tax-Aware Bond Fund	110,820,207	98,371,791	198,548,692	193,585,345	309,368,900	291,957,136
US MidCap Opportunities Fund	203,625,042	266,155,257	—	—	203,625,042	266,155,257
US Small Cap Opportunities Fund	103,747,243	101,660,481	—	—	103,747,243	101,660,481

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2021, and year ended October 31, 2020:

	For the Six-Month Period Ended April 30, 2021		For the Period Ended October 31, 2020(1)
	Shares	Amount	Shares	Amount
China A Fund
Class A
Shares Sold	76,180	$1,242,547	24,506	$304,161
Shares Issued for Reinvested Dividends	3,414	51,074	—	—
Shares Redeemed	(24,080)	(375,318)	(1)	(10)

Net Increase (Decrease)	55,514	918,303	24,505	304,151

Class C
Shares Sold	400	$6,000	11,860	$125,436
Shares Issued for Reinvested Dividends	1,167	17,324	—	—
Shares Redeemed	(541)	(8,570)	(1)	(10)

Net Increase (Decrease)	1,026	14,754	11,859	125,426

93

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Period Ended October 31, 2020(1)
	Shares	Amount	Shares	Amount
China A Fund – (continued)
Class I
Shares Sold	51,223	$825,313	30,549	$408,284
Shares Issued for Reinvested Dividends	1,578	23,649	—	—
Shares Redeemed	(1,523)	(25,832)	(18,406)	(269,695)

Net Increase (Decrease)	51,278	823,130	12,143	138,589

Class Y
Shares Sold	609	$10,000	10,001	$100,010
Shares Issued for Reinvested Dividends	1,078	16,158	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	1,687	26,158	10,000	100,000

Class F
Shares Sold	—	$—	210,001	$2,100,010
Shares Issued for Reinvested Dividends	21,609	324,076	—	—
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	21,609	324,076	210,000	2,100,000

Class SDR
Shares Sold	—	$—	250,001	$2,500,010
Shares Redeemed	—	—	(1)	(10)

Net Increase (Decrease)	—	—	250,000	2,500,000

Total Net Increase (Decrease)	131,114	$2,106,421	518,507	$5,268,166

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Emerging Markets Equity Fund
Class A
Shares Sold	35,124,038	$709,266,787	1,951,438	$30,166,742
Shares Issued for Reinvested Dividends	258,333	5,148,579	70,589	1,177,420
Shares Redeemed	(34,293,782)	(733,835,328)	(2,196,877)	(34,272,320)

Net Increase (Decrease)	1,088,589	(19,419,962)	(174,850)	(2,928,158)

Class C
Shares Sold	65,368	$1,386,205	7,253	$113,752
Shares Issued for Reinvested Dividends	—	—	8,192	135,012
Shares Redeemed	(74,937)	(1,524,120)	(273,764)	(4,230,625)

Net Increase (Decrease)	(9,569)	(137,915)	(258,319)	(3,981,861)

Class I
Shares Sold	34,721,235	$741,671,018	62,234,607	$937,883,560
Shares Issued for Reinvested Dividends	464,881	9,279,021	874,907	14,558,445
Shares Redeemed	(11,729,845)	(245,863,659)	(95,824,442)	(1,429,672,320)

Net Increase (Decrease)	23,456,271	505,086,380	(32,714,928)	(477,230,315)

Class R3
Shares Sold	400	$8,290	740	$11,570
Shares Issued for Reinvested Dividends	17	330	84	1,392
Shares Redeemed	(787)	(14,674)	(971)	(15,292)

Net Increase (Decrease)	(370)	(6,054)	(147)	(2,330)

Class R4
Shares Sold	26,189	$547,717	278,404	$3,757,186
Shares Issued for Reinvested Dividends	1,894	37,977	24	394
Shares Redeemed	(44,515)	(940,540)	(19,862)	(316,545)

Net Increase (Decrease)	(16,432)	(354,846)	258,566	3,441,035

Class R5
Shares Sold	3,571	$79,505	6,643	$104,685
Shares Issued for Reinvested Dividends	146	2,909	910	15,146
Shares Redeemed	(1,362)	(28,715)	(26,899)	(439,527)

Net Increase (Decrease)	2,355	53,699	(19,346)	(319,696)

94

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Emerging Markets Equity Fund – (continued)
Class Y
Shares Sold	33,414,310	$715,946,741	38,460,003	$583,444,406
Shares Issued for Reinvested Dividends	27,484	550,220	196,853	3,277,595
Shares Redeemed	(26,569,286)	(528,108,279)	(16,978,392)	(234,989,979)

Net Increase (Decrease)	6,872,508	188,388,682	21,678,464	351,732,022

Class F
Shares Sold	15,717,671	$332,551,215	32,828,464	$535,113,218
Shares Issued for Reinvested Dividends	171,016	3,411,762	445,955	7,416,236
Shares Redeemed	(6,219,240)	(128,574,966)	(9,898,445)	(156,103,638)

Net Increase (Decrease)	9,669,447	207,388,011	23,375,974	386,425,816

Class SDR
Shares Sold	12,285,281	$254,983,612	15,360,330	$247,432,265
Shares Issued for Reinvested Dividends	687,644	13,746,007	1,559,446	25,980,378
Shares Redeemed	(4,728,712)	(95,716,181)	(12,685,174)	(189,012,307)

Net Increase (Decrease)	8,244,213	173,013,438	4,234,602	84,400,336

Total Net Increase (Decrease)	49,307,012	$1,054,011,433	16,380,016	$341,536,849

Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	40,187	$350,630	74,672	$618,886
Shares Issued for Reinvested Dividends	3,654	31,407	9,815	78,407
Shares Redeemed	(55,013)	(484,433)	(75,075)	(615,139)

Net Increase (Decrease)	(11,172)	(102,396)	9,412	82,154

Class C
Shares Sold	3,257	$28,142	3,580	$31,316
Shares Issued for Reinvested Dividends	375	3,198	1,233	9,773
Shares Redeemed	(12,191)	(103,089)	(7,896)	(69,036)

Net Increase (Decrease)	(8,559)	(71,749)	(3,083)	(27,947)

Class I
Shares Sold	867,890	$7,367,486	1,645,820	$12,948,623
Shares Issued for Reinvested Dividends	38,840	334,467	160,130	1,284,545
Shares Redeemed	(1,102,280)	(9,563,578)	(2,486,187)	(20,380,676)

Net Increase (Decrease)	(195,550)	(1,861,625)	(680,237)	(6,147,508)

Class R3
Shares Sold	63	$546	2,121	$19,070
Shares Issued for Reinvested Dividends	55	473	158	1,249
Shares Redeemed	(2)	(17)	(2)	(20)

Net Increase (Decrease)	116	1,002	2,277	20,299

Class R4
Shares Issued for Reinvested Dividends	22	192	73	580

Net Increase (Decrease)	22	192	73	580

Class R5
Shares Issued for Reinvested Dividends	24	210	74	587

Net Increase (Decrease)	24	210	74	587

Class Y
Shares Sold	—	$—	50,335	$433,573
Shares Issued for Reinvested Dividends	5,422	46,452	15,666	125,165
Shares Redeemed	—	—	(1,300)	(9,222)

Net Increase (Decrease)	5,422	46,452	64,701	549,516

Class F
Shares Sold	—	$—	33,302	$300,908
Shares Issued for Reinvested Dividends	30	245	20,620	185,754
Shares Redeemed	—	—	(2,588,818)	(22,892,216)

Net Increase (Decrease)	30	245	(2,534,896)	(22,405,554)

95

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Emerging Markets Multi-Sector Bond Fund – (continued)
Class SDR
Shares Sold	907,070	$7,769,413	84,913	$734,256
Shares Issued for Reinvested Dividends	88,977	760,780	241,781	1,930,500
Shares Redeemed	(3,670,050)	(31,242,966)	(196,044)	(1,641,958)

Net Increase (Decrease)	(2,674,003)	(22,712,773)	130,650	1,022,798

Total Net Increase (Decrease)	(2,883,670)	$(24,700,442)	(3,011,029)	$(26,905,075)

International Multi-Cap Value Fund
Class A
Shares Sold	1,279,845	$12,464,804	2,803,699	$23,129,829
Shares Issued for Reinvested Dividends	92,330	870,365	289,911	2,459,995
Shares Redeemed	(1,468,419)	(14,021,806)	(6,470,234)	(51,893,152)

Net Increase (Decrease)	(96,244)	(686,637)	(3,376,624)	(26,303,328)

Class C
Shares Sold	77,115	$746,461	324,556	$2,741,385
Shares Issued for Reinvested Dividends	12,195	112,958	36,931	323,041
Shares Redeemed	(266,496)	(2,522,018)	(1,107,190)	(9,046,175)

Net Increase (Decrease)	(177,186)	(1,662,599)	(745,703)	(5,981,749)

Class I
Shares Sold	15,634,972	$153,920,108	32,274,441	$263,656,289
Shares Issued for Reinvested Dividends	746,650	7,054,941	1,997,972	16,815,231
Shares Redeemed	(14,982,965)	(140,715,934)	(46,737,444)	(366,171,373)

Net Increase (Decrease)	1,398,657	20,259,115	(12,465,031)	(85,699,853)

Class R3
Shares Sold	202,641	$1,944,643	533,231	$4,354,149
Shares Issued for Reinvested Dividends	17,574	164,697	43,227	369,526
Shares Redeemed	(317,990)	(3,163,684)	(1,034,516)	(7,910,074)

Net Increase (Decrease)	(97,775)	(1,054,344)	(458,058)	(3,186,399)

Class R4
Shares Sold	301,348	$2,980,738	64,552	$497,841
Shares Issued for Reinvested Dividends	4,191	39,965	8,123	68,291
Shares Redeemed	(45,307)	(435,524)	(75,981)	(596,629)

Net Increase (Decrease)	260,232	2,585,179	(3,306)	(30,497)

Class R5
Shares Sold	407,466	$3,848,986	545,218	$4,339,616
Shares Issued for Reinvested Dividends	26,685	250,775	68,186	570,494
Shares Redeemed	(839,116)	(8,007,399)	(769,515)	(6,216,129)

Net Increase (Decrease)	(404,965)	(3,907,638)	(156,111)	(1,306,019)

Class Y
Shares Sold	6,993,690	$66,200,970	8,488,795	$66,739,293
Shares Issued for Reinvested Dividends	311,222	2,942,774	525,988	4,368,637
Shares Redeemed	(1,704,588)	(16,212,215)	(3,913,403)	(30,436,867)

Net Increase (Decrease)	5,600,324	52,931,529	5,101,380	40,671,063

Class F
Shares Sold	12,581,460	$125,517,013	18,264,798	$141,630,520
Shares Issued for Reinvested Dividends	405,745	3,840,306	1,036,549	8,642,893
Shares Redeemed	(6,366,127)	(61,143,466)	(14,852,644)	(118,345,910)

Net Increase (Decrease)	6,621,078	68,213,853	4,448,703	31,927,503

Class SDR
Shares Sold	19,508,117	$184,698,030	37,557,550	$291,819,327
Shares Issued for Reinvested Dividends	973,307	9,188,181	2,074,664	17,328,997
Shares Redeemed	(15,514,779)	(147,797,377)	(35,442,799)	(290,678,391)

Net Increase (Decrease)	4,966,645	46,088,834	4,189,415	18,469,933

Total Net Increase (Decrease)	18,070,766	$182,767,292	(3,465,335)	$(31,439,346)

96

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

International Stock Fund
Class A
Shares Sold	4,796,103	$83,727,997	5,577,386	$75,874,561
Shares Issued for Reinvested Dividends	1,911	32,460	39,981	548,940
Shares Redeemed	(912,537)	(15,963,516)	(1,136,723)	(15,107,254)

Net Increase (Decrease)	3,885,477	67,796,941	4,480,644	61,316,247

Class C
Shares Sold	343,029	$5,701,656	269,016	$3,489,435
Shares Issued for Reinvested Dividends	—	—	835	10,939
Shares Redeemed	(19,262)	(319,809)	(59,927)	(722,473)

Net Increase (Decrease)	323,767	5,381,847	209,924	2,777,901

Class I
Shares Sold	44,761,688	$756,148,235	28,960,331	$372,494,734
Shares Issued for Reinvested Dividends	128,684	2,114,283	203,818	2,706,694
Shares Redeemed	(6,060,220)	(103,290,265)	(8,951,030)	(109,417,598)

Net Increase (Decrease)	38,830,152	654,972,253	20,213,119	265,783,830

Class R3
Shares Sold	24,952	$405,753	44,105	$484,380
Shares Issued for Reinvested Dividends	—	—	152	2,018
Shares Redeemed	(5,901)	(99,662)	(5,601)	(71,632)

Net Increase (Decrease)	19,051	306,091	38,656	414,766

Class R4
Shares Sold	22,666	$375,796	205,916	$2,649,316
Shares Issued for Reinvested Dividends	43	701	269	3,576
Shares Redeemed	(13,610)	(226,541)	(44,021)	(566,181)

Net Increase (Decrease)	9,099	149,956	162,164	2,086,711

Class R5
Shares Sold	358,088	$5,966,581	844,651	$10,244,540
Shares Issued for Reinvested Dividends	3,171	52,125	1,644	21,848
Shares Redeemed	(85,252)	(1,463,877)	(41,811)	(545,593)

Net Increase (Decrease)	276,007	4,554,829	804,484	9,720,795

Class Y
Shares Sold	5,722,705	$96,291,292	4,875,805	$68,074,361
Shares Issued for Reinvested Dividends	20,632	340,017	953	12,698
Shares Redeemed	(168,499)	(2,872,452)	(78,087)	(1,012,281)

Net Increase (Decrease)	5,574,838	93,758,857	4,798,671	67,074,778

Class F
Shares Sold	11,564,674	$195,960,585	8,417,664	$110,434,434
Shares Issued for Reinvested Dividends	60,241	990,360	77,909	1,036,195
Shares Redeemed	(1,374,215)	(23,129,605)	(1,765,969)	(22,190,196)

Net Increase (Decrease)	10,250,700	173,821,340	6,729,604	89,280,433

Class SDR
Shares Sold	7,886,809	$130,938,146	5,469,722	$70,802,425
Shares Issued for Reinvested Dividends	51,342	843,556	72,052	957,577
Shares Redeemed	(1,806,417)	(31,481,289)	(3,650,626)	(47,306,305)

Net Increase (Decrease)	6,131,734	100,300,413	1,891,148	24,453,697

Total Net Increase (Decrease)	65,300,825	$1,101,042,527	39,328,414	$522,909,158

97

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Securitized Income Fund
Class A
Shares Sold	73,405	$727,800	223,922	$2,163,016
Shares Issued for Reinvested Dividends	5,703	56,408	9,226	89,718
Shares Redeemed	(50,968)	(505,886)	(21,058)	(203,567)

Net Increase (Decrease)	28,140	278,322	212,090	2,049,167

Class C(2)
Shares Sold	22,841	$226,983	45,049	$419,720
Shares Issued for Reinvested Dividends	268	2,641	181	1,709

Net Increase (Decrease)	23,109	229,624	45,230	421,429

Class I
Shares Sold	2,971,693	$29,464,761	7,995,486	$77,608,778
Shares Issued for Reinvested Dividends	74,254	734,197	75,068	720,669
Shares Redeemed	(2,220,678)	(21,988,644)	(1,829,000)	(17,600,511)

Net Increase (Decrease)	825,269	8,210,314	6,241,554	60,728,936

Class Y
Shares Sold	82,449	$817,067	—	$—
Shares Issued for Reinvested Dividends	4,306	42,562	8,517	82,781

Net Increase (Decrease)	86,755	859,629	8,517	82,781

Class F
Shares Issued for Reinvested Dividends	2,447	24,175	4,889	47,466
Shares Redeemed	—	—	(49,950)	(473,832)

Net Increase (Decrease)	2,447	24,175	(45,061)	(426,366)

Class SDR
Shares Sold	754,607	$7,477,999	1,764,121	$17,560,558
Shares Issued for Reinvested Dividends	7,312	72,265	50,038	497,414
Shares Redeemed	—	—	(8,125,902)	(80,147,825)

Net Increase (Decrease)	761,919	7,550,264	(6,311,743)	(62,089,853)

Total Net Increase (Decrease)	1,727,639	$17,152,328	150,587	$766,094

Tax-Aware Bond Fund
Class A
Shares Sold	1,146,614	$13,101,975	2,723,410	$30,536,275
Shares Issued for Reinvested Dividends	99,767	1,137,668	129,314	1,446,053
Shares Redeemed	(523,412)	(5,964,226)	(1,098,300)	(12,306,927)

Net Increase (Decrease)	722,969	8,275,417	1,754,424	19,675,401

Class C
Shares Sold	27,566	$315,441	228,661	$2,567,436
Shares Issued for Reinvested Dividends	11,100	126,650	19,583	217,827
Shares Redeemed	(84,910)	(968,000)	(181,060)	(2,039,469)

Net Increase (Decrease)	(46,244)	(525,909)	67,184	745,794

Class I
Shares Sold	5,930,144	$67,751,291	18,128,116	$204,446,822
Shares Issued for Reinvested Dividends	401,184	4,579,084	598,224	6,698,427
Shares Redeemed	(5,502,443)	(62,872,848)	(12,453,205)	(139,682,475)

Net Increase (Decrease)	828,885	9,457,527	6,273,135	71,462,774

Class Y
Shares Issued for Reinvested Dividends	375	4,281	671	7,512
Shares Redeemed	—	—	—	(3)

Net Increase (Decrease)	375	4,281	671	7,509

Class F
Shares Sold	595,303	$6,802,307	1,631,466	$18,408,527
Shares Issued for Reinvested Dividends	59,694	681,316	83,707	938,185
Shares Redeemed	(436,318)	(4,988,001)	(635,600)	(7,140,624)

Net Increase (Decrease)	218,679	2,495,622	1,079,573	12,206,088

98

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

Tax-Aware Bond Fund – (continued)
Class SDR
Shares Sold	44,333	$505,100	679,071	$7,715,862
Shares Issued for Reinvested Dividends	76,621	874,270	133,183	1,484,930
Shares Redeemed	(428,080)	(4,887,528)	(688,386)	(7,803,953)

Net Increase (Decrease)	(307,126)	(3,508,158)	123,868	1,396,839

Total Net Increase (Decrease)	1,417,538	$16,198,780	9,298,855	$105,494,405

US MidCap Opportunities Fund
Class A
Shares Sold	592,663	$10,472,539	1,295,034	$17,576,606
Shares Issued for Reinvested Dividends	4,107	69,120	39,994	614,359
Shares Redeemed	(587,949)	(10,362,916)	(2,290,621)	(31,642,314)

Net Increase (Decrease)	8,821	178,743	(955,593)	(13,451,349)

Class C
Shares Sold	193,640	$3,377,832	334,429	$4,807,929
Shares Issued for Reinvested Dividends	—	—	25,799	401,177
Shares Redeemed	(385,368)	(6,856,087)	(1,332,162)	(19,041,400)

Net Increase (Decrease)	(191,728)	(3,478,255)	(971,934)	(13,832,294)

Class I
Shares Sold	2,804,507	$51,224,908	6,013,572	$86,511,259
Shares Issued for Reinvested Dividends	70,646	1,237,010	265,164	4,268,155
Shares Redeemed	(4,400,882)	(81,209,562)	(14,836,185)	(214,488,799)

Net Increase (Decrease)	(1,525,729)	(28,747,644)	(8,557,449)	(123,709,385)

Class R3
Shares Sold	55,722	$954,105	14,647	$200,693
Shares Issued for Reinvested Dividends	—	—	565	8,911
Shares Redeemed	(12,958)	(244,660)	(42,185)	(637,892)

Net Increase (Decrease)	42,764	709,445	(26,973)	(428,288)

Class R4
Shares Sold	1,108	$20,379	15,518	$239,097
Shares Issued for Reinvested Dividends	—	—	259	4,116
Shares Redeemed	(1,413)	(24,965)	(18,555)	(269,708)

Net Increase (Decrease)	(305)	(4,586)	(2,778)	(26,495)

Class R5
Shares Sold	7,504	$136,361	14,557	$204,228
Shares Issued for Reinvested Dividends	217	3,796	830	13,318
Shares Redeemed	(45,648)	(819,108)	(28,943)	(444,803)

Net Increase (Decrease)	(37,927)	(678,951)	(13,556)	(227,257)

Class Y
Shares Sold	215,224	$3,947,334	2,006,363	$27,085,522
Shares Issued for Reinvested Dividends	14,753	258,023	76,744	1,235,384
Shares Redeemed	(1,280,540)	(24,895,656)	(4,434,892)	(63,212,927)

Net Increase (Decrease)	(1,050,563)	(20,690,299)	(2,351,785)	(34,892,021)

Class F
Shares Sold	569,442	$10,460,617	1,381,323	$19,610,748
Shares Issued for Reinvested Dividends	15,153	265,184	36,082	581,769
Shares Redeemed	(538,138)	(9,989,352)	(1,275,220)	(18,368,516)

Net Increase (Decrease)	46,457	736,449	142,185	1,824,001

Class SDR
Shares Sold	234,245	$4,362,527	623,631	$9,238,983
Shares Issued for Reinvested Dividends	10,018	175,615	51,452	830,635
Shares Redeemed	(343,729)	(6,268,582)	(3,456,941)	(55,712,445)

Net Increase (Decrease)	(99,466)	(1,730,440)	(2,781,858)	(45,642,827)

Total Net Increase (Decrease)	(2,807,676)	$(53,705,538)	(15,519,741)	$(230,385,915)

99

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

	For the Six-Month Period Ended April 30, 2021		For the Year Ended October 31, 2020
	Shares	Amount	Shares	Amount

US Small Cap Opportunities Fund
Class A
Shares Sold	152,387	$4,617,061	464,472	$10,513,320
Shares Issued for Reinvested Dividends	—	—	44,207	1,122,066
Shares Redeemed	(101,327)	(2,927,369)	(293,039)	(6,419,169)

Net Increase (Decrease)	51,060	1,689,692	215,640	5,216,217

Class C
Shares Sold	26,380	$814,179	96,832	$2,425,589
Shares Issued for Reinvested Dividends	—	—	14,029	363,339
Shares Redeemed	(40,807)	(1,227,455)	(85,890)	(1,926,037)

Net Increase (Decrease)	(14,427)	(413,276)	24,971	862,891

Class I
Shares Sold	1,115,083	$36,679,784	3,443,438	$83,623,348
Shares Issued for Reinvested Dividends	2,920	85,748	267,211	7,158,748
Shares Redeemed	(860,738)	(27,661,223)	(2,972,119)	(67,833,627)

Net Increase (Decrease)	257,265	9,104,309	738,530	22,948,469

Class R3
Shares Sold	5,356	$154,596	9,177	$223,702
Shares Issued for Reinvested Dividends	—	—	187	4,953
Shares Redeemed	(4,543)	(134,250)	(3,484)	(85,582)

Net Increase (Decrease)	813	20,346	5,880	143,073

Class R4
Shares Sold	499	$16,334	2,691	$67,760
Shares Issued for Reinvested Dividends	—	—	495	13,210
Shares Redeemed	(3,756)	(127,848)	(4,857)	(129,117)

Net Increase (Decrease)	(3,257)	(111,514)	(1,671)	(48,147)

Class R5
Shares Sold	7,959	$253,116	9,115	$215,817
Shares Issued for Reinvested Dividends	16	462	170	4,561
Shares Redeemed	(1,520)	(52,375)	(193)	(4,710)

Net Increase (Decrease)	6,455	201,203	9,092	215,668

Class Y
Shares Sold	199,012	$6,631,152	174,823	$4,133,695
Shares Issued for Reinvested Dividends	945	27,753	48,634	1,302,907
Shares Redeemed	(87,675)	(2,711,400)	(219,884)	(5,234,892)

Net Increase (Decrease)	112,282	3,947,505	3,573	201,710

Class F
Shares Sold	75,192	$2,372,513	366,918	$8,709,292
Shares Issued for Reinvested Dividends	877	25,755	8,742	234,558
Shares Redeemed	(72,724)	(2,330,934)	(116,641)	(2,581,035)

Net Increase (Decrease)	3,345	67,334	259,019	6,362,815

Class SDR
Shares Sold	81,255	$2,589,854	714,406	$15,697,346
Shares Issued for Reinvested Dividends	1,960	57,632	21,587	579,811
Shares Redeemed	(57,488)	(1,845,486)	(194,734)	(4,709,065)

Net Increase (Decrease)	25,727	802,000	541,259	11,568,092

Total Net Increase (Decrease)	439,263	$15,307,599	1,796,293	$47,470,788

(1)	China A Fund commenced operations on March 31, 2020.
(2)	Class C of the Securitized Income Fund commenced operations on February 28, 2020.

100

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2021 (Unaudited)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 4, 2021. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as an upfront fee and a commitment fee. From November 1, 2020 through March 4, 2021, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2021, none of the Funds had borrowings under this facility.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Company, on behalf of each of Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, Securitized Income Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund, dismissed Ernst and Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended October 31, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended October 31, 2018 and October 31, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal year ended on October 31, 2018 and October 31, 2019, and through December 30, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each of Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, International Stock Fund, Securitized Income Fund, Tax-Aware Bond Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund for the fiscal year ended October 31, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). PwC has also been appointed to serve as the independent registered public accounting firm for the China A Fund for the fiscal year ended October 31, 2020.

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2021, events and transactions subsequent to April 30, 2021, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective May 1, 2021, the fund accounting fee schedule as set forth in the fund accounting agreement by and between the Company, on behalf of its Funds, and HFMC, was revised. Effective May 1, 2021, the fund accounting fee for each Fund shall equal the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.

101

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at  http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

102

Hartford Schroders Funds

Approval of Sub-Sub-Advisory Agreement for Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Unaudited)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”) is the successor to a corresponding series of Schroder Series Trust (the “Predecessor Fund”), pursuant to a reorganization consummated on October 24, 2016.

Section 15(c) of the 1940 Act requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of the mutual fund’s investment sub-advisory agreements. At its meeting held on February 10-11, 2021, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (the “Company”), including each of the Independent Directors, unanimously voted to approve an amendment to the sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.” and together with “SIMNA,” the “Sub-advisers”) to appoint SIMNA Ltd. as a secondary sub-adviser for the Emerging Markets Multi-Sector Bond Fund. This amendment to the Sub-Sub-Advisory Agreement was effective on March 1, 2021.

Prior to approving the amendment to the Sub-Sub-Advisory Agreement, the Board considered such information as it deemed reasonably necessary to evaluate the Sub-Sub-Advisory Agreement, which included information furnished to the Board and its committees at their meetings throughout the prior year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the amendment to the Sub-Sub-Advisory Agreement that was presented at the Board’s meeting held on February 10-11, 2021. Information provided to the Board and its committees at their meetings throughout the prior year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to the Emerging Markets Multi-Sector Bond Fund by the Investment Manager and the Sub-advisers (collectively, the “Advisers”) and their affiliates. In addition, the members of the Board considered a presentation by the Emerging Markets Multi-Sector Bond Fund’s portfolio manager regarding the Emerging Markets Multi-Sector Bond Fund and its performance at the meeting of the Board’s Investment Committee on February 10, 2021. The members of the Board also considered the materials and presentations by Fund officers and representatives of the Investment Manager received at the Board’s meetings on June 16-17, 2020 and August 4-5, 2020 and at the special meeting of the Board’s Investment Committee on May 12, 2020 concerning Fund performance and other investment-related matters in connection with the Board’s annual approval of the continuation of the investment management and sub-advisory agreements for the funds managed by the Investment Manager and its affiliates (the “Hartford funds”). In this regard, in the months preceding the August 4-5, 2020 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses.

In determining whether to approve the amendment to the Sub-Sub-Advisory Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the amendment to the Sub-Sub-Advisory Agreement was based on a comprehensive consideration of all information provided to the Board throughout the prior year and specifically with respect to the approval of the amendment to the Sub-Sub-Advisory Agreement. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Sub-Sub-Advisory Agreement and, throughout the evaluation process, the Board was assisted by counsel for the Emerging Markets Multi-Sector Bond Fund. The Independent Directors were also separately assisted by independent legal counsel throughout the evaluation process. In connection with their deliberations, the Independent Directors met separately with independent legal counsel to discuss the proposed amendment to the Sub-Sub-Advisory Agreement. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the amendment to the Sub-Sub-Advisory Agreement is provided below.

Nature, Extent and Quality of Services Provided

The Board considered information concerning the nature, extent, and quality of the services to be provided to the Emerging Markets Multi-Sector Bond Fund by SIMNA Ltd. The Board considered, among other things, the terms of the sub-advisory agreement between the Investment Manager and SIMNA and the amended Sub-Sub-Advisory Agreement, as well as the range of services to be provided by SIMNA Ltd. The Board considered SIMNA Ltd.’s organizational structure, systems, and personnel.

The Board considered the Sub-advisers’ professional personnel who provide, or would provide, services to the Emerging Markets Multi-Sector Bond Fund, including the Sub-advisers’ ability and experience in attracting and retaining qualified personnel to service the Emerging Markets Multi-Sector Bond Fund. The Board also considered SIMNA Ltd.’s reputation and overall financial strength and the Board’s past experience with SIMNA Ltd. with respect to the services it provides to other Hartford funds. In addition, the Board considered the quality of the Sub-advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to other Hartford funds. In this regard, the Board took into account the Sub-advisers’ communications with the Board in light of the market volatility amidst the coronavirus (COVID-19) pandemic.

With respect to SIMNA, which provides certain day-to-day portfolio management services for the Emerging Markets Multi-Sector Bond Fund, and SIMNA Ltd., which was proposed to provide certain day-to-day portfolio management services for the Emerging Markets Multi-Sector Bond Fund, in each case subject to oversight by the Investment Manager, the Board considered, among other things, the Sub-advisers’ investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities, and experience. In particular, the Board considered the abilities and experience of the Sub-advisers’ investment personnel in analyzing factors such as special considerations relevant to investing in emerging market debt investments. The Board also considered the international investment capabilities of SIMNA Ltd., which is based in London, and the benefits to the Emerging Markets Multi-Sector Bond Fund of having portfolio management services

103

Hartford Schroders Funds

Approval of Sub-Sub-Advisory Agreement for Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Unaudited) – (continued)

involving investments in non-U.S. securities provided by investment personnel located abroad. The Board considered the experience of the Emerging Markets Multi-Sector Bond Fund’s portfolio managers who would manage the Emerging Markets Multi-Sector Bond Fund’s portfolio following the implementation of the amended Sub-Sub-Advisory Agreement, the number of accounts managed by the portfolio managers, and each Sub-adviser’s method for compensating portfolio managers. The Board also considered the Sub-advisers’ succession planning practices to ensure continuity of portfolio management services provided to the Emerging Markets Multi-Sector Bond Fund.

The Board also considered information provided by SIMNA Ltd. regarding its compliance policies and procedures and compliance history and received a representation from the Company’s Chief Compliance Officer that the written compliance policies and procedures of SIMNA Ltd. are reasonably designed to prevent violations of the federal securities laws.

In considering this information, the Board evaluated not only the information presented to the Board in connection with its consideration of the amendment to the Sub-Sub-Advisory Agreement, but also the Board’s experience through past interactions with SIMNA Ltd. as a sub-sub-adviser to other Hartford funds.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Emerging Markets Multi-Sector Bond Fund by SIMNA Ltd.

Performance of the Emerging Markets Multi-Sector Bond Fund

The Board considered the investment performance of the Emerging Markets Multi-Sector Bond Fund, which included the performance of its Predecessor Fund, as well as the investment performance of SIMNA and the Emerging Markets Multi-Sector Bond Fund’s portfolio management team. The Board noted changes to the Emerging Markets Multi-Sector Bond Fund’s portfolio management team in connection with the proposed amendment to the Sub-Sub-Advisory Agreement. The Board also noted that the Predecessor Fund had been managed by SIMNA. In this regard, the Board reviewed the performance of the Emerging Markets Multi-Sector Bond Fund over different time periods presented in the materials. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance.

Based on these considerations, the Board concluded that it was satisfied that SIMNA Ltd. has the capability of providing satisfactory investment performance for the Emerging Markets Multi-Sector Bond Fund.

Costs of the Services and Profitability

The Board reviewed information regarding the Investment Manager’s cost to provide investment management and related services to the Emerging Markets Multi-Sector Bond Fund and the Investment Manager’s profitability, both overall and for the Emerging Markets Multi-Sector Bond Fund on a pre-tax basis without regard to distribution expenses, from all services provided to the Emerging Markets Multi-Sector Bond Fund under the current contractual arrangements and also assuming implementation of the amendment to the Sub-Sub-Advisory Agreement with SIMNA Ltd.

The Board received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from the Investment Manager and SIMNA that SIMNA’s sub-advisory fees were negotiated at arm’s length and that the sub-advisory fees are paid by the Investment Manager and not the Emerging Markets Multi-Sector Bond Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA, not the Emerging Markets Multi-Sector Bond Fund. Accordingly, the Board concluded that the profitability of SIMNA Ltd. is a less relevant factor with respect to the Board’s consideration of the amendment to the Sub-Sub-Advisory Agreement.

Based on these considerations, the Board concluded that the profits anticipated to be realized by SIMNA Ltd. and its affiliates from their relationships with the Emerging Markets Multi-Sector Bond Fund would not be excessive.

Comparison of Fees and Services to be Provided

The Board considered information regarding the proposed sub-sub-advisory fees to be paid by SIMNA to SIMNA Ltd. In this regard, the Board reviewed information from the Investment Manager and SIMNA relating to the sub-advisory and proposed sub-sub-advisory fees for the Emerging Markets Multi-Sector Bond Fund. The Board considered that, in connection with the addition of SIMNA Ltd. as a sub-sub-adviser to the Emerging Markets Multi-Sector Bond Fund, no changes were proposed to the management fees to be paid by the Emerging Markets Multi-Sector Bond Fund to the Investment Manager or the sub-advisory fees to be paid by the Investment Manager to SIMNA.

Based on these considerations, the Board concluded that the Emerging Markets Multi-Sector Bond Fund’s proposed sub-sub-advisory fees, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided under the amended Sub-Sub-Advisory Agreement.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Emerging Markets Multi-Sector Bond Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Emerging Markets Multi-Sector Bond Fund. The

104

Hartford Schroders Funds

Approval of Sub-Sub-Advisory Agreement for Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Unaudited) – (continued)

Board considered that, in connection with the addition of SIMNA Ltd. as a sub-sub-adviser to the Emerging Markets Multi-Sector Bond Fund, no changes were proposed to the management fees to be paid by the Emerging Markets Multi-Sector Bond Fund to the Investment Manager or the sub-advisory fees to be paid by the Investment Manager to SIMNA. After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Emerging Markets Multi-Sector Bond Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Emerging Markets Multi-Sector Bond Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in the Emerging Markets Multi-Sector Bond Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Sub-Sub-Advisory Agreement.

Other Benefits

The Board considered other benefits to SIMNA Ltd. and its affiliates from their relationships with the Emerging Markets Multi-Sector Bond Fund. The Board considered the potential benefits, if any, to SIMNA Ltd. from any use of the Emerging Markets Multi-Sector Bond Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA, has entered into an additional compensation arrangement with the Investment Manager and Hartford Funds Distributors, LLC (“HFD”). The Board considered that under this arrangement, SFA is involved in the distribution of the Class SDR shares of the Emerging Markets Multi-Sector Bond Fund, and the Investment Manager compensates SFA for such services. The Board also considered that SIMNA has entered into a solicitation agreement with the Investment Manager pursuant to which the Investment Manager provides certain marketing support services with respect to an investment strategy model offered by SIMNA through its managed account platforms.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Emerging Markets Multi-Sector Bond Fund for the Board to approve the amendment to the Sub-Sub-Advisory Agreement for the Emerging Markets Multi-Sector Bond Fund. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

105

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America Inc. Schroder Investment Management North America Ltd. serves as a sub-sub adviser to certain Funds. HFD and HFMC are not affiliated with Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.

MFSAR-HSE21    06/21    223142    Printed in U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 8, 2021	By:	/s/ James E Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 8, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 8, 2021	By:	/s/ David A. Naab
David A. Naab
Treasurer
(Principal Financial Officer and Principal Accounting Officer)